--------------
SEMI-ANNUAL REPORT                                                      GE FUNDS

MARCH 31, 2001

[GE LOGO OMITTED]

[GE LOGO OMITTED]

        WE BRING GOOD THINGS TO LIFE.
----------

                                                               Table of Contents

LETTER FROM THE PRESIDENT ..................................................   2
GE FUNDS' BRIGHTEST STARS ..................................................   4
FINANCIAL INFORMATION
MANAGER REVIEWS AND SCHEDULES OF INVESTMENTS
      GE U.S. Equity Fund ..................................................   5
      GE Value Equity Fund .................................................  10
      GE Mid-Cap Growth Fund ...............................................  15
      GE Mid-Cap Value Equity Fund .........................................  19
      GE Small-Cap Value Equity Fund .......................................  23
      GE S&P 500 Index Fund ................................................  27
      GE Global Equity Fund ................................................  35
      GE International Equity Fund .........................................  40
      GE Europe Equity Fund ................................................  45
      GE Emerging Markets Fund .............................................  49
      GE Premier Growth Equity Fund ........................................  55
      GE Premier Research Equity Fund ......................................  58
      GE Premier International Equity Fund .................................  62
      GE Premier Value Equity Fund .........................................  66
      GE Fixed Income Fund .................................................  69
      GE Government Securities Fund ........................................  77
      GE Short-Term Government Fund ........................................  81
      GE Tax-Exempt Fund ...................................................  85
      GE High Yield Fund ...................................................  90
      GE Strategic Investment Fund .........................................  97
      GE Money Market Fund ................................................. 107
NOTES TO PERFORMANCE ....................................................... 109
NOTES TO SCHEDULES OF INVESTMENTS .......................................... 111
FINANCIAL STATEMENTS
      Financial Highlights ................................................. 112
      Notes to Financial Highlights ........................................ 129
      Statements of Assets and Liabilities ................................. 130
      Statements of Operations ............................................. 134
      Statements of Changes in Net Assets .................................. 138
      Notes to Financial Statements ........................................ 146
INVESTMENT TEAM ............................................................ 159
SHAREHOLDER INQUIRIES ...................................................... 162

--------------------------------------------------------------------------------
 This report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

                                                       Letter from the President

DEAR SHAREHOLDER

I am pleased to provide you with the Semi-Annual Report for the GE Funds, for the six months ended March 31, 2001. I'd like to take the opportunity to provide you with some informational highlights about our Funds, give you an overview of what happened in the market over the past six months and our outlook going forward. To find information about a particular fund's performance, I encourage you to read the portfolio manager's commentaries and the Fund specific data, beginning on page 5 of this report.

MARKET OVERVIEW
The past six months saw a dramatic change in the fortunes of the U.S. economy, which had a significant impact on the performance of the investment markets. After a number of years of rather rapid growth, the U.S. economy began to slow toward the end of 2000, and continued that trend as the new year began. This prompted the Federal Reserve (the "Fed") to reverse its position from one of fighting the risk of inflation in a fast-growth environment, to one of trying to engineer a soft landing for the economy. In January, the Fed implemented two, one-half percent reductions in the federal funds rate, and added another half-percent easing move in March.

The Fed's actions, however, were not sufficient to offset the already weakening business climate. A number of companies failed to meet profit expectations, which discouraged investors and resulted in a marked decline in the prices of many stocks. Hardest hit were the technology and telecommunications sectors. Of particular note was the dramatic drop in the technology-laden NASDAQ composite index, which lost half of its value between September 30, 2000 and March 31, 2001. The Standard & Poor's 500 Index declined by close to 20% in that time, while the Dow Jones Industrial Average lost about 7%. The bearish sentiment grew even stronger in February and March, as the corporate profit picture continued to worsen, and the market's weakness spread to nearly every sector of the economy. The only areas that escaped with somewhat positive results were the energy, electric utilities and health care industries.

The declining fortunes of the U.S. economy, and the interest rate reductions by the Fed had a positive impact on the bond market. Yields came down in most sectors of the bond market, boosting bond values. In the first months of 2001, corporate bonds enjoyed a particularly strong period of performance, including bonds in the high-yield sector, which had lagged the market as a whole through most of 2000. Interest rates on long-term Treasury bonds also declined over the six-month period, though not as dramatically as rates on short-term debt securities, boosting their values as well.

Foreign markets struggled, particularly in the early months of 2001, as concerns about an economic slowdown spread worldwide. Most markets declined significantly in the first quarter of the new year. In addition, the dollar, which had weakened in late 2000, gained surprising strength in 2001. That turnaround proved to have a negative impact on returns for U.S. investors in overseas equity and fixed-income markets.

MARKET OUTLOOK
As we enter the spring and summer months of 2001, there seem to be more questions than answers about the direction of the markets. Nearly all revolve around what will happen to the U.S. economy. It is not clear at this point if the economy has actually slipped into a recession, or whether it will in the months ahead. If that does occur, it is likely to have a negative impact on corporate profits, which will dampen enthusiasm for stocks. On the other hand, signs of improvement in the economy would likely enhance the outlook for corporate earnings, and should encourage investors about the prospects for stocks going forward. Regardless of what happens, it appears likely that any rebound in the economy will be slow and steady, rather than a rapid recovery. If this proves to be true, investors will likely have to maintain patience with the market through these challenging times. We remain very positive about the long-term outlook for equities and fixed-income products, given the generally favorable economic trends combining reasonable economic growth with low inflation. That optimism extends to our view of foreign markets as well.

FUND HIGHLIGHTS
The GE Funds family has much to be proud of. An important measure of our focus on delivering quality investment options to you is how our Funds compare to others in the industry. I'm happy to report that a number of our Funds are faring quite well.

Most impressive is that several of our Funds have generated a superior Funds have generated a superior return record on a consistent basis. GE VALUE EQUITY FUND, GE STRATEGIC INVESTMENT FUND and GE U.S. EQUITY FUND all rank among the top 25% of mutual funds within their respective competitive categories for both the three-year and five-year time periods ending March 31, 2001. In addition, one of our Funds with a history of less than five years, GE PREMIER GROWTH FUND, ranks among the top 25% in its competitive universe for the three-year time period ended March 31, 2001.

The GE VALUE EQUITY, GE PREMIER GROWTH, GE U.S. EQUITY AND GE GLOBAL EQUITY FUNDS have all earned 4-star ratings from Morningstar, the independent mutual fund rating service. Please see GE Funds' Brightest Stars on page 4.


THE VALUE OF DIVERSIFICATION
An important lesson of the market's sudden turnaround is the value of owning a diversified portfolio. This includes not only an appropriate mix of equity and fixed-income funds (the breakdown depends on your investment time horizon and your willingness to tole) but also a proper mix within each category.
For instance, during the strong run for technology stocks in the late 1990s, many investors poured money into growth-oriented stock funds while ignoring funds that focused on stocks that offered more attractive value. But recent results show that those who avoided value funds missed an opportunity. Based on a breakdown of the S&P 500 Index, value stocks outperformed growth stocks by 37% for the 12-month period ending March 31, 2001. Clearly, a portfolio diversified in both value and growth funds over that time period would have performed better than one that only included growth funds. Keep in mind the importance of maintaining a well-balanced portfolio as you pursue your key financial goals.

All of us at GE Funds thank you for your continued investment in our products.
I encourage you to check out our website at www.gefn.com/mutualfunds for more information, including quarterly market commentaries. I also recommend you maintain a long-term perspective as you review your investment strategy. We look forward to continuing to meet your needs.


Sincerely,

/s/MICHAEL J. COSGROVE


Michael J. Cosgrove
Chairman, GE Funds
April 19, 2001

MIKE COSGROVE IS THE PRESIDENT OF THE ASSET MANAGEMENT SERVICES GROUP OF GE FINANCIAL ASSURANCE HOLDINGS, INC., AND OF GE INVESTMENT DISTRIBUTORS, INC., THE FUNDS' DISTRIBUTOR, AND SERVES AS A TRUSTEE OF THE GE PENSION TRUST AND GE'S EMPLOYEE SAVINGS PROGRAM. PREVIOUSLY CHIEF FINANCIAL OFFICER OF GE ASSET MANAGEMENT AND ASSISTANT TREASURER - GE COMPANY, MIKE JOINED GE IN 1970 AND HELD A NUMBER OF MANAGERIAL POSITIONS IN FINANCE AND SALES IN THE INTERNATIONAL OPERATION AND IN GE TRADING COMPANY. HE HAS A B.S. IN ECONOMICS FROM FORDHAM UNIVERSITY AND AN M.B.A. FROM ST. JOHN'S UNIVERSITY.

                                                       GE FUNDS' BRIGHTEST STARS

                                                                   ---------------------------------------
                                                                             AVERAGE ANNUAL TOTAL RETURNS*
                                                                   ---------------------------------------

                                              INCEPTION       ONE         THREE       FIVE        SINCE        MORNINGSTAR
AS OF 3/31/01                                 DATE+           YEAR        YEARS       YEARS       INCEPTION    (OVERALL)
RATINGTM**

DOMESTIC EQUITY FUNDS
GE Premier Growth Equity Fund Class A         12/31/96       (17.24%)     11.72%      N/A         17.63%       [4 STARS]
GE Premier Growth Equity Fund Class B         12/31/96       (17.83%)     10.89%      N/A         16.75%       [5 STARS]
GE U.S. Equity Fund Class A                    2/22/93       (10.45%)      6.34%      15.39%      15.57%       [4 STARS]
GE U.S. Equity Fund Class B                   12/22/93       (11.09%)      5.55%      14.52%      16.42%
GE Value Equity Fund Class A                    9/8/93        (9.11%)      6.43%      16.22%      14.91%       [4 STARS]
GE Value Equity Fund Class B                    9/8/93        (9.84%)      5.75%      15.45%      14.15%       [4 STARS]

INTERNATIONAL EQUITY FUNDS

GE Global Equity Fund Class A                   2/2/93       (22.91%)      3.02%      8.26%       10.22%       [4 STARS]
GE Global Equity Fund Class B                 12/22/93       (23.46%)      2.27%      7.47%        7.10%       [4 STARS]

TAXABLE BOND FUNDS

GE Short-Term Government Fund Class A           3/2/94         9.29%       5.93%      5.92%        5.70%       [4 STARS]
GE Short-Term Government Fund Class B           3/2/94         8.56%       5.28%      5.28%        5.05%       [4 STARS]

  +COMMENCEMENT OF OPERATIONS

  *MORE COMPLETE INFORMATION ON THE TOTAL RETURNS IS INCLUDED ON PAGES 109
   AND 110.

 **FOR EACH FUND WITH AT LEAST A THREE-YEAR HISTORY, MORNINGSTAR CALCULATES A
   MORNINGSTAR RATINGTM METRIC EACH MONTH BY SUBTRACTING THE RETURN ON A 90-DAY U.S. TREASURY BILL FROM THE FUND'S LOAD-ADJUSTED RETURN FOR THE SAME PERIOD, AND THEN ADJUSTING THIS EXCESS RETURN FOR RISK. THE TOP 10% OF FUNDS IN EACH BROAD ASSET CLASS RECEIVE 5 STARS, THE NEXT 22.5% RECEIVE 4 STARS, THE NEXT 35% RECEIVE 3 STARS, THE NEXT 22.5% RECEIVE 2 STARS AND THE BOTTOM 10% RECEIVE 1 STAR. THE OVERALL MORNINGSTAR RATING FOR A FUND IS DERIVED FROM A WEIGHTED AVERAGE OF THE PERFORMANCE FIGURES ASSOCIATED WITH ITS THREE-, FIVE- AND TEN-YEAR (IF APPLICABLE) MORNINGSTAR RATING METRICS. GE U.S. EQUITY FUND , GEPREMIER GROWTH EQUITY FUND AND GEVALUE EQUITY FUND WERE RATED AMONG 4298 AND 2653 DOMESTIC EQUITY FUNDS; GEGLOBAL EQUITY FUND WAS RATED AMONG 1292 AND 808 INTERNATIONAL EQUITY FUNDS; AND GESHORT-TERM GOVERNMENT FUND WAS RATED AMONG 1786 AND 1319 TAXABLE BOND FUNDS, FOR THE THREE- AND FIVE-YEAR PERIODS, RESPECTIVELY.

   The GE Premier Growth Equity Fund Class A shares received four stars for the three-year period. The GEPremier Growth Equity Fund Class B shares received five stars for the three-year period. The GE U.S. Equity Fund Class A and Class B shares received four stars for the three-year period and four stars for the five-year period. The GEValue Equity Fund Class A and Class B shares received four stars for the three-year period and four stars for the five-year period. The GE Global Equity Fund Class A and Class B shares received four stars for the three-year period and four stars for the five-year period. The GE Short-Term Government Fund Class A and Class B shares received four stars for the three-year period and four stars for the five-year period. Ratings for other GE Funds or other classes of shares may be different. None of the GE Funds shown have been offered long enough to receive ten year ratings.


   Past performance is no guarantee of future results.

                                                             GE U.S. EQUITY FUND

  Q&A

Q.  HOW DID THE GE U.S. EQUITY FUND PERFORM COMPARED
    TO ITS BENCHMARK FOR THE
    SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE U.S. Equity Fund declined 8.82% for Class A Shares, 9.16% for Class B Shares, 9.13% for Class C Shares and 8.70% for Class Y Shares for the six-month period ended March 31, 2001, while the Standard & Poor's 500 Composite Price Index lost 18.76% for the same period.

Q.  WHY DID THE FUND
    OUTPERFORM ITS BENCHMARK
    FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The Fund outperformed the benchmark primarily because of our reduced weighting in the technology sector. Other areas that helped performance included transportation, consumer stable, capital goods, and energy.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. As mentioned above there were several sectors that boosted performance. One area that hurt performance included the financials sector. This sector had done exceptionally well in the second half of 2000 and despite additional Federal Reserve interest rate cuts over the recent first quarter, the group declined more than 7% as investors opted to take profits in many of these stocks. Our holding in Fannie Mae did very well over the period, gaining more than 26% in the quarter. As mentioned, technology declined dramatically in the first quarter. However holdings such as First Data did very well with a return in excess of 41% over this period. Another notable issue in the Fund is Lincare in the healthcare industry which gained almost 85% over the period. Healthcare issues have been an area investors like because of their potential for earnings growth in a moderating economy.

Q.  HOW HAS THE ECONOMIC SLOWDOWN IMPACTED
    THE FUND?

A. The Fund has held up well in this environment due to its neutral approach to the market and solid stock selection. The economy has slowed dramatically from last year's peak of a 7% annual growth rate to about 1% in the first quarter of 2001. Technology was the hardest hit sector and the Fund had trimmed back its position. The Federal Reserve has been adding liquidity to the market through interest rate cuts, which should help our heavier concentration in financial stocks. We believe the market is bottoming now and will begin to pick up over the next few quarters. Areas such as consumer cyclicals have retreated lately in light of declining consumer confidence and decreases in consumer spending. The consumer scenario should pick up as the economy recovers. Energy has also done well in this environment due to positive supply and demand characteristics and the Fund increased its energy holdings.

Q.  WHAT IS YOUR OUTLOOK FOR
    THE FUND?

A. We believe the Fund is positioned well in this moderating economy. We continue to focus on long term leaders in each industry and sector with a particular focus on good quality earnings and solid management.

                                                             GE U.S. EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  Citigroup Inc.                   3.77%
----------------------------------------
  Merck & Co. Inc.                 3.13%
----------------------------------------
  ExxonMobil Corp.                 3.07%
----------------------------------------
  Microsoft Corp.                  3.06%
----------------------------------------
  First Data Corp.                 2.65%
----------------------------------------
  Cardinal Health Inc.             2.31%
----------------------------------------
  Pfizer Inc.                      2.28%
----------------------------------------
  Fannie Mae                       2.10%
----------------------------------------
  SBC Communications Inc.          1.74%
----------------------------------------
  United Technologies Corp.        1.72%
----------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 U.S. companies.

LIPPER PERFORMANCE
COMPARISON
Large Cap Core Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX     ONE     FIVE
                MONTHS   YEAR    YEAR
               ---------------------------
Number of
Funds in
peer group:       613      580     223
------------------------------------------
Peer group
average annual
total return:  -19.54%  -22.12%  11.64%
------------------------------------------
Lipper categories
in peer group:  Large Cap Core
------------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
             GE US Equity Fund      GE US Equity Fund w/load          S&P 500
2/22/93             10,000                        9,425                 10,000
9/93             11,032.38                    10,400.76              10,531.82
9/94             11,129.16                    10,491.98              10,920.02
9/95             14,118.31                       13,310              14,166.68
9/96             16,758.61                    15,799.16              17,047.17
9/97             23,422.39                    22,081.43              23,948.59
9/98                24,739                    23,323.11              26,131.98
9/99             31,615.33                     29,805.3              33,398.05
9/00              35,439.6                    33,410.62              37,820.44
3/1/2001         32,313.65                    30,463.64              30,727.05

AVERAGE ANNUAL
TOTAL RETURN

                         SIX       ONE      FIVE     SINCE
                        MONTHS     YEAR     YEAR   INCEPTION
                        ------     ----     ----   ---------
GE U.S. Equity           -8.82%   -10.45%   15.39%   15.57%

GE U.S. Equity W/LOAD   -14.06%   -15.61%   14.03%   14.73%
 MAXIMUM LOAD OF 5.75%

S&P 500                 -18.76%   -21.85%   14.19%   14.85%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
                GE US Equity Fund      GE US Equity Fund w/load         S&P 500
12/22/93                10,000                      10,000               10,000
9/94                  9,990.57                    9,990.57             10,133.3
9/95                 12,579.81                   12,579.81            13,146.06
9/96                 14,816.93                   14,816.93            15,819.02
9/97                  20,558.5                    20,558.5            22,223.24
9/98                    21,545                      21,545            24,249.33
9/99                 27,326.98                   27,326.98            30,991.92
9/00                 31,530.04                   31,530.04             35,095.7
3/1/2001             30,219.59                   30,219.59            28,513.35

AVERAGE ANNUAL
TOTAL RETURN

                         SIX       ONE      FIVE     SINCE
                        MONTHS     YEAR     YEAR   INCEPTION
                        ------     ----     ----   ---------
GE U.S. Equity          -9.16%    -11.09%  14.52%    15.13%
GE U.S. Equity W/LOAD  -12.57%    -14.43%  14.52%    15.13%
 MAXIMUM LOAD            4.00%      4.00%   0.00%     0.00%
S&P 500                -18.76%    -21.85%  14.19%    15.49%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
               GE US Equity Fund     GE US Equity Fund w/load         S&P 500
10/1/99                10,000                     10,000               10,000
12/99               11,171.89                  11,171.89            11,491.09
03/00               11,372.41                  11,372.41            11,772.83
06/00               11,150.41                  11,150.41            11,438.93
09/00               11,125.34                  11,125.34            11,324.15
12/00               11,037.75                  11,037.75            10,437.65
3/1/2001            10,109.34                  10,109.34             9,200.25

AVERAGE ANNUAL
TOTAL RETURN

                         SIX       ONE        SINCE
                        MONTHS     YEAR     INCEPTION
                        ------     ----     ---------
GE U.S. Equity          -9.13%   -11.11%      0.73%
GE U.S. Equity W/LOAD   -9.98%   -11.94%      0.73%
  MAXIMUM LOAD           1.00%     1.00%      0.00%
S&P 500                -18.76%   -21.85%     -5.40%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
                  GE US Equity Fund          S&P 500
11/29/93                  10,000                10,000
9/94                   10,096.06             10,258.34
9/95                   12,835.67             13,308.28
9/96                   15,270.71             16,014.23
9/97                   21,403.88             22,497.47
9/98                      22,658             24,548.57
9/99                   29,033.73             31,374.36
9/00                   32,627.07             35,528.78
3/1/2001               29,788.45             28,865.21

AVERAGE ANNUAL
TOTAL RETURN

                         SIX       ONE      FIVE     SINCE
                        MONTHS     YEAR     YEAR   INCEPTION
                        ------     ----     ----   ---------
GE U.S. Equity          -8.70%   -10.20%   15.67%    16.04%
S&P 500                -18.76%   -21.85%   14.19%    15.54%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                             GE U.S. EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

       GE U.S. EQUITY FUND

MARKET VALUE OF $689,019 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Consumer-Stable      20.8%
Financial            19.4%
Technology           16.7%
Consumer-Cyclical    12.0%
Energy                9.2%
Capital Goods         8.1%
Utilities             8.0%
Basic Materials       2.2%
Transportation        1.9%
Short Term            1.7%




                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 98.1%
--------------------------------------------------------------------------------

BASIC MATERIALS -- 2.2%

Alcoa Inc. .........................  66,385   $  2,386,541
Barrick Gold Corp. ................. 123,831      1,769,545
Bowater Inc. .......................  29,061      1,377,491
Du Pont de Nemours (E.I.) & Co. ....  39,401      1,603,621
International Paper Co. ............  73,015      2,634,381
The Dow Chemical Co. ...............  40,291      1,271,987
Weyerhaeuser Co. ...................  84,430      4,288,200
                                                 15,331,766

CAPITAL GOODS -- 8.1%

Boeing Co. .........................  69,795      3,888,279
Deere & Co. ........................  45,029      1,636,354
Dover Corp. ........................ 229,088      8,210,514(h)
Eaton Corp. ........................  31,521      2,159,189
Emerson Electric Co. ............... 122,356      7,586,072
General Dynamics Corp. .............  31,520      1,977,565
Hubbell Inc. (Class B) .............  17,195        400,643
Martin Marietta Materials Inc. .....  47,281      2,018,899
Minnesota Mining &
   Manufacturing Co. ...............  56,207      5,839,907
Molex Inc. (Class A) ............... 213,327      5,933,157
Parker-Hannifin Corp. ..............  45,029      1,788,552
United Technologies Corp. .......... 161,700     11,852,610
Waste Management Inc. .............. 103,005      2,544,224
                                                 55,835,965

CONSUMER - CYCLICAL -- 12.0%

Adelphia Communications
    Corp. (Class A) ................   9,500        384,750(a)
AT&T Corp. - Liberty Media
    Group (Class A) ................ 630,332      8,824,648(a)

                                       NUMBER
                                    OF SHARES         VALUE

Carnival Corp. .....................  90,622  $   2,507,511
Catalina Marketing Corp. ........... 120,454      3,923,187(a)
Comcast Corp. (Class A) ............ 197,567      8,285,466(a)
CVS Corp. ..........................  91,747      5,366,282
Gannett Co. Inc. ...................  83,867      5,008,537
Gemstar-TV Guide International Inc..  10,696        307,510(a)
Home Depot Inc. .................... 120,454      5,191,567
Interpublic Group Cos. Inc. ........ 140,156      4,814,359
Lowes Cos. Inc. .................... 124,056      7,251,073
McDonald's Corp. ................... 112,044      2,974,768
NTL Inc. ........................... 143,532      3,609,830(a)
Target Corp. ....................... 230,213      8,306,085
The Walt Disney Co. ................ 246,536      7,050,930(h)
UnitedGlobalCom Inc. (Class A) .....   6,754         88,646(a)
Viacom Inc. (Class B) ..............  49,690      2,184,869(a)
Wal-Mart Stores Inc. ............... 133,962      6,765,081
                                                 82,845,099

CONSUMER - STABLE -- 20.7%

Abbott Laboratories ................ 136,777      6,454,507
American Home Products Corp. .......  37,149      2,182,504(h)
Anheuser Busch Cos. Inc. ...........  50,658      2,326,722(h)
Apogent Technologies Inc. ..........  91,185      1,845,584(a)
Applera Corp. - Applied
   Biosystems Group ................  32,905        913,114
Avon Products Inc. .................  19,001        759,850
Baxter International Inc. ..........  34,060      3,206,408
Bristol-Myers Squibb Co. ........... 146,908      8,726,335
Cardinal Health Inc. ............... 164,593     15,924,373(h)
Colgate-Palmolive Co. ..............  14,307        790,605
Dentsply International Inc. ........  31,296      1,142,304
Eli Lilly & Co. ....................  83,416      6,394,671
Energizer Holdings Inc. ............  17,751        443,775(a)
General Mills Inc. ................. 104,311      4,486,416
Gillette Co. .......................  50,658      1,579,010
Heinz (H.J.) Co. ...................  33,531      1,347,946
Johnson & Johnson                    135,087     11,816,060
Kimberly-Clark Corp. ...............  67,543      4,581,442
Lincare Holdings Inc. ..............  67,544      3,575,610(a)
Medtronic Inc. .....................  26,725      1,222,401
Merck & Co. Inc. ................... 283,686     21,531,767(h)
Pepsico Inc. ....................... 158,729      6,976,140
Pfizer Inc. ........................ 383,312     15,696,626
Pharmacia Corp. ....................  48,407      2,438,261
Philip Morris Cos. Inc. ............  45,255      2,147,350
Procter & Gamble Co. ...............  54,035      3,382,591
Ralston Purina Group ............... 118,202      3,681,992
Schering Plough Corp. ..............  56,289      2,056,237
Sybron Dental Specialties Inc. .....  27,942        586,782(a)
The Coca-Cola Co. ..................  74,861      3,380,723
UnitedHealth Group Inc. ............  12,946        767,180
Watson Pharmaceuticals Inc. ........  14,117        742,554(a)
                                                143,107,840

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                             GE U.S. EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

ENERGY -- 9.2%

Anadarko Petroleum Corp. ...........  40,526 $    2,544,222
Baker Hughes Inc. .................. 100,191      3,637,935
BP Amoco PLC ADR ...................  40,526      2,010,900
Burlington Resources Inc. ..........  73,736      3,299,686
Chevron Corp. ......................  24,766      2,174,455
Conoco Inc. (Class B) .............. 129,460      3,657,245
Devon Energy Corp. .................  36,586      2,129,305
ExxonMobil Corp. ................... 260,778     21,123,018(h)
Nabors Industries Inc. ............. 116,401      6,034,228(a)
Royal Dutch Petroleum Co. ADR ......  59,663      3,307,717
Schlumberger Ltd. .................. 118,764      6,841,994
Texaco Inc. ........................  22,354      1,484,306
Transocean Sedco Forex Inc. ........  61,352      2,659,609
Unocal Corp. .......................  69,796      2,412,848
                                                 63,317,468

FINANCIAL -- 19.4%

AFLAC Inc. .........................  26,824        738,733
American Express Co. ............... 190,531      7,868,930
American International Group Inc. ..  80,608      6,488,944
Bank of America Corp. ..............  73,174      4,006,277
Bank One Corp. .....................  42,497      1,537,541
Berkshire Hathaway Inc. (Class B) ..     887      1,930,112(a)
Chubb Corp. ........................  28,143      2,038,679
Citigroup Inc. ..................... 577,918     25,994,752
Countrywide Credit Industries Inc. .  12,270        605,525
Fannie Mae ......................... 182,188     14,502,165
Fidelity National Financial Inc. ...  44,466      1,190,355
FleetBoston Financial Corp. ........ 141,651      5,347,325
Freddie Mac ........................  48,233      3,126,945
Goldman Sachs Group Inc. ...........  38,049      3,237,970
Hartford Financial Services
   Group Inc. ......................  95,271      5,620,989
J.P. Morgan Chase & Co. ............ 197,003      8,845,435
Lehman Brothers Holdings Inc. ......  70,922      4,446,809
Loews Corp. ........................  34,898      2,073,290
Marsh & McLennan Cos. Inc. .........  58,876      5,594,986
Morgan Stanley, Dean Witter & Co. .. 101,811      5,446,889
PNC Financial Services Group ....... 101,878      6,902,234
St. Paul Cos. Inc. .................  45,029      1,983,527
State Street Corp. .................  24,203      2,260,560(e)
The Allstate Corp. ................. 171,753      7,203,321
The Bank of New York Co. Inc. ......  27,966      1,377,046
U.S. Bancorp .......................  78,404      1,818,977
Wells Fargo & Co. ..................  33,692      1,666,743
                                                133,855,059

TECHNOLOGY -- 16.6%

Analog Devices Inc. ................ 126,845      4,596,863(a)
Applied Materials Inc. .............  72,047      3,134,044(a)

                                       NUMBER
                                    OF SHARES         VALUE
Automatic Data Processing Inc. ..... 121,017 $    6,580,904
Cisco Systems Inc. .................  81,053      1,281,651(a)
Compaq Computer Corp. .............. 314,193      5,718,313
Computer Sciences Corp. ............  33,772      1,092,524(a)
Convergys Corp. ....................  36,024      1,299,386(a)
Dell Computer Corp. ................ 271,865      6,983,532(a)
EMC Corp. ..........................  82,742      2,432,615(a)
Equifax Inc. ....................... 256,103      8,003,219
First Data Corp. ................... 305,635     18,249,466
Hewlett-Packard Co. ................  67,544      2,112,101
Intel Corp. ........................ 292,731      7,702,484
International Business
   Machines Corp. ..................  73,173      7,037,779
Intuit Inc. ........................  50,487      1,401,014(a)
Microsoft Corp. .................... 385,565     21,085,586(a)
Motorola Inc. ...................... 152,766      2,178,443
Nortel Networks Corp. ..............       4             56
Oracle Corp. .......................  57,840        866,443(a)
PeopleSoft Inc. ....................  25,784        604,313(a)
Pitney Bowes Inc. ..................  64,167      2,229,803
Sun Microsystems Inc. .............. 148,935      2,289,131(a)
Tellabs Inc. .......................  79,364      3,229,123(a)
Texas Instruments Inc. ............. 131,035      4,059,464
Unisys Corp. .......................  59,685        835,590(a)
                                                115,003,847

TRANSPORTATION -- 1.9%

AMR Corp. ..........................  61,915      2,174,455(a)
Burlington Northern Santa Fe Corp. . 134,053      4,072,530
Canadian Pacific Ltd. .............. 129,460      4,751,182
Continental Airlines Inc. (Class B).  29,060      1,203,084(a)
Delta Air Lines Inc. ...............  18,012        711,474
                                                 12,912,725

UTILITIES -- 8.0%

AT&T Corp. .........................  71,589      1,524,846
Calpine Corp. ......................  34,335      1,890,829(a)
Dominion Resources Inc. ............  56,287      3,628,823
Duke Energy Corp. .................. 120,453      5,148,161
El Paso Corp. ...................... 108,408      7,079,042
Exelon Corp. .......................  61,967      4,065,035
McLeodUSA Inc. (Class A) ...........  30,156        261,980(a)
Qwest Communications
   International Inc. ..............  92,310      3,235,466(a)
SBC Communications Inc. ............ 268,972     12,004,220
Sprint Corp. (FON Group) ........... 101,317      2,227,961
Sprint Corp. (PCS Group) ........... 126,250      2,398,750(a)
Verizon Communications ............. 101,316      4,994,879
Vodafone Group PLC ADR ............. 136,777      3,713,495

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                             GE U.S. EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

WorldCom Inc. ......................  55,884 $    1,044,332(a)
Xcel Energy Inc. ...................  65,293      1,965,972
XO Communications Inc. (Class A) ...  23,484        164,388(a)
                                                 55,348,179

TOTAL INVESTMENTS IN SECURITIES
   (COST $649,072,563) .............            677,557,948



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.7%
--------------------------------------------------------------------------------

GEI Short-Term
   Investment Fund                10,975,902     10,975,902

                                   PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
State Street Cayman Islands
   5.25%    04/02/01 .............. $485,000        485,000

TOTAL SHORT-TERM INVESTMENTS
   (COST $11,460,902) .............              11,460,902


OTHER ASSETS AND LIABILITIES,
   NET 0.2% .......................               1,693,152
                                               ------------


NET ASSETS -- 100%                              $690,712,002
                                               ============


--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE U.S. Equity Fund had the following long futures contracts open at March 31, 2001:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      June 2001        10       $2,923,000    $(51,700)




------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND

  Q&A

Q.  HOW DID THE GE VALUE EQUITY FUND PERFORM COMPARED
    TO ITS BENCHMARK FOR THE
    SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Value Equity Fund declined 7.69% for Class A Shares, 8.02% for Class B Shares, 8.01% for Class C Shares and 7.54% for Class Y Shares for the six-month period ended March 31, 2001. The Standard & Poor's 500/BARRA Value Composite Price Index lost 5.01% for the same period.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE
    SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The Fund's underperformance can primarily be attributed to the pull-back in financial stocks, which were particularly strong in the second half of 2000. While we had trimmed back our position, several stocks were hit hard including American Express and Washington Mutual. In addition, technology holdings declined over 40% for the benchmark and while our holdings only declined 27%, we had a heavier position than the index. Consumer stable and capital goods companies also detracted from performance.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Our performance was higher than the benchmark in four of the nine sectors (Energy, Technology, Transportation and Utilities), and our sector allocation helped in five of the nine sectors (Capital Goods, Consumer Stable, Energy, Transportation and Utilities). It was the stocks we avoided, such as Worldcomm, AT&T and Enron that helped our performance. Heavy positions in Burlington Resources and Tosco helped our performance in the Energy sector. Staying away from high-flying tech stocks, and being overweight service companies such as First Data helped our performance in Technology.

Q.  HOW HAS THE VOLATILITY IN THE MARKET IMPACTED THE FUND?

A. The markets remain quite volatile and we have been using any sharp weakness or strength to buy attractively-priced stocks and sell those that appear to have reached their price potential. We are not market timers, but we do believe that if we do our homework correctly we can use the market's volatility to strengthen the portfolio positions.

    We continue to expect the stock market to be volatile amid a moderate economic slowdown. We are focused on fundamental research and stock selection and plan to maintain the valuation discipline that has rewarded us over the years. We continue to emphasize under-appreciated stocks with a catalyst for investment over the next three to four years.

Q.  WHAT IS YOUR OUTLOOK FOR
    THE FUND?

A. The Federal Reserve appears to be firm about adding liquidity to the market as evidenced by its decision to reduce short-term interest rates by 1.50% during the period. That is constructive for the market and we are looking for a modest recovery over the next few quarters. Corporate profits are very much the focus right now. We believe that relative values in the energy, financials and perhaps service-oriented technology issues may be areas that will boost performance. We look for the stock market to be volatile amid a moderate economic slowdown and believe the Fund is positioned for solid relative performance in this environment.

                                                            GE VALUE EQUITY FUND


--------------------------------------------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  ExxonMobil Corp.                 3.51%
----------------------------------------
  Citigroup Inc.                   3.26%
----------------------------------------
  Microsoft Corp.                  2.98%
----------------------------------------
  Merck & Co. Inc.                 2.93%
----------------------------------------
  SBC Communications Inc.          2.23%
----------------------------------------
  United Technologies Corp.        1.96%
----------------------------------------
  Pfizer Inc.                      1.78%
----------------------------------------
  First Data Corp.                 1.78%
----------------------------------------
  Johnson & Johnson                1.73%
----------------------------------------
  Cardinal Health Inc.             1.63%
----------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital and future
 income by investing primarily
 in equity securities of
 large U.S. companies that the
 portfolio manager believes are
 undervalued by the market but
 have solid growth prospects.

LIPPER PERFORMANCE
COMPARISON
Large Cap Value Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX     ONE     FIVE
                MONTHS   YEAR    YEAR
               -------   ----    -----
Number of
Funds in
peer group:       292      275     134
--------------------------------------
Peer group
average annual
total return:   -5.51%   -3.90%  11.78%
--------------------------------------
Lipper categories
in peer group:  Large Cap Value

 CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES++

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
           GE Value Equity    GE Value Equity    S&P 500/BARRA      Russell 1000
                Fund            Fund w/load         Value               Value
9/8/93              10,000            9,425             10,000           10,000
9/94              9,925.18         9,354.48          10,050.64         9,946.33
9/95             12,288.84        11,582.23          12,833.89        12,698.33
9/96             14,770.05        13,920.77          15,226.76        14,977.25
9/97             20,647.82        19,460.57          21,195.22        21,313.61
9/98                21,858        20,601.48          21,156.28        22,081.64
9/99             27,834.55        26,226.02          25,700.02        26,215.41
9/00             30,993.92        29,202.81          29,235.94        28,552.28
3/1/2001         28,610.39        26,957.02          27,772.68        27,846.86

AVERAGE ANNUAL
TOTAL RETURN

                           SIX       ONE      FIVE     SINCE
                          MONTHS     YEAR     YEAR   INCEPTION
                          ------     ----     ----   ---------
GE Value Equity            -7.69%    -9.11%   16.22%   14.91%

GE Value Equity W/LOAD    -13.01%   -14.34%   14.86%   14.01%
  MAXIMUM LOAD OF 5.75%

S&P 500/BARRA Value        -5.01%    -1.06%   13.82%   14.46%
Russell 1000 Value         -2.47%     0.27%   14.24%   14.50%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
           GE Value Equity     GE Value Equity    S&P 500/BARRA     Russell 1000
                Fund             Fund w/load         Value             Value
9/8/93              10,000            10,000             10,000           10,000
9/94              9,873.06          9,873.06          10,050.64         9,946.33
9/95             12,139.56         12,139.56          12,833.89        12,698.33
9/96             14,461.66         14,461.66          15,226.76        14,977.25
9/97             23,007.23         23,007.23          21,195.22        21,313.61
9/98                21,146            21,146          21,156.28        22,081.64
9/99             26,785.19         26,785.19          25,700.02        26,215.41
9/00             29,581.81         29,581.81          29,235.94        28,552.28
3/1/2001         27,210.38         27,210.38          27,772.68        27,846.86

AVERAGE ANNUAL
TOTAL RETURN

                           SIX       ONE      FIVE     SINCE
                          MONTHS     YEAR     YEAR   INCEPTION
                          ------     ----     ----   ---------
GE Value Equity            -8.02%   -9.84%   15.45%    14.15%

GE Value Equity W/LOAD    -11.46%  -13.22%   15.45%    14.15%
 MAXIMUM LOAD               4.00%    4.00%    0.00%     0.00%

S&P 500/BARRA Value        -5.01%   -1.06%   13.82%    14.46%

Russell 1000 Value         -2.47%    0.27%   14.24%    14.50%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
           GE Value Equity    GE Value Equity   S&P 500/BARRA       Russell 1000
                Fund            Fund w/load        Value                Value
9/30/99             10,000           10,000            10,000            10,000
12/99             11,115.4         11,115.4         10,897.17         10,543.58
3/00             11,275.85        11,275.85         10,922.59         10,593.81
6/00                11,053           11,053         10,453.48         10,096.91
9/00                11,053           11,053         11,375.84         10,891.41
12/00            11,033.24        11,033.24         11,561.05         11,282.99
3/1/2001          10,167.7         10,167.7         10,806.48         10,622.32

AVERAGE ANNUAL
TOTAL RETURN

                           SIX       ONE        SINCE
                          MONTHS     YEAR     INCEPTION
                          ------     ----     ---------
GE Value Equity           -8.01%    -9.83%      1.11%

GE Value Equity W/LOAD    -8.77%   -10.67%      1.11%
 MAXIMUM LOAD              1.00%     1.00%      0.00%

S&P 500/BARRA Value       -5.01%    -1.06%      5.30%

Russell 1000 Value        -2.47%     0.27%      4.10%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:
             GE Value Equity      S&P 500/BARRA        Russell 1000
                  Fund               Value                 Value
1/5/98                10,000            10,000              10,000
3/98                  11,240         11,155.33           11,166.49
9/98               10,380.19          9,765.15            9,916.99
3/99               12,999.61         11,794.37           11,729.43
9/99               13,270.43         11,862.41           11,773.49
3/00               15,036.66         12,956.83           12,472.61
9/00               14,804.82         13,494.49           12,822.99
3/1/2001           13,688.45         12,819.09           12,506.18

AVERAGE ANNUAL
TOTAL RETURN

                           SIX       ONE        SINCE
                          MONTHS     YEAR     INCEPTION
                          ------     ----     ---------
GE Value Equity           -7.54%    -8.97%      10.19%
S&P 500/BARRA Value       -5.01%    -1.06%       7.98%
Russell 1000 Value        -2.47%     0.27%       7.16%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                            GE VALUE EQUITY FUND

       GE VALUE EQUITY FUND

MARKET VALUE OF $88,077 (IN THOUSANDS)

[PIE CHART OMITTED]
PLOT POINTS FOLLOWS:

Consumer-Stable       18.9%
Financial             19.8%
Technology            15.1%
Energy                10.7%
Utilities             10.4%
Consumer-Cyclical      9.3%
Capital Goods          8.1%
Basic Materials        3.5%
Transportation         2.7%
Short Term             1.5%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 97.6%
--------------------------------------------------------------------------------


BASIC MATERIALS -- 3.5%

Alcoa Inc. ..........................  6,546  $     235,329
Avery Dennison Corp. ................  2,182        113,508
Barrick Gold Corp. .................. 24,002        342,989
Bowater Inc. ........................  5,673        268,900
Du Pont de Nemours (E.I.) & Co. .....  7,637        310,826
International Paper Co. .............  8,728        314,906
Praxair Inc. ........................    873         38,979
Rayonier Inc. .......................  6,328        261,346
The Dow Chemical Co. ................  7,855        247,982
Westvaco Corp. ......................  5,564        134,816
Weyerhaeuser Co. .................... 16,365        831,178
                                                  3,100,759

CAPITAL GOODS -- 8.1%

Boeing Co. .......................... 13,528        753,645
Cooper Industries Inc. ..............  2,728         91,252
Deere & Co. .........................  8,728        317,175
Dover Corp. ......................... 11,565        414,490(h)
Eaton Corp. .........................  6,110        418,535
Emerson Electric Co. ................ 16,365      1,014,630(h)
General Dynamics Corp. ..............  6,110        383,341
Martin Marietta Materials Inc. ......  9,164        391,303
Minnesota Mining &
   Manufacturing Co. ................  8,520        885,228
Molex Inc. (Class A) ................ 11,346        315,561
Parker-Hannifin Corp. ...............  8,728        346,676
Sherwin-Williams Co. ................  3,709         94,505
Thermo Electron Corp. ...............  1,091         24,526(a)
United Technologies Corp. ........... 23,548      1,726,068
                                                  7,176,935

                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - CYCLICAL -- 9.2%

AT&T Corp. - Liberty Media
    Group (Class A) ................. 29,457  $     412,398(a)
Comcast Corp. (Class A) ............. 16,038        672,594(a)
Costco Wholesale Corp. ..............  2,837        111,352(a)
CVS Corp. ...........................  7,637        446,688
Eastman Kodak Co. ...................  2,400         95,736
Federated Department Stores Inc. ....  2,182         90,662(a)
Gannett Co. Inc. .................... 11,346        677,583
Home Depot Inc. ..................... 10,043        432,853
Interpublic Group Cos. Inc. .........  8,073        277,308
Lowes Cos. Inc. ..................... 17,485      1,021,998
McDonald's Corp. .................... 14,183        376,559
Target Corp. ........................ 33,712      1,216,329(h)
The Walt Disney Co. ................. 23,784        680,222
Viacom Inc. (Class B) ...............  8,209        360,950(a)
Wal-Mart Stores Inc. ................ 25,995      1,312,748(h)
                                                  8,185,980

CONSUMER - STABLE -- 18.7%

Abbott Laboratories .................  8,728        411,874(h)
Anheuser Busch Cos. Inc. ............  9,819        450,987(h)
Applera Corp. - Applied
   Biosystems Group .................  4,473        124,126
Avon Products Inc. ..................  3,709        148,323
Baxter International Inc. ...........  5,018        472,395
Bristol-Myers Squibb Co. ............ 17,020      1,010,988(h)
Cardinal Health Inc. ................ 14,838      1,435,576
Colgate-Palmolive Co. ...............  2,182        120,577
Eli Lilly & Co. ..................... 12,655        970,132
General Mills Inc. ..................  9,164        394,144
Gillette Co. ........................  5,019        156,442
Heinz (H.J.) Co. ....................  6,546        263,149
IMS Health Inc. .....................  1,091         27,166
Johnson & Johnson ................... 17,456      1,526,876
Kimberly-Clark Corp. ................  8,073        547,592
Medtronic Inc. ......................  6,740        308,288
Merck & Co. Inc. .................... 34,039      2,583,560
Pepsico Inc. ........................ 18,983        834,303(h)
Pfizer Inc. ......................... 38,184      1,563,635
Pharmacia Corp. .....................  9,383        472,622
Procter & Gamble Co. ................ 10,474        655,672
Ralston Purina Group ................ 22,911        713,678
Schering Plough Corp. ............... 10,909        398,506
Sysco Corp. ......................... 11,128        295,003
The Coca-Cola Co. ...................  6,546        295,617
The Quaker Oats Co. .................  3,491        338,802
UnitedHealth Group Inc. .............  2,182        129,305
                                                 16,649,338




------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

ENERGY -- 10.6%

Anadarko Petroleum Corp. ............  2,182 $      136,986
Baker Hughes Inc. ...................  7,527        273,305
BP Amoco PLC ADR ....................  7,855        389,765
Burlington Resources Inc. ........... 11,237        502,856
Chevron Corp. .......................  4,800        421,440
Conoco Inc. (Class B) ............... 25,093        708,877
Devon Energy Corp. ..................  7,091        412,696
ExxonMobil Corp. .................... 38,185      3,092,985
Nabors Industries Inc. .............. 11,019        571,225(a)
Noble Drilling Corp. ................  5,018        231,631(a)
Royal Dutch Petroleum Co. ADR ....... 11,565        641,164
Schlumberger Ltd. ...................  8,837        509,099
Texaco Inc. .........................  4,364        289,770
Tosco Corp. .........................  5,455        233,256
Transocean Sedco Forex Inc. ......... 11,872        514,651
Unocal Corp. ........................ 13,528        467,663
                                                  9,397,369

FINANCIAL -- 19.5%

American Express Co. ................ 22,047        910,541
American International
   Group Inc. .......................  5,091        409,826
Aon Corp. ...........................  2,182         77,461
Axa ADR .............................    298         16,315
Axa .................................  1,161        128,586
Bank of America Corp. ............... 14,183        776,519
Bank One Corp. ......................    873         31,585
BlackRock Inc. (Class A) ............  7,310        263,160(a)
Chubb Corp. .........................  5,455        395,160
Citigroup Inc. ...................... 63,756      2,867,745
Edwards A.G. Inc. ...................  3,901        144,337
Fannie Mae .......................... 16,129      1,283,868
FleetBoston Financial Corp. ......... 18,547        700,149
Franklin Resources Inc. .............  3,491        136,533
Freddie Mac .........................  9,382        608,235
Goldman Sachs Group Inc. ............  5,455        464,221
Hartford Financial Services
   Group Inc. ....................... 14,620        862,580
J.P. Morgan Chase & Co. ............. 28,802      1,293,210
Lehman Brothers Holdings Inc. ....... 13,747        861,937
Marsh & McLennan Cos. Inc. ..........  5,564        528,747
Merrill Lynch & Co. Inc. ............  2,836        157,114
MetLife Inc. ........................  3,056         91,833
MGIC Investment Corp. ...............  1,309         89,562
Morgan Stanley,
   Dean Witter & Co. ................ 15,929        852,201
PNC Financial Services Group ........ 15,929      1,079,190
St. Paul Cos. Inc. ..................  8,728        384,468
The Allstate Corp. .................. 21,929        919,702
The Bank of New York Co. Inc. .......  2,807        138,217

                                       NUMBER
                                    OF SHARES         VALUE

Torchmark Corp. .....................  2,400 $       93,192
U.S. Bancorp ........................ 15,274        354,358
Waddell & Reed
   Financial Inc. (Class A) .........  5,237        148,469
Wells Fargo & Co. ...................  6,546        323,831
                                                 17,392,852

TECHNOLOGY -- 15.0%

Analog Devices Inc. ................. 16,364        593,031(a,h)
Applied Materials Inc. ..............  7,856        341,736(a)
Automatic Data Processing Inc. ......  8,510        462,774
Axcelis Technologies Inc. ........... 17,674        204,356(a)
Compaq Computer Corp. ............... 41,894        762,471
Computer Sciences Corp. .............  6,540        211,569(a)
Convergys Corp. .....................  1,963         70,805(a)
Dell Computer Corp. ................. 32,730        840,752(a)
Electronic Data Systems Corp. .......  2,618        146,241
EMC Corp. ...........................  6,546        192,452(a)
Equifax Inc. ........................ 17,456        545,500
First Data Corp. .................... 26,184      1,563,447
Hewlett-Packard Co. ................. 13,092        409,387
Intel Corp. ......................... 34,912        918,622
International Business
   Machines Corp. ................... 14,183      1,364,121
KPMG Consulting Inc. ................  4,163         54,119(a)
Microsoft Corp. ..................... 48,004      2,625,219(a)
Motorola Inc. ....................... 17,456        248,923
PeopleSoft Inc. .....................  2,400         56,250(a)
Pitney Bowes Inc. ...................  9,819        341,210
Sun Microsystems Inc. ............... 18,111        278,366(a)
Tellabs Inc. ........................  8,728        355,120(a)
Texas Instruments Inc. .............. 18,765        581,340
Unisys Corp. ........................ 10,892        152,488(a)
                                                 13,320,299

TRANSPORTATION -- 2.7%

AMR Corp. ........................... 12,001        421,475(a)
Burlington Northern
   Santa Fe Corp. ................... 21,820        662,892
Canadian Pacific Ltd. ............... 25,093        920,913
Continental Airlines Inc. (Class B) .  5,673        234,862(a)
Delta Air Lines Inc. ................  3,492        137,934
                                                  2,378,076

UTILITIES -- 10.3%

Constellation Energy Group .......... 10,910        481,131
Dominion Resources Inc. ............. 10,910        703,368
Duke Energy Corp. ................... 23,347        997,851
El Paso Corp. ....................... 16,147      1,054,399
Exelon Corp. ........................ 12,001        787,265
FPL Group Inc. ......................  7,854        481,450

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                      OF SHARES       VALUE

Qwest Communications
   International Inc. ...............    17,892    $   627,115(a)
SBC Communications Inc. .............    44,076      1,967,112
Sprint Corp. (FON Group) ............    19,638        431,840
Sprint Corp. (PCS Group) ............     9,382        178,258(a)
Verizon Communications ..............    19,638        968,153(h)
Williams Cos. Inc. ..................     2,618        112,181
Xcel Energy Inc. ....................    12,656        381,072
                                                     9,171,195

TOTAL INVESTMENTS IN SECURITIES
   (COST $79,830,258) ...............               86,772,803



--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 1.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,303,854) ................ 1,303,854      1,303,854

OTHER ASSETS AND LIABILITIES,
   NET 0.9% .........................                  772,034
                                                   -----------


NET ASSETS -- 100% ...................             $88,848,691
                                                   ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Value Equity Fund had the following long futures contracts open at March 31, 2001:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500      June 2001         2        $584,600     $(7,700)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND

  Q&A

Q.  HOW DID THE GE MID-CAP GROWTH FUND PERFORM COMPARED
    TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Mid-Cap Growth Fund declined 11.53% for Class A Shares, 11.90% for Class B Shares, 11.89% for Class C Shares and 11.46% for Class Y Shares for the six-month period ended March 31, 2001, while the Standard & Poor's MidCap 400 Index lost 14.18% for the same period.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK FOR THE
    SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The Fund benefited from solid stock selection in a number of industries that performed relatively well during the period. The market focused on defensive industries, as well as those directly benefiting from the Federal Reserve's decision to lower interest rates. Investors put funds to work in the capital goods, consumer stable, energy, consumer cyclical and financial sectors. The Fund capitalized on solid performance contributions from ITT Industries, Textron and Tosco. Consumer cyclicals and consumer stables also performed well for the Fund, mainly due to effective stock selection. Holdings such as Federated Department Stores, Jones Apparel, Henry Schein and Tenet Healthcare performed well during the period. Our reduced position in the technology sector also aided us, as those stocks were particularly hard hit. The basic materials, financial and utilities sectors all detracted from the Fund's performance.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. The focus of the Fund continues to be on investing in companies with solid earnings growth prospects, strong visibility, and superior fundamentals for the long term. New companies being added to the Fund must be priced reasonably based on earnings growth expectations in comparison to the market as well as in comparison to its respective peer group. We believe companies with high quality management teams and a focus on shareholder value will produce sustainable gains over the long term. We do not and will not invest or speculate on companies with operating losses and no material track record in managing their business.

Q.  WHICH INVESTMENTS STAND OUT?

A. Defensive and interest-rate sensitive names were the main focus with investors over the past six months. The Fund's performance certainly benefited from this trend. Holdings in retail, such as Federated Department Stores (department stores), up 59%, Jones Apparel Group (textiles), up 43%, and Kroger (food chains), up 14%, certainly stand out. The defensive consumer stable space featured strong performance in several healthcare concerns, including Henry Schein (medical products and supplies), up 84%, Manor Care (services), up 30%, and Tenet Healthcare (services), up 21%. The announced takeover of refiner Tosco, one of the Fund's largest holdings, drove that stock up 38% during the period.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the past six months, we have repositioned the Fund in several areas including the consumer cyclical, consumer stable, financial and energy sectors. In the consumer cyclical and financial areas we moved to an underweight position, taking profits as these interest-rate sensitive stocks rallied in reaction to the Fed's easing of monetary policy. The Fund holds a higher-than-average position in the energy area and we continue to add stocks that we believe will benefit from the current supply/demand imbalance in that sector. We are also boosting our position in consumer stable stocks. In technology, we are only adding stocks on a selective basis. These shifts have benefited the Fund over the past six months. The cash position is higher than our historical average and we are looking to deploy this cash as good opportunities arise. We continue to emphasize those companies with higher-than-average earnings growth rates and reasonable valuations.

Q.  WHAT IS YOUR OUTLOOK FOR
    THE FUND?

A. We believe the Fund is well positioned to take advantage of a rotation into stocks other than technology and consumer cyclical. Despite the recent correction in technology stocks it may be early to take a more aggressive position there, as we believe more downside still exists. Consumer cyclical stocks benefited from the recent interest rate cuts but the Fed may not be enough to save these stocks from the slowdown in the U.S. economy. As we stay focused on quality companies, we believe the Fund can generate solid results.

                                                          GE MID-CAP GROWTH FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  Tosco Corp.                      3.41%
----------------------------------------
  Federated Department Stores Inc. 2.76%
----------------------------------------
  El Paso Corp.                    2.71%
----------------------------------------
  The Bank of New York Co. Inc.    2.63%
----------------------------------------
  Molex Inc. (Class A)             2.54%
----------------------------------------
  ITT Industries Inc.              2.45%
----------------------------------------
  Devon Energy Corp.               2.42%
----------------------------------------
  Viad Corp.                       2.37%
----------------------------------------
  Dover Corp.                      2.08%
----------------------------------------
  American International Group Inc. 2.00%
----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 mid-cap companies that the
 portfolio manager believes have
 above-average growth potential.

LIPPER PERFORMANCE COMPARISON
MultiCap Value Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX     ONE     FIVE
                MONTHS   YEAR    YEAR
                ------   ----    ----
Number of
Funds in
peer group:        569      535     250
---------------------------------------
Peer group
average annual
total return:   -1.31%    2.96%  12.13%
---------------------------------------
Lipper categories
in peer group:  MultiCap Value

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES++

                   GE Mid-Cap            GE Mid-Cap Growth        S&P MidCap
                   Growth Fund             Fund w/load               400
9/8/93                  10,000                    9,425              10,000
9/94                  10,251.1                 9,661.66           10,262.83
9/95                 13,743.36                12,953.12           12,919.75
9/96                 15,715.18                14,811.56           14,730.65
9/97                 20,917.94                19,715.16           20,490.44
9/98                    17,548                   16,536            19,213.6
9/99                 19,987.85                18,835.55           24,048.16
9/00                 26,671.68                25,134.07           34,444.96
3/1/2001             23,595.74                22,235.45           29,559.39

AVERAGE ANNUAL
TOTAL RETURN

                         SIX     ONE       FIVE     SINCE
                        MONTHS   YEAR      YEAR    INCEPTION
                        ------   ----      ----    ---------
GE Mid-Cap Growth      -11.53%   -11.74%   10.57%    12.02%
GE Mid-Cap
 Growth  W/LOAD        -16.54%   -16.83%    9.27%    11.15%
 MAXIMUM LOAD OF 5.75%
S&P MidCap 400         -14.18%    -6.94%   16.27%    15.41%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

                   GE Mid-Cap            GE Mid-Cap Growth        S&P MidCap
                   Growth Fund             Fund w/load               400
9/8/93                  10,000                   10,000              10,000
9/94                 10,180.31                10,180.31           10,262.83
9/95                 13,542.06                13,542.06           12,919.75
9/96                 15,383.31                15,383.31           14,730.65
9/97                 20,336.85                20,336.85           20,490.44
9/98                    16,958                   16,958            19,213.6
9/99                 19,218.82                19,218.82           24,048.16
9/00                 25,458.42                25,458.42           34,444.96
3/1/2001              22,429.4                 22,429.4           29,559.39

AVERAGE ANNUAL
TOTAL RETURN

                         SIX     ONE       FIVE     SINCE
                        MONTHS   YEAR      YEAR    INCEPTION
                        ------   ----      ----    ---------
GE Mid-Cap Growth      -11.90%   -12.42%    9.86%    11.27%
GE Mid-Cap
 Growth  W/LOAD        -15.02%   -15.52%    9.86%    11.27%
 MAXIMUM LOAD            4.00%     4.00%    0.00%     0.00%
S&P MidCap 400         -14.18%    -6.94%   16.27%    15.41%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

                   GE Mid-Cap          GE Mid-Cap Growth        S&P MidCap
                   Growth Fund           Fund w/load               400
9/30/99                10,000               10,000                10,000
12/99               12,262.44            12,262.44              11,719.4
3/00                13,325.79            13,325.79             13,207.71
6/00                12,658.37            12,658.37             12,774.55
9/00                13,246.61            13,246.61             14,323.32
12/00                12,784.1             12,784.1             13,775.95
3/1/2001            11,671.88            11,671.88             12,291.74

AVERAGE ANNUAL
TOTAL RETURN

                           SIX       ONE       SINCE
                          MONTHS     YEAR     INCEPTION
                          ------     ----     ---------
GE Mid-Cap Growth         -11.89%   -12.41%    10.85%
GE Mid-Cap Growth W/LOAD  -12.67%   -13.19%    10.85%
 MAXIMUM LOAD               1.00%     1.00%     0.00%
S&P MidCap 400            -14.18%    -6.94%    14.73%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

                 GE Mid-Cap     S&P MidCap
                 Growth Fund       400
1/5/98                10,000        10,000
3/98               10,219.61     11,104.28
9/98                8,073.92      9,300.25
3/99                  10,380      11,133.4
9/99                   9,980      11,640.4
3/00                  13,370      15,374.3
9/00                  13,350     16,672.92
3/1/2001           11,820.49     14,308.08

AVERAGE ANNUAL
TOTAL RETURN

                         SIX     ONE       FIVE     SINCE
                        MONTHS   YEAR      YEAR    INCEPTION
                        ------   ----      ----    ---------
GE Mid-Cap Growth      -11.46%  -11.59%    2.06%      5.30%
S&P MidCap 400         -14.18%   -6.94%    8.82%     11.71%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                          GE MID-CAP GROWTH FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE MID-CAP GROWTH FUND

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:



Consumer Stable     16.0%
Technology          15.4%
Consumer Cyclical   13.2%
Capital Goods       13.2%
Financial           10.6%
Short term          10.5%
Energy              10.1%
Utilities            7.8%
Basic materials      3.2%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 90.0%
--------------------------------------------------------------------------------
BASIC MATERIALS -- 3.2%

Bowater Inc. .......................   6,200    $   293,880
Praxair Inc. .......................  12,400        553,660
Rohm & Haas Co. ....................   3,519        108,420
Sealed Air Corp. ...................   7,435        247,809(a)
                                                  1,203,769

CAPITAL GOODS -- 13.3%

Dover Corp. ........................  21,693        777,477
Honeywell International Inc. .......   8,054        328,603
ITT Industries Inc. ................  23,613        915,004
Martin Marietta Materials Inc. .....   9,295        396,896
Molex Inc. (Class A) ...............  34,091        948,156
Textron Inc. .......................  12,396        704,589
Thermo Electron Corp. ..............  12,392        278,572(a)
Tyco International Ltd. ............  13,160        568,907
                                                  4,918,204

CONSUMER - CYCLICAL -- 13.3%

Costco Wholesale Corp. .............  10,116        397,053(a)
Federated Department Stores Inc. ...  24,788      1,029,941(a)
Interpublic Group Cos. Inc. ........  16,740        575,019
Jones Apparel Group Inc. ...........  12,764        482,479(a)
NTL Inc. ...........................  21,080        530,162(a)
The Kroger Co. .....................  20,075        517,734(a)
Viad Corp. .........................  37,174        885,857
WPP Group PLC ADR ..................   3,106        166,753
Zale Corp. .........................  12,144        352,176(a,h)
                                                  4,937,174

                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - STABLE -- 16.0%

AmeriSource Health Corp. (Class A) .   4,960    $   243,288(a)
Apogent Technologies Inc. ..........  18,588        376,221(a)
Cardinal Health Inc. ...............   7,187        695,342
Coca-Cola Enterprises Inc. .........  18,600        330,708
Energizer Holdings Inc. ............  12,400        310,000(a)
Genentech Inc. .....................   5,350        270,175(a)
Genzyme Corp. ......................   4,340        392,032(a)
Henry Schein Inc. ..................  18,588        683,109(a)
IDEC Pharmaceuticals Corp. .........   9,300        372,000(a)
IVAX Corp. .........................   8,819        277,799(a)
Manor Care Inc. ....................  21,686        442,395(a)
Millennium Pharmaceuticals Inc. ....   3,100         94,426(a)
Tenet Healthcare Corp. .............  16,605        730,620(a)
Watson Pharmaceuticals Inc. ........  13,632        717,043(a)
                                                  5,935,158

ENERGY -- 10.2%

BJ Services Co. ....................   2,827        201,282(a)
Devon Energy Corp. .................  15,500        902,100
Global Marine Inc. .................   6,727        172,211(a)
Nabors Industries Inc. .............   8,551        443,284(a)
National-Oilwell Inc. ..............   1,387         48,032(a)
Schlumberger Ltd. ..................   4,089        235,567
Tosco Corp. ........................  29,751      1,272,153
USX-Marathon Group .................  18,592        501,055
                                                  3,775,684

FINANCIAL -- 10.7%

American International
   Group Inc. ......................   9,294        748,168(h)
Axa ADR ............................   1,241         67,945
Hartford Financial Services
   Group Inc. ......................   7,683        453,297
Nationwide Financial
   Services Inc. (Class A) .........  18,600        706,428
The Bank of New York Co. Inc. ......  19,950        982,338(h)
Waddell & Reed
   Financial Inc. (Class A) ........  12,379        350,944
Zions Bancorporation                  12,400        645,916
                                                  3,955,036

TECHNOLOGY -- 15.5%

Analog Devices Inc. ................  18,600        674,064(a)
Atmel Corp. ........................  18,714        183,631(a)
C-Cube Microsystems Inc. ...........  11,363        139,907(a)
Cadence Design Systems Inc. ........  16,820        311,002(a)
Comdisco Inc. ......................  30,980        247,840(h)
Computer Sciences Corp. ............   9,300        300,855(a)
Concord EFS Inc. ...................   9,920        401,140(a)
Convergys Corp. ....................  12,400        447,268(a)




------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                          GE MID-CAP GROWTH FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

Cypress Semiconductor Corp. .......   12,086    $   214,285(a)
DST Systems Inc. ..................    6,200        298,778(a)
Fiserv Inc. .......................    5,580        249,618(a)
Intuit Inc. .......................    8,329        231,130(a)
KPMG Consulting Inc. ..............    8,582        111,566(a)
Mettler-Toledo International Inc. .   16,605        683,462(a)
Rational Software Corp. ...........    3,100         55,025(a)
SCI Systems Inc. ..................   29,388        534,861(a)
SunGard Data Systems Inc. .........   11,151        548,964(a)
Waters Corp. ......................    2,790        129,595(a)
                                                  5,762,991

UTILITIES -- 7.8%

Dynegy Inc. (Class A) .............   12,401        632,575
El Paso Corp. .....................   15,489      1,011,432
Qwest Communications
   International Inc. .............   16,109        564,620(a)
Telephone & Data Systems Inc. .....    3,720        347,820
The Montana Power Co. .............   24,800        349,680
                                                  2,906,127

TOTAL INVESTMENTS IN SECURITIES
   (COST $32,403,832) .............              33,394,143

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 10.6%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $3,926,128) ..............3,926,128      3,926,128

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.6)% .....................                (206,989)
                                                -----------
NET ASSETS -- 100%                              $37,113,282
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Mid-Cap Growth Fund had the following long futures contracts open at March 31, 2001:

                               NUMBER    CURRENT
                  EXPIRATION     OF     NOTIONAL    UNREALIZED
DESCRIPTION          DATE     CONTRACTS   VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P MidCap 400     June 2001      1     $231,800     $(1,200)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE MID-CAP VALUE EQUITY FUND

  Q&A

Q.  HOW DID THE GE MID-CAP VALUE EQUITY FUND PERFORM
    COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD
    ENDED MARCH 31, 2001?

A. The GE Mid-Cap Value Equity Fund posted a return of 3.02% for Class A Shares, 2.67% for Class B Shares, 2.68% for Class C Shares and 3.21% for Class Y Shares for the six-month period ended March 31, 2001, while the Standard & Poor's 400 MidCap/BARRA Value Index returned 5.55% for the same period.

Q. WHY DID THE FUND UNDERPERFORM ITS BENCHMARK FOR THE
   SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The Fund was negatively effected by poor performance among individual stocks in the financial, utilities and technology sectors. The market lifted financial stocks as investors shifted their focus to industries that could directly benefit from interest rate cuts implemented by the Federal Reserve. However, poor performance by Hartford Financial Services and Bear Stearns hurt the Fund. In addition, rotation out of technology and telecommunication stocks drove down the prices of Montana Power Company and Telephone and Data Systems, as well as Computer Sciences and SCI Systems, Inc. Lastly, the Fund was transferred to the current manager and costs to reposition the Fund's portfolio were incurred.

    The market was also focused on defensive industries, given the weak economic environment. As a result, the Fund was positively impacted by its overweight position and strong stock picks in the capital goods, basic materials and energy sectors. Holdings such as Cabot Corp., Tosco Corp., and Textron performed well during the period. Consumer stables also generated solid returns for the Fund, mainly due to solid stock selection. Tenet Healthcare and Manor Care had strong performance during the period.

Q.  WHAT HAS YOUR INVESTMENT STRATEGY BEEN FOR THE FUND?

A. The focus of the Fund continues to be on investing in companies with solid earnings prospects and good visibility, strong market share and superior long-term fundamentals that are priced attractively. New companies being added to the Fund must be priced reasonably based on their earnings outlook in comparison to the market, as well as in comparison to their respective peer groups. We believe companies with high quality management teams and a focus on shareholder value will produce sustainable gains over the long term.

Q.  WHICH INVESTMENTS STAND OUT?

A. Defensive and interest-rate sensitive names were the main focus with investors over the past six months. The Fund's performance benefited from this trend. The basic materials sector saw strong performance from several chemicals companies including Monsanto, up 78%, and Cabot Corp., up 71%. Holdings in the consumer cyclical area such as Federated Department Stores (department stores), up 59%, Jones Apparel (textiles), up 43%, and Tricon Global (restaurants), up 25%, stand out as well. Finally, the consumer stable sector featured strong performance in several healthcare service concerns including Manor Care, up 30%, and Tenet Healthcare, up 21%. The announced takeover of refiner Tosco, one of the Fund's largest holdings, drove that stock up 38% during the period.

Q.  WHAT CHANGES HAVE YOU MADE IN THE FUND?

A. Over the course of the past six months, we have repositioned the Fund in several areas including the consumer cyclical, consumer stable, financial, and energy sectors. In the consumer cyclical sector we continued to take profits as these interest-rate sensitive stocks rallied in reaction to the Fed's easing of monetary policy. The Fund has a heavy position in the energy area and we continue to add stocks that we believe will benefit from the current supply/demand imbalance in that sector. Both the financial and consumer stable sectors have represented a smaller-than-average position and the Fund has been selectively adding stocks in these areas. We are only very selectively adding technology stocks with strong long-term fundamentals business prospects. These shifts have benefited the portfolio over the past six months. The cash position is higher than our historical average and we are looking to deploy this cash as good opportunities materialize.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We believe the Fund is well positioned to take advantage of a rotation into stocks other than technology, utilities and financial sectors. Despite the recent correction in technology stocks, it may be early to take an aggressive position, as we believe more downside potential exists. Utilities had a strong year in 2000, but we see limited additional upside in the regulated side of the business and we continue to place our focus on the unregulated producers. Financials stocks benefited from the recent interest rate cuts by the Fed but that may not be enough to save these stocks from the slowdown in the U.S. economy. As we stay focused on quality companies, we believe the Fund can generate solid results.

                                                    GE MID-CAP VALUE EQUITY FUND


-------------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
-------------------------------------------------
  Tenet Healthcare Corp.                    4.36%
-------------------------------------------------
  Torchmark Corp.                           3.09%
-------------------------------------------------
  Federated Department Stores Inc.          3.02%
-------------------------------------------------
  Hartford Financial Services Group Inc.    2.89%
-------------------------------------------------
  Praxair Inc.                              2.75%
-------------------------------------------------
  Tosco Corp.                               2.55%
-------------------------------------------------
  Telephone & Data Systems Inc.             2.46%
-------------------------------------------------
  Textron Inc.                              2.35%
-------------------------------------------------
  Sherwin-Williams Co.                      2.32%
-------------------------------------------------
  Parker-Hannifin Corp.                     2.27%
-------------------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 mid-cap companies that the
 portfolio manager believes are
 undervalued by the market and
 have above average growth potential.

LIPPER PERFORMANCE COMPARISON
MultiCap Value Peer Group
Based on average annual total returns for the periods ended 3/31/01

                    SIX MONTHS   ONE YEAR
                    -----------  ---------
Number of
Funds in
peer group:                569        535
------------------------------------------
Peer group
average annual
total return:            -1.31%   2.96%
------------------------------------------
Lipper categories
in peer group:   MultiCap Value

CHANGE IN VALUE OF A $10,000 INVESTMENT

CLASS A SHARES+

[LINE CLASS A GRAPH OMITTED]
PLOT POINTS FOLLOWS:

           GE Mid-Cap      GE Mid-Cap Value
          Value Equity        Equity Fund         S&P MidCap 400/     S&P MidCap
              Fund              w/load             BARRA Value           400
12/31/98   10,000.00            9,425.00           10,000.00          10,000.00
3/99       10,100.00            9,519.25            9,194.80           9,366.52
6/99       11,500.00           10,838.75           10,567.69          10,690.42
9/99        9,830.00            9,264.84            9,538.37           9,793.06
12/99      10,791.22           10,170.80           10,232.46          11,476.89
3/00       10,730.82           10,113.87           10,874.26          12,934.39
6/00       10,056.37            9,478.20           10,585.30          12,510.20
9/00       10,670.42           10,056.95           11,966.39          14,026.92
12/00      11,286.55           10,637.65           13,081.39          13,490.88
3/01       10,993.00           10,360.98           13,212.27          12,037.38

AVERAGE ANNUAL
TOTAL RETURN

                            SIX      ONE      SINCE
                           MONTHS    YEAR   INCEPTION
                           ------    ----   ---------
GE Mid-Cap Value Equity     3.02%    2.44%    4.30%
GE Mid-Cap Value Equity
 W/LOAD                    -2.93%   -3.44%    1.59%
 MAXIMUM LOAD OF 5.75%
S&P 400/BARRA Value         5.55%   16.15%   10.94%
S&P MidCap 400            -14.18%   -6.94%    8.59%

CLASS B SHARES+

[LINE CLASS B GRAPH OMITTED]
PLOT POINTS FOLLOWS:

           GE Mid-Cap      GE Mid-Cap Value
          Value Equity        Equity Fund         S&P MidCap 400/     S&P MidCap
              Fund              w/load             BARRA Value           400
12/31/98      10,000             10,000               10,000             10,000
3/99          10,080             10,080              9,194.8           9,366.52
6/99          11,450             11,450            10,567.69          10,690.42
9/99           9,770              9,770             9,538.37           9,793.06
12/99      10,711.74          10,711.74            10,232.46          11,476.89
3/00       10,631.58          10,631.58            10,874.26          12,934.39
6/00        9,940.18           9,940.18             10,585.3           12,510.2
9/00       10,521.36          10,521.36            11,966.39          14,026.92
12/00      11,114.59          11,114.59            13,081.39          13,490.88
3/1/2001   10,802.21          10,602.21            13,212.27          12,037.38

AVERAGE ANNUAL
TOTAL RETURN

                            SIX      ONE      SINCE
                           MONTHS    YEAR   INCEPTION
                           ------    ----   ---------
GE Mid-Cap Value Equity     2.67%    1.60%    3.49%
GE Mid-Cap Value Equity
 W/LOAD                    -1.33%   -2.40%    2.63%
 MAXIMUM LOAD               4.00%    4.00%    2.00%
S&P 400/BARRA Value         5.55%   16.15%   10.94%
S&P MidCap 400            -14.18%   -6.94%    8.59%

CLASS C SHARES+

[LINE CLASS C GRAPH OMITTED]
PLOT POINTS FOLLOWS:

           GE Mid-Cap      GE Mid-Cap Value
          Value Equity        Equity Fund         S&P MidCap 400/     S&P MidCap
              Fund              w/load             BARRA Value           400
9/30/99       10,000            10,000                10,000            10,000
12/99      10,965.14         10,965.14             10,232.46          11,719.4
03/00      10,882.62         10,882.62             10,874.26         13,207.71
06/00      10,170.86         10,170.86              10,585.3         12,774.55
09/00      10,769.15         10,769.15             11,966.39         14,323.32
12/00      11,369.48         11,369.48             13,081.39         13,775.95
3/1/2001   11,058.28         11,058.28             13,241.82         12,291.74

AVERAGE ANNUAL
TOTAL RETURN

                            SIX      ONE      SINCE
                           MONTHS    YEAR   INCEPTION
                           ------    ----   ---------
GE Mid-Cap Value Equity     2.68%    1.61%    6.93%
GE Mid-Cap Value Equity
 W/LOAD                     1.68%    0.61%    6.93%
 MAXIMUM LOAD               1.00%    1.00%    0.00%
S&P 400/BARRA Value         5.55%   16.15%   20.57%
S&P MidCap 400            -14.18%   -6.94%   14.73%

CLASS Y SHARES+

[LINE CLASS Y GRAPH OMITTED]
PLOT POINTS FOLLOWS:

              GE Mid-Cap Value       S&P MidCap 400/       S&P MidCap
               Equity Fund             BARRA Value            400
12/31/98               10,000                10,000            10,000
3/99                   10,100               9,194.8          9,366.52
6/99                   11,510             10,567.69         10,690.42
9/99                    9,840              9,538.37          9,793.06
12/99                10,808.5             10,232.46         11,476.89
3/00                10,758.09             10,874.26         12,934.39
6/00                10,082.56              10,585.3          12,510.2
9/00                10,697.59             11,966.39         14,026.92
12/00                11,325.3             13,081.39         13,490.88
3/1/2001            11,040.89             13,212.27         12,037.38

AVERAGE ANNUAL
TOTAL RETURN

                            SIX      ONE      SINCE
                           MONTHS    YEAR   INCEPTION
                           ------    ----   ---------
GE Mid-Cap Value Equity    3.21%     2.63%    4.50%
S&P 400/BARRA Value        5.55%    16.15%   10.94%
S&P MidCap 400           -14.18%    -6.94%    8.59%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE MID-CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE MID-CAP VALUE EQUITY FUND

MARKET VALUE OF $14,692 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:


Financial            16.9%
Consumer-Cyclical    15.3%
Capital Goods        13.4%
Short Term           11.3%
Basic Materials      10.7%
Energy               10.2%
Consumer Stable       8.9%
Utilities             8.3%
Technology            4.8%
Transportation        0.2%
                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 89.1%
--------------------------------------------------------------------------------
BASIC MATERIALS -- 10.8%

Bowater Inc. ......................    6,083    $   288,334
Cabot Corp. .......................   10,191        321,017
Monsanto Co. ......................    4,915        174,286
Praxair Inc. ......................    9,033        403,323
Rohm & Haas Co. ...................    9,500        292,695
Sealed Air Corp. ..................    2,915         97,157(a)
                                                  1,576,812

CAPITAL GOODS -- 13.5%

ITT Industries Inc. ...............    8,572        332,165
Jacobs Engineering Group Inc. .....    3,502        203,116(a)
Martin Marietta Materials Inc. ....    2,211         94,410
Molex Inc. (Class A) ..............   11,521        320,428
Parker-Hannifin Corp. .............    8,387        333,131
Sherwin-Williams Co. ..............   13,365        340,540(h)
Textron Inc. ......................    6,083        345,758
                                                  1,969,548

CONSUMER - CYCLICAL -- 15.4%

AT&T Corp. - Liberty Media
    Group (Class A) ...............   18,803        263,242(a)
Carnival Corp. ....................    7,097        196,374
Federated Department Stores Inc. ..   10,692        444,253(a,h)
Interpublic Group Cos. Inc. .......    8,203        281,773
Jones Apparel Group Inc. ..........    5,254        198,601(a)
NTL Inc. ..........................    7,374        185,456(a)
Spherion Corp. ....................    4,609         31,986(a)
The Kroger Co. ....................   12,535        323,278(a)
Viad Corp. ........................   13,826        329,474
                                                  2,254,437

CONSUMER - STABLE -- 8.9%

AmeriSource Health Corp.
   (Class A) ......................    1,843    $    90,399(a)
Energizer Holdings Inc. ...........    6,083        152,075(a)
Manor Care Inc. ...................    8,664        176,746(a)
Mylan Laboratories Inc. ...........    4,885        126,277
Tenet Healthcare Corp. ............   14,563        640,772(a)
Watson Pharmaceuticals Inc. .......    2,304        121,190(a)
                                                  1,307,459

ENERGY -- 10.2%

Conoco Inc. (Class B) .............    9,954        281,200
Devon Energy Corp. ................    4,516        262,831
ENSCO International Inc. ..........    4,194        146,790
Nabors Industries Inc. ............    5,162        267,598(a)
Tosco Corp. .......................    8,756        374,407
Weatherford International Inc. ....    3,226        159,203(a)
                                                  1,492,029

FINANCIAL -- 17.0%

Bear Stearns Cos. Inc. ............    2,028         92,761
GATX Corp. ........................      921         39,106
Hartford Financial Services
   Group Inc. .....................    7,189        424,151
J.P. Morgan Chase & Co. ...........    5,807        260,734
M&T Bank Corp. ....................    3,226        225,497
Nationwide Financial
   Services Inc. (Class A) ........    7,281        276,532
The Bank of New York Co. Inc. .....    4,885        240,537
Torchmark Corp. ...................   11,706        454,544
Waddell & Reed
   Financial Inc. (Class A) .......    6,400        181,440
Zions Bancorporation ..............    5,531        288,110
                                                  2,483,412

TECHNOLOGY -- 4.8%

3Com Corp. ........................    4,145         23,704
Atmel Corp. .......................    9,864         96,791(a)
Cadence Design Systems Inc. .......    4,608         85,202(a)
Comdisco Inc. .....................    6,912         55,296
Computer Sciences Corp. ...........    3,687        119,274(a)
Fiserv Inc. .......................    1,383         61,868(a)
KPMG Consulting Inc. ..............    3,190         41,470(a)
SCI Systems Inc. ..................    8,295        150,969(a)
Unisys Corp. ......................    4,609         64,526(a)
                                                    699,100

TRANSPORTATION -- 0.2%

Burlington Northern Santa Fe Corp..      878         26,674




------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                                         GE MID-
                                                           CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

UTILITIES -- 8.3%

Dynegy Inc. (Class A) .............    2,683    $   136,860
El Paso Corp. .....................    4,424        288,887
OGE Energy Corp. ..................    6,452        148,331
TECO Energy Inc. ..................    5,530        165,679
Telephone & Data Systems Inc. .....    3,871        361,939
The Montana Power Co. .............    8,111        114,365
                                                  1,216,061

TOTAL INVESTMENTS IN SECURITIES
   (COST $11,923,816) .............              13,025,532

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 11.4%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $1,666,663) ..............1,666,663      1,666,663

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.5)%                                       (66,849)
                                                -----------


NET ASSETS -- 100%                              $14,625,346
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Mid-Cap Value Equity Fund had the following long futures contracts open at March 31, 2001:

                               NUMBER     CURRENT
                  EXPIRATION     OF      NOTIONAL   UNREALIZED
DESCRIPTION          DATE     CONTRACTS    VALUE   DEPRECIATION
--------------------------------------------------------------------------------
S&P MidCap 400     June 2001      1      $231,800    $(8,050)

-------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

  Q&A

Q. HOW DID THE GE SMALL-CAP VALUE EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Small-Cap Value Equity Fund posted a return of 1.20% for Class A Shares, 0.91% for Class B Shares, 0.91% for Class C Shares and 1.41% for Class Y Shares for the six-month period ended March 31, 2001, while the Russell 2000 Index declined 12.96% for the same period.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. Over the six months ended March 31, 2001, the Fund's performance was enhanced by key positions in consumer stable, financial services, healthcare and utilities. In addition, a low relative allocation to technology also helped bolster returns. Both asset allocation and security selection in these sectors helped drive our strong outperformance of the Russell 2000 Index.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The slowing growth and not-so-soft economic landing seemingly replaced "irrational exuberance" with reactionary and irrational behavior. Federal Reserve policy will continue to favor aggressive easing, but we believe the nation's economic problem is not an inventory glut but one of too much capacity. The result is that it will take longer for interest rate reductions to have a positive impact on the economy. Valuations have improved somewhat and some defensive, demand-insensitive companies are again garnering investor attention.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. During the six months ended March 31, 2001, we curtailed our allocation to Technology stocks relative to the Fund's benchmark, the Russell 2000 Index. Our allocation to the Technology sector averaged approximately 6% while the index carried a 13% weight. We emphasized more defensive, demand-insensitive companies which offered more reasonable valuations.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. We have invested in more defensive names and continue to emphasize themes and companies with catalysts. One of our favorite food stocks, Smithfield Foods, stepped away from acquiring IBP and staved off the taint of mad-cow madness. Insurance companies have provided strong relative performance as pricing points have increased and company profits have advanced. Smaller banks and finance companies began to benefit from the anticipation of Fed easing and the possibility of consolidations. Pharmaceutical and hospital stocks continue to look strong, and biotech offers many promising products.

Q.  WHICH INVESTMENTS STAND OUT?

A. Over the past six months, the highest contributing security has been Astoria Financial, a community-oriented institution serving personal finance needs in the New York marketplace. We believe Astoria is well placed, has a strong balance sheet and loan portfolio, and could be poised to benefit from industry consolidations.

Q.  WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE
    YOU POSITIONED THE FUND GOING FORWARD?

A. We continue to emphasize defensive, demand-insensitive companies with reasonable relative valuations. The oversold, formerly neglected basic industrial companies have begun to catch the attention of value-hungry investors. We look for an upcoming wave of strategic consolidations across most sectors.

                                                  GE SMALL-CAP VALUE EQUITY FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  The Cooper Cos. Inc.             4.02%
----------------------------------------
  Iron Mountain Inc.               3.53%
----------------------------------------
  Beckman Coulter Inc.             3.47%
----------------------------------------
  Smithfield Foods Inc.            3.45%
----------------------------------------
  The Earthgrains Co.              3.45%
----------------------------------------
  InterTAN Inc.                    3.35%
----------------------------------------
  Astoria Financial Corp.          3.33%
----------------------------------------
  Golden State Bancorp Inc.        3.28%
----------------------------------------
  PartnerRe Ltd.                   2.96%
----------------------------------------
  American Water Works Co. Inc.    2.79%
----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 small-cap companies that the
 portfolio managers believe are
 undervalued by the market but
 have solid growth prospects.

LIPPER PERFORMANCE COMPARISON
Small Cap Value Equity Peer Group
Based on average annual total returns
for the periods ended 3/31/01

                    SIX MONTHS  ONE YEAR
                    ----------  --------
Number of
Funds in
peer group:                 260     242
----------------------------------------
Peer group
average annual
total return:            -8.31%  -5.35%
----------------------------------------
Lipper categories
in peer group:   Small Cap Value

CHANGE IN VALUE OF A $10,000 INVESTMENT

 [CLASS A LINE GRAPH OMITTED]
 PLOT POINTS FOLLOWS:

CLASS A SHARES+

               GE Small-Cap Value      GE Small-Cap Value       Russell 2000
                 Equity Fund             Equity w/load             Index
9/30/98                  10,000                 9,425               10,000
12/98                 12,016.63             11,325.76            11,631.17
3/99                  10,437.88              9,837.77            11,000.18
6/99                  12,800.98             12,065.02            12,710.45
9/99                   12,227.8             11,524.79            11,907.17
12/99                 14,557.95             13,720.97            14,103.97
3/00                  15,936.76             15,020.51            15,102.51
6/00                  15,224.38             14,349.08            14,531.37
9/00                  15,626.53             14,728.12            14,691.64
12/00                    16,754             15,790.76            13,676.94
3/1/2001               15,813.3             14,904.15            12,788.07

AVERAGE ANNUAL
TOTAL RETURN

                          SIX      ONE      SINCE
                         MONTHS    YEAR   INCEPTION
                         ------    ----   ---------
GE Small-Cap Value        1.20%    -0.77%   20.11%
GE Small-Cap Value
 W/LOAD                  -4.63%    -6.50%   17.30%
 MAXIMUM LOAD OF 5.75%
Russell 2000            -12.96%   -15.33%   10.33%

 [CLASS B LINE GRAPH OMITTED]
 PLOT POINTS FOLLOWS:

CLASS B SHARES

                 GE Small-Cap Value         GE Small-Cap Value      Russell 2000
                   Equity Fund                Equity w/load             Index
9/30/98                    10,000                   10,000                10,000
12/98                   11,996.22                11,996.22             11,631.17
3/99                    10,400.07                10,400.07             11,000.18
6/99                    12,729.04                12,729.04             12,710.45
9/99                    12,136.76                12,136.76             11,907.17
12/99                   14,421.02                14,421.02             14,103.97
3/00                     15,752.9                 15,752.9             15,102.51
6/00                    15,018.07                15,018.07             14,531.37
9/00                    15,385.48                15,385.48             14,691.64
12/00                    16,477.6                 16,477.6             13,676.94
3/1/2001                15,525.13                15,325.13             12,788.07

AVERAGE ANNUAL
TOTAL RETURN

                          SIX      ONE      SINCE
                         MONTHS    YEAR   INCEPTION
                         ------    ----   ---------
GE Small-Cap Value        0.91%    -1.45%   19.23%
GE Small-Cap Value
 W/LOAD                  -2.98%    -5.25%   18.61%
 MAXIMUM LOAD             4.00%     4.00%    2.00%
Russell 2000            -12.96%   -15.33%   10.33%

 [CLASS C LINE GRAPH OMITTED]
 PLOT POINTS FOLLOWS:

CLASS C SHARES

                GE Small-Cap Value         GE Small-Cap Value      Russell 2000
                  Equity Fund                Equity w/load             Index
9/30/99                   10,000                   10,000                10,000
12/99                   11,882.1                 11,882.1             11,844.95
3/00                   12,979.49                12,979.49             12,683.54
6/00                   12,374.04                12,374.04             12,203.88
9/00                   12,676.77                12,676.77             12,338.48
12/00                  13,576.61                13,576.61             11,486.31
3/1/2001               12,791.83                12,791.83             10,739.81

AVERAGE ANNUAL
TOTAL RETURN

                          SIX      ONE      SINCE
                         MONTHS    YEAR   INCEPTION
                         ------    ----   ---------
GE Small-Cap Value        0.91%   -1.45%    17.82%
GE Small-Cap Value
 W/LOAD                  -0.07%   -2.40%    17.82%
 MAXIMUM LOAD             1.00%    1.00%     0.00%
Russell 2000            -12.96%  -15.33%     4.87%

 [CLASS Y LINE GRAPH OMITTED]
 PLOT POINTS FOLLOWS:

CLASS Y SHARES

                  GE Small-Cap Value        Russell 2000
                    Equity Fund                Index
9/30/98                     10,000                10,000
12/98                    12,021.58             11,631.17
3/99                     10,442.17             11,000.18
6/99                     12,816.31             12,710.45
9/99                     12,252.95             11,907.17
12/99                    14,593.75             14,103.97
3/00                     15,984.18             15,102.51
6/00                     15,283.22             14,531.37
9/00                      15,696.9             14,691.64
12/00                    16,847.62             13,676.94
3/1/2001                 15,918.92             12,788.07

AVERAGE ANNUAL
TOTAL RETURN

                          SIX      ONE      SINCE
                         MONTHS    YEAR   INCEPTION
                         ------    ----   ---------
GE Small-Cap Value        1.41%   -0.41%    20.43%
Russell 2000            -12.96%  -15.33%    10.33%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE SMALL-CAP VALUE EQUITY FUND

MARKET VALUE OF $52,918 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:


Financial Services             22.7%
Consumer-Discretionary         18.4%
Healthcare                     11.4%
Consumer-Stable                 9.5%
Auto & Transportation           8.5%
Real Estate Investment Trust    8.2%
Technology                      6.5%
Materials & Processing          4.2%
Energy                          3.2%
Short Term                      3.1%
Utilities                       2.8%
Corporate Notes                 1.0%
Producer Durables               0.5%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 95.0%
--------------------------------------------------------------------------------
AUTO & TRANSPORTATION -- 8.4%

CNF Inc. ..........................   30,400    $   878,256
Genesee & Wyoming Inc.
   (Class A) ......................   36,100        904,756(a)
Gentex Corp. ......................   22,200        513,375(a)
Kansas City Southern
   Industries Inc. ................   57,200        812,240(a)
Oshkosh Truck Corp. ...............   38,500      1,366,750
                                                  4,475,377

CONSUMER - DISCRETIONARY -- 18.3%

F.Y.I. Inc. .......................   17,400        581,813(a)
Insight Communications Co. Inc.
   (Class A) ......................   15,900        421,350(a)
InterTAN Inc. .....................  140,150      1,772,897(a)
Iron Mountain Inc. ................   48,700      1,866,184(a)
Outback Steakhouse Inc. ...........   26,600        677,236(a)
Pegasus Communications Corp. ......   19,800        455,400(a)
Regent Communications Inc. ........   36,600        255,056(a)
School Specialty Inc. .............   53,600      1,155,750(a)
Station Casinos Inc. ..............   62,000        856,220(a)
Strayer Education Inc. ............   12,800        448,000
W.P. Stewart & Co. Ltd. ...........   35,000        759,500
Zale Corp. ........................   17,400        504,600(a)
                                                  9,754,006

CONSUMER - STABLE -- 9.4%

McNaughton Apparel Group Inc. .....   41,100        649,894(a)
Smithfield Foods Inc. .............   56,200      1,826,500(a)
Suiza Foods Corp. .................   14,900        716,541(a)
The Earthgrains Co. ...............   85,800      1,823,250
                                                  5,016,185

                                       NUMBER
                                    OF SHARES         VALUE

ENERGY -- 3.1%

Louis Dreyfus Natural Gas Corp. ...   22,400    $   828,800(a)
Noble Affiliates Inc. .............   20,500        855,465
                                                  1,684,265

FINANCIAL SERVICES -- 22.4%

Affiliated Computer
   Services Inc. (Class A) ........   22,500      1,460,250(a)
American Physicians Capital Inc. ..   31,300        571,225(a)
Astoria Financial Corp. ...........   33,000      1,763,437
Everest Re Group Ltd. .............   12,700        844,804
Golden State Bancorp Inc. .........   62,300      1,736,924
IndyMac Mortgage Holdings Inc. ....   13,500        387,990
Investment Technology
   Group Inc. .....................   17,500        896,000(a)
LandAmerica Financial
   Group Inc. .....................   28,100        999,798
National Data Corp. ...............   20,800        485,680
NOVA Corp. ........................   67,800      1,250,232(a)
PartnerRe Ltd. ....................   31,800      1,566,786
                                                 11,963,126

HEALTHCARE -- 11.3%

Apogent Technologies Inc. .........   30,300        613,272(a)
Beckman Coulter Inc. ..............   47,000      1,837,230
Sola International Inc. ...........   57,000        513,570(a)
Syncor International Corp. ........   15,800        509,550(a)
The Cooper Cos. Inc. ..............   44,900      2,126,015
Varian Medical Systems Inc. .......    7,500        456,000(a)
                                                  6,055,637

MATERIALS & PROCESSING -- 4.2%

Grant Prideco Inc. ................   68,900      1,185,080(a)
Mobile Mini Inc. ..................   21,800        600,863(a)
NCI Building Systems Inc. .........   26,700        451,230(a)
                                                  2,237,173

PRODUCER DURABLES -- 0.5%

Terex Corp. .......................   15,100        261,985(a)

REAL ESTATE INVESTMENT TRUST -- 8.2%

Colonial Properties Trust .........   29,500        792,075
First Industrial Realty Trust Inc..   32,400      1,025,136
Gables Residential Trust ..........   18,300        530,883
Great Lakes REIT Inc. .............   41,300        699,209
Mid-Atlantic Realty Trust .........   47,800        597,500
Parkway Properties Inc. ...........   25,100        720,370
                                                  4,365,173

TECHNOLOGY -- 6.4%

Comdisco Inc. .....................   35,600        284,800
Cypress Semiconductor Corp. .......   45,100        799,623(a)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                  GE SMALL-CAP VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

DRS Technologies Inc. .............   35,600    $   560,344(a)
Enzon Inc. ........................   17,300        821,750(a)
Kronos Inc. .......................   15,000        471,562(a)
Teledyne Technologies Inc. ........   34,700        485,800(a)
                                                  3,423,879

UTILITIES -- 2.8%

American Water Works Co. Inc. .....   45,700      1,473,825

TOTAL COMMON STOCK
   (COST $47,364,510) .............              50,710,631

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
CORPORATE NOTE -- 1.1%
--------------------------------------------------------------------------------
General Semiconductor Inc.
   5.75%  12/15/06
   (COST $ 536,590) ............... $645,000        547,444

TOTAL INVESTMENTS IN SECURITIES
   (COST $47,901,100) .............              51,258,075

                                      NUMBER
                                   OF SHARES         VALUE
--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 3.1%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $1,659,571) ..............1,659,571      1,659,571

OTHER ASSETS AND LIABILITIES,
   NET 0.8% .......................                 452,783
                                                -----------

NET ASSETS -- 100% .................            $53,370,429
                                                ===========




------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

  Q&A

Q.  HOW DID THE GE S&P 500 INDEX FUND PERFORM COMPARED
    TO ITS BENCHMARK FOR THE SIX MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE S&P 500 Index Fund declined 18.94% for the six-month period ended March 31, 2001, while the S&P 500 Index lost 18.76% for the same period.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The Fund underperformed its benchmark due to the investment of Fund cash flows and Fund fees and expenses.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. The big story of the last six months has been the decline in the once almighty technology sector. Continuing its descent which started in the second half of 2000, the technology sector has shed over 15% of its weight in the S&P 500 Index since its high of 33% approximately a year ago. The technology sector alone contributed well over half of the negative performance of the entire Index over the last six months. Well known names such as Cisco Systems, Microsoft, Intel and Lucent have led the decline. Other sectors contributed to the negative return of the Index as well, as healthcare and financial stocks reversed fourth quarter 2000 gains and lost significant ground in the first quarter of 2001. Merck, Pfizer and Schering Plough were some of the healthcare names which suffered during the first quarter, while American International, Citigroup, and Morgan Stanley were some of the financial names most negatively effected.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND
    IMPACTED PERFORMANCE?

A. We are utilizing a full replication strategy to manage the Fund. With this strategy, all 500 stocks of the S&P 500 Index are owned by the Fund, representing approximately the same position that they held in the index. Cash is held to less than 5% of the total portfolio value, and is equitized using S&P 500 Index futures contracts. This methodology has provided consistent tracking of the Index.

Q.  WHICH STOCKS/SECTORS HAVE YOU LIKED?

A. By utilizing a passive, full replication investment style, the Fund owns the same stocks and sectors in approximately the same weights as the S&P 500 Index. As of March 31, 2001, the four largest sectors in the S&P 500 Index were Technology (18.4%), Financials (17.9%), Healthcare (12.9%), and Consumer Stable (12.8%).

Q.  WHAT WERE THE MAJOR BUYS AND SELLS FOR THE PERIOD
    AND WHY?

A. For the first quarter of 2001, there were seven index changes announced by Standard & Poor's that impacted the Fund. Additions to the S&P 500 Index included Noble Drilling (Jan 12), Jabil Circuit (Jan 29), Univision Communications (Feb 6), Citizens Communications (Feb 26), Cintas Corp (Feb
    28), Fiserv (Mar 30), and Concord EFS (Mar 30). Deletions for the quarter included Time Warner (Jan 12), Coastal Corp (Jan 29), Union Carbide (Feb 6), US Bancorp (Feb 26), Summit Bancorp (Feb 28), Old Kent Financial (Mar 30), and Briggs and Stratton (Mar 30). Not all of the stocks removed from the index were sold by the Fund, however, as a number of these changes were a result of mergers or acquisitions.

Q.  WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE
    YOU POSITIONED THE FUND GOING FORWARD?

A. Due to the passive investment style of the Fund, it will remain fully invested to closely track the performance of the S&P 500 Index.

                                                           GE S&P 500 INDEX FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
-----------------------------------------
  General Electric Co.              3.81%
-----------------------------------------
  Microsoft Corp.                   2.68%
-----------------------------------------
  ExxonMobil Corp.                  2.57%
-----------------------------------------
  Pfizer Inc.                       2.38%
-----------------------------------------
  Wal-Mart Stores Inc.              2.08%
-----------------------------------------
  Citigroup Inc.                    2.08%
-----------------------------------------
  American International Group Inc. 1.73%
-----------------------------------------
  Intel Corp.                       1.63%
-----------------------------------------
  Merck & Co. Inc.                  1.61%
-----------------------------------------
  AOL Time Warner Inc.              1.60%
-----------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT

 [LINE GRAPH OMITTED]
 PLOT POINTS FOLLOWS:

                 S&P 500 Index Fund       S&P 500
4/28/2000              10,000                  10,000
5/00                    9,810                 9,795.4
6/00                   10,040                  10,035
7/00                    9,890                9,874.84
8/00                   10,500               10,488.06
9/00                    9,940                9,934.29
10/00                   9,890                9,892.57
11/00                   9,110                9,112.05
12/00                9,154.68                9,156.61
1/1/2001             9,466.88                9,481.48
2/1/2001             8,600.76                8,616.96
3/1/2001             8,056.92                8,071.07

AGGREGATE
TOTAL RETURN

                      SIX      SINCE
                     MONTHS  INCEPTION
                    -------  ---------
GE S&P 500 Index    -18.94%   -19.43%
S&P 500             -18.76%   -19.29%

 INVESTMENT PROFILE
 A mutual fund designed for investors who seek growth of capital and accumulation of income that corresponds to the investment return of the Standard & Poor's 500 Composite Stock Index by investing primarily in equity securities of companies contained in the Index.

SEE NOTES TO PERFORMANCE.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE S&P 500 INDEX FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE S&P 500 INDEX FUND

MARKET VALUE OF $24,952 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:


Consumer-Stable        20.0%
Technology             19.1%
Financial              16.8%
Consumer-Cyclical      11.9%
Utilities               9.8%
Capital Goods           8.0%
Energy                  6.7%
Short Term              4.6%
Basic Materials         2.4%
Transportation          0.7%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 95.3%
--------------------------------------------------------------------------------
BASIC MATERIALS -- 2.4%

Air Products & Chemicals Inc. .....      583    $    22,387
Alcan Aluminum Ltd. ...............      763         27,468
Alcoa Inc. ........................    2,029         72,942
Allegheny Technologies Inc. .......      171          2,977
Avery Dennison Corp. ..............      236         12,277
Barrick Gold Corp. ................      837         11,961
Boise Cascade Corp. ...............      104          3,266
Du Pont de Nemours (E.I.) & Co. ...    2,377         96,744
Eastman Chemical Co. ..............      189          9,303
Ecolab Inc. .......................      282         11,962
Engelhard Corp. ...................      330          8,534
FMC Corp. .........................       55          4,050(a)
Freeport McMoran Copper &
   Gold Inc. (Class B) ............      299          3,902(a)
Georgia Pacific Corp. .............      531         15,611
Goodrich (B.F.) Co. ...............      201          7,712
Great Lakes Chemical Corp. ........      105          3,228
Hercules Inc. .....................      294          3,819
Homestake Mining Co. ..............      476          2,504
Inco Ltd. .........................      451          6,688(a)
International Paper Co. ...........    1,082         39,039
Louisiana-Pacific Corp. ...........      194          1,864
Mead Corp. ........................      287          7,201
Millipore Corp. ...................       82          3,793
Newmont Mining Corp. ..............      406          6,545
Nucor Corp. .......................      159          6,371
Pall Corp. ........................      326          7,146
Phelps Dodge Corp. ................      188          7,554
Placer Dome Inc. ..................      798          6,903
Potlatch Corp. ....................       52          1,661
Power-One Inc. ....................      200          2,898(a)
PPG Industries Inc. ...............      366         16,869
Praxair Inc. ......................      389         17,369
Rohm & Haas Co. ...................      556         17,130

                                       NUMBER
                                    OF SHARES         VALUE

Sealed Air Corp. ..................      188    $     6,266(a)
Sigma-Aldrich Corp. ...............      184          8,809
The Dow Chemical Co. ..............    2,047         64,624
USX-U.S. Steel Group Inc. .........      161          2,365
Westvaco Corp. ....................      283          6,857
Weyerhaeuser Co. ..................      492         24,989
Willamette Industries Inc. ........      256         11,776
Worthington Industries Inc. .......      163          1,516
                                                    596,880

CAPITAL GOODS -- 8.0%

Allied Waste Industries Inc. ......      498          7,809(a)
American Power Conversion Corp. ...      385          4,963(a)
Boeing Co. ........................    1,909        106,350
Briggs & Stratton Corp. ...........       42          1,612
Caterpillar Inc. ..................      846         37,545
Centex Corp. ......................      108          4,498
Cooper Industries Inc. ............      226          7,560
Crane Co. .........................      120          3,126
Cummins Engine Co. Inc. ...........       75          2,816
Danaher Corp. .....................      300         16,368
Deere & Co. .......................      597         21,695
Dover Corp. .......................      430         15,411
Eaton Corp. .......................      162         11,097
Emerson Electric Co. ..............      946         58,652
General Dynamics Corp. ............      430         26,978
General Electric Co. ..............   22,707        950,515(h)
Grainger (W.W.) Inc. ..............      226          7,650
Honeywell International Inc. ......    1,884         76,867
Illinois Tool Works Inc. ..........      676         38,424
Ingersoll-Rand Co. ................      332         13,184
ITT Industries Inc. ...............      219          8,486
Lockheed Martin Corp. .............    1,044         37,219
Masco Corp. .......................    1,057         25,516
McDermott International Inc. ......      108          1,366
Minnesota Mining &
   Manufacturing Co. ..............      881         91,536
Molex Inc. (Class A) ..............      415         14,642
National Service Industries Inc. ..       74          1,735
Navistar International Corp. Inc. .      115          2,622(a)
Northrop Grumman Corp. ............      151         13,137
PACCAR Inc. .......................      186          8,335
Parker-Hannifin Corp. .............      237          9,414
Pulte Corp. .......................       79          3,192
Raytheon Co. (Class B) ............      771         22,652
Rockwell International Corp. ......      447         16,248
Sherwin-Williams Co. ..............      403         10,268
Textron Inc. ......................      329         18,700
The Timken Co. ....................      113          1,768
Thermo Electron Corp. .............      389          8,745(a)
Thomas & Betts Corp. ..............      105          1,823
Tyco International Ltd. ...........    4,054        175,254
United Technologies Corp. .........    1,045         76,599
Vulcan Materials Co. ..............      225         10,537
Waste Management Inc. .............    1,401         34,605
                                                  2,007,519

-------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

CONSUMER - CYCLICAL -- 11.8%

Albertsons Inc. ...................    1,020    $    32,456
American Greetings
   Corp. (Class A) ................      118          1,251
Autozone Inc. .....................      252          7,061(a)
Bed Bath & Beyond Inc. ............      612         15,032(a)
Best Buy Co. Inc. .................      495         17,800(a)
Black & Decker Corp. ..............      158          5,807
Block (H & R) Inc. ................      179          8,961
Brunswick Corp. ...................      168          3,298
Carnival Corp. ....................    1,391         38,489
Cendant Corp. .....................    1,759         25,664(a)
Circuit City Stores Inc. ..........      435          4,611
Clear Channel
   Communications Inc. ............    1,396         76,012(a)
Comcast Corp. (Class A) ...........    2,216         92,933(a)
Consolidated Stores Corp. .........      202          2,030(a)
Cooper Tire & Rubber Co. ..........      138          1,566
Costco Wholesale Corp. ............    1,007         39,525(a)
CVS Corp. .........................      858         50,184
Dana Corp. ........................      301          5,171
Darden Restaurants Inc. ...........      234          5,558
Delphi Automotive Systems Corp. ...    1,297         18,378
Deluxe Corp. ......................      134          3,172
Dillards Inc. (Class A) ...........      191          4,191
Dollar General Corp. ..............      703         14,369
Donnelley (R.R.) & Sons Co. .......      331          8,679
Dow Jones & Co. Inc. ..............      191          9,999
Eastman Kodak Co. .................      695         27,724
Federated Department Stores Inc. ..      460         19,113(a)
Fluor Corp. .......................      139          6,186
Ford Motor Co. ....................    4,293        120,719
Fortune Brands Inc. ...............      400         13,760
Gannett Co. Inc. ..................      595         35,533
Gap Inc. ..........................    1,902         45,115
General Motors Corp. ..............    1,286         66,679
Genuine Parts Co. .................      425         11,012
Goodyear Tire & Rubber Co. ........      331          7,894
Harcourt General Inc. .............      161          8,963
Harley-Davidson Inc. ..............      683         25,920
Harrah's Entertainment Inc. .......      235          6,916(a)
Hasbro Inc. .......................      321          4,141
Hilton Hotels Corp. ...............      780          8,151
Home Depot Inc. ...................    5,313        228,990
Interpublic Group Cos. Inc. .......      702         24,114
J.C. Penney Co. Inc. ..............      554          8,858
Johnson Controls Inc. .............      187         11,680
K Mart Corp. ......................    1,190         11,186(a)
Knight-Ridder Inc. ................      153          8,218
Kohl's Corp. ......................      737         45,466(a)
Leggett & Platt Inc. ..............      459          8,827
Limited Inc. ......................      978         15,374
Liz Claiborne Inc. ................      108          5,081
Longs Drug Stores Corp. ...........       71          2,099
Lowes Cos. Inc. ...................      837         48,923
Marriott International Inc.
   (Class A) ......................      555         22,855
Mattel Inc. .......................      969         17,190
May Department Stores Co. .........      705         25,013

                                       NUMBER
                                    OF SHARES         VALUE

Maytag Corp. ......................      154    $     4,967
McDonald's Corp. ..................    3,009         79,889
McGraw Hill Cos. Inc. .............      439         26,186
Meredith Corp. ....................       94          3,282
New York Times Co. (Class A) ......      413         16,921
Newell Rubbermaid Inc. ............      665         17,622
Nike Inc. (Class B) ...............      586         23,762
Nordstrom Inc. ....................      246          4,005
Office Depot Inc. .................      602          5,268(a)
Omnicom Group Inc. ................      401         33,235
RadioShack Corp. ..................      393         14,419
Reebok International Ltd. .........      102          2,536(a)
Robert Half International Inc. ....      400          8,940(a)
Safeway Inc. ......................    1,115         61,492(a)
Sears Roebuck & Co. ...............      732         25,818
Snap-on Inc. ......................      107          3,116
Staples Inc. ......................    1,053         15,663(a)
Starbucks Corp. ...................      496         21,049(a)
Starwood Hotels & Resorts
   Worldwide Inc. (Class B) .......      500         17,005
Target Corp. ......................    2,031         73,278
The Kroger Co. ....................    1,905         49,130(a)
The Stanley Works .................      263          8,666
The Walt Disney Co. ...............    4,732        135,335
Tiffany & Co. .....................      330          8,992
TJX Cos. Inc. .....................      619         19,808
Toys 'R Us Inc. ...................      439         11,019(a)
Tribune Co. .......................      696         28,355
Tricon Global Restaurants Inc. ....      376         14,359(a)
TRW Inc. ..........................      249          8,466
Tupperware Corp. ..................      105          2,505
VF Corp. ..........................      316         11,060
Viacom Inc. (Class B) .............    4,026        177,023(a)
Visteon Corp. .....................      316          4,753
Wal-Mart Stores Inc. ..............   10,267        518,483(h)
Walgreen Co. ......................    2,312         94,330
Wendy's International Inc. ........      318          7,098
Whirlpool Corp. ...................      136          6,799
Winn Dixie Stores Inc. ............      367         10,412
                                                  2,958,943

CONSUMER - STABLE -- 20.0%

Abbott Laboratories ...............    3,550        167,524
Adolph Coors Co. (Class B) ........       67          4,384
Aetna Inc. ........................      325         11,674(a)
Alberto-Culver Co. (Class B) ......      101          4,006
Allergan Inc. .....................      292         21,652
Alza Corp. ........................      590         23,895(a)
American Home Products Corp. ......    3,046        178,952
Amgen Inc. ........................    2,414        145,293(a)
Anheuser Busch Cos. Inc. ..........    2,109         96,866
Applera Corp. - Applied
   Biosystems Group ...............      464         12,876
Archer-Daniels Midland Co. ........    1,376         18,094
Avon Products Inc. ................      539         21,555
Ball Corp. ........................       55          2,523
Bard (C.R.) Inc. ..................       93          4,222
Bausch & Lomb Inc. ................      105          4,794
Baxter International Inc. .........      649         61,097

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

Becton Dickinson & Co. ............      635    $    22,428
Bemis Co. Inc. ....................       95          3,144
Biogen Inc. .......................      353         22,349(a)
Biomet Inc. .......................      388         15,284
Boston Scientific Corp. ...........      953         19,232(a)
Bristol-Myers Squibb Co. ..........    4,517        268,310
Brown-Forman Corp. (Class B) ......      145          8,983
Campbell Soup Co. .................    1,008         30,109
Cardinal Health Inc. ..............      619         59,888
Chiron Corp. ......................      461         20,226(a)
CIGNA Corp. .......................      347         37,254
Cintas Corp. ......................      400         15,768
Clorox Co. ........................      533         16,763
Coca-Cola Enterprises Inc. ........      978         17,389
Colgate-Palmolive Co. .............    1,281         70,788
Conagra Inc. ......................    1,206         21,997
Eli Lilly & Co. ...................    2,631        201,692
Forest Laboratories Inc. ..........      400         23,696(a)
General Mills Inc. ................      630         27,096
Gillette Co. ......................    2,450         76,367
Guidant Corp. .....................      690         31,043(a)
HCA-The Healthcare Corp. ..........    1,245         50,136
Healthsouth Corp. .................      906         11,678(a)
Heinz (H.J.) Co. ..................      788         31,678
Hershey Foods Corp. ...............      313         21,697
Humana Inc. .......................      406          4,255(a)
IMS Health Inc. ...................      629         15,662
International Flavors &
   Fragrances .....................      192          4,236
Johnson & Johnson .................    3,218        281,478
KB Home ...........................       87          2,840
Kellogg Co. .......................      974         26,327
Kimberly-Clark Corp. ..............    1,200         81,396
King Pharmaceuticals Inc. .........      400         16,300(a)
Manor Care Inc. ...................      188          3,835(a)
McKesson HBOC Inc. ................      615         16,451
MedImmune Inc. ....................      475         17,041(a)
Medtronic Inc. ....................    2,783        127,294
Merck & Co. Inc. ..................    5,301        402,346
Pactiv Corp. ......................      313          3,790(a)
Pepsico Inc. ......................    3,347        147,101
Pfizer Inc. .......................   14,515        594,389
Pharmacia Corp. ...................    2,924        147,282
Philip Morris Cos. Inc. ...........    5,111        242,517
Procter & Gamble Co. ..............    3,027        189,490
Quintiles Transnational Corp. .....      310          5,851(a)
Ralston Purina Group ..............      753         23,456
Sara Lee Corp. ....................    1,858         40,096
Schering Plough Corp. .............    3,385        123,654
St. Jude Medical Inc. .............      178          9,585(a)
Stryker Corp. .....................      456         23,826
Supervalu Inc. ....................      255          3,399
Sysco Corp. .......................    1,580         41,886
Temple-Inland Inc. ................      102          4,514
Tenet Healthcare Corp. ............      713         31,372(a)
The Coca-Cola Co. .................    5,760        260,122
The Quaker Oats Co. ...............      299         29,018
Unilever N.V. .....................    1,275         67,116
UnitedHealth Group Inc. ...........      712         42,193

                                       NUMBER
                                    OF SHARES         VALUE

UST Inc. ..........................      413    $    12,411
Watson Pharmaceuticals Inc. .......      217         11,414(a)
Wellpoint Health Networks
   Inc. (Class A) .................      138         13,153(a)
Wrigley (W.M.) Junior Co. .........      522         25,187
                                                  4,996,685

ENERGY -- 6.7%

Amerada Hess Corp. ................      186         14,530
Anadarko Petroleum Corp. ..........      551         34,592
Apache Corp. ......................      260         14,979
Ashland Oil Inc. ..................      129          4,954
Baker Hughes Inc. .................      749         27,196
Burlington Resources Inc. .........      499         22,330
Chevron Corp. .....................    1,444        126,783
Conoco Inc. (Class B) .............    1,410         39,832
Devon Energy Corp. ................      270         15,714
EOG Resources Inc. ................      300         12,369
ExxonMobil Corp. ..................    7,932        642,492(h)
Halliburton Co. ...................    1,040         38,220
Kerr-McGee Corp. ..................      204         13,240
Kinder Morgan Inc. ................      300         15,960
Nabors Industries Inc. ............      339         17,574(a)
Noble Drilling Corp. ..............      320         14,771(a)
Occidental Petroleum Corp. ........      886         21,929
Phillips Petroleum Co. ............      574         31,599
Progress Energy Inc. ..............      465         20,028
Rowan Cos. Inc. ...................      200          5,500(a)
Royal Dutch Petroleum Co. ADR .....    4,910        272,210
Schlumberger Ltd. .................    1,304         75,123
Sunoco Inc. .......................      165          5,351
Texaco Inc. .......................    1,266         84,062
Tosco Corp. .......................      325         13,897
Transocean Sedco Forex Inc. .......      767         33,249
Unocal Corp. ......................      617         21,330
USX-Marathon Group ................      764         20,590
                                                  1,660,404

FINANCIAL -- 16.8%

AFLAC Inc. ........................    1,186         32,662
Ambac Financial Group Inc. ........      250         15,858
American Express Co. ..............    3,066        126,626
American General Corp. ............    1,204         46,053
American International
   Group Inc. .....................    5,349        430,594
AmSouth Bancorp. ..................      834         14,020
Aon Corp. .........................      643         22,827
Bank of America Corp. .............    3,785        207,229
Bank One Corp. ....................    2,636         95,370
BB&T Corp. ........................      901         31,688
Bear Stearns Cos. Inc. ............      238         10,886
Capital One Financial Corp. .......      453         25,142
Charles Schwab Corp. ..............    3,138         48,388
Charter One Financial Inc. ........      520         14,716
Chubb Corp. .......................      389         28,179
Cincinnati Financial Corp. ........      346         13,126
CIT Group Inc. (Class A) ..........      556         16,057

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

Citigroup Inc. ....................   11,526    $   518,439
Comerica Inc. .....................      375         23,063
Conseco Inc. ......................      798         12,848
Countrywide Credit Industries Inc..      242         11,943
Fannie Mae ........................    2,264        180,214
Fifth Third Bancorp ...............    1,030         55,041
First Union Corp. .................    2,285         75,405
FleetBoston Financial Corp. .......    2,494         94,148
Franklin Resources Inc. ...........      554         21,667
Freddie Mac .......................    1,548        100,357
Golden West Financial Corp. .......      361         23,429
Hartford Financial Services
   Group Inc. .....................      503         29,677
Household International Inc. ......    1,050         62,202
Huntington Bancshares Inc. ........      532          7,581
J.P. Morgan Chase & Co. ...........    4,403        197,695
Jefferson-Pilot Corp. .............      237         16,090
KeyCorp. ..........................    1,018         26,264
Lehman Brothers Holdings Inc. .....      553         34,673
Lincoln National Corp. ............      426         18,092
Loews Corp. .......................      418         24,833
Marsh & McLennan Cos. Inc. ........      623         59,204
MBIA Inc. .........................      241         19,444
MBNA Corp. ........................    1,992         65,935
Mellon Financial Corp. ............    1,127         45,666
Merrill Lynch & Co. Inc. ..........    1,905        105,537
MetLife Inc. ......................    1,800         54,090
MGIC Investment Corp. .............      245         16,763
Moody's Corp. .....................      394         10,859
Morgan Stanley,
   Dean Witter & Co. ..............    2,617        140,009
National City Corp. ...............    1,414         37,824
Northern Trust Corp. ..............      496         31,000
Old Kent Financial Corp. ..........      290         11,020
PNC Financial Services Group ......      646         43,766
Progressive Corp. .................      169         16,401
Providian Financial Corp. .........      646         31,686
Regions Financial Corp. ...........      500         14,219
SAFECO Corp. ......................      307          8,654
SouthTrust Corp. ..................      407         18,620
St. Paul Cos. Inc. ................      496         21,849
State Street Corp. ................      360         33,624(e)
Stilwell Financial Inc. ...........      572         15,341
Suntrust Banks Inc. ...............      656         42,509
Synovus Financial Corp. ...........      612         16,524
T. Rowe Price Group Inc. ..........      247          7,734
The Allstate Corp. ................    1,648         69,117
The Bank of New York Co. Inc. .....    1,672         82,329
Torchmark Corp. ...................      340         13,202
U.S. Bancorp ......................    4,384        101,699
Union Planters Corp. ..............      316         12,163
UnumProvident Corp. ...............      539         15,750
USA Education Inc. ................      381         27,680
Wachovia Corp. ....................      451         27,173
Washington Mutual Inc. ............    1,341         73,420
Wells Fargo & Co. .................    3,944        195,110
                                                  4,199,003

                                       NUMBER
                                    OF SHARES         VALUE

TECHNOLOGY -- 19.1%

Adaptec Inc. ......................      190    $     1,648(a)
ADC Telecommunications Inc. .......    1,695         14,408(a)
Adobe Systems Inc. ................      535         18,709
Advanced Micro Devices Inc. .......      701         18,605(a)
Agilent Technologies Inc. .........    1,010         31,037(a)
Altera Corp. ......................      910         19,508(a)
Analog Devices Inc. ...............      888         32,181(a)
Andrew Corp. ......................      147          2,113(a)
AOL Time Warner Inc. ..............    9,953        399,613(a)
Apple Computer ....................      788         17,391(a)
Applied Materials Inc. ............    1,901         82,693(a)
Applied Micro Circuits Corp. ......      659         10,874(a)
Autodesk Inc. .....................      112          3,423
Automatic Data Processing Inc. ....    1,442         78,416
Avaya Inc. ........................      598          7,774(a)
BMC Software Inc. .................      582         12,513(a)
Broadcom Corp. (Class A) ..........      532         15,375(a)
BroadVision Inc. ..................      608          3,249(a)
Cabletron Systems Inc. ............      433          5,586(a)
Cisco Systems Inc. ................   16,715        264,306(a,h)
Citrix Systems Inc. ...............      454          9,591(a)
Compaq Computer Corp. .............    3,884         70,689
Computer Associates
   International Inc. .............    1,353         36,802
Computer Sciences Corp. ...........      383         12,390(a)
Compuware Corp. ...................      773          7,537(a)
Comverse Technology Inc. ..........      375         22,084(a)
Concord EFS Inc. ..................      400         16,168(a)
Conexant Systems Inc. .............      572          5,112(a)
Convergys Corp. ...................      326         11,759(a)
Corning Inc. ......................    2,161         44,711
Dell Computer Corp. ...............    5,967        153,277(a)
Electronic Data Systems Corp. .....    1,060         59,212
EMC Corp. .........................    5,037        148,088(a)
Equifax Inc. ......................      299          9,344
First Data Corp. ..................      906         54,097
Fiserv Inc. .......................      200          8,940(a)
Gateway Inc. ......................      729         12,254(a)
Hewlett-Packard Co. ...............    4,485        140,246
Intel Corp. .......................   15,470        407,054(a,h)
International Business
   Machines Corp. .................    4,057        390,202
Intuit Inc. .......................      500         13,875(a)
Jabil Circuit Inc. ................      400          8,648(a)
JDS Uniphase Corp. ................    2,979         54,925(a)
KLA-Tencor Corp. ..................      394         15,514(a)
Lexmark International Inc.
   (Class A) ......................      270         12,290(a)
Linear Technology Corp. ...........      696         28,579
LSI Logic Corp. ...................      748         11,766(a)
Lucent Technologies Inc. ..........    7,877         78,534
Maxim Integrated Products Inc. ....      634         26,368(a)
Mercury Interactive Corp. .........      169          7,077(a)
Micron Technology Inc. ............    1,396         57,976(a)
Microsoft Corp. ...................   12,210        667,734(a,h)
Motorola Inc. .....................    4,997         71,257
National Semiconductor Corp. ......      377         10,085(a)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

NCR Corp. .........................      203    $     7,923(a)
Network Appliance Inc. ............      788         13,248(a)
Nortel Networks Corp. .............    7,350        103,267
Novell Inc. .......................      797          3,985(a)
Novellus Systems Inc. .............      332         13,467(a)
Oracle Corp. ......................   12,830        192,193(a,h)
Palm Inc. .........................    1,295         10,886(a)
Parametric Technology Corp. .......      703          6,371(a)
Paychex Inc. ......................      832         30,836
PeopleSoft Inc. ...................      637         14,930(a)
PerkinElmer Inc. ..................      111          5,822
Pitney Bowes Inc. .................      624         21,684
QLogic Corp. ......................      200          4,500(a)
QUALCOMM Inc. .....................    1,683         95,300(a)
Sabre Holdings Corp. ..............      273         12,604
Sanmina Corp. .....................      684         13,381(a)
Sapient Corp. .....................      232          1,668(a)
Scientific-Atlanta Inc. ...........      355         14,764
Siebel Systems Inc. ...............      971         26,411(a)
Solectron Corp. ...................    1,433         27,241(a)
Sun Microsystems Inc. .............    7,546        115,982(a)
Symbol Technologies Inc. ..........      300         10,470
Tektronix Inc. ....................      204          5,567
Tellabs Inc. ......................      916         37,270(a)
Teradyne Inc. .....................      427         14,091(a)
Texas Instruments Inc. ............    3,959        122,650
Unisys Corp. ......................      657          9,198(a)
VERITAS Software Corp. ............      989         45,731(a)
Vitesse Semiconductor Corp. .......      400          9,525(a)
Xerox Corp. .......................    1,382          8,278
Xilinx Inc. .......................      735         25,817(a)
Yahoo! Inc. .......................    1,290         20,318(a)
                                                  4,768,985

TRANSPORTATION -- 0.7%

AMR Corp. .........................      370         12,994
Burlington Northern
   Santa Fe Corp. .................      900         27,342
CSX Corp. .........................      499         16,816
Delta Air Lines Inc. ..............      259         10,231
FedEx Corp. .......................      723         30,135(a)
Norfolk Southern Corp. ............      899         15,049
Ryder System Inc. .................      108          1,943
Southwest Airlines Co. ............    1,699         30,157
U.S. Airways Group Inc. ...........      130          4,609(a)
Union Pacific Corp. ...............      534         30,037
                                                    179,313

UTILITIES -- 9.8%

AES Corp. .........................    1,216         60,751(a)
Allegheny Energy Inc. .............      300         13,878
Alltel Corp. ......................      705         36,984
Ameren Corp. ......................      297         12,162
American Electric Power Inc. ......      726         34,122

                                       NUMBER
                                    OF SHARES        VALUE
AT&T Corp. ........................    8,596    $   183,095
Bellsouth Corp. ...................    4,334        177,347
Calpine Corp. .....................      667         36,732(a)
CenturyTel Inc. ...................      298          8,568
CINergy Corp. .....................      390         13,084
Citizens Community Bancorp Inc. ...      600          7,590(a)
CMS Energy Corp. ..................      311          9,202
Consolidated Edison Inc. ..........      464         17,214
Constellation Energy Group ........      423         18,654
Dominion Resources Inc. ...........      548         35,330
DTE Energy Co. ....................      317         12,617
Duke Energy Corp. .................    1,726         73,769
Dynegy Inc. (Class A) .............      800         40,808
Edison International ..............      727          9,189
El Paso Corp. .....................    1,118         73,005
Enron Corp. .......................    1,681         97,666
Entergy Corp. .....................      551         20,938
Exelon Corp. ......................      726         47,626
FirstEnergy Corp. .................      526         14,686
FPL Group Inc. ....................      403         24,704
Global Crossing Ltd. ..............    1,972         26,602(a)
GPU Inc. ..........................      257          8,350
KeySpan Corp. .....................      292         11,134
Nextel Communications Inc.
   (Class A) ......................    1,711         24,596(a)
Niagara Mohawk Holdings Inc. ......      324          5,476(a)
Nicor Inc. ........................       86          3,205
NiSource Inc. .....................      507         15,778
ONEOK Inc. ........................       56          2,290
Peoples Energy Corp. ..............       65          2,527
PG&E Corp. ........................      849         10,570
Pinnacle West Capital Corp. .......      179          8,211
PPL Corp. .........................      324         14,243
Public Service Enterprise Group ...      555         23,954
Qwest Communications
   International Inc. .............    3,854        135,083(a)
Reliant Energy Inc. ...............      728         32,942
SBC Communications Inc. ...........    7,787        347,534
Sempra Energy .....................      432         10,057
Southern Co. ......................    1,551         54,425
Sprint Corp. (FON Group) ..........    1,973         43,386
Sprint Corp. (PCS Group) ..........    2,166         41,154(a)
TXU Corp. .........................      605         24,999
Univision Communications Inc.
   (Class A) ......................      500         19,080(a)
Verizon Communications ............    6,195        305,413
Williams Cos. Inc. ................    1,137         48,720
WorldCom Inc. .....................    6,615        123,618(a)
Xcel Energy Inc. ..................      765         23,034
                                                  2,446,102

TOTAL INVESTMENTS IN SECURITIES
   (COST $29,683,865) .............              23,813,834

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE S&P 500 INDEX FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 4.5%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund ....  648,366    $   648,366
Short-Term Investment Co. .........  390,749        390,749

                                    PRINCIPAL
                                       AMOUNT         VALUE
--------------------------------------------------------------------------------
U.S. GOVERNMENT -- 0.4%

United States Treasury Bills
   3.81%    06/14/01 .............. $100,000         99,087

TOTAL SHORT-TERM INVESTMENTS
   (COST $1,138,202) ..............               1,138,202


OTHER ASSETS AND LIABILITIES,
   NET 0.2% .......................                  39,683
                                                -----------


NET ASSETS -- 100% .................            $24,991,719
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE S&P 500 Index Fund had the following long futures contracts open at March 31, 2001:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------

S&P 500      June 2001         4       $1,169,200    $(98,950)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

  Q&A

Q.  HOW DID THE GE GLOBAL EQUITY FUND PERFORM COMPARED
    TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Global Equity Fund declined 15.06% for Class A Shares, 15.33% for Class B Shares, 15.41% for Class C Shares and 14.94% for Class Y Shares for the six-month period ended March 31, 2001. The comparative MSCI World Index lost 18.25% for the same period.

Q.  WHAT MARKET CONDITIONS AFFECTED FUND PERFORMANCE?

A. Global market conditions were decidedly mixed during the period: the modest recovery in the fourth quarter lasted into January but turned sharply downward in February and March. Increasingly bad news from companies such as profit warnings and deteriorating visibility led to significant declines in all major markets, only slightly mitigated by interest rate cuts implemented by Central Banks in the U.S., the U.K., Japan, Canada and Australia.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The Fund focused on companies in more defensive sectors during the period. Stock selection was beneficial to our bottom line, particularly in the US where First Data Corp (Commercial Services), Quaker Oats (Food Products), and Colgate Palmolive (Household Products) were major contributors to performance. Stock selection was also strong in Continental Europe, with positive contributions from Alstom (France, power engineering), Embraer (Brazil, regional jets); Reed International (UK, media); Billiton (UK, resources), and Bank of Ireland. Although positions were reduced in growth stocks such as Cable & Wireless (UK, telecom equipment); Fujitsu (Japan, technology); and Philips Electronics (Netherlands, consumer electronics), the extreme weakness in this segment of the market still had a negative impact on the Fund. We trimmed back the Fund's position in US technology stocks, but performance was still negatively impacted by severe declines in stocks like Cisco and Intel.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE
    FUND AFFECTED PERFORMANCE?

A. Our investment strategy focuses on selecting stocks that are undervalued but have potential for above-average growth. Declining stock prices across the major global markets have made many stocks appear attractive but ongoing economic weakness has cast doubt on growth forecasts. Our concentration on this vital element of investment analysis has kept us from stepping into certain investment opportunities too soon, a clear advantage in sharply declining markets.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND AND HOW HAVE YOU
    POSITIONED IT GOING FORWARD?

A. The unprecedented flight from technology stocks has been the pivotal event of the last six months. Individual stocks reached unknown heights of valuation during the earlier boom and the inevitable return to more sustainable levels has been rapid. The Fund's focus on growth at a reasonable price has allowed us to avoid many of the excesses of the technology boom and subsequent bust. While the impact has been felt across all countries and sectors, our continued emphasis on bottom up, fundamental investing appears to be highly appropriate for this environment. The Fund is well positioned for a continued slowdown in the global economy, where a defensive posture will be rewarded as interest rates continue to fall.

                                                           GE GLOBAL EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  Merck & Co. Inc.                 1.99%
----------------------------------------
  Citigroup Inc.                   1.95%
----------------------------------------
  SPDR Trust                       1.84%
----------------------------------------
  Pfizer Inc.                      1.68%
----------------------------------------
  Fannie Mae                       1.65%
----------------------------------------
  First Data Corp.                 1.63%
----------------------------------------
  Microsoft Corp.                  1.60%
----------------------------------------
  Duke Energy Corp.                1.56%
----------------------------------------
  ING Groep N.V.                   1.54%
----------------------------------------
  General Mills Inc.               1.50%
----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities of
 companies in developed and
 developing countries, including
 the United States.

LIPPER PERFORMANCE COMPARISON
Global Funds Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX     ONE     FIVE
                MONTHS   YEAR    YEAR
                ------   ----    ----
Number of
Funds in
peer group:        331      308     148
---------------------------------------
Peer group
average annual
total return:  -19.67%  -25.51%   8.00%
---------------------------------------
Lipper categories
in peer group:  Global Funds

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+
                GE Global          GE Global Equity
              Equity Fund             Fund w/load            MSCI World
2/22/93              10,000                  9,425             10,000
9/93              11,409.58              10,751.88           11,744.2
9/94              13,038.67              12,287.06          12,631.91
9/95               14,012.7              13,204.94          14,450.99
9/96              15,615.16              14,715.02          16,426.49
9/97               18,553.2              17,483.68          20,387.13
9/98                 16,539              15,585.56          20,414.83
9/99              22,640.97              21,335.85          26,431.84
9/00              25,912.28              24,418.59          28,586.36
3/1/2001          22,010.34              20,741.57          23,370.57

AVERAGE ANNUAL
TOTAL RETURN

                          SIX       ONE       FIVE     SINCE
                         MONTHS     YEAR      YEAR   INCEPTION
                         ------    -----      ----   ---------
GE Global Equity         -15.06%   -22.91%     8.26%   10.22%
GE Global Equity W/LOAD  -19.95%   -27.35%     6.99%    9.42%
 MAXIMUM LOAD OF 5.75%
MSCI World               -18.25%   -25.11%     8.21%   11.04%

 [CLASS B LINE GRAPH OMITTED]
 PLOT POINTS FOLLOWS:

CLASS B SHARES
                 GE Global         GE Global Equity
               Equity Fund            Fund w/load           MSCI World
2/22/93               10,000                 9,425              10,000
9/93               11,409.58             10,751.88            11,744.2
9/94               13,038.67             12,287.06           12,631.91
9/95                14,012.7             13,204.94           14,450.99
9/96               15,615.16             14,715.02           16,426.49
9/97                18,553.2             17,483.68           20,387.13
9/98                  16,539             15,585.56           20,414.83
9/99               22,640.97             21,335.85           26,431.84
9/00               25,912.28             24,418.59           28,586.36
3/1/2001           22,010.34             20,741.57           23,370.57
12/22/93              10,000                10,000              10,000
9/94               10,569.61             10,569.61           10,584.95
9/95               11,269.36             11,269.36           12,109.26
9/96               12,464.76             12,464.76           13,764.63
9/97               14,698.12             14,698.12           17,083.46
9/98                  13,017                13,017           17,106.68
9/99               17,683.36             17,683.36           22,148.64
9/00               21,074.47             21,074.47           23,954.03
3/1/2001           16,469.82             16,469.82           19,583.44

AVERAGE ANNUAL
TOTAL RETURN

                          SIX       ONE      FIVE     SINCE
                         MONTHS     YEAR     YEAR   INCEPTION
                         ------    ------    ----   ---------
GE Global Equity         -15.33%   -23.46%   7.47%    7.70%
GE Global Equity W/LOAD  -18.12%   -25.98%   7.47%    7.70%
 MAXIMUM LOAD              4.00%     4.00%   0.00%    0.00%
MSCI World               -18.25%   -25.11%   8.21%    9.68%


[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES
                    GE Global          GE Global Equity
                  Equity Fund             Fund w/load           MSCI World
9/30/99                  10,000                 10,000               10,000
12/99                 12,106.23              12,106.23            11,686.82
3/00                  12,562.24              12,562.24            11,806.42
6/00                  12,364.93              12,364.93            11,387.31
9/00                  11,356.44              11,356.44            10,815.12
12/00                 10,996.25              10,996.25            10,145.85
3/1/2001               9,606.41               9,606.41             8,841.83

AVERAGE ANNUAL
TOTAL RETURN

                          SIX       ONE       SINCE
                         MONTHS     YEAR    INCEPTION
                         ------    ------   ---------
GE Global Equity        -15.41%    -23.53%   -2.64%
GE Global Equity W/LOAD -16.11%    -24.16%   -2.64%
 MAXIMUM LOAD             1.00%      1.00%    0.00%
MSCI World              -18.25%    -25.11%   -7.87%

 [CLASS Y LINE GRAPH OMITTED]
 PLOT POINTS FOLLOWS:

CLASS Y SHARES
                   GE Global
                 Equity Fund             MSCI World
11/29/93                10,000               10,000
9/94                 11,242.92            11,100.33
9/95                 12,115.44            12,698.86
9/96                 13,534.42            14,434.83
9/97                 16,124.78            17,915.25
9/98                    14,417             17,939.6
9/99                 19,779.03            23,227.06
9/00                 22,696.02            25,120.35
3/1/2001             19,304.25            20,536.96

AVERAGE ANNUAL
TOTAL RETURN

                         SIX        ONE      FIVE     SINCE
                         MONTHS     YEAR     YEAR   INCEPTION
                         ------    ------    ----   ---------
GE Global Equity        -14.94%   -22.69%    8.55%    9.38%
MSCI World              -18.25%   -25.11%    8.21%   10.30%


SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE GLOBAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE GLOBAL EQUITY FUND

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

United States    41.9%
Europe           35.6%
Short Term        8.4%
Japan             6.1%
Pacific Rim       4.3%
Other Regions     3.7%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 88.6%
--------------------------------------------------------------------------------
AUSTRALIA -- 0.9%

Brambles Industries Ltd. ..........   20,947    $   448,665
Cable & Wireless Optus Ltd. .......   72,074        128,118(a)
                                                    576,783

BRAZIL -- 1.1%

Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ...........    7,223        273,752
Petroleo Brasileiro S.A.-
    Petrobras ADR .................   11,094        264,037
Uniao de Bancos Brasileiros
   S.A. GDR .......................    7,423        151,429
                                                    689,218

CANADA -- 0.9%

Biovail Corp. .....................    4,131        149,253(a)
Bombardier Inc. (Class B) .........    7,551        104,376
CGI Group Inc. (Class A) ..........   28,699        108,820(a)
Manulife Financial Corp. ..........    8,127        214,113
Molson Inc. (Class A) .............      337          9,402
                                                    585,964

FINLAND -- 1.1%

Sampo-Leonia (Series A) ...........    9,930        471,713
Stora Enso Oyj ....................   23,013        217,427
TietoEnator Oyj ...................      716         17,321
                                                    706,461

FRANCE -- 8.5%

Alcatel S.A. ......................    4,926        148,419
Alstom ............................   24,289        665,583
Aventis S.A. (Class A) ............    6,981        539,810
Axa ...............................    5,237        580,020
BNP Paribas S.A. ..................    5,090        426,722
Carrefour S.A. ....................    7,526        409,155
Coflexip S.A. ADR .................    1,810        118,102

                                       NUMBER
                                    OF SHARES         VALUE

Compagnie Generale des
   Etablissements Michelin
   (Regd.) (Class B) ..............    7,674    $   249,038
Lagardere S.C.A. ..................    9,192        463,744
Lyonnaise Des Eaux S.A. ...........    1,760        258,561
Publicis Groupe ...................    2,031         61,640
Schneider Electric S.A. ...........    2,072        120,301
TotalFinaElf (Class B) ............    5,560        750,789
Vivendi Universal S.A. ............    9,632        583,385
                                                  5,375,269

GERMANY -- 4.5%

Bayer AG ..........................      874         37,013
Bayerische Hypo- und
   Vereinsbank AG .................    2,943        158,444
Bayerische Motoren Werke
   (BMW) AG .......................    9,353        284,436
Deutsche Bank AG ..................    5,163        392,419
Dresdner Bank AG ..................   12,179        550,586
Fresenius Medical Care AG .........    3,457        231,399
Merck KGaA ........................    4,179        159,918
MG Technologies AG ................   29,993        332,977
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) ........    1,645        485,215
Veba AG ...........................    3,802        179,773
                                                  2,812,180

GREECE -- 0.2%

Hellenic Telecommunication
   Organization S.A. ADR ..........    6,799         44,873
Hellenic Telecommunication
   Organization S.A. GDR ..........    4,030         53,816
                                                     98,689

HONG KONG -- 1.2%

Cheung Kong (Holdings) Ltd. .......   34,918        365,965
Giordano International Ltd. .......  300,000        147,115
Hutchison Whampoa Ltd. ............    3,300         34,586
Johnson Electric Holdings Ltd. ....  130,000        205,832
                                                    753,498

IRELAND -- 1.8%

Bank of Ireland ...................   61,719        514,713
CRH PLC ...........................   21,009        322,320
Elan Corp. PLC ADR ................    4,091        213,755(a)
Jefferson Smurfit Group PLC .......   64,305        102,662
                                                  1,153,450

ISRAEL -- 0.5%

ECI Telecommunications Ltd. .......   17,418        132,812
Teva Pharmaceutical Industries
   Ltd. ADR .......................    3,698        202,003
                                                    334,815

ITALY -- 1.7%

Banca Intesa S.p.A. ...............  120,207        458,938
Riunione Adriatica di Sicurta S.p.A
   (RAS) ..........................   32,169        393,357
Saipem S.p.A. .....................   28,713        172,013
Telecom Italia S.p.A ..............    1,775         17,801
                                                  1,042,109

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

JAPAN -- 6.0%

Canon Inc. ........................   14,000    $   507,489
Fujitsu Ltd. ......................   22,000        292,702
ITOCHU Corp. ......................   36,271        128,590(a)
Kao Corp. .........................   12,144        305,729
KOMATSU Ltd. ......................   44,000        201,912
Mazda Motor Corp. .................  105,000        255,139
Minebea Co. Ltd. ..................   45,000        319,431
Mizuho Holdings Inc. ..............       21        117,949
Nippon Telegraph and Telephone
   Corp. (NTT) ....................       36        229,446
Shin-Etsu Chemical Co. ............    8,000        274,060
Sony Corp. ........................    6,600        467,973
The Tokyo Electric Power Co. Inc. .    5,600        124,474
Toshiba Corp. .....................   95,000        554,015
                                                  3,778,909

MEXICO -- 1.1%

America Movil S.A. De C.V.
   ADR (Series L) .................    2,634         38,588(a)
Desc S.A. de C.V. (Series B) ......   56,594         26,253
Desc S.A. de C.V. ADR .............    7,636         61,088
Fomento Economico Mexicano
   S.A. de C.V. ADR ...............      644         22,869
Grupo Carso S.A. de C.V. ADR ......    3,580         16,719(a)
Grupo Financiero Banamex
   Accival S.A. de C.V. (Class O) .  227,847        396,360
Grupo Televisa S.A. GDR ...........    4,322        144,398(a)
                                                    706,275

NETHERLANDS -- 4.3%

ASM Lithography Holding N.V. ......   12,361        274,024(a)
Getronics N.V. ....................    6,352         26,989
IHC Caland N.V. ...................    6,229        312,340
ING Groep N.V. ....................   14,575        948,800
Ispat International N.V.
   (Regd.) (Class A) ..............   13,558         38,098
Koninklijke (Royal) KPN N.V. ......    6,977         67,883
Koninklijke (Royal) Philips
   Electronics N.V. ...............   13,850        378,918
Koninklijke Ahold N.V. ............   13,481        417,208
Koninklijke Numico N.V. ...........    6,729        274,369
                                                  2,738,629

POLAND -- 0.2%

Telekomunikacja Polska S.A. GDR
   (Series A) .....................   22,591        120,862(b)

PORTUGAL -- 0.1%

Banco Comercial
   Portugues S.A. (Regd.) .........   16,757         76,064

SINGAPORE -- 0.3%

Datacraft Asia Ltd. ...............   36,160        175,738

SOUTH KOREA -- 0.9%

Kookmin Bank ......................    1,962         20,048
Korea Telecom Corp. ...............    1,912         80,588

                                       NUMBER
                                    OF SHARES         VALUE

Korea Telecom Corp. ADR ...........    3,876    $    90,001
Pohang Iron & Steel Co. Ltd.
   (POSCO) ........................    2,460        166,341
Pohang Iron & Steel Co. Ltd.
   (POSCO) ADR ....................      579         10,393
Samsung Electronics ...............    1,130        176,589
                                                    543,960

SPAIN -- 1.0%

Acciona S.A. ......................    1,526         51,750
Repsol YPF S.A. ...................    2,594         45,799
Telefonica S.A. ...................   33,456        535,649(a)
Telefonica S.A. ADR ...............      545         26,112(a)
                                                    659,310

SWEDEN -- 0.9%

Autoliv Inc. SDR ..................   18,123        276,774
Investor AB (Series B) ............    1,851         22,383
Invik & Co. AB ....................      807         47,432
Kinnevik AB (Series B) ............    1,568         31,123
Nordea AB (NDA) FDR ...............   19,651        118,761
Svenska Handelsbanken AB
   (Series A) .....................    4,855         69,467
                                                    565,940

SWITZERLAND -- 0.5%

Credit Suisse AG ..................    1,777        312,850

TAIWAN -- 1.0%

Taiwan Semiconductor
   Manufacturing Co. Ltd. .........  234,000        631,371(a)

UNITED KINGDOM -- 9.0%

BAE Systems PLC ...................  200,027        891,315
Billiton PLC ......................   32,647        147,559
BP Amoco PLC ADR ..................   16,919        839,521
Cable & Wireless PLC ..............   37,525        252,946
CGNU PLC ..........................   56,500        777,337
Compass Group PLC .................    5,502         39,196(a)
Corus Group PLC ...................   85,600         75,922(a)
Granada PLC .......................    6,610         16,251
Invensys PLC ......................  300,867        572,127
National Grid Group PLC ...........   11,223         86,640
Nycomed Amersham PLC ..............   37,235        259,445
Prudential PLC ....................   28,666        306,116
Railtrack Group PLC ...............    2,137         20,834
Reed International PLC ............   29,927        277,325
Royal & Sun Alliance Insurance
   Group PLC ......................   71,979        488,766
ScottishPower PLC .................    3,479         23,105
Vodafone Group PLC ................  217,224        594,947
                                                  5,669,352

UNITED STATES -- 40.9%

American Express Co. ..............   19,299        797,049
Cisco Systems Inc. ................   30,505        482,360(a)




------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE GLOBAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

Citigroup Inc. ....................   26,706    $ 1,201,236
Colgate-Palmolive Co. .............   16,757        925,992
Comcast Corp. (Class A) ...........   20,117        843,657(a)
Dell Computer Corp. ...............   36,068        926,497(a)
Dover Corp. .......................   22,446        804,465
Duke Energy Corp. .................   22,515        962,291
El Paso Corp. .....................   14,181        926,019
Eli Lilly & Co. ...................    9,942        762,154
Emerson Electric Co. ..............   14,328        888,336
Fannie Mae ........................   12,793      1,018,323
First Data Corp. ..................   16,813      1,003,904
FleetBoston Financial Corp. .......   20,176        761,644
General Mills Inc. ................   21,570        927,726
Home Depot Inc. ...................   18,787        809,720
Intel Corp. .......................   27,778        730,909
Interpublic Group Cos. Inc. .......   16,740        575,019
Johnson & Johnson .................    8,260        722,502
Marsh & McLennan Cos. Inc. ........    5,848        555,735
Merck & Co. Inc. ..................   16,214      1,230,643
Microsoft Corp. ...................   18,056        987,437(a)
Morgan Stanley, Dean
   Witter & Co. ...................   10,570        565,495
Motorola Inc. .....................   26,316        375,266
Pfizer Inc. .......................   25,293      1,035,749
SBC Communications Inc. ...........   20,366        908,935
Schlumberger Ltd. .................   12,427        715,919
SPDR Trust ........................    9,713      1,133,410
The Quaker Oats Co. ...............    8,041        780,379
The Walt Disney Co. ...............   30,044        859,258
Wal-Mart Stores Inc. ..............   12,719        642,309
                                                 25,860,338

TOTAL COMMON STOCK
   (COST $60,591,830) .............              55,968,034

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.8%
--------------------------------------------------------------------------------
BRAZIL -- 0.1%

Telecomunicacoes Brasileiras
   S.A. ADR .......................      566         27,366

GERMANY -- 0.7%

Fresenius Medical Care AG .........    2,939        138,321
Henkel KGaA .......................    5,849        341,909
                                                    480,230

TOTAL PREFERRED STOCK
   (COST $501,859) ................                 507,596

--------------------------------------------------------------------------------
RIGHTS -- 0.2%
--------------------------------------------------------------------------------
IRELAND -- 0.2%

CRH PLC expiring 04/19/01 .........    5,252         79,929(a)

                                       NUMBER
                                    OF SHARES         VALUE

SPAIN -- 0.0%

Telefonica S.A.
   expiring 03/21/01 ..............   33,456    $    10,301(a)

TOTAL RIGHTS
   (COST $49,143) .................                  90,230

--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------
FRANCE -- 0.0%

Publicis SA - CVG, 03/07/02 .......    3,102          6,822(a)

GERMANY -- 0.0%

Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.),
   06/03/02 .......................       46          3,675(a)

TOTAL WARRANTS
   (COST $0) ......................                  10,497


TOTAL INVESTMENTS IN SECURITIES
   (COST $61,142,833) .............              56,576,357

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.2%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $5,176,380) ..............5,176,380      5,176,380

OTHER ASSETS AND LIABILITIES,
   NET 2.2% .......................               1,406,747
                                                -----------

NET ASSETS -- 100% .................            $63,159,484
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Global Equity Fund invested in the following sectors at March 31, 2001:

                                             PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
--------------------------------------------------------------------------------
Financial                                             22.35%
Industrials                                           13.36%
Consumer - Discretionary                              11.95%
Information Technology                                10.60%
Healthcare                                             9.14%
Short Term                                             8.38%
Consumer - Staple                                      6.60%
Telecommuncation Services                              5.23%
Energy                                                 4.71%
Utilities                                              4.15%
Materials                                              3.53%
                                                     -------
                                                     100.00%
                                                     =======




------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

  Q&A

Q.  HOW DID THE GE INTERNATIONAL EQUITY FUND PERFORM COMPARED
    TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE International Equity Fund declined 17.07% for Class A Shares, 17.36% for Class B Shares, 17.36% for Class C Shares and 16.91% for Class Y Shares for the six-month period ended March 31, 2001, while the MSCI EAFE Index lost 16.05% for the same period.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The Fund focused on the companies in the more defensive sectors during the period. Stock selection was positive, particularly in Continental Europe where Alstom (France, power engineering) was a major contributor. Other contributors were Embraer (Brazil, regional jets); Reed International (UK, media); Billiton (UK, resources); and Bank of Ireland. The Fund's underweight position in Japan also contributed to the positive result. Although positions were reduced in growth stocks such as Cable & Wireless (UK, telecom equipment); Fujitsu (Japan, technology); and Philips Electronics (Netherlands, consumer electronics), they still had a negative impact on the Fund.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. Global market conditions were decidedly mixed during the period: the modest recovery in the fourth quarter lasted into January but turned sharply downward in February and March. Increasingly bad news from companies including profit warnings and deteriorating visibility led to major declines in all major markets, only slightly mitigated by monetary easings by Central Banks in the U.S., the U.K., Japan, Canada and Australia.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE FUND
    IMPACTED PERFORMANCE?

A. Our investment strategy focuses on selecting stocks that are undervalued but have potential for above-average growth. Declining stock prices across the major global markets have made many stocks appear attractive but the deteriorating economic backdrop has cast doubt on growth forecasts. Our concentration on this vital element of investment analysis has kept us from stepping into certain investment opportunities too soon, a clear advantage in sharply declining markets.

Q.  WHICH SECTORS HAVE
    YOU LIKED?

A. Our view of the world has led us to reduce our holdings in technology and telecommunication stocks, and to put more emphasis on our positions in financial services and capital goods companies. Financial services (banks and insurance companies) benefit from lower interest rates and, in Europe, derive further advantage from impending tax and pension reform. Capital goods, or long-cycle products, such as power generation equipment, and civil/military aircraft and engines, have the potential to ride out short cycle economic trends, again an advantage in weakening economies.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND AND HOW HAVE
    YOU POSITIONED IT GOING FORWARD?

A. The unprecedented flight from technology stocks has been the pivotal event of the last six months. Individual stocks reached unprecedented heights of valuation during the earlier boom and the inevitable return to more sustainable levels was rapid. The Fund's focus on growth at a reasonable price has allowed us to avoid the excesses of the technology boom and subsequent bust. While the impact has been felt across all countries and sectors, our continued emphasis on bottom up, fundamental investing has been highly appropriate.

    The Fund is positioned for a continued slowdown in the global economy, where a defensive posture will be rewarded as interest rates continue to fall.

                                                    GE INTERNATIONAL EQUITY FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  ING Groep N.V.                   3.04%
----------------------------------------
  BAE Systems PLC                  2.89%
----------------------------------------
  CGNU PLC                         2.47%
----------------------------------------
  TotalFinaElf (Class B)           2.39%
----------------------------------------
  Alstom                           2.13%
----------------------------------------
  Vodafone Group PLC               1.91%
----------------------------------------
  Vivendi Universal S.A.           1.87%
----------------------------------------
  Axa                              1.86%
----------------------------------------
  Invensys PLC                     1.84%
----------------------------------------
  Toshiba Corp.                    1.80%
----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities
 of companies in developed and
 developing countries other than
 the United States.

LIPPER PERFORMANCE COMPARISON
International Funds Peer Group
Based on average annual total returns for the period ended 3/31/01

                 SIX     ONE     FIVE
                MONTHS   YEAR    YEAR
                ------   ----    ----
Number of
Funds in
peer group:        834      785     345
---------------------------------------
Peer group
average annual
total return:  -18.78%  -28.47%   5.38%
---------------------------------------
Lipper categories
in peer group:  International, Canadian,
International Small Cap
---------------------------------------

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

             GE Int'l Equity Fund     GE Int'l Equity Fund w/load     MSCI EAFE
3/2/94                 10,000                     9,425                  10,000
9/94                10,126.66                  9,541.46               10,067.77
9/95                10,649.18                  10,033.8               10,650.87
9/96                11,877.76                 11,191.38               11,568.08
9/97                14,109.82                 13,294.46               12,976.21
9/98                   12,882                 12,137.17                11,894.6
9/99                16,163.52                 15,229.45               15,576.45
9/00                17,861.17                 16,828.99               16,072.38
3/1/2001            14,812.31                 13,956.32               13,493.14

AVERAGE ANNUAL
TOTAL RETURN

                           SIX     ONE       FIVE     SINCE
                         MONTHS    YEAR      YEAR   INCEPTION
                         ------   ------     ----   ---------
GE International
   Equity               -17.07%   -27.30%    5.41%    5.70%
GE International
 Equity  W/LOAD         -21.82%   -31.48%    4.17%    4.82%
 MAXIMUM LOAD OF 5.75%
MSCI EAFE              -16.05%    -25.88%    3.42%    4.32%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

             GE Int'l Equity Fund    GE Int'l Equity Fund w/load      MSCI EAFE
3/2/94                 10,000                   10,000                    10,000
9/94                10,086.65                10,086.65                 10,067.77
9/95                10,523.58                10,523.58                 10,650.87
9/96                11,658.03                11,658.03                 11,568.08
9/97                13,740.18                13,740.18                 12,976.21
9/98                   12,450                   12,450                  11,894.6
9/99                15,508.21                15,508.21                 15,576.45
9/00                17,009.17                17,009.17                 16,072.38
3/1/2001            14,055.58                14,055.58                 13,493.14

AVERAGE ANNUAL
TOTAL RETURN

                           SIX     ONE       FIVE     SINCE
                         MONTHS    YEAR      YEAR   INCEPTION
                         ------   ------     ----   ---------
GE International
 Equity                  -17.36%  -27.82%    4.63%    4.92%
GE International
 Equity W/LOAD           -20.32%  -30.40%    4.63%    4.92%
 MAXIMUM LOAD              4.00%    4.00%    0.00%    0.00%
MSCI EAFE                -16.05%  -25.88%    3.42%    4.32%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

            GE Int'l Equity Fund     GE Int'l Equity Fund w/load      MSCI EAFE
9/30/99               10,000                    10,000                    10,000
12/99              12,131.76                 12,131.76                 11,698.48
3/00               12,561.63                 12,561.63                 11,686.67
6/00                12,364.6                  12,364.6                 11,223.68
9/00               10,967.54                 10,967.54                 10,318.39
12/00              10,465.59                 10,465.59                 10,041.49
3/1/2001            9,063.06                  9,063.06                  8,662.53

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE        SINCE
                          MONTHS    YEAR     INCEPTION
                          ------   ------    ---------
GE International Equity   -17.36%  -27.85%     -6.34%
GE International Equity
 W/LOAD                   -18.10%  -28.50%     -6.34%
 MAXIMUM LOAD               1.00%    1.00%      0.00%
MSCI EAFE                 -16.05%  -25.88%     -9.12%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

             GE Int'l Equity Fund              MSCI EAFE
3/2/94                 10,000                     10,000
9/94                10,146.67                  10,067.77
9/95                10,699.89                  10,650.87
9/96                11,980.87                  11,568.08
9/97                14,276.37                  12,976.21
9/98                   13,085                   11,894.6
9/99                16,450.89                  15,576.45
9/00                18,223.23                  16,072.38
3/1/2001            15,141.05                  13,493.14

AVERAGE ANNUAL
TOTAL RETURN

                           SIX     ONE       FIVE     SINCE
                         MONTHS    YEAR      YEAR   INCEPTION
                         ------   ------     ----   ---------
GE International
 Equity                 -16.91%   -27.09%    5.73%    6.03%
MSCI EAFE               -16.05%   -25.88%    3.42%    4.32%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE INTERNATIONAL EQUITY FUND

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Europe            67.1%
Japan             12.3%
Pacific Rim        8.2%
Other Regions      7.3%
Short Term         5.1%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 85.2%
--------------------------------------------------------------------------------

AUSTRALIA -- 1.7%

Brambles Industries Ltd. ..........   49,591    $ 1,062,191
Cable & Wireless Optus Ltd. .......  170,627        303,306(a)
                                                  1,365,497

BRAZIL -- 2.0%

Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ...........   17,308        655,973
Petroleo Brasileiro S.A. -
    Petrobras ADR .................   26,586        632,747
Uniao de Bancos Brasileiros
   S.A. GDR .......................   17,573        358,489
                                                  1,647,209

CANADA -- 1.6%

Biovail Corp. .....................    9,781        353,387(a)
Bombardier Inc. (Class B) .........   17,262        238,610
CGI Group Inc. (Class A) ..........   64,176        243,340(a)
Manulife Financial Corp. ..........   16,736        440,924
Molson Inc. (Class A) .............      808         22,543
                                                  1,298,804

FINLAND -- 2.1%

Sampo-Leonia (Series A) ...........   23,508      1,116,720
Stora Enso Oyj ....................   55,146        521,018
TietoEnator Oyj ...................    1,947         47,101
                                                  1,684,839

FRANCE -- 15.8%

Alcatel S.A. ......................   11,804        355,651
Alstom ............................   57,500      1,575,653
Aventis S.A. (Class A) ............   16,527      1,277,961

                                       NUMBER
                                    OF SHARES         VALUE

Axa ...............................   12,366    $ 1,369,587
BNP Paribas S.A. ..................   12,051      1,010,301
Carrefour S.A. ....................   17,289        939,924
Coflexip S.A. ADR .................    4,285        279,596
Lagardere S.C.A. ..................   21,761      1,097,860
Lyonnaise Des Eaux S.A. ...........    4,217        619,519
Michelin CGDE (Regd.) (Class B) ...   18,287        593,452
Publicis Groupe ...................    4,701        142,674
Schneider Electric S.A. ...........    4,905        284,785
TotalFinaElf (Class B) ............   13,059      1,763,409
Vivendi Universal S.A. ............   22,770      1,379,119
                                                 12,689,491

GERMANY -- 8.2%

Bayer AG ..........................    1,732         73,348
Bayerische Hypo- und
   Vereinsbank AG .................    6,966        375,033
Bayerische Motoren Werke
   (BMW) AG .......................   22,414        681,637
Deutsche Bank AG ..................   12,348        938,523
Dresdner Bank AG ..................   28,832      1,303,431
Fresenius Medical Care AG .........    8,284        554,501
Merck KGaA ........................    9,239        353,549
Metallgesellschaft AG .............   71,005        788,285
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) ........    3,798      1,120,271
Veba AG ...........................    9,001        425,602
                                                  6,614,180

GREECE -- 0.3%

Hellenic Telecommunication
   Organization S.A. ADR ..........   14,656         96,729
Hellenic Telecommunication
   Organization S.A. GDR ..........    7,850        104,828
                                                    201,557

HONG KONG -- 2.2%

Cheung Kong (Holdings) Ltd. .......   83,277        872,801
Giordano International Ltd. .......  708,000        347,190
Hutchison Whampoa Ltd. ............    6,600         69,173
Johnson Electric Holdings Ltd. ....  305,600        483,864
                                                  1,773,028

IRELAND -- 3.4%

Bank of Ireland ...................  146,113      1,218,516
CRH PLC ...........................   49,736        763,048
Elan Corp. PLC ADR ................    9,636        503,481(a)
Jefferson Smurfit Group PLC .......  138,610        221,289
                                                  2,706,334

ISRAEL -- 1.0%

ECI Telecommunications Ltd. .......   41,236        314,424
Teva Pharmaceutical Industries
   Ltd. ADR .......................    8,755        478,242
                                                    792,666

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

ITALY -- 3.0%

Banca Intesa S.p.A. ...............  284,574    $ 1,086,474
Riunione Adriatica di Sicurta
   S.p.A (RAS) ....................   76,156        931,223
Saipem S.p.A. .....................   68,055        407,701
Telecom Italia S.p.A ..............    2,621         26,285
                                                  2,451,683

JAPAN -- 11.2%

Canon Inc. ........................   36,000      1,304,971
Fujitsu Ltd. ......................   55,000        731,756
ITOCHU Corp. ......................   74,226        263,150
Kao Corp. .........................   29,737        748,637
KOMATSU Ltd. ......................  104,000        477,247
Mazda Motor Corp. .................  249,000        605,043
Minebea Co. Ltd. ..................  107,000        759,536
Mizuho Holdings Inc.                      49        275,215
Nippon Telegraph and Telephone
   Corp. (NTT) ....................       84        535,373
Shin-Etsu Chemical Co. ............   18,000        616,635
Sony Corp. ........................   15,500      1,099,028
The Tokyo Electric Power Co. Inc. .   13,300        295,626
Toshiba Corp. .....................  228,000      1,329,637
                                                  9,041,854

MEXICO -- 2.0%

America Movil S.A. de C.V. ADR
   (Series L) .....................    3,210         47,027(a)
Desc S.A. de C.V. (Series B) ......   44,675         20,724
Desc S.A. de C.V. ADR .............   15,224        121,792
Fomento Economico Mexicano
   S.A. de C.V. ADR ...............    1,101         39,097
Grupo Carso S.A. de C.V. ADR ......   12,388         57,852(a)
Grupo Financiero Banamex Accival
   S.A. de C.V. (Class O) .........  539,399        938,332
Grupo Televisa S.A. GDR ...........   10,232        341,851(a)
                                                  1,566,675

NETHERLANDS -- 8.0%

ASM Lithography Holding N.V. ......   30,756        681,813(a)
Getronics N.V. ....................   16,354         69,487
IHC Caland N.V. ...................   14,926        748,433
ING Groep N.V. ....................   34,504      2,246,135
Ispat International N.V.
   (Regd.) (Class A) ..............   18,579         52,207
Koninklijke (Royal) KPN N.V. ......   15,132        147,227
Koninklijke (Royal) Philips
   Electronics N.V. ...............   34,269        937,554
Koninklijke Ahold N.V. ............   31,288        968,296
Koninklijke Numico N.V. ...........   15,392        627,595
                                                  6,478,747

POLAND -- 0.4%

Telekomunikacja Polska S.A. GDR
   (Series A) .....................   53,481        286,123(b)

                                       NUMBER
                                    OF SHARES         VALUE

PORTUGAL -- 0.2%

Banco Comercial
   Portugues (Regd.) ..............   33,224    $   150,812

SINGAPORE -- 0.5%

Datacraft Asia Ltd. ...............   90,280        438,761

SOUTH KOREA -- 1.6%

Kookmin Bank ......................    4,740         48,433
Korea Telecom Corp. ...............    3,620        152,578
Korea Telecom Corp. ADR ...........    9,830        228,253
Pohang Iron & Steel Co. Ltd.
   (POSCO) ........................    6,030        407,739
Pohang Iron & Steel Co. Ltd.
   (POSCO) ADR ....................      831         14,916
Samsung Electronics ...............    2,870        448,505
                                                  1,300,424

SPAIN -- 1.9%

Acciona S.A. ......................    3,361        113,980
Repsol YPF S.A. ...................    6,958        122,847
Telefonica S.A. ...................   79,204      1,268,099(a)
Telefonica S.A. ADR ...............    1,127         53,988(a)
                                                  1,558,914

SWEDEN -- 1.6%

Autoliv Inc. SDR ..................   43,430        663,261
Industriforvaltnings AB
   Kinnevik (Series B) ............    3,380         67,089
Investor AB (Series B) ............    4,922         59,518
Invik & Co. AB ....................    1,729        101,623
Nordea AB (NDA) FDR ...............   44,044        266,182
Svenska Handelsbanken
   AB (Series A) ..................   10,528        150,639
                                                  1,308,312

SWITZERLAND -- 0.9%

Credit Suisse AG ..................    4,258        749,644

TAIWAN -- 1.5%

Taiwan Semiconductor
   Manufacturing Co. Ltd. .........  442,080      1,192,807(a)

UNITED KINGDOM -- 14.1%

BAE Systems PLC ...................  479,333      2,135,895
Billiton PLC ......................   77,288        349,329
Cable & Wireless PLC ..............   89,923        606,146
CGNU PLC ..........................  132,373      1,821,211
Compass Group PLC .................   11,983         85,365(a)
Corus Group PLC ...................  143,950        127,675(a)
Granada PLC .......................   11,983         29,461

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

Invensys PLC ......................  712,265    $ 1,354,439
National Grid Group PLC ...........   23,661        182,661
Nycomed Amersham PLC ..............   89,229        621,728
Prudential PLC ....................   68,694        733,564
Railtrack Group PLC ...............    4,606         44,905
Reed International PLC ............   72,752        674,173
Royal & Sun Alliance Insurance
   Group PLC ......................  170,402      1,157,096
ScottishPower PLC .................    6,105         40,546
Vodafone Group PLC ................  514,251      1,408,463
                                                 11,372,657

TOTAL COMMON STOCK
   (COST $78,607,339) .............              68,671,018

--------------------------------------------------------------------------------
PREFERRED STOCK -- 1.4%
--------------------------------------------------------------------------------
BRAZIL -- 0.1%

Telecomunicacoes Brasileiras
   S.A. ADR .......................    1,376         66,530

GERMANY -- 1.3%

Fresenius Medical Care AG .........    4,493        211,458
Henkel KGaA .......................   13,847        809,441
                                                  1,020,899

TOTAL PREFERRED STOCK
   (COST $1,144,103) ..............               1,087,429

--------------------------------------------------------------------------------
RIGHTS -- 0.3%
--------------------------------------------------------------------------------
IRELAND -- 0.3%

CRH PLC expiring 04/19/01 .........   13,153        200,173(a)

SPAIN -- 0.0%

Telefonica S.A. expiring 03/21/01 .   83,684         25,766(a)

TOTAL RIGHTS
   (COST $123,074) ................                 225,939

                                       NUMBER
                                    OF SHARES         VALUE

WARRANTS -- 0.0%
--------------------------------------------------------------------------------
FRANCE -- 0.0%

Publicis SA - CVG, 03/07/02 .......    4,701 $       10,339(a)

GERMANY -- 0.0%

Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.),
   06/03/02 .......................       57          4,553(a)

TOTAL WARRANTS
   (COST $0) ......................                  14,892


TOTAL INVESTMENTS IN SECURITIES
   (COST $79,874,516) .............              69,999,278

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.7%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $3,805,141) ..............3,805,141      3,805,141

OTHER ASSETS AND LIABILITIES,
   NET 8.4% .......................               6,742,612
                                                -----------

NET ASSETS -- 100% .................            $80,547,031
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE International Equity Fund invested in the following sectors at March 31,
2001:

                                             PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
--------------------------------------------------------------------------------
Financial                                               28.34%
Industrials                                             14.09%
Consumer - Discretionary                                11.77%
Information Technology                                   9.70%
Telecommunication Services                               7.26%
Materials                                                6.79%
Short Term                                               5.16%
Healthcare                                               5.90%
Consumer - Staple                                        4.53%
Energy                                                   4.34%
Utilities                                                2.12%
                                                        ------
                                                       100.00%
                                                       =======

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE EUROPE EQUITY FUND

  Q&A

Q.  HOW DID THE GE EUROPE EQUITY FUND PERFORM COMPARED TO
    ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Europe Equity Fund declined 13.72% for Class A Shares, 14.02% for Class B Shares, 14.24% for Class C Shares and 13.58% for Class Y Shares for the six-month period ended March 31, 2001. The comparative MSCI Europe benchmark index returned negative 13.86%.

Q.  WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A.  The Fund focused on more defensive companies during the period. The
    Fund has a heavy emphasis in the Industrial and Consumer sectors and reduced positions in Energy and Telecommunications. The best relative performance came from the Financial and Industrial sectors driven by names such as Reed Elsevier (UK, Publishing) and Alstom (France, Power Generation Equipment). Stocks in the portfolio that struggled included Cable and Wireless Communications (UK) which suffered from significant price erosion in the US market for their telecommunications services, and Philips Electronics (Netherlands) which was hurt by the depressed outlook for semiconductor and consumer electronic sales.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE
    FUND IMPACTED PERFORMANCE?

A. Our investment strategy focuses on selecting stocks that are undervalued but have potential for above-average growth. Declining stock prices across the major global markets have made many stocks appear attractive but economic weakness has cast doubt on growth forecasts. Our concentration on this vital element of investment analysis has kept us from stepping into certain investment opportunities too soon, a clear advantage in sharply declining markets.

Q.  WHAT MARKET CONDITIONS AFFECTED FUND PERFORMANCE?

A. The unprecedented flight from technology stocks has been the pivotal event of the last six months. Individual stocks reached unknown heights of valuation during the earlier boom and the inevitable return to more sustainable levels has been rapid. The Fund's focus on growth at a reasonable price has allowed us to avoid many of the excesses of the technology boom and subsequent bust. While the impact has been felt across all countries and sectors, our continued emphasis on bottom up, fundamental investing appears to be appropriate for this environment.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND AND HOW HAVE YOU
    POSITIONED IT GOING FORWARD?

A. The longer the slowdown in U.S. economic growth, the more heavily it will weigh upon European economic growth rates. A Real Gross Domestic Product
    (GDP) growth rate of 2% is expected for 2001. Business surveys, particularly in Germany, are beginning to highlight weaker manufacturing output which is increasing the possibility for interest rate cuts by the European Central Bank in the 2nd Quarter of 2001. While exports and industrial activity are likely to be weaker, the European consumer is expected to drive economic growth due to lower taxes, lower consumer debt levels and greater labor flexibility. We also expect the recent global technology slump to have less of an effect in Europe than it has in the US. European investment in technology has historically been lower when compared to the size of the economy. For example, the total amount invested in European technology firms in 2000 was approximately where the US was at the beginning of the 1990's. The Fund is well positioned for a continued slowdown in the global economy, where a defensive posture will be rewarded if interest rates continue to fall.

                                                           GE EUROPE EQUITY FUND


--------------------------------------------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  BAE Systems PLC                  3.19%
----------------------------------------
  ING Groep N.V.                   3.02%
----------------------------------------
  Aventis S.A. (Class A)           3.02%
----------------------------------------
  Koninklijke Ahold N.V.           3.01%
----------------------------------------
  Royal & Sun Alliance
     Insurance Group PLC           2.92%
----------------------------------------
  Vivendi Universal S.A.           2.76%
----------------------------------------
  Alstom                           2.49%
----------------------------------------
  Reed International PLC           2.37%
----------------------------------------
  Invensys PLC                     2.37%
----------------------------------------
  TotalFinaElf (Class B)           2.36%
----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities
 of issuers located in developed
 European countries.

LIPPER PERFORMANCE COMPARISON
Europe Equity Peer Group
Based on average annual total returns for the periods ended 3/31/01


                    SIX MONTHS   ONE YEAR
                    -----------  --------
Number of
Funds in
peer group:                174      152
-----------------------------------------
Peer group
average annual
total return:          -17.77%  -26.55%
-----------------------------------------
Lipper categories
in peer group:   Europe

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

           GE Europe Equity Fund   GE Europe Equity Fund w/load      MSCI Europe
1/29/99              10,000                       9,425                   10,000
3/99                  9,620                    9,066.85                 9,852.43
6/99                  9,670                    9,113.97                 9,821.76
9/99                  9,930                     9,359.1                 9,936.52
12/99             12,756.07                   12,022.68                11,664.48
3/00              14,476.33                   13,644.04                11,674.24
6/00              13,993.45                   13,188.92                11,305.62
9/00              12,705.77                   11,975.28                10,479.17
12/00             13,026.02                   12,277.11                10,686.16
3/1/2001          10,961.91                   10,331.68                 9,026.46

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE      SINCE
                          MONTHS    YEAR   INCEPTION
                          ------   ------  ---------
GE Europe Equity         -13.72%   -24.28%    4.32%
GE Europe Equity W/LOAD  -18.68%   -28.64%    1.52%
 MAXIMUM LOAD OF 5.75%
MSCI Europe              -13.86%   -22.68%   -4.61%

 [CLASS B LINE GRAPH OMITTED]
 PLOT POINTS FOLLOWS:

CLASS B SHARES

           GE Europe Equity Fund   GE Europe Equity Fund w/load     MSCI Europe
1/29/99              10,000                      10,000                  10,000
3/99                  9,610                       9,610                9,852.43
6/99                  9,640                       9,640                9,821.76
9/99                  9,880                       9,880                9,936.52
12/99             12,668.68                   12,668.68               11,664.48
3/00              14,351.16                   14,351.16               11,674.24
6/00              13,850.43                   13,850.43               11,305.62
9/00              12,548.51                   12,548.51               10,479.17
12/00             12,846.63                   12,846.63               10,686.16
3/1/2001          10,788.84                   10,603.24                9,026.46

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE      SINCE
                          MONTHS    YEAR   INCEPTION
                          ------   ------  ---------
GE Europe Equity         -14.02%   -24.82%    3.56%
GE Europe Equity W/LOAD  -16.99%   -27.41%    2.74%
 MAXIMUM LOAD              4.00%     4.00%    2.00%
MSCI Europe              -13.86%   -22.68%   -4.61%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

           GE Europe Equity Fund   GE Europe Equity Fund w/load     MSCI Europe
9/30/99              10,000                      10,000                  10,000
12/99             12,816.29                   12,816.29               11,739.01
3/00              14,526.48                   14,526.48               11,748.83
6/00               14,017.5                    14,017.5               11,377.85
9/00              12,704.31                   12,704.31               10,546.12
12/00             12,977.51                   12,977.51               10,754.43
3/1/2001          10,895.43                   10,895.43                9,084.13

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE      SINCE
                          MONTHS    YEAR   INCEPTION
                          ------   ------  ---------
GE Europe Equity         -14.24%   -25.00%   5.88%
GE Europe Equity W/LOAD  -14.98%   -25.64%   5.88%
 MAXIMUM LOAD              1.00%     1.00%   0.00%
MSCI Europe              -13.86%   -22.68%  -6.20%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

              GE Europe Equity Fund      MSCI Europe
1/29/99                 10,000                10,000
3/99                     9,630              9,852.43
6/99                     9,680              9,821.76
9/99                     9,940              9,936.52
12/99                12,781.85             11,664.48
3/00                  14,514.3             11,674.24
6/00                  14,040.9             11,305.62
9/00                  12,761.7             10,479.17
12/00                13,093.67             10,686.16
3/1/2001             11,028.09              9,026.46

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE      SINCE
                          MONTHS    YEAR   INCEPTION
                          ------   ------  ---------
GE Europe Equity         -13.58%   -24.02%   4.61%
MSCI Europe              -13.86%   -22.68%  -4.61%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                           GE EUROPE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE EUROPE EQUITY FUND

MARKET VALUE OF $14,244 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Developed Europe   93.1%
Short Term          4.5%
Emerging Europe     2.4%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 95.3%
--------------------------------------------------------------------------------
DENMARK -- 0.8%

GN Store Nord A/S .................    1,387    $    15,693
Novo Nordisk A/S (Series B) .......      167         33,854
Novozymes A/S (Series B) ..........    3,298         67,246
                                                    116,793

FINLAND -- 1.7%

Sampo-Leonia (Series A) ...........    4,941        234,716

FRANCE -- 23.2%

Alcatel S.A. ......................    3,607        108,678
Alstom ............................   12,946        354,755
Aventis S.A. (Class A) ............    5,562        430,085
Axa ...............................    1,898        210,212
BNP Paribas S.A. ..................    1,861        156,018
Carrefour S.A. ....................    3,932        213,765
Compagnie Generale De
   Geophysique S.A. ...............      229         13,638(a)
Gemplus International S.A. ........   35,751        188,386(a)
Imerys ............................    2,399        235,521
Lagardere S.C.A. ..................    4,635        233,840
Michelin CGDE (Regd.) (Class B) ...    3,176        103,068
Pinguely-Haulotte .................    4,557        105,030
Schneider Electric S.A. ...........    1,226         71,182
Thomson Multimedia ................    4,855        151,191(a)
TotalFinaElf (Class B) ............    2,488        335,965
Vivendi Universal S.A. ............    6,490        393,082
                                                  3,304,416

GERMANY -- 13.3%

AMB Aachener & Muenchener
   Beteiligungs AG ................      304         31,022
Babcock Borsig AG .................      312         12,186(a)

                                       NUMBER
                                    OF SHARES         VALUE

Bayerische Motoren Werke
   (BMW) AG .......................    3,291    $   100,083
Deutsche Bank AG ..................      485         36,863
Deutsche Boerse AG ................      136         38,285
Dresdner Bank AG ..................    6,852        309,764
Epcos AG ..........................    2,318        133,054
Ergo Versicherungs Gruppe AG ......    1,429        212,574
Fresenius Medical Care AG .........    2,017        135,011
Merck KGaA ........................    2,274         87,019
Metallgesellschaft AG .............   19,461        216,052
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) ........      844        248,949
Techem AG .........................    9,624        262,453(a)
Veba AG ...........................    1,556         73,574
                                                  1,896,889

GREECE -- 2.4%

Antenna TV S.A. ADR ...............   13,612        232,255(a)
Hellenic Telecommunication
   Organization S.A. ADR ..........    8,571         56,569
Hellenic Telecommunication
   Organization S.A. GDR ..........    4,240         56,620
                                                    345,444

IRELAND -- 4.9%

Bank of Ireland ...................   31,241        260,540
CRH PLC ...........................   10,586        162,410
Elan Corp. PLC ADR ................    3,764        196,669(a)
Irish Life & Permanent PLC ........    1,382         15,075
Jefferson Smurfit Group PLC .......   41,511         66,272
                                                    700,966

ITALY -- 4.2%

Banca Intesa S.p.A. ...............   76,849        293,402
Banca Popolare di Lodi ............    9,698        102,803
Bayerische Vita S.p.A. ............    2,505         25,033
Riunione Adriatica di Sicurta S.p.A
   (RAS) ..........................   10,267        125,543
Saipem S.p.A. .....................    5,061         30,319
Telecom Italia S.p.A ..............    1,942         19,476
                                                    596,576

NETHERLANDS -- 14.7%

ASM Lithography Holding N.V. ......   10,047        222,726(a)
Fox Kids Europe N.V. ..............   19,669        173,028(a)
Getronics N.V. ....................   17,117         72,729
IHC Caland N.V. ...................    4,528        227,047
ING Groep N.V. ....................    6,612        430,427
Ispat International N.V.
   (Regd.) (Class A) ..............    3,969         11,153
Koninklijke (Royal) KPN N.V. ......   10,208         99,319
Koninklijke (Royal) Philips
   Electronics N.V. ...............   11,194        306,253
Koninklijke Ahold N.V. ............   13,849        428,597
Koninklijke Numico N.V. ...........    2,907        118,530
                                                  2,089,809

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                           GE EUROPE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

NORWAY -- 0.2%

Sparebanken NOR ...................      763    $    20,851

PORTUGAL -- 1.1%

Telecel-Comunicacoes Pessoais S.A..   14,846        150,843(a)

SPAIN -- 3.0%

Corporacion Mapfre, Compania
   Internacional de
   Reaseguros S.A. ................    1,384         28,368
Grupo Auxiliar Metalurgico S.A. ...    4,715        106,806(a)
Recoletos Compania
   Editorial S.A. .................   17,416        107,093
Telefonica S.A. ...................   11,043        176,804(a)
                                                    419,071

SWEDEN -- 1.0%

Autoliv Inc. SDR ..................    6,950        106,140
Sigma AB ..........................    1,924         23,358
Telefonaktiebolaget LM Ericsson
   AB (Series B) ..................    2,428         13,218
                                                    142,716

SWITZERLAND -- 5.4%

Credit Suisse AG ..................      871        153,344
Kuoni Reisen Holding AG
   (Regd.) (Series B) .............       52         22,475
Leica Geosystems AG ...............      743        170,416(a)
Sulzer AG (Regd.) .................      499        321,212(a)
Unaxis Holding AG (Regd.) .........      617         99,559(a)
                                                    767,006

UNITED KINGDOM -- 19.4%

BAE Systems PLC ...................  102,063        454,790
Cable & Wireless PLC ..............   24,980        168,383
CGNU PLC ..........................   20,126        276,897
Cobham PLC ........................    1,480         23,763
Compass Group PLC .................      928          6,611(a)
Corus Group PLC ...................  123,832        109,831(a)
Granada PLC .......................      928          2,282
Horizon Technology Group PLC ......    2,036          7,164(a)
Invensys PLC ......................  177,280        337,115
Nycomed Amersham PLC ..............   13,367         93,138
Prudential PLC ....................   15,450        164,986
Reed International PLC ............   36,383        337,151
Royal & Sun Alliance Insurance
   Group PLC ......................   61,260        415,980
Standard Chartered PLC ............    3,801         45,957
Vodafone Group PLC ................  116,388        318,771
                                                  2,762,819

TOTAL COMMON STOCK
   (COST $15,071,954) .............              13,548,915

                                       NUMBER
                                    OF SHARES         VALUE

RIGHTS -- 0.4%
--------------------------------------------------------------------------------
IRELAND -- 0.4%

CRH PLC expiring 03/27/01 .........    1,393    $     7,046(a)
CRH PLC expiring 04/19/01 .........    2,646         40,269(a)
                                                     47,315

SPAIN -- 0.0%

Telefonica S.A. expiring 03/21/01 .   11,043          3,400(a)

TOTAL RIGHTS
   (COST $32,774) .................                  50,715


TOTAL INVESTMENTS IN SECURITIES
   (COST $15,104,728) .............              13,599,630

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.5%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $644,663) ................  644,663        644,663

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.2)% .....................                 (25,467)
                                                -----------

NET ASSETS -- 100% .................            $14,218,826
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Europe Equity Fund invested in the following sectors at March 31, 2001:

                                             PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
--------------------------------------------------------------------------------
Financial                                               26.94%
Consumer - Discretionary                                15.97%
Industrials                                             15.23%
Information Technology                                   7.40%
Telecommunication Services                               7.37%
Materials                                                7.18%
Healthcare                                               6.85%
Consumer - Staples                                       5.34%
Short Term                                               4.53%
Energy                                                   2.67%
Utilities                                                0.52%
                                                       -------
                                                       100.00%
                                                       =======

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

  Q&A

Q.  HOW DID THE GE EMERGING MARKETS FUND PERFORM COMPARED TO
    ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Emerging Markets Fund declined 27.71% for Class A Shares, 27.95% for Class B Shares, 28.09% for Class C Shares and 27.59% for Class Y Shares for the six-month period ended March 31, 2001. The MSCI EMF Index lost 18.05% for the same period.

Q.  WHY DID THE FUND UNDERPERFORM ITS BENCHMARK?

A. The main reason the Fund underperformed its comparative index was the behavior of our technology holdings. While we trimmed our holdings in this troubled sector, and the portfolio has generally taken on a more defensive posture, we were affected by steep declines in some of our holdings in India and Israel. Both areas are suffering from legitimate concerns over declining technology spending worldwide. Indian shares, however, have also been pummeled by a series of local scandals, some involving stock manipulation. For its part, the conflict in Israel continues to hang over the market, discouraging further investment.

    On the positive side, market allocation worked well for us, as the Fund was able to side step several of the quarter's more problematic situations. The Fund had limited exposure to Turkey prior to the devaluation of its currency. Our Argentinean exposure remains minimal, and we continue to avoid Malaysia, both areas that suffered during the period.

Q.  WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. It was a challenging period for all three regions, as concerns over slowing global growth affected all markets.

    Asian markets were lower over the last 6 months, led by declines in China of 27.4%, and a 25.5% fall in Korea. Taiwan performed slightly better, retreating only 12.9%, as investors began to anticipate a recovery in the electronics sector.
    The weakness in the region can largely be traced to its reliance on exports, especially in the technology area, which makes it vulnerable to a slowdown among developed economies. The weakening of the Japanese Yen also put pressure on local currencies. Many export products of countries like Taiwan and Korea compete directly with Japan. Several Asian currencies are now near the lows experienced during the Asian financial crisis in 1997 and 1998. One major exception is Malaysia, whose currency is linked to the U.S. dollar. We currently have no position in Malaysia as we do not see attractively valued stocks based on our Price/Cash Earnings to Growth discipline.

    In Emerging Europe, the Middle East and Africa, virtually all of the markets were down for the period. Poland was the region's best performer, thanks to strong fourth quarter performance in the depressed banking sector. Turkey collapsed 53% after allowing its currency to float. Italy's Lira depreciated 36%, explaining most of the drop in that market. South Africa, whose low valuation cyclical stocks exhibit defensive characteristics, dropped 12%. Hungary declined more dramatically, losing 25.7%, while Greece shed 26.4%. Finally, the tech-laden market and economy of Israel declined 42%. Continued violence in the country is also having a material impact on tourism, and thus the economy.

    Latin markets held up better than most, slipping 10.2%. Investors preferred the region for its heavy exposure to "old economy" stocks and its minimal number of technology shares. Argentina's on-going economic problems did create a fair amount of turbulence. The Brazilian market suffered the most as a result, due to close economic ties between the two countries. Brazilian stocks fell 15.9%, while Argentina lost only 5.7%. Mexico was a relatively safe-haven, declining only 7%.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY
    THE FUND AFFECTED PERFORMANCE?

A. As mentioned previously, we took advantage of the January rally to reduce our technology exposure, especially in Asia. We added to our holdings in Polish banks, since we anticipate a decline in local interest rates. We also increased our weight in South African financials, to take advantage of the long-awaited consumer recovery there. Smaller positions in Israeli tech names were also eliminated, while holdings in drug stocks such as Teva (Israel), Pliva (Croatia), Egis and Gedeon Richter (both in Hungary), were increased.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND AND HOW HAVE YOU
    POSITIONED IT GOING FORWARD?

A. We suspect that markets in general, and tech stocks in particular, will take some time to recover. There are several reasons to feel encouraged, however. Economically, interest rate decreases are likely to continue and we are beginning to see better liquidity in the markets. Also, the yield curve in the U.S. is steepening, which is a positive indicator of growth going forward.

    At the company level, valuations are compelling. In some cases we can buy companies in the market for less than the cash on their balance sheet. We continue to focus on firms with modest debt and leading positions in growth industries. We are confident that this approach will ultimately result in significant appreciation for the portfolio, but the timing of the turnaround is difficult to predict.

    With respect to specific markets, we remain very cautious on Turkey's prospects, as a debt restructuring is not out of the question. We are more positive on Poland, where there is room for lower interest rates. South Africa also looks better, with its currency, the Rand being very competitive at these levels. In other regions, Brazil could be well positioned as fears about Argentina may subside. Brazilian telecom operators are likely to announce strong quarterly earnings, and could head the rally. Asia could be led by India. The market there is set to rebound once the dust settles from its numerous scandals. We also like the Philippines, beleiving the removal of President Estrada will be a positive catalyst for the market. Under new President Arroyo, expectations for positive political and economic changes are rising. We were in close contact with our GE network during the leadership transition crisis in the Philippines and have built up a sizeable position in that market.

                                                        GE EMERGING MARKETS FUND

------------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
------------------------------------------------
  Taiwan Semiconductor
  Manufacturing Co. Ltd.                   3.21%
------------------------------------------------
  Grupo Financiero Banamex
      Accival S.A. de C.V. (Class O)       2.65%
------------------------------------------------
  Kookmin Bank                             2.19%
------------------------------------------------
  Pohang Iron & Steel Co. Ltd. ADR         2.16%
------------------------------------------------
  Telefonos de Mexico S.A. de C.V. ADR     2.00%
------------------------------------------------
  Samsung Electronics                      1.86%
------------------------------------------------
  Satyam Computer Services Ltd.            1.84%
------------------------------------------------
  Philippine Long Distance
      Telephone Co.                        1.59%
------------------------------------------------
  Grupo Financiero Bancomer
      S.A. ADR (Series C)                  1.58%
------------------------------------------------
  Brilliance China Automotive
  Holdings Ltd. ADR                        1.57%
------------------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital by investing
 primarily in equity securities
 of issuers located in emerging
 markets.

LIPPER PERFORMANCE COMPARISON
Emerging Markets Peer Group
Based on average annual total returns for the periods ended 3/31/01


                    SIX MONTHS  ONE YEAR
                    ----------  --------
Number of
Funds in
peer group:               197       186
-----------------------------------------
Peer group
average annual
total return:         -18.93%   -37.33%
-----------------------------------------
Lipper categories
in peer group:   Emerging Markets

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

          GE Emerging Markets Fund  GE Emerging Markets Fund w/load    MSCI EMF
1/29/99              10,000                        9,425                  10,000
3/99                 11,180                    10,537.15               11,428.02
6/99                 13,170                    12,412.72                14,216.1
9/99                 13,470                    12,695.57               13,483.44
12/99             19,732.64                    18,598.16               16,913.53
3/00              21,562.51                    20,322.82               17,323.91
6/00              17,742.26                     16,722.2               15,562.67
9/00              15,527.15                    14,634.45               13,539.55
12/00             12,592.87                    11,868.87               11,736.64
3/1/2001          11,224.61                    10,579.27               11,095.51

AVERAGE ANNUAL
TOTAL RETURN

                              SIX      ONE       SINCE
                             MONTHS    YEAR    INCEPTION
                             ------   -------  ---------
GE Emerging Markets          -27.71%   -47.94%   5.47%
GE Emerging Markets W/LOAD   -31.89%   -50.94%   2.63%
 MAXIMUM LOAD OF 5.75%
MSCI EMF                     -18.05%   -35.95%   4.91%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

         GE Emerging Markets Fund  GE Emerging Markets Fund w/load     MSCI EMF
1/29/99             10,000                       10,000                  10,000
3/99                11,160                       11,160               11,428.02
6/99                13,140                       13,140                14,216.1
9/99                13,400                       13,400               13,483.44
12/99            19,591.15                    19,591.15               16,913.53
3/00             21,378.98                    21,378.98               17,323.91
6/00              17,557.1                     17,557.1               15,562.67
9/00             15,330.35                    15,330.35               13,539.55
12/00            12,416.73                    12,416.73               11,736.64
3/1/2001         11,045.19                    10,863.19               11,095.51

AVERAGE ANNUAL
TOTAL RETURN

                              SIX      ONE       SINCE
                             MONTHS    YEAR    INCEPTION
                             ------   -------  ---------
GE Emerging Markets         -27.95%   -48.34%    4.69%
GE Emerging Markets W/LOAD  -30.49%   -50.16%    3.89%
 MAXIMUM LOAD                 4.00%     4.00%    2.00%
MSCI EMF                    -18.05%   -35.95%    4.91%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

          GE Emerging Markets Fund  GE Emerging Markets Fund w/load    MSCI EMF
9/30/99              10,000                       10,000                  10,000
12/99             14,511.97                    14,511.97               12,543.92
3/00              15,828.35                    15,828.35               12,848.28
6/00              13,005.26                    13,005.26               11,542.06
9/00              11,355.81                    11,355.81               10,041.62
12/00              9,172.65                     9,172.65                8,704.48
3/1/2001           8,165.46                     8,165.46                8,228.99

AVERAGE ANNUAL
TOTAL RETURN

                              SIX      ONE       SINCE
                             MONTHS    YEAR    INCEPTION
                             ------   -------  ---------
GE Emerging Markets         -28.09%   -48.41%   -12.63%
GE Emerging Markets W/LOAD  -28.73%   -48.87%   -12.63%
 MAXIMUM LOAD                 1.00%     1.00%     0.00%
MSCI EMF                    -18.05%   -35.95%   -12.18%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

           GE Emerging Markets Fund     MSCI EMF
1/29/99                10,000              10,000
3/99                   11,180           11,428.02
6/99                   13,190            14,216.1
9/99                   13,490           13,483.44
12/99               19,772.11           16,913.53
3/00                21,623.08           17,323.91
6/00                17,814.16           15,562.67
9/00                15,588.73           13,539.55
12/00               12,655.25           11,736.64
3/1/2001             11,288.1           11,095.51

AVERAGE ANNUAL
TOTAL RETURN

                              SIX      ONE       SINCE
                             MONTHS    YEAR    INCEPTION
                             ------   -------  ---------
GE Emerging Markets         -27.59%   -47.80%    5.74%
MSCI EMF                    -18.05%   -35.95%    4.91%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                        GE EMERGING MARKETS FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE EMERGING MARKETS FUND

MARKET VALUE OF $19,962 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Pacific Rim      41.9%
Other Regions    40.7%
Europe           11.3%
Cash & Other      6.1%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 84.8%
--------------------------------------------------------------------------------
ARGENTINA -- 0.5%

Perez Companc S.A. (Series B) .....   63,170    $   102,490

BRAZIL -- 5.8%

Aracruz Celulose S.A. ADR .........    3,613         47,691
Brasil Telecom Participacoes
   S.A. ADR .......................    4,785        187,333
Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ...........    1,265         47,943
Petroleo Brasileiro S.A. ADR ......    1,644         35,675
Petroleo Brasileiro S.A. -
    Petrobras ADR .................   10,065        239,547
Tele Centro Oeste Celular
   Participacoes S.A. ADR .........    3,672         29,706
Telemig Celular Participacoes S.A.
   ADR ............................    3,313        132,686
Ultrapar Participacoes S.A.
   ADR ............................    9,809         86,319
Uniao de Bancos Brasileiros
   S.A. GDR .......................   10,967        223,727
Votorantim Celulose e Papel S.A.
   ADR ............................    9,752        119,462
                                                  1,150,089

CHILE -- 1.0%

Companhia de Telecomunicaciones
   de Chile S.A. ADR ..............    1,614         21,305(a)
Empresa Nacional de
   Electricidad S.A. ADR ..........   15,966        183,609(a)
                                                    204,914

                                       NUMBER
                                    OF SHARES         VALUE

CHINA -- 6.5%

Brilliance China Automotive
   Holdings Ltd. ADR ..............  240,000    $    69,999
Brilliance China Automotive
   Holdings Ltd. ADR ..............   11,005        314,193
China Mobile (Hong Kong) Ltd.
   ADR ............................   10,157        223,556(a)
China Petroleum & Chemical Corp.
   (Series H) .....................  519,770         81,963(a)
China Unicom Ltd. .................  100,000        107,692(a)
Denway Motors Ltd. ................  392,000         97,999(a)
Huaneng Power International
   Inc. (Class H) .................  194,000        103,839
Huaneng Power International
   Inc. ADR .......................   10,770        228,970
TCL International Holdings Ltd. ...  414,000         59,977(a)
                                                  1,288,188

CROATIA -- 1.5%

Pliva D D GDR (Regd.) .............   18,375        194,775
Zagrebacka Banka GDR ..............    5,452         99,226(b)
                                                    294,001

CZECH REPUBLIC -- 0.3%

Ceske Radiokomunikace GDR .........    3,070         60,325(a,b)

DOMINICAN REPUBLIC -- 0.3%

TRICOM S.A. ADR ...................    7,001         53,208(a)

EGYPT -- 1.9%

Al-Ahram Beverage Co. S.A.E.
   GDR ............................    8,304         82,210(a)
Commercial International Bank
   GDR ............................    4,900         41,160(b)
EFG-Hermes Holding S.A.E. GDR .....    9,451         11,341(b)
Egyptian Company for Mobile
   Services .......................   10,627        151,645(a)
Orascom Telecommunications GDR ....   28,149         87,262(a,b)
                                                    373,618

ESTONIA -- 0.5%

AS Eesti Telekom GDR ..............    8,360         92,796

GHANA -- 0.0%

Home Finance Co. ..................   30,523          4,122




------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

GREECE -- 0.8%

A.G. Petzetakis S.A. ..............   16,189    $    97,981
Hellenic Telecommunication
   Organization S.A. ADR ..........    8,929         58,932
                                                    156,913

HUNGARY -- 1.7%

EGIS Rt. ..........................    2,777         88,758
Gedeon Richter Rt. GDR ............    1,554         80,886
MOL Magyar Olaj-es Gazipari Rt. ...    5,141         71,644
OTP Bank Rt. ......................    2,139         98,986
                                                    340,274

INDIA -- 6.8%

Aptech Ltd. .......................   17,730         52,344
Cipla Ltd. ........................    4,406         94,213
Dr. Reddy's Laboratories Ltd. .....    3,393         90,600
Global Tele-Systems Ltd. ADR ......    2,278          7,876
Himachal Futuristic
   Communications Ltd. ............    3,786         12,855
Hindalco Industries Ltd. GDR ......    6,013        108,234(b)
Mastek Ltd. .......................   12,568         30,350(a)
NIIT Ltd. .........................   10,258        157,296(k)
Pentamedia Graphics Ltd. GDR ......   13,043         25,434
Satyam Computer Services Ltd. .....   73,244        366,769
Sriven Multi-Tech Ltd. ............   13,341          2,328(a)
Sun Pharmaceutical
   Industries Ltd. ................   13,689        158,606
UTI India IT Fund .................   15,911        240,892
                                                  1,347,797

INDONESIA -- 0.3%

PT Gudang Garam ...................   53,000         65,884

ISRAEL -- 6.9%

AudioCodes Ltd. ...................    7,582         67,290(a)
Camtek Ltd. .......................   18,469         85,419(a)
Ceragon Networks Ltd. .............    3,797         23,494(a)
Check Point Software
   Technologies Ltd. ..............    2,198        101,488(a)
Comverse Technology Inc.                 836         49,232(a)
DSP Group Inc. ....................    7,477        115,893(a)
e-SIM Ltd. ........................    7,140          6,917(a)
ECI Telecommunications Ltd. .......   17,919        136,632
ECtel Ltd. ........................    2,728         27,110(a)
Fundtech Ltd. .....................   20,077        131,755(a)
M-Systems Flash Disk
   Pioneers Ltd. ..................    3,500         24,719(a)
MIND C.T.I. Ltd. ..................   14,863         25,546(a)
Orbotech Ltd. .....................    4,031        125,213(a)
Radview Software Ltd. .............   28,758         20,670(a)
RADVision Ltd. ....................   12,999         90,181(a)

                                       NUMBER
                                    OF SHARES         VALUE

Sapiens International Corp. N.V. ..   30,113    $    25,408(a)
Teva Pharmaceutical Industries
   Ltd. ADR .......................    3,372        184,195
TTI Team Telecom
   International Ltd. .............    9,601        122,413(a)
                                                  1,363,575

MEXICO -- 13.4%

Alfa S.A. (Series A) ..............   23,686         35,485
America Movil S.A. de C.V.
   ADR (Series L) .................   11,427        167,406(a)
Coca-Cola Femsa S.A. de C.V. ADR ..    3,594         68,825
Consorcio Ara S.A. de C.V. ........   68,167         84,804(a)
Corporacion GEO S.A. de C.V.
   (Series B) .....................   88,370         76,305(a)
Corporacion Interamericana de
   Entretenimiento S.A. de C.V.
   (CIE) (Series B) ...............   13,335         50,444(a)
Desc S.A. de C.V. (Series B) ......   55,967         25,963
Desc S.A. de C.V. ADR .............    4,166         33,328
Fomento Economico Mexicano
   S.A. de C.V. ADR ...............    3,507        124,534
Global Light
   Telecommunications Inc. ........    8,839         26,429(a)
Grupo Carso S.A. de C.V. ADR ......    9,815         45,836(a)
Grupo Financiero Banamex
   Accival S.A. de C.V. (Class O) .  303,696        528,306
Grupo Financiero Bancomer
   S.A. ADR (Series C) ............   24,009        315,118(a,b)
Grupo Financiero Banorte
   S.A. de C.V. ...................   79,775        121,954(a)
Grupo Financiero Inbursa
   S.A. de C.V. ...................   12,054         41,684(a)
Grupo Iusacell S.A. de C.V. ADR ...      659          5,305(a)
Grupo Televisa S.A. GDR ...........    3,543        118,372(a)
Telefonos de Mexico S.A. de
   C.V. ADR                           12,658        399,233
Tubos de Acero de Mexico
   S.A. ADR .......................   20,504        224,519
TV Azteca S.A. de C.V. ADR ........      751          5,557
Wal-Mart de Mexico
   S.A. de C.V. ...................   72,769        168,784
                                                  2,668,191

NETHERLANDS -- 0.5%

Indigo N.V. .......................   26,517        106,068(a)

PHILIPPINES -- 2.5%

Benpres Holdings Corp. ............1,140,700         54,358(a)
Metropolitan Bank & Trust Co. .....   16,120         70,957
Philippine Long Distance
   Telephone Co. ..................   21,941        316,766
Philippine Long Distance
   Telephone Co. ADR ..............    4,404         63,197
                                                    505,278

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

POLAND -- 3.2%

Bank Polska Kasa Opieki S.A. ......     5,673   $    90,169(a)
Bank Polska Kasa Opieki S.A. GDR ..     2,680        41,540(a,b)
Elektrim Spolka Akcyjna S.A. ......    19,269       128,633(a)
Powszechny Bank Kredytowy S.A. ....     3,344        87,494
Prokom Software S.A. GDR ..........     5,303        60,985(b)
Telekomunikacja Polska S.A. GDR
   (Series A) .....................    34,744       185,880(b)
Wielkopolski Bank Kredytowy S.A. ..     5,565        36,197
                                                    630,898

RUSSIA -- 2.4%

Mobile Telesystems ADR ............    11,909       309,634(a)
OAO Lukoil Holding ADR ............     3,022       112,917
OAO Lukoil Holding ADR ............     1,544        57,692(b)
                                                    480,243

SINGAPORE -- 0.9%

Datacraft Asia Ltd. ...............    37,319       181,370

SOUTH AFRICA -- 3.1%

ABSA Group Ltd. ...................     7,739        30,927
African Bank Investments Ltd. .....    45,400        43,012(a)
Comparex Holdings Ltd. ............    35,447        44,129(a)
Johnnic Holdings Ltd. .............    15,884       114,693
Nedcor Ltd. .......................     5,800        98,346
Sappi Ltd. ........................    18,503       145,122
Sasol Ltd. ........................     8,975        73,632
Softline Ltd. .....................   197,625        35,675(a)
Standard Bank Investment
   Corp. Ltd. .....................    10,973        40,299
                                                    625,835

SOUTH KOREA -- 13.6%

Dae Duck Electronics Co. ..........    25,746       205,040
Kookmin Bank ......................    42,864       437,979
Korea Electric Power (KEPCO)
   Corp. ..........................    14,192       215,386
Korea Telecom Corp. ...............     6,997       294,915
Korea Telecom Corp. ADR ...........     2,826        65,620
Medison Co. Ltd. ..................    30,120        83,503
Nong Shim Co. Ltd. ................     4,000       132,231
Pohang Iron & Steel Co. Ltd.
   (POSCO) ........................     3,130       211,645
Pohang Iron & Steel Co. Ltd.
   (POSCO) ADR ....................    24,000       430,800
S1 Corp. ..........................    14,524       120,033
Samsung Electronics ...............     2,371       370,525
Youngone Corp. ....................   129,170       137,807
                                                  2,705,484

TAIWAN -- 9.6%

Compal Electronics Inc. ...........    57,261        99,508
Compeq Manufacturing Co. Ltd. .....    37,200       140,634

                                       NUMBER
                                    OF SHARES        VALUE

Far Eastern Textile Ltd. ..........   372,724   $   262,498
Hon Hai Precision Industry ........    30,920       189,479
Premier Camera Taiwan Ltd. ........    91,802       177,726
Procomp Informatics Co. Ltd. ......    31,640       107,557
Realtek Semiconductor Corp. .......    28,000       155,366
Taiwan Semiconductor
   Manufacturing Co. Ltd. .........   237,448       640,675(a)
Taiwan Semiconductor
   Manufacturing Co. Ltd. ADR .....       683        13,319(a)
Yageo Corp. .......................    79,168       121,890
                                                  1,908,652

THAILAND -- 0.3%

Hana Microelectronics Public
   Co. Ltd. .......................    38,999        54,580(a)

TURKEY -- 0.4%

Enka Holding Yatirim A.S. .........   564,203        36,714
Migros Turk T.A.S. ................     5,835           408
Vestel Electronik Sanayi
   ve Ticaret A.S. ................13,525,000        33,327(a)
                                                     70,449

UNITED KINGDOM -- 0.0%

Billiton PLC ......................    2,222         10,014

VENEZUELA -- 0.1%

Compania Anonima Nacional
   Telefonos de Venezuela ADR .....      578         11,242

TOTAL COMMON STOCK
   (COST $23,439,087) .............              16,856,498

--------------------------------------------------------------------------------
PREFERRED STOCK -- 8.3%
--------------------------------------------------------------------------------
BRAZIL -- 8.3%

Celular CRT Participacesos S.A. ...  292,320        122,614(a)
Companhia de Bebidas das Americas
   (AmBev) ADR ....................    8,368        195,393
Companhia Paranaense de
   Energia-Copel ADR ..............   12,216        101,393
Companhia Vale do Rio Doce ........    5,572        136,122
Embraer - Empresa Brasileira
   de Aeronautica S.A. ............   18,681        185,131
Embratel Participacoes
   S.A. ADR .......................   11,171        103,890
Itausa - Investimentos Itau S.A. ..  121,202         97,207
Petroleo Brasileiro S.A. ..........    8,000        173,201
Tele Leste Celular Participacoes
   S.A. ADR .......................      992         36,109(a)
Tele Norte Leste Participacoes
   S.A. ADR .......................   12,357        201,172

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                        GE EMERGING MARKETS FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE
Telecomunicacoes Brasileiras
   S.A. ADR .......................    5,456    $   263,798
Ultrapar Participacoes S.A. .......4,100,000         34,962

TOTAL PREFERRED STOCK
   (COST $1,679,953) ..............               1,650,992

--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
BRAZIL -- 0.0%

Itausa - Investimentos Itau S.A.
   expiring 04/18/01
   (COST $ 0) .....................    3,669            389(a)

TOTAL INVESTMENTS IN SECURITIES
   (COST $25,119,040) .............              18,507,879

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 7.3%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,453,909) ..............1,453,909      1,453,909

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.4)% .....................                 (77,576)
                                                -----------

NET ASSETS -- 100% ................             $19,884,212
                                                ===========

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Emerging Market Fund invested in the following sectors at March 31, 2001:

                                             PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
--------------------------------------------------------------------------------
Information Technology                                  20.91%
Telecommunication Services                              19.05%
Financial                                               14.93%
Consumer - Discretionary                                 7.90%
Short Term                                               7.28%
Materials                                                6.06%
Energy                                                   5.88%
Healthcare                                               5.32%
Utilities                                                4.78%
Industrials                                              4.54%
Consumer - Staple                                        3.35%
                                                       -------
                                                       100.00%
                                                       =======

                                                   GE PREMIER GROWTH EQUITY FUND

  Q&A

Q.  HOW DID THE GE PREMIER GROWTH EQUITY FUND PERFORM COMPARED
    TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Premier Growth Equity Fund declined 12.51% for Class A Shares, 12.83% for Class B Shares, 12.87% for Class C Shares and 12.43% for Class Y Shares for the six-month period ended March 31, 2001. The Standard & Poor's 500 Composite Price Index lost 18.76% for the same period.

Q.  WHAT FACTORS LED TO THE OUTPERFORMANCE OF THE
    FUND VERSUS THE MARKET AND PEER FUNDS?

A. The sector with the greatest weakness in the six month period was technology. The technology sector in the S&P 500 declined 50% during the period. By way of comparison, the technology stocks in the Fund declined 22%. Our peer growth funds fared worse than the Fund due to a larger weighting in the technology sector.

    The Fund has sizeable holdings in computer service companies such as First Data and Automatic Data Processing, which have held up well despite the recent market decline. These service companies are included in the technology sector, but they are much less cyclical than a typical technology hardware company.

Q.  IS THE BEAR MARKET IN TECH STOCKS AND THE OVERALL MARKET GOING TO END SOON?

A. The honest answer is no one really knows. What we do know is that valuation levels are beginning to look reasonable again. The valuation pendulum has swung from overvalued to fairly valued, but the pendulum may swing further into undervalued territory. The economic weakness complicates the valuation analysis because the earnings outlook continues to erode. That said, we are gradually adding to our technology holdings at this time. We are going slow because the visibility is poor for near term earnings growth.

Q.  HOW IS THE FUND POSITIONED AND WHAT IS THE OUTLOOK FOR THE FUND?

A. The two largest sectors in the Fund continue to be technology and healthcare. We presently own 35 stocks in the Fund. Technology makes up about 32% of the Fund and healthcare about 17%. In addition, we own a handful of media stocks, retailers, financial stocks, energy stocks, and a few miscellaneous growth stocks. The common theme is that they're all industry leaders with annual profit growth of about 15% or higher. These companies are strong financially and have solid management. We continue to believe that a portfolio of above-average growth stocks will deliver superior price performance over the long term.

                                                   GE PREMIER GROWTH EQUITY FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  First Data Corp.                 4.54%
----------------------------------------
  Comcast Corp. (Class A)          4.09%
----------------------------------------
  Cardinal Health Inc.             4.02%
----------------------------------------
  Citigroup Inc.                   3.85%
----------------------------------------
  Home Depot Inc.                  3.69%
----------------------------------------
  AT&T Corp. - Liberty Media
      Group (Class A)              3.49%
----------------------------------------
  Equifax Inc.                     3.49%
----------------------------------------
  Merck & Co. Inc.                 3.43%
----------------------------------------
  Pfizer Inc.                      3.41%
----------------------------------------
  Molex Inc. (Class A)             3.30%
----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital and future
 income rather than current
 income by investing primarily
 in a limited number of equity
 securities of large- and
 medium-sized companies that
 the portfolio manager believes
 have above-average growth
 histories and/or growth potential.

LIPPER PERFORMANCE
COMPARISON
MultiCap Growth Peer Group
Based on average annual total returns
for the period ended 3/31/01

                        SIX       ONE
                       MONTHS     YEAR
                       ------     ----
Number of
Funds in
peer group:              452       405
--------------------------------------
Peer group
average annual
total return:        -38.74%   -40.22%
--------------------------------------
Lipper categories
in peer group:  MultiCap Growth

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

                 GE Premier    GE Premier Growth                      S&P 500/
                Growth Fund      Fund w/load          S&P 500       BARRA Growth
12/31/96             10,000            9,425             10,000           10,000
3/97               9,533.32         8,982.41          10,260.73        10,357.18
9/97              12,233.32        11,526.38          12,959.85        13,189.26
3/98              14,294.04        13,468.02          15,189.87        15,872.87
9/98              13,866.65        13,065.32           14,141.4         15,585.6
3/99               18,630.4        17,553.77          18,006.46        20,744.44
9/99              19,210.41        18,100.26          18,073.45        20,787.14
3/00              24,084.59        22,692.77          21,277.57        25,914.74
9/00              22,784.88        21,468.16          20,466.64         23,291.1
3/1/2001          19,933.46        18,781.53          16,628.03        16,018.44

AVERAGE ANNUAL
TOTAL RETURN

                         SIX       ONE       SINCE
                        MONTHS     YEAR    INCEPTION
                        ------    -----    ---------
GE Premier
 Growth Equity          -12.51%   -17.24%   17.63%
GE Premier Growth
 Equity W/LOAD          -17.53%   -21.99%   15.99%
 MAXIMUM LOAD OF 5.75%
S&P 500                 -18.76%   -21.85%   12.71%
S&P 500/BARRA
 Growth                 -31.23%   -38.19%   11.73%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

            GE Premier   GE Premier Growth                  S&P 500/
           Growth Fund     Fund w/load        S&P 500      BARRA Growth
12/31/96        10,000          10,000          10,000          10,000
3/97          9,513.33        9,513.33       10,260.73       10,357.18
9/97         12,166.67       12,166.67       12,959.85       13,189.26
3/98         14,157.49       14,157.49       15,189.87       15,872.87
9/98         13,683.31       13,683.31        14,141.4        15,585.6
3/99         18,316.48       18,316.48       18,006.46       20,744.44
9/99          18,818.5        18,818.5       18,073.45       20,787.14
3/00         23,498.11       23,498.11       21,277.57       25,914.74
9/00         22,149.56       22,149.56       20,466.64        23,291.1
3/1/2001      19,307.3        19,307.3       16,628.03       16,018.44

AVERAGE ANNUAL
TOTAL RETURN

                         SIX       ONE       SINCE
                        MONTHS     YEAR    INCEPTION
                        ------    -----    ---------
GE Premier
 Growth Equity         -12.83%   -17.83%     16.75%
GE Premier Growth
 Equity W/LOAD         -16.13%   -20.95%     16.75%
 MAXIMUM LOAD            4.00%     4.00%      0.00%
S&P 500                -18.76%   -21.85%     12.71%
S&P 500/BARRA
 Growth                -31.23%   -38.19%     11.73%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

            GE Premier    GE Premier Growth                    S&P 500/
           Growth Fund      Fund w/load          S&P 500      BARRA Growth
9/30/99         10,000           10,000            10,000          10,000
12/99           12,070           12,070         11,491.09       11,974.23
3/00         12,482.09        12,482.09         11,772.83       12,466.72
6/00         11,946.76        11,946.76         11,438.93       12,283.72
9/00         11,765.74        11,765.74         11,324.15       11,204.57
12/00        11,313.68        11,313.68         10,437.65        9,330.86
3/1/2001     10,251.88        10,251.88          9,200.25        7,705.93

AVERAGE ANNUAL
TOTAL RETURN

                         SIX       ONE       SINCE
                        MONTHS     YEAR    INCEPTION
                        ------    -----    ---------
GE Premier
 Growth Equity         -12.87%   -17.87%     1.67%
GE Premier Growth
 Equity W/LOAD         -13.69%   -18.64%     1.67%
 MAXIMUM LOAD            1.00%     1.00%     0.00%
S&P 500                -18.76%   -21.85%    -5.40%
S&P 500/BARRA Growth   -31.23%   -38.19%   -15.93%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

              GE Premier                           S&P 500/
             Growth Fund           S&P 500       BARRA Growth
12/31/96          10,000              10,000           10,000
3/97            9,539.99           10,260.73        10,357.18
9/97           12,253.32           12,959.85        13,189.26
3/98           14,333.92           15,189.87        15,872.87
9/98           13,926.32            14,141.4         15,585.6
3/99           18,729.08           18,006.46        20,744.44
9/99           19,345.91           18,073.45        20,787.14
3/00           24,277.59           21,277.57        25,914.74
9/00           22,995.99           20,466.64         23,291.1
3/1/2001       20,136.91           16,628.03        16,018.44

AVERAGE ANNUAL
TOTAL RETURN

                         SIX       ONE       SINCE
                        MONTHS     YEAR    INCEPTION
                        ------    -----    ---------
GE Premier
 Growth Equity         -12.43%   -17.06%    17.91%
S&P 500                -18.76%   -21.85%    12.71%
S&P 500/BARRA
 Growth                -31.23%   -38.19%    11.73%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE PREMIER GROWTH EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE PREMIER GROWTH EQUITY FUND

MARKET VALUE OF $199,227 (IN THOUSANDS)

[PIE CHART OMITTED]
PLOT POINTS FOLLOWS:


Technology         28.0%
Consumer-Cyclical  24.9%
Consumer-Stable    18.7%
Financial           7.1%
Capital Goods       6.2%
Energy              5.6%
Short Term          5.3%
Utilities           4.2%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 95.1%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 6.2%

Dover Corp. ......................   160,927   $  5,767,624
Molex Inc. (Class A) .............   236,658      6,582,050(h)
                                                 12,349,674

CONSUMER - CYCLICAL -- 25.0%

AT&T Corp. - Liberty Media
    Group (Class A) ..............   496,981      6,957,734(a)
Carnival Corp. ...................   212,992      5,893,489
Catalina Marketing Corp. .........   141,995      4,624,777(a)
Comcast Corp. (Class A) ..........   194,059      8,138,349(a)
CVS Corp. ........................    89,930      5,260,006
Home Depot Inc. ..................   170,393      7,343,938
Interpublic Group Cos. Inc. ......   175,127      6,015,612
NTL Inc. .........................   212,992      5,356,749(a)
                                                 49,590,654

CONSUMER - STABLE -- 18.8%

Apogent Technologies Inc. ........   212,992      4,310,958(a)
Cardinal Health Inc. .............    82,830      8,013,802(h)
Dentsply International Inc. ......    70,997      2,591,391
Gillette Co. .....................    89,930      2,803,118
Lincare Holdings Inc. ............   113,596      6,013,488(a)
Merck & Co. Inc. .................    89,930      6,825,687
Pfizer Inc. ......................   165,660      6,783,777
                                                 37,342,221

ENERGY -- 5.6%

Baker Hughes Inc. ................   170,393      6,186,970
Schlumberger Ltd. ................    85,197      4,908,199
                                                 11,095,169

                                       NUMBER
                                    OF SHARES         VALUE

FINANCIAL -- 7.2%

AFLAC Inc. .......................   236,658   $  6,517,562
Citigroup Inc. ...................   170,393      7,664,277
                                                 14,181,839

TECHNOLOGY -- 28.1%

Analog Devices Inc. ..............    28,399      1,029,180(a)
Applied Materials Inc. ...........   108,862      4,735,497(a)
Automatic Data Processing Inc. ...   118,329      6,434,731
Cisco Systems Inc. ...............   160,928      2,544,674(a)
Dell Computer Corp. ..............   208,259      5,349,653(a)
EMC Corp. ........................    99,396      2,922,242(a)
Equifax Inc. .....................   222,458      6,951,813
First Data Corp. .................   151,461      9,043,736(h)
Intel Corp. ......................   141,995      3,736,244
Intuit Inc. ......................   132,529      3,677,680(a)
Microsoft Corp. ..................   118,329      6,471,117(a)
Tellabs Inc. .....................    70,997      2,888,690(a)
                                                 55,785,257

UTILITIES -- 4.2%

Vodafone Group PLC ADR ...........   212,992      5,782,733
WorldCom Inc. ....................   132,528      2,476,617(a)
                                                  8,259,350
TOTAL INVESTMENTS IN SECURITIES
   (COST $202,553,891) ...........              188,604,164


--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 5.3%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $10,622,597) ............10,622,597     10,622,597

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.4)% ....................                 (841,407)
                                               ------------

NET ASSETS -- 100% ...............             $198,385,354
                                               ============

--------------------------------------------------------------------------------
OTHER INFORMATION
--------------------------------------------------------------------------------

The GE Premier Growth Equity Fund had the following long futures contracts open at March 31, 2001:

                            NUMBER       CURRENT
            EXPIRATION        OF        NOTIONAL    UNREALIZED
DESCRIPTION    DATE        CONTRACTS      VALUE    DEPRECIATION
--------------------------------------------------------------------------------
S&P 500      June 2001         5       $1,461,500    $(3,375)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND

  Q&A

Q. HOW DID THE GE PREMIER RESEARCH EQUITY FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Premier Research Equity Fund declined 13.03% for Class A Shares, 13.34% for Class B Shares, 13.34% for Class C Shares and 12.89% for Class Y Shares for the six-month period ended March 31, 2001. The comparative Standard & Poor's 500 Composite Price Index declined 18.76% for the same period.

Q.  PLEASE DISCUSS THE FUND'S PERFORMANCE VERSUS THE BENCHMARK.

A. The Fund continues to employ a strategy of owning a portfolio that is comparable to the S&P 500 index in terms of its industry allocations. We then utilize the top investment ideas of our equity research analysts to choose the most attractive individual stocks within each industry category. It is this stock selection process in which the Fund derives its relative performance advantage. Effective stock picking in the Entertainment, Retail, Communications Equipment, and Insurance industries were the primary drivers to our superior performance.

Q.  DOES ANY PARTICULAR STOCK PERFORMANCE STAND OUT IN
    THE PERIOD?

A. The combination of owning some strong-performing stocks and avoiding some of the hardest-hit issues helped the Fund outperform the S&P 500 index. Our retail holdings of Target (+41%), Lowes (+30%), and CVS Corp. (+26%) helped drive the better than market performance. We were fortunate to avoid stocks like Cisco (-71%) and EMC (-70%) that suffered from reduced earnings expectations.
    In the insurance industry, Allstate Corp. (+9%) helped our returns, while avoiding American International Group (-16%) contributed as well.

Q.  WHAT IS YOUR OUTLOOK FOR
    THE FUND?

A. We will continue to position the Fund with an eye toward following the general trends of the stock market, while still trying to generate a performance edge. We believe we can add value over time by owning companies that we consider to be the best large capitalization stocks as recognized by our research team.

                                                 GE PREMIER RESEARCH EQUITY FUND


----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  Pfizer Inc.                      4.84%
----------------------------------------
  Microsoft Corp.                  4.46%
----------------------------------------
  ExxonMobil Corp.                 3.54%
----------------------------------------
  Merck & Co. Inc.                 3.20%
----------------------------------------
  The Allstate Corp.               2.97%
----------------------------------------
  General Mills Inc.               2.96%
----------------------------------------
  The Walt Disney Co.              2.78%
----------------------------------------
  J.P. Morgan Chase & Co.          2.62%
----------------------------------------
  Target Corp.                     2.45%
----------------------------------------
  Lowes Cos. Inc.                  2.40%
----------------------------------------


 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital and future
 income by investing primarily
 in a limited number of equity
 securities of large- and medium-
 sized companies located in the
 United States.

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

              GE Premier Research    GE Premier Research Equity
                  Equity Fund                Fund w/load            S&P 500
4/28/2000           10,000                      9,425                 10,000
5/00                10,000                      9,425                9,795.4
6/00                10,100                   9,519.25                 10,035
7/00                 9,930                   9,359.02               9,874.84
8/00                10,580                   9,971.65              10,488.06
9/00                 9,900                   9,330.75               9,934.29
10/00               10,070                   9,490.97               9,892.57
11/00                9,210                   8,680.42               9,112.05
12/00              9,460.6                   8,916.61               9,156.61
1/1/2001          9,956.93                    9,384.4               9,481.48
2/1/2001          9,197.24                    8,668.4               8,616.96
3/1/2001          8,609.75                   8,114.69               8,071.07

AGGREGATE
TOTAL RETURN
                          SIX      SINCE
                        MONTHS   INCEPTION
                        -------  ---------
GE Premier
 Research Equity        -13.03%   -13.90%
GE Premier Research
 Equity W/LOAD          -18.03%   -18.85%
 MAXIMUM LOAD OF 5.75%
S&P 500                 -18.76%   -19.29%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

               GE Premier Research     GE Premier Research Equity
                   Equity Fund                 Fund w/load             S&P 500
4/28/2000            10,000                      10,000                 10,000
5/00                  9,990                       9,990                9,795.4
6/00                 10,090                      10,090                 10,035
7/00                  9,910                       9,910               9,874.84
8/00                 10,550                      10,550              10,488.06
9/00                  9,870                       9,870               9,934.29
10/00                10,030                      10,030               9,892.57
11/00                 9,170                       9,170               9,112.05
12/00              9,413.34                    9,413.34               9,156.61
1/1/2001           9,899.19                    9,899.19               9,481.48
2/1/2001           9,140.05                    9,140.05               8,616.96
3/1/2001           8,552.98                    8,214.98               8,071.07

AGGREGATE
TOTAL RETURN

                      SIX       SINCE
                     MONTHS   INCEPTION
                     -------  ---------
GE Premier
 Research Equity     -13.34%   -14.47%
GE Premier Research
 Equity W/LOAD       -16.77%   -17.85%
 MAXIMUM LOAD          4.00%     4.00%
S&P 500              -18.76%   -19.29%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

             GE Premier Research     GE Premier Research Equity
                 Equity Fund                 Fund w/load                S&P 500
4/28/2000          10,000                      10,000                     10,000
5/00                9,990                       9,990                    9,795.4
6/00               10,090                      10,090                     10,035
7/00                9,910                       9,910                   9,874.84
8/00               10,550                      10,550                  10,488.06
9/00                9,870                       9,870                   9,934.29
10/00              10,030                      10,030                   9,892.57
11/00               9,170                       9,170                   9,112.05
12/00            9,413.34                    9,413.34                   9,156.61
1/1/2001         9,899.19                    9,899.19                   9,481.48
2/1/2001         9,140.05                    9,140.05                   8,616.96
3/1/2001         8,552.98                    8,468.48                   8,071.07

AGGREGATE
TOTAL RETURN

                       SIX        SINCE
                      MONTHS    INCEPTION
                     --------   ---------
GE Premier
 Research Equity      -13.34%   -14.47%
GE Premier Research
 Equity W/LOAD        -14.20%   -15.32%
 MAXIMUM LOAD           1.00%     1.00%
S&P 500               -18.76%   -19.29%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

                 GE Premier Research
                     Equity Fund             S&P 500
4/28/2000              10,000                 10,000
5/00                   10,000                9,795.4
6/00                   10,110                 10,035
7/00                    9,930               9,874.84
8/00                   10,580              10,488.06
9/00                    9,910               9,934.29
10/00                  10,080               9,892.57
11/00                   9,220               9,112.05
12/00                9,474.19               9,156.61
1/1/2001             9,981.37               9,481.48
2/1/2001              9,220.6               8,616.96
3/1/2001             8,632.26               8,071.07

AGGREGATE
TOTAL RETURN

                      SIX       SINCE
                     MONTHS   INCEPTION
                    --------  ---------
GE Premier
 Research Equity     -12.89%   -13.68%
S&P 500              -18.76%   -19.29%

SEE NOTES TO PERFORMANCE.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                 GE PREMIER RESEARCH EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE PREMIER RESEARCH EQUITY FUND

MARKET VALUE OF $11,565 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS

Consumer Stable         21.2%
Technology              18.7%
Financial               17.8%
Consumer-Cyclical       14.5%
Utilities               10.4%
Energy                   6.9%
Capital Goods            4.9%
Basic Materials          2.6%
Short Term               2.0%
Transportation           0.8%
Miscellaneous            0.2%


                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 97.5%
--------------------------------------------------------------------------------
BASIC MATERIALS -- 2.6%

Alcoa Inc. .......................     4,551   $    163,608
International Paper Co. ..........     3,906        140,929
                                                    304,537

CAPITAL GOODS -- 4.8%

Dover Corp. ......................     4,713        168,914
Emerson Electric Co. .............     2,738        169,756
United Technologies Corp. ........     3,063        224,518
                                                    563,188

CONSUMER - CYCLICAL -- 14.4%

AT&T Corp. - Liberty Media
    Group (Class A) ..............     7,059         98,826(a)
CVS Corp. ........................     4,163        243,494
Gannett Co. Inc. .................     2,985        178,264
Interpublic Group Cos. Inc. ......     3,692        126,820
Lowes Cos. Inc. ..................     4,745        277,345
McDonald's Corp. .................     5,425        144,034
Target Corp. .....................     7,855        283,409
The Walt Disney Co. ..............    11,232        321,235
                                                  1,673,427

CONSUMER - STABLE -- 21.1%

Applera Corp. - Applied
   Biosystems Group ..............     1,371         38,045
Baxter International Inc. ........     1,147        107,979
Cardinal Health Inc. .............     1,290        124,807
Eli Lilly & Co. ..................     2,530        193,950
General Mills Inc. ...............     7,959        342,317
Kimberly-Clark Corp. .............     3,613        245,070

                                       NUMBER
                                    OF SHARES         VALUE
Merck & Co. Inc. .................     4,870    $   369,633
Pfizer Inc. ......................    13,667        559,664
The Coca-Cola Co. ................     5,734        258,947
UnitedHealth Group Inc. ..........     1,807        107,083
Watson Pharmaceuticals Inc. ......     1,984        104,358(a)
                                                  2,451,853

ENERGY -- 6.8%

Burlington Resources Inc. ........     2,199         98,405
ExxonMobil Corp. .................     5,051        409,131
Nabors Industries Inc. ...........     2,812        145,774(a)
Schlumberger Ltd. ................     2,435        140,281
                                                    793,591

FINANCIAL -- 17.8%

American Express Co. .............     3,469        143,270
Fannie Mae .......................     2,818        224,313
FleetBoston Financial Corp. ......     6,414        242,128
Goldman Sachs Group Inc.               1,382        117,608
Hartford Financial Services
   Group Inc. ....................     2,770        163,430
J.P. Morgan Chase & Co. ..........     6,756        303,344
Morgan Stanley, Dean Witter & Co..     2,740        146,590
PNC Financial Services Group .....     2,750        186,313
The Allstate Corp. ...............     8,180        343,069
The Bank of New York Co. Inc. ....     3,928        193,415
                                                  2,063,480

MISCELLANEOUS -- 0.2%

SPDR Trust .......................       187         21,821

TECHNOLOGY -- 18.6%

Analog Devices Inc. ..............     3,798        137,639(a)
Compaq Computer Corp. ............    13,683        249,031
Convergys Corp. ..................     5,028        181,360(a)
Dell Computer Corp. ..............     6,991        179,581(a)
Intuit Inc. ......................     2,042         56,665(a)
Microsoft Corp. ..................     9,426        515,484(a)
Motorola Inc. ....................     8,751        124,789
Oracle Corp. .....................     8,072        120,919(a)
PeopleSoft Inc. ..................     3,613         84,680(a)
Sun Microsystems Inc. ............     7,745        119,041(a)
Tellabs Inc. .....................     3,299        134,228(a)
Texas Instruments Inc. ...........     4,462        138,233
Unisys Corp. .....................     8,389        117,446(a)
                                                  2,159,096

TRANSPORTATION -- 0.8%

Burlington Northern Santa Fe Corp.     2,997         91,049

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                 GE PREMIER RESEARCH EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

UTILITIES -- 10.4%

AT&T Corp. .......................    10,055    $   214,172
Calpine Corp. ....................     4,791        263,840(a)
El Paso Corp. ....................     3,503        228,746
McLeodUSA Inc. (Class A) .........     4,239         36,826(a)
SBC Communications Inc. ..........     5,802        258,943
Sprint Corp. (PCS Group) .........    10,918        207,442(a)
                                                  1,209,969

TOTAL INVESTMENTS IN SECURITIES
   (COST $12,511,213) ............               11,332,011

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.0%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $232,961) ...............   232,961        232,961

OTHER ASSETS AND LIABILITIES,
   NET 0.5% ......................                   61,562
                                                -----------


NET ASSETS -- 100% ...............              $11,626,534
                                                ===========

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

  Q&A

Q.  HOW DID THE GE PREMIER INTERNATIONAL EQUITY
    FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE
    SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Premier International Equity Fund declined 17.80% for Class A Shares, 18.11% for Class B Shares, 18.15% for Class C Shares and 17.76% for Class Y Shares for the six-month period ended March 31, 2001. The comparative MSCI EAFE Index lost 16.05% for the same period.

Q.  WHAT INVESTMENT STRATEGIES AND TECHNIQUES USED BY THE
    FUND AFFECTED PERFORMANCE?

A. Country selection, for the most part, made a positive contribution to the portfolio, although owning only a small percentage of emerging market stocks had a negative impact on our relative performance.

Q.  WHICH STOCKS/SECTORS HAVE PERFORMED WELL? WHICH HAVE NOT PERFORMED WELL?

A. Effective stock selection in continental Europe benefited the Fund but was countered by negative contributions from the U.K. and Asia, including Japan. On the plus side, Alstom (France, engineering); Bank of Ireland; and Munich Re (Germany, reinsurance) made the greatest positive contributions. Technology stocks, particularly Cable and Wireless (U.K., telecom equipment), Philips Electronics (Netherlands, consumer electronics) and Fujitsu (Japan, technology) were particularly disappointing. Overall, even though positions in technology and telecommunications have been pared down in recent months, the collapse of prices in those sectors weighed heavily on performance.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. We will maintain a cautious approach in telecom and technology while putting more emphasis on financial services and long-cycle capital goods companies. Regionally, we believe that Europe will experience superior growth going forward, and Japan will continue to struggle to break out of a decade of sub-par economic performance.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  ING Groep N.V.                   5.75%
----------------------------------------
  BAE Systems PLC                  5.20%
----------------------------------------
  CGNU PLC                         4.39%
----------------------------------------
  Alstom                           4.31%
----------------------------------------
  TotalFinaElf (Class B)           4.22%
----------------------------------------
  Axa                              3.69%
----------------------------------------
  Canon Inc.                       3.68%
----------------------------------------
  Invensys PLC                     3.48%
----------------------------------------
  Toshiba Corp.                    3.42%
----------------------------------------
  Vodafone Group PLC               3.31%
----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital and future
 income by investing primarily
 in a limited number of equity
 securities of companies
 located in developed and
 developing countries other
 than the United States.

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

                    GE Premier              GE Premier
                   International        International Equity
                     Equity Fund            Fund w/load              MSCI EAFE
4/28/2000               10,000                 9,425                   10,000
5/00                     9,660              9,104.55                  9,755.8
6/00                    10,300              9,707.75                10,137.25
7/00                     9,710              9,151.67                  9,712.2
8/00                     9,690              9,132.82                 9,796.69
9/00                     8,700              8,199.75                 9,319.59
10/00                    8,270              7,794.47                 9,099.47
11/00                    8,050              7,587.12                 8,758.23
12/00                 8,294.61              7,817.67                  9,069.5
1/1/2001              8,426.11              7,941.61                 9,072.49
2/1/2001              7,626.99              7,188.44                 8,394.24
3/1/2001              7,151.57              6,740.35                 7,824.03

AGGREGATE
TOTAL RETURN

                            SIX       SINCE
                           MONTHS   INCEPTION
                          --------  ---------
GE Premier
 International Equity     -17.80%   -28.48%
GE Premier International
 Equity W/LOAD            -22.52%   -32.60%
 MAXIMUM LOAD OF 5.75%
MSCIEAFE                  -16.05%   -21.76%


[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

                    GE Premier              GE Premier
                   International        International Equity
                     Equity Fund            Fund w/load              MSCI EAFE
4/28/2000             10,000                   10,000                  10,000
5/00                   9,650                    9,650                 9,755.8
6/00                  10,290                   10,290               10,137.25
7/00                   9,690                    9,690                 9,712.2
8/00                   9,660                    9,660                9,796.69
9/00                   8,670                    8,670                9,319.59
10/00                  8,240                    8,240                9,099.47
11/00                  8,010                    8,010                8,758.23
12/00               8,257.52                 8,257.52                 9,069.5
1/1/2001            8,378.36                 8,378.36                9,072.49
2/1/2001            7,572.75                 7,572.75                8,394.24
3/1/2001            7,099.45                 6,817.45                7,824.03

AGGREGATE
TOTAL RETURN

                            SIX       SINCE
                           MONTHS   INCEPTION
                          --------  ---------
GE Premier
 International Equity     -18.11%    -29.01%
GE Premier International
 Equity W/LOAD            -21.37%    -31.83%
 MAXIMUM LOAD               4.00%      4.00%
MSCIEAFE                  -16.05%    -21.76%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

                    GE Premier              GE Premier
                   International        International Equity
                     Equity Fund            Fund w/load             MSCI EAFE
4/28/2000             10,000                 10,000                   10,000
5/00                   9,650                  9,650                  9,755.8
6/00                  10,290                 10,290                10,137.25
7/00                   9,690                  9,690                  9,712.2
8/00                   9,660                  9,660                 9,796.69
9/00                   8,670                  8,670                 9,319.59
10/00                  8,240                  8,240                 9,099.47
11/00                  8,010                  8,010                 8,758.23
12/00               8,253.92               8,253.92                  9,069.5
1/1/2001            8,374.71               8,374.71                 9,072.49
2/1/2001            7,579.52               7,579.52                 8,394.24
3/1/2001            7,096.36               7,025.86                 7,824.03

AGGREGATE
TOTAL RETURN

                            SIX       SINCE
                           MONTHS   INCEPTION
                          --------  ---------
GE Premier
 International Equity     -18.15%    -29.04%
GE Premier International
 Equity W/LOAD            -18.96%    -29.74%
 MAXIMUM LOAD               1.00%      1.00%
MSCIEAFE                  -16.05%    -21.76%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

                 GE Premier International
                       Equity Fund                MSCI EAFE
4/28/2000                 10,000                    10,000
5/00                       9,660                   9,755.8
6/00                      10,310                 10,137.25
7/00                       9,710                   9,712.2
8/00                       9,700                  9,796.69
9/00                       8,710                  9,319.59
10/00                      8,280                  9,099.47
11/00                      8,060                  8,758.23
12/00                   8,317.73                   9,069.5
1/1/2001                 8,439.3                  9,072.49
2/1/2001                7,638.94                  8,394.24
3/1/2001                7,162.77                  7,824.03

AGGREGATE
TOTAL RETURN

                            SIX       SINCE
                           MONTHS   INCEPTION
                          --------  ---------
GE Premier
 International Equity      -17.76%   -28.37%
MSCIEAFE                   -16.05%   -21.76%

SEE NOTES TO PERFORMANCE.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE PREMIER INTERNATIONAL EQUITY FUND

MARKET VALUE OF $8,870 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Europe          77.1%
Japan           13.7%
Pacific Rim      7.8%
Short Term       1.4%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 98.2%
--------------------------------------------------------------------------------
AUSTRALIA -- 2.7%

Brambles Industries Ltd. .........    11,135     $  238,501

FINLAND -- 2.9%

Sampo-Leonia (Series A) ..........     5,441        258,468

FRANCE -- 26.8%

Alstom ...........................    13,955        382,404
Aventis S.A. (Class A) ...........     3,766        291,208
Axa ..............................     2,957        327,500
BNP Paribas S.A. .................     2,900        243,123
Carrefour S.A. ...................     4,193        227,955
Lagardere S.C.A. .................     4,920        248,218
TotalFinaElf (Class B) ...........     2,775        374,719
Vivendi Universal S.A. ...........     4,847        293,570
                                                  2,388,697

GERMANY -- 7.9%

Dresdner Bank AG .................     5,907        267,042
Metallgesellschaft AG ............    16,263        180,549
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) .......       855        252,194
                                                    699,785

HONG KONG -- 2.1%

Cheung Kong (Holdings) Ltd. ......    18,000        188,653

                                       NUMBER
                                    OF SHARES         VALUE

IRELAND -- 3.1%

Bank of Ireland ..................    33,353     $  278,149

ITALY -- 2.8%

Banca Intesa S.p.A. ..............    64,532        246,377

JAPAN -- 13.6%

Canon Inc. .......................     9,000        326,243
Fujitsu Ltd. .....................    15,000        199,570
Minebea Co. Ltd. .................    23,000        163,265
Sony Corp. .......................     3,100        219,805
Toshiba Corp. ....................    52,000        303,250
                                                  1,212,133

NETHERLANDS -- 10.6%

ING Groep N.V. ...................     7,838        510,237
Koninklijke (Royal) Philips
   Electronics N.V. ..............     7,665        209,704
Koninklijke Ahold N.V. ...........     7,096        219,606
                                                    939,547

SPAIN -- 3.3%

Telefonica S.A. ..................    18,091        289,647(a)

TAIWAN -- 3.0%

Taiwan Semiconductor
   Manufacturing Co. Ltd. ........    99,000        267,119(a)

UNITED KINGDOM -- 19.4%

BAE Systems PLC ..................   103,526        461,309
CGNU PLC .........................    28,278        389,054
Invensys PLC .....................   162,344        308,712
Royal & Sun Alliance Insurance
   Group PLC .....................    40,943        278,019
Vodafone Group PLC ...............   107,264        293,781
                                                  1,730,875

TOTAL COMMON STOCK
   (COST $10,860,179) ............                8,737,951

--------------------------------------------------------------------------------
RIGHTS -- 0.1%
--------------------------------------------------------------------------------
SPAIN -- 0.1%

Telefonica S.A. expiring 03/21/01
   (COST $ 0) ....................    18,091          5,570(a)

TOTAL INVESTMENTS IN SECURITIES
   (COST $10,860,179) ............                8,743,521

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                            GE PREMIER INTERNATIONAL EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

SHORT-TERM INVESTMENTS -- 1.4%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $126,590) ...............   126,590     $  126,590

OTHER ASSETS AND LIABILITIES,
   NET 0.3% ......................                   29,205
                                                 ----------

NET ASSETS -- 100% ...............               $8,899,316
                                                 ==========

--------------------------------------------------------------------------------
OTHER INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

The GE Premier International Equity Fund invested in the following sectors at March 31, 2001:

                                             PERCENTAGE (BASED
SECTOR                                        ON MARKET VALUE)
--------------------------------------------------------------------------------
Financial                                             36.51%
Industrials                                           17.52%
Information Technology                                12.36%
Consumer - Discretionary                              10.95%
Telecommunication Services                             6.64%
Consumer - Staple                                      5.05%
Energy                                                 4.22%
Healthcare                                             3.28%
Materials                                              2.04%
Short Term                                             1.43%
                                                     -------
                                                     100.00%
                                                     =======

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE PREMIER VALUE EQUITY FUND

  Q&A

Q   HOW DID THE GE PREMIER VALUE EQUITY FUND PERFORM COMPARED
    TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Premier Value Equity Fund returned 1.61% for Class A Shares, 1.23% for Class B Shares, 1.19% for Class C Shares and 1.82% for Class Y Shares for the six-month period ended March 31, 2001. The benchmark Russell 1000 Value Index declined 2.47% for the same period.

Q WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The largest performance driver for the Fund was effective stock selection within seven out of nine sectors with notable above average performance in consumer stable, technology, and transportation. The only detractors from performance were the capital goods and basic materials sectors.

Q WHAT ARE SOME OF THE STOCKS THAT DROVE THE PERFORMANCE RESULTS?

A. Stock performance in technology was driven by what the Fund avoided, including holdings such as Cisco, EMC, and Oracle. Tosco Corp. performed well in the energy sector, and Allstate was a stand-out contributor among the financials. Within transportation, Burlington Northern returned almost 40% in the quarter. Baxter and Philip Morris were also notable performers in the consumer stable area.

Q WOULD YOU REVIEW THE STRATEGY FOR THE FUND?

A. The Fund's strategy is to invest in a concentrated group of strong, well-managed companies that sell at attractive valuations. These are primarily U.S. based companies with relatively large market capitalizations.

    After screening for undervalued companies, the Fund's holdings are selected by looking for the following characteristics: 1) attractive business mix; 2) strong management team; 3) solid growth and market share; and 4) favorable opinion from our equity analyst team.

    It is the objective of the Fund to keep the average valuation and turnover relatively low. The average price-to-earnings ratio for the Fund's holdings is currently under 15 times forward (next fiscal year) earnings. Turnover for the Fund is expected to remain around 50%, as our typical holding period for a stock is two-to-three years. The decision to sell stock is typically based on 1) a stock achieving its price target; 2) deteriorating company fundamentals; or 3) a change in analyst's opinions.

Q IS NOW A GOOD TIME FOR VALUE STOCKS?

A. Value stocks have significantly outperformed growth and technology equities over the last 12 months. This resulted from the correction of a huge valuation discrepancy that existed a year ago, when investors were bidding up "New Economy" stocks (mainly in the technology area) to extremely high levels.

    Value stocks are still attractively priced relative to growth. As of March 31, the Russell 1000 Value and Growth Indices were selling at 17 and 30 times forward expected earnings respectively. On both price-to-book and price-to-sales measures, the Value Index is less than one-half the multiple of the Growth Index. While expected 5-year growth rates are higher for growth companies, the gap is narrowing, as fundamental expectations for technology and telecom companies are scaled back.

Q   WHAT IS YOUR OUTLOOK FOR THE FUND?

A. Corporate profits in 2001 will decline, after two years of strong double-digit performance (as measured by S&P 500 operating profits). We feel the Fund is well-positioned to deliver good relative performance in a slowing economic environment.

    The Fund has significant weightings in capital goods, energy, financials and utilities (over 70% of the Fund's assets). In addition, the Fund is underweighted in consumer-cyclicals, consumer-stables, and technology.

    While capital goods is a cyclical group, Boeing, Eaton and Emerson Electric have favorably changed their business mix to grow even through an economic slowdown. Large individual holdings in energy and utilities include Devon Energy, Dominion Resources, Exelon Corp, and ExxonMobil. Top financials holdings include Allstate, Citigroup, and FleetBoston Financial.

    We continue to focus on valuation criteria in choosing stocks. This includes basic measure such as price-to-earnings ratio, price-to-cash flow, price-to-revenues, and dividend discount model returns. We also look at "sum-of-the-parts" valuations to determine a company's worth to a corporate or financial acquirer. So, in addition to owning the right companies, we strive to own them at good prices where the risk-reward balance is in our favor.

                                                    GE PREMIER VALUE EQUITY FUND

-------------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
-------------------------------------------
  The Allstate Corp.                  4.49%
-------------------------------------------
  Exelon Corp.                        4.16%
-------------------------------------------
  ExxonMobil Corp.                    3.96%
-------------------------------------------
  Devon Energy Corp.                  3.81%
-------------------------------------------
  Dominion Resources Inc.             3.75%
-------------------------------------------
  Burlington Northern Santa Fe Corp.  3.61%
-------------------------------------------
  SBC Communications Inc.             3.39%
-------------------------------------------
  Emerson Electric Co.                3.28%
-------------------------------------------
  Citigroup Inc.                      3.17%
-------------------------------------------
  FleetBoston Financial Corp.         3.17%
-------------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek long-term
 growth of capital and future
 income by investing primarily
 in a limited number of equity
 securities of large U.S.
 companies that the portfolio
 manager believes are
 undervalued by the market but
 have solid growth prospects.

 CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

                GE Premier      GE Premier
                 Value         Value Equity         Russell          S&P 500/
              Equity Fund      Fund w/load           Value         BARRA Value
4/28/2000         10,000            10,000           10,000           10,000
5/00              10,270          9,679.47           10,105         10,031.2
6/00               9,660          9,104.55          9,643.2         9,634.97
7/00               9,900          9,330.75         9,763.74         9,827.76
8/00              10,750         10,131.87        10,307.58        10,487.21
9/00              11,080          10,442.9           10,402        10,485.11
10/00             11,620         10,951.85        10,657.47        10,681.18
11/00             11,260         10,612.55        10,261.87         10,134.3
12/00          11,786.81         11,109.06        10,775.99        10,655.82
1/1/2001       11,573.24         10,907.78        10,816.94         11,105.7
2/1/2001       11,491.88          10,831.1        10,516.22        10,369.62
3/1/2001       11,257.98         10,610.64           10,145         9,960.33

AGGREGATE
TOTAL RETURN

                          SIX       SINCE
                         MONTHS   INCEPTION
                        --------  ---------
GE Premier Value Equity   1.61%    12.58%
GE Premier Value
 Equity W/LOAD           -4.24%     6.11%
 MAXIMUM LOAD OF 5.75%
Russell 1000 Value       -2.47%     1.45%
S&P 500/BARRA Value      -5.01%    -0.40%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

                GE Premier      GE Premier
                 Value         Value Equity         Russell          S&P 500/
              Equity Fund      Fund w/load           Value         BARRA Value
4/28/2000         10,000            10,000           10,000           10,000
5/00              10,270            10,270           10,105         10,031.2
6/00               9,650             9,650          9,643.2         9,634.97
7/00               9,880             9,880         9,763.74         9,827.76
8/00              10,720            10,720        10,307.58        10,487.21
9/00              11,050            11,050           10,402        10,485.11
10/00             11,580            11,580        10,657.47        10,681.18
11/00             11,210            11,210        10,261.87         10,134.3
12/00          11,733.77         11,733.77        10,775.99        10,655.82
1/1/2001       11,510.46         11,510.46        10,816.94         11,105.7
2/1/2001       11,429.26         11,429.26        10,516.22        10,369.62
3/1/2001       11,185.65         10,785.65           10,145         9,960.33

AGGREGATE
TOTAL RETURN

                          SIX      SINCE
                         MONTHS  INCEPTION
                        -------  ---------
GE Premier Value Equity   1.23%   11.86%
GE Premier Value
 Equity W/LOAD           -2.76%    7.86%
 MAXIMUM LOAD             4.00%    4.00%
Russell 1000 Value       -2.47%    1.45%
S&P 500/BARRA Value      -5.01%   -0.40%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

                GE Premier      GE Premier
                 Value         Value Equity         Russell          S&P 500/
              Equity Fund      Fund w/load           Value         BARRA Value
4/28/2000         10,000           10,000            10,000           10,000
5/00              10,270           10,270            10,105         10,031.2
6/00               9,650            9,650           9,643.2         9,634.97
7/00               9,880            9,880          9,763.74         9,827.76
8/00              10,720           10,720         10,307.58        10,487.21
9/00              11,050           11,050            10,402        10,485.11
10/00             11,570           11,570         10,657.47        10,681.18
11/00             11,210           11,210         10,261.87         10,134.3
12/00          11,728.91        11,728.91         10,775.99        10,655.82
1/1/2001       11,516.21        11,516.21         10,816.94         11,105.7
2/1/2001       11,425.05        11,425.05         10,516.22        10,369.62
3/1/2001       11,181.96        11,081.96            10,145         9,960.33

AGGREGATE
TOTAL RETURN

                           SIX       SINCE
                          MONTHS   INCEPTION
                         -------   ---------
GE Premier Value Equity  1.19%       11.82%
GE Premier Value
 Equity W/LOAD           0.20%       10.82%
 MAXIMUM LOAD            1.00%        1.00%
Russell 1000 Value      -2.47%        1.45%
S&P 500/BARRA Value     -5.01%       -0.40%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

                GE Premier
                 Value            Russell          S&P 500/
              Equity Fund          Value         BARRA Value
4/28/2000        10,000            10,000            10,000
5/00             10,280            10,105          10,031.2
6/00              9,670           9,643.2          9,634.97
7/00              9,900          9,763.74          9,827.76
8/00             10,760         10,307.58         10,487.21
9/00             11,090            10,402         10,485.11
10/00            11,630         10,657.47         10,681.18
11/00            11,270         10,261.87          10,134.3
12/00          11,800.9         10,775.99         10,655.82
1/1/2001      11,597.26         10,816.94          11,105.7
2/1/2001       11,515.8         10,516.22         10,369.62
3/1/2001       11,291.8            10,145          9,960.33

AGGREGATE
TOTAL RETURN

                            SIX       SINCE
                           MONTHS   INCEPTION
                          -------   ---------
GE Premier Value Equity    1.82%      12.92%
Russell 1000 Value        -2.47%       1.45%
S&P 500/BARRA Value       -5.01%      -0.40%

SEE NOTES TO PERFORMANCE.
PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE PREMIER VALUE EQUITY FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE PREMIER VALUE EQUITY FUND

MARKET VALUE OF $15,594 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:


Financial               25.6%
Utilities               18.3%
Energy                  15.1%
Capital Goods           11.5%
Consumer-Stable          8.5%
Basic Materials          7.4%
Consumer-Cyclical        6.2%
Transportation           4.4%
Technology               2.3%
Miscellaneous            0.7%

                                       NUMBER
                                    OF SHARES         VALUE

COMMON STOCK -- 99.5%
--------------------------------------------------------------------------------
BASIC MATERIALS -- 7.4%

Alcoa Inc. .......................     7,208    $   259,128
Bowater Inc. .....................     8,856        419,775
The Dow Chemical Co. .............     5,309        167,605
Westvaco Corp. ...................    12,975        314,384
                                                  1,160,892

CAPITAL GOODS -- 11.4%

Boeing Co. .......................     8,753        487,630
Eaton Corp. ......................     5,561        380,928
Emerson Electric Co. .............     8,238        510,756
Minnesota Mining &
   Manufacturing Co. .............     3,089        320,947
Thermo Electron Corp. ............     4,119         92,595(a)
                                                  1,792,856

CONSUMER - CYCLICAL -- 6.2%

CVS Corp. ........................     3,501        204,773
Delphi Automotive Systems Corp. ..    27,804        393,983
Eastman Kodak Co. ................     2,060         82,173
McDonald's Corp. .................    10,710        284,351
                                                    965,280

CONSUMER - STABLE -- 8.5%

Baxter International Inc. ........     4,634        436,245
IMS Health Inc. ..................     1,545         38,470
Kimberly-Clark Corp. .............     7,208        488,919
Philip Morris Cos. Inc. ..........     7,723        366,456
                                                  1,330,090

ENERGY -- 15.0%

Baker Hughes Inc. ................     2,060         74,798
BP Amoco PLC ADR .................     6,179        306,602

                                       NUMBER
                                    OF SHARES         VALUE

Conoco Inc. (Class B) ............    11,327    $   319,988
Devon Energy Corp. ...............    10,195        593,349
ExxonMobil Corp. .................     7,620        617,220
Tosco Corp. ......................    10,297        440,300
                                                  2,352,257

FINANCIAL -- 25.4%

AFLAC Inc. .......................       175          4,820
Aon Corp. ........................    13,387        475,239
Bank One Corp. ...................    11,327        409,811
Chubb Corp. ......................     5,664        410,300
Citigroup Inc. ...................    10,984        494,060
FleetBoston Financial Corp. ......    13,078        493,694
Hartford Financial Services
   Group Inc. ....................     5,149        303,791
J.P. Morgan Chase & Co. ..........     5,870        263,563
PNC Financial Services Group .....     6,385        432,584
The Allstate Corp. ...............    16,682        699,643(h)
                                                  3,987,505

MISCELLANEOUS -- 0.7%

SPDR Trust .......................       920        107,355

TECHNOLOGY -- 2.3%

Axcelis Technologies Inc. ........    30,893        357,200(a)

TRANSPORTATION -- 4.4%

Burlington Northern Santa Fe Corp.    18,536        563,124
Canadian Pacific Ltd. ............     3,295        120,926
                                                    684,050

UTILITIES -- 18.2%

Dominion Resources Inc. ..........     9,062        584,227
Duke Energy Corp. ................     8,238        352,092
El Paso Corp. ....................     6,693        437,053
Exelon Corp. .....................     9,886        648,522
SBC Communications Inc. ..........    11,842        528,508
Verizon Communications ...........     6,179        304,625
                                                  2,855,027

TOTAL INVESTMENTS IN SECURITIES
   (COST $14,340,912) ............               15,592,512

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.0%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $1,000) .................     1,000          1,000

OTHER ASSETS AND LIABILITIES,
   NET 0.5% ......................                   77,625
                                                -----------

NET ASSETS -- 100% ...............              $15,671,137
                                                ===========

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

  Q&A

Q. DESCRIBE WHAT HAPPENED IN THE FIXED INCOME MARKETS DURING
   THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. Although the six months ending March 31, 2001 were not kind to the U.S. economy or equity market, the U.S. bond market performed very well. The economy as measured by Real Gross Domestic Product (GDP) grew at a paltry 1.0% in the fourth quarter of 2000 and showed few signs of improving in the first quarter of 2001. With the manufacturing sector in virtual recession, and business and consumer confidence waning, the Federal Open Market Committee, in a rare move between its own scheduled meetings, lowered the Federal Funds rate to 6.00% from 6.50% on January 3, 2001. Consumer spending remained resilient despite reports of declining confidence in early 2001, helping to allay fears of a recession. However, the Fed remained disposed to adding liquidity, reducing the Federal Funds rate another 1 percent to 5.00%, just 25 basis points above the level where tightening began in June of 1999. A "flight to quality" away from the equity market and market expectations of aggressive Fed easing, pushed interest rates down across the entire Treasury yield curve, particularly in short and intermediate maturities. Two, ten and thirty- year yields dropped 180, 88 and 44 basis points, respectively, to finish the period at 4.17%, 4.92% and 5.44%.

    For the six-month period, the bond market, represented by the Lehman Brothers Aggregate Bond Index, posted a total return of 7.37%. With the decline in interest rates, the government sector performed well, returning 7.63%. The credit sector posted a total return of 7.78% for the six months. Corporate securities under performed Treasuries significantly in 4Q 2000 under pressure from declining earnings and fears of recession, but rebounded nicely in January 2001 as demand picked up when the Federal Reserve began to lower short- term rates. Mortgage backed securities returned 6.72% during the period, lagging treasury notes, as yield spreads widened from increased volatility and prepayments.

Q. HOW DID THE GE FIXED INCOME FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Fixed Income Fund posted a return of 7.14% for Class A Shares, 6.64% for Class B Shares, 6.65% for Class C Shares and 7.28% for Class Y Shares for the six-month period ended March 31, 2001, only slightly underperforming the Lehman Brothers Aggregate Bond Index, which returned 7.37%. The average return for the Lipper peer group of 138 Intermediate Bond funds for the same period was 6.99%.

Q. WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. Our heavier than average position in the 3- to 5-year maturity area performed well as the yield curve steepened. Our position in Treasury Inflation-Indexed notes performed strongly as real interest rates declined. Good security selection within the corporate and mortgage sectors enhanced relative return as well.

 Q. EXPLAIN YOUR OUTLOOK FOR THE FIXED INCOME MARKET?

A.   With the expectation of further
    interest rate cuts by the Fed, we have positioned the Fund to take advantage of falling interest rates and a steeper yield curve by lengthening the portfolio's duration and putting more emphasis on securities in the 2 to 5 year maturity sector. The Fund benefited nicely from our holdings in 10-year Inflation-indexed notes, which we still believe offer value. Wide credit spreads, reflecting recession-like default levels, led us to increase our weighting in corporate debt securities (2% above the index), offset by underweighting government agencies. Within the corporate portfolio, we favor the telecommunication and insurance sectors. As the economy shows signs of improving, we expect to boost our holdings of mortgage-backed securities. Within our mortgage portfolio, we prefer lower coupon, 30-year conventional mortgage securities, which provide some protection against rising prepayment activity on mortgage bonds. We also own more 15-year issues, which should perform better as the yield curve continues to steepen. Our relative value process, with an emphasis on managing risk, should benefit Fund performance in these volatile markets.

                                                            GE FIXED INCOME FUND

------------------------------------------
QUALITY RATINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
------------------------------------------
Moody's/                     Percentage of
S&P Rating *                 Market Value
------------------------------------------
Aaa or better                   78.02%
Aa to A                         15.04%
Below A                          6.94%
------------------------------------------
                               100.00%

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek maximum
 income consistent with prudent
 investment management and
 the preservation of capital by
 investing primarily in a variety
 of investment grade debt
 securities.

LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX       ONE     FIVE
                MONTHS     YEAR    YEAR
                ------     ----    ----
Number of
Funds in
peer group:        138      136      92
------------------------------------------
Peer group
average annual
total return:    6.99%   11.47%   6.46%
------------------------------------------

Lipper categories
in peer group:  Intermediate U.S.
Government, Intermediate U.S. Treasury

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

                                   GE Fixed Income
              GE Fixed Income         w/load              LB Aggregate
2/22/93             10,000               9,575                  10,000
9/93                10,524           10,079.81               10,576.96
9/94             10,211.26            9,780.18               10,235.87
9/95              11,519.5           11,033.11               11,675.08
9/96             11,991.43           11,485.12               12,244.82
9/97             13,124.17           12,570.04               13,437.82
9/98                14,444           13,834.25                14,983.1
9/99             14,270.44           13,668.26               14,926.95
9/00             15,117.54           14,479.62               15,969.85
3/1/2001         16,196.83           15,513.37               17,146.52

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE      FIVE     SINCE
                          MONTHS    YEAR     YEAR   INCEPTION
                         --------  ------   ------  ---------
GE Fixed Income           7.14%    11.66%    6.64%    6.13%
GE Fixed Income W/LOAD    2.59%     6.87%    5.73%    5.57%
 MAXIMUM LOAD OF 4.25%
LB Aggregate              7.37%    12.53%    7.48%    6.88%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

                                        GE Fixed Income
                  GE Fixed Income          w/load                LB Aggregate
12/22/93                10,000               10,000                   10,000
9/94                  9,669.13             9,669.13                 9,671.79
9/95                  10,827.5             10,827.5                11,031.69
9/96                 11,196.65            11,196.65                11,570.04
9/97                  12,164.5             12,164.5                12,697.29
9/98                    13,288               13,288                14,157.41
9/99                 13,042.69            13,042.69                14,104.35
9/00                 13,787.91            13,787.91                15,089.78
3/1/2001             13,884.91            13,884.91                16,201.61

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE      FIVE     SINCE
                          MONTHS    YEAR     YEAR   INCEPTION
                         --------  ------   ------  ---------
GE Fixed Income           6.64%    10.73%    5.87%    5.50%
GE Fixed Income W/LOAD    3.64%     7.73%    5.87%    5.50%
 MAXIMUM LOAD             3.00%     3.00%    0.00%    0.00%
LB Aggregate              7.37%    12.53%    7.48%    6.86%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

                                   GE Fixed Income
               GE Fixed Income         w/load              LB Aggregate
9/30/99              10,000              10,000                  10,000
12/99              9,967.76            9,967.76                9,987.82
03/00             10,134.71           10,134.71               10,208.31
06/00              10,240.5            10,240.5               10,385.23
09/00             10,514.93           10,514.93               10,698.67
12/00             10,921.61           10,921.61               11,149.49
3/1/2001          11,214.34           11,214.34               11,486.96

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE       SINCE
                          MONTHS    YEAR    INCEPTION
                         --------  ------   ---------
GE Fixed Income           6.65%    10.74%     7.93%
GE Fixed Income W/LOAD    5.65%     9.73%     7.93%
 MAXIMUM LOAD             1.00%     1.00%     0.00%
LB Aggregate              7.37%    12.53%     9.67%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

                GE Fixed Income      LB Aggregate
11/29/93              10,000              10,000
9/94                 9,765.5            9,724.21
9/95               11,044.37           11,091.48
9/96               11,887.32           11,632.74
9/97               12,643.48           12,766.11
9/98                  13,950           14,234.14
9/99               13,827.95            14,180.8
9/00               14,672.97           15,171.57
3/1/2001           15,740.62           16,289.43

AVERAGE ANNUAL
TOTAL RETURN

                           SIX      ONE      FIVE     SINCE
                          MONTHS    YEAR     YEAR   INCEPTION
                         --------  ------   ------  ---------
GE Fixed Income           7.28%    11.85%    6.91%    6.38%
LB Aggregate              7.37%    12.53%    7.48%    6.87%

* MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE FIXED INCOME FUND

MARKET VALUE OF $216,258 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

MORTGAGE BACKED           33.3%
CORPORATE NOTES           22.5%
ASSETS BACKED & OTHER     19.8%
U.S. TREASURIES           19.3%
FEDERAL AGENCIES           5.1%

                                    PRINCIPAL
                                       AMOUNT         VALUE

BONDS AND NOTES -- 105.1%
--------------------------------------------------------------------------------
U.S. TREASURIES -- 23.0%

U.S. Treasury Bonds
   9.125%   05/15/09 .............$  380,000    $   428,390
   8.125%   08/15/19 ............. 8,940,000     11,538,143(h)
   6.25%    05/15/30 .............   670,000        736,055(j)
   5.375%   02/15/31 ............. 2,395,000      2,364,320
                                                 15,066,908
U.S. Treasury Notes
   4.625%   02/28/03 ............. 7,450,000      7,502,374(j)
   4.25%    03/31/03 ............. 1,915,000      1,917,087
   6.75%    05/15/05 ............. 3,935,000      4,252,869(j)
   5.75%    11/15/05 ............. 3,605,000      3,782,402(j)
   3.875%   01/15/09 ............. 3,469,573      3,607,280(h)
   3.50%    01/15/11 ............. 2,730,910      2,774,850
   5.00%    02/15/11 ............. 2,880,000      2,894,861(j)
                                                 26,731,723

TOTAL U.S. TREASURIES
   (COST $40,802,403) ............               41,798,631

FEDERAL AGENCIES -- 6.1%

Federal Home Loan Bank
   5.125%   01/13/03 ............. 2,330,000      2,349,665
Federal Home Loan Mortgage Corp.
   6.22%    03/18/08 .............   880,000        882,200
Federal National Mortgage Assoc.
   5.64%    12/10/08 .............   935,000        923,986
   5.78%    05/05/04 .............   685,000        691,528
   6.04%    02/25/09 .............   590,000        591,103
   7.00%    07/15/05 .............   760,000        812,486
   7.125%   01/15/30 ............. 1,675,000      1,857,424
   7.25%    01/15/10 ............. 2,715,000      3,000,917
                                                  7,877,444

TOTAL FEDERAL AGENCIES
   (COST $10,977,952) ............               11,109,309

                                    PRINCIPAL
                                       AMOUNT         VALUE

AGENCY MORTGAGE BACKED -- 29.1%

Federal Home Loan Mortgage Corp.
   6.00%    04/01/29 - 01/01/30 ..$2,485,729    $ 2,428,709
   6.50%    07/01/29 - 08/01/29 ..   418,268        417,353
   7.00%    02/01/30 .............   318,252        322,526
   7.50%    11/01/09 - 02/01/30 .. 1,035,515      1,065,667
   8.50%    04/01/30 - 10/01/30 .. 1,318,690      1,376,381
   9.00%    12/01/16 .............   163,407        172,138
   9.50%    04/01/21 .............    14,217         15,185(h)
                                                  5,797,959
Federal National Mortgage Assoc.
   5.50%    11/01/13 - 03/01/16 .. 6,397,036      6,272,039
   6.00%    09/01/14 - 10/01/29 .. 2,577,529      2,552,890
   6.50%    01/01/29 - 04/01/30 .. 1,009,730      1,007,397
   7.00%    08/01/13 - 02/01/30 .. 1,758,947      1,797,614
   7.50%    12/01/09 - 02/01/30 .. 5,110,146      5,257,926
   8.00%    12/01/12 - 01/01/31 .. 3,590,814      3,716,229
   8.50%    11/01/30 - 01/01/31 .. 1,308,127      1,363,368
   9.00%    06/01/09 - 01/01/31 .. 1,886,365      1,991,060
   5.50%    TBA .................. 5,237,000      5,133,883(c)
   6.00%    TBA .................. 2,291,000      2,233,725(c)
   6.50%    TBA .................. 3,019,000      3,054,866(c)
   7.50%    TBA .................. 4,851,000      4,993,522(c)
                                                 39,374,519
Government National Mortgage Assoc.
   6.50%    02/15/24 - 04/15/28 .. 1,769,976      1,773,070
   7.00%    03/15/12 - 04/15/28 .. 1,664,723      1,707,496
   7.50%    01/15/23 - 09/15/28 .. 1,998,694      2,054,499
   8.00%    07/15/27 - 06/15/30 .. 1,067,054      1,102,002
   9.00%    11/15/16 - 12/15/21 .. 1,030,669      1,101,502
                                                  7,738,569

TOTAL AGENCY MORTGAGE BACKED
   (COST $52,519,883) ............               52,911,047

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 4.2%

Collateralized Mortgage Obligation Trust
   4.53%    11/01/18 .............    53,685         43,049(d,f)
   7.28%    09/01/15 .............    19,900         19,059(d,f)
                                                     62,108
Federal Home Loan Mortgage Corp.
   3.92%    10/15/23 .............   179,902        137,568(d,f)
   5.16%    05/15/24 .............   126,000         86,664(d,f)
   5.843%   04/15/01 .............   302,760        236,247(i)
   6.00%    09/15/23 .............   196,000        197,960
   6.50%    02/15/14 .............   347,537         71,354(g)
   7.00%    01/15/28 .............   101,000         27,995(g)
   7.087%   04/15/01 .............   300,000        275,751(i)
   7.229%   04/15/01 .............   109,000         95,232(i)
   7.50%    04/15/01 - 07/15/29 .. 1,086,370        508,678(i)
   7.75%    03/15/22 .............   909,565        950,777
   7.889%   04/15/01 .............   445,440        397,288(i)
   8.00%    04/15/20 .............    27,028         28,050
   8.381%   04/15/01 .............   139,000        131,268(i)
   8.938%   04/05/01 .............   165,000        171,470(i)
                                                  3,316,302

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

Federal Home Loan Mortgage
   Corp. STRIPS
   3.30%    06/01/29 .............$1,953,206    $ 1,607,098(d,f)
   4.98%    04/01/28 .............    91,177         69,710(d,f)
   5.48%    08/01/27 .............   271,165        230,464(d,f)
   8.00%    02/01/23 - 07/01/24 ..   239,306         45,953(g)
                                                  1,953,225
Federal National Mortgage Assoc.
   4.79%    10/25/29 .............   237,411        177,761(d,f)
Federal National Mortgage Assoc. REMIC
   4.99%    12/25/22 .............    50,875         41,779(d,f)
   5.875%   04/25/01 .............   125,000        102,929(i)
   6.276%   04/18/01 .............   144,210        115,413(i)
   8.97%    04/25/01 .............   103,499        101,078(i)
   9.913%   04/25/01 .............   211,719        209,635(i)
1,008.00%   05/25/22 .............       369          7,607(g)
1,080.913%  03/25/22 .............       312          7,813(g)
                                                    586,254
Federal National Mortgage Assoc. STRIPS
   4.88%    05/01/28 .............   679,665        525,891(d,f)
   7.00%    12/01/29 .............   481,192         92,930(g)
   7.50%    11/01/23 - 07/01/27 .. 2,679,469        516,449(g)
   8.00%    02/01/23 - 11/01/29 .. 2,327,509        450,929(g)
   8.50%    03/01/17 - 07/25/22 ..   172,593         33,024(g)
   9.00%    05/25/22 .............    51,955         10,853(g)
                                                  1,630,076

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $7,420,975) .............                7,725,726

ASSET BACKED -- 9.8%

Advanta Mortgage Loan Trust Corp.
   6.30%    07/25/25 .............    17,859         18,074
American Express Credit Account
   Master Trust
   5.364%   04/15/01 .............   107,000        107,200(i)
American Express Master Trust
   5.314%   04/15/01 ............. 1,244,000      1,245,940(i)
Arran Master Trust
   5.173%   06/15/01 .............   100,000        100,000(i,p)
Citibank Credit Card Master Trust I
   5.30%    01/09/06 .............   375,000        376,991
Discover Card Master Trust I
   5.274%   04/15/01 ............. 1,574,000      1,574,488(i)
First Chicago Master Trust II
   5.404%   04/15/01 ............. 1,000,000      1,001,870(i)
First Deposit Master Trust
   5.334%   04/15/01 ............. 3,000,000      3,005,610(d,i,p)
Ford Credit Auto Owner Trust
   7.03%    11/15/03 .............   305,000        311,957
Green Tree Financial Corp.
   Series 1993-1
   6.90%    04/15/18 .............    85,822         87,082
MBNA Master Credit Card Trust
   5.243%   04/15/01 ............. 1,000,000      1,000,000(i,p)
   5.394%   04/15/01 .............   358,000        358,895(i)

                                    PRINCIPAL
                                       AMOUNT         VALUE

Metris Master Trust
   5.217%   04/20/01 .............$2,000,000    $ 2,000,625(i,p)
Mid-State Trust
   7.54%    07/01/35 .............    44,341         43,274
National City Credit Card
   Master Trust
   5.313%   08/15/07 ............. 1,000,000      1,000,000(p)
Providian Gateway Master Trust
   5.38%    04/15/01 ............. 1,050,000      1,050,000(b,i)
Providian Master Trust
   5.33%    04/15/01 ............. 3,000,000      3,001,875(i,p)
PSE&G Transition Funding LLC
   6.61%    06/15/15 .............   370,000        377,633(i)
Superior Wholesale Inventory
   Financing Trust
   5.806%   04/15/01 ............. 1,000,000      1,000,300(i,p)
West Penn Funding LLC
   6.81%    09/25/08 .............   117,000        122,119

TOTAL ASSET BACKED
   (COST $17,734,007) ............               17,783,933

CORPORATE NOTES -- 26.7%

Abbey National Capital Trust I
   8.963%   12/29/49 .............   295,000        325,944(i)
Abbey National PLC
   6.70%    06/29/49 .............   220,000        213,031(i)
   7.35%    10/29/49 .............   145,000        148,587(i)
AES Drax Holdings Ltd.
   10.41%   12/31/20 .............   200,000        219,978(b)
Aetna Services Inc.
   7.375%   03/01/06 .............   315,000        315,822
   6.97%    08/15/36 .............   330,000        338,880
Ahold Finance USA Inc.
   6.25%    05/01/09 .............   135,000        129,603
   8.25%    07/15/10 .............   180,000        196,254
   Air 2 US
   10.127%  10/01/19 .............   345,000        382,698(b)
Allstate Financial Global Funding
   6.15%    02/01/06 .............   360,000        364,810(b)
Amerada Hess Corp.
   7.875%   10/01/29 .............   405,000        427,611
American Airlines Inc.
   9.71%    01/02/07 .............   246,997        263,541
   6.855%   10/15/10 .............    97,344        100,576
   10.18%   01/02/13 .............    75,000         80,414
American Home Products Corp.
   5.875%   03/15/04 .............   250,000        250,602(b)
   6.70%    03/15/11 .............   500,000        504,250(b)
Arvin Industries Inc.
   7.125%   03/15/09 .............   110,000         90,657
Associates Corp. of North America
   6.375%   10/15/02 .............   300,000        306,033
   5.75%    11/01/03 .............   935,000        946,519
AT&T Corp.
   6.50%    03/15/29 .............   375,000        316,808
AT&T Wireless Services Inc.
   7.35%    03/01/06 .............   235,000        236,812(b)
   8.75%    03/01/31 .............   240,000        239,412(b)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE
Axa
   8.60%    12/15/30 .............$  425,000    $   458,079
Bank of America Corp.
   7.40%    01/15/11 .............   325,000        341,975
Bank One Corp.
   5.966%   04/09/01 .............   500,000        499,850(i,p)
   6.50%    02/01/06 .............   175,000        178,306
Barclays Bank PLC
   8.55%    09/29/49 .............   275,000        303,830(b)
BCI US Funding Trust I
   8.01%    12/29/49 .............   150,000        146,844(b)
Beckman Instruments Inc.
   7.10%    03/04/03 .............   100,000        100,263
Bell Telephone Co. - Pennsylvania
   8.35%    12/15/30 .............    75,000         85,175
Bellsouth Capital Funding
   7.875%   02/15/30 .............   395,000        424,676
Bellsouth Telecomm Inc.
   6.375%   06/01/28 .............   465,000        415,566
Boeing Capital Corp.
   7.10%    09/27/05 .............   375,000        399,761
Boston University
   7.625%   07/15/97 .............   325,000        326,008
Brascan Ltd.
   7.375%   10/01/02 .............    60,000         60,350
Bristol-Myers Squibb Co.
   6.875%   08/01/97 .............   100,000         98,739
British Telecommunications PLC
   8.125%   12/15/10 .............   330,000        342,061
Capital One Bank
   6.875%   02/01/06 .............   430,000        416,618
CBS Corp.
   7.15%    05/20/05 .............   170,000        177,669
CIT Group Inc.
   7.125%   10/15/04 .............   620,000        641,483
   7.625%   08/16/05 .............   195,000        205,696
Citigroup Inc.
   5.70%    02/06/04 .............   300,000        303,684
   7.25%    10/01/10 .............   315,000        331,925
Clear Channel Communications Inc.
   7.25%    09/15/03 .............   415,000        429,106
   7.875%   06/15/05 .............   195,000        206,881
Cleveland Electric Toledo Edison
   7.67%    07/01/04 .............   225,000        235,496
Coca-Cola Enterprises Inc.
   6.70%    10/15/36 .............   165,000        170,744
Conseco Inc.
   8.70%    11/15/26 .............    37,000         21,275
Corporacion Andina De Fomento
   6.75%    03/15/05 .............   190,000        192,119
CSC Holdings Inc.
   8.125%   07/15/09 .............   200,000        202,990
DaimlerChrysler AG
   5.153%   06/15/01 ............. 2,000,000      1,966,000(i,p)
   7.40%    01/20/05 .............   275,000        282,054
   8.00%    06/15/10 .............   255,000        266,192
   8.50%    01/18/31 .............   125,000        129,672
Delphi Automotive Systems Corp.
   6.125%   05/01/04 .............   245,000        244,015

                                    PRINCIPAL
                                       AMOUNT         VALUE

Delta Air Lines Inc.
   7.57%    11/18/10 .............$  805,000    $   866,832
Deutsche Telekom AG
   7.75%    06/15/05 .............   150,000        154,850
   8.25%    06/15/30 .............   535,000        515,151
Dominion Resources Inc.
   6.00%    01/31/03 .............   305,000        307,635
Dresdner Funding Trust I
   8.151%   06/30/31 .............   415,000        416,706(b)
Duke Capital Corp.
   7.25%    10/01/04 .............   795,000        830,195
Duke Energy Corp.
   5.375%   01/01/09 .............   400,000        374,520
El Paso Corp.
   7.375%   12/15/12 .............   350,000        365,344
Empresa Nacional De Electricidad
   8.125%   02/01/97 .............   100,000         80,271
Enron Corp.
   8.00%    08/15/05 .............   330,000        351,511(b)
ERAC USA Finance Co.
   8.25%    05/01/05 .............   445,000        464,251(b)
FedEx Corp.
   7.85%    01/30/15 .............   135,144        142,306
First Union Corp.
   7.55%    08/18/05 .............   250,000        265,123
Ford Motor Co.
   7.375%   10/28/09 .............   325,000        336,258
   7.45%    07/16/31 .............   205,000        200,582
Ford Motor Credit Co.
   7.60%    08/01/05 .............   265,000        280,010
   6.875%   02/01/06 .............   300,000        308,172
   7.875%   06/15/10 .............    35,000         37,504
FPL Group Capital Inc.
   7.375%   06/01/09 .............   645,000        676,766
France Telecom S.A.
   7.20%    03/01/06 .............   180,000        182,894(b)
   7.75%    03/01/11 .............   185,000        185,723(b)
   8.50%    03/01/31 .............   185,000        184,758(b)
General Motors Acceptance Corp.
   5.80%    03/12/03 .............   295,000        296,723
   5.75%    11/10/03 .............   110,000        110,212
   6.125%   01/22/08 .............   175,000        170,226
   7.25%    03/02/11 .............   375,000        383,681
Georgia-Pacific Group
   9.95%    06/15/02 .............   105,000        108,524
Guangdong International Trust &
   Investment Corp.
   8.75%    10/24/16 .............    65,000          4,550(b,l)
Heritage Media Corp.
   8.75%    02/15/06 .............   120,000        120,000
Household Finance Corp.
   6.125%   07/15/02 .............   135,000        136,069(i)
HSBC Capital Funding LP
   9.547%   06/30/10 .............   355,000        407,323(b,i)
Hydro-Quebec
   8.25%    04/15/26 .............   360,000        424,944
International Paper Co.
   8.00%    07/08/03 .............   290,000        303,555
   8.125%   07/08/05 .............   190,000        202,748

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

Israel Electric Corp. Ltd.
   7.125%   07/15/05 .............$   95,000    $    95,523(b)
   8.10%    12/15/96 .............   240,000        188,445(b)
J.P. Morgan Chase & Co.
   6.75%    02/01/11 .............   170,000        173,487
John Hancock Financial Services Inc.
   6.50%    03/01/11 .............   245,000        245,196(b)
Kellogg Co.
   5.50%    04/01/03 .............   500,000        498,730(b)
   7.45%    04/01/31 .............   175,000        174,746(b)
Koninklijke (Royal) KPN NV
   7.50%    10/01/05 .............   345,000        338,921
Kroger Co.
   7.375%   03/01/05 .............   130,000        135,814
LCI International Inc.
   7.25%    06/15/07 .............   366,000        371,841
Lehman Brothers Holdings Inc.
   7.50%    08/01/26 .............   205,000        212,763
Lenfest Communications Inc.
   8.375%   11/01/05 .............   165,000        179,504
Lumbermens Mutual Casualty
   8.30%    12/01/37 .............    35,000         27,674(b)
Marconi Corp. PLC
   8.375%   09/15/30 .............   775,000        705,870
Meditrust
   7.114%   08/15/04 .............   130,000        109,850
Merita Bank Ltd.
   7.15%    12/29/49 .............   145,000        146,396(b,i)
MidAmerican Energy Co.
   7.375%   08/01/02 .............   245,000        251,707
Midwest Generation LLC
   8.56%    01/02/16 .............   490,000        470,547(b)
Monumental Global Funding
   6.05%    01/19/06 .............   310,000        313,317(b)
Morgan Stanley, Dean Witter & Co.
   7.125%   01/15/03 .............   130,000        134,540
Nabisco Inc.
   6.70%    06/15/02 .............   550,000        557,959
   6.125%   02/01/33 .............   140,000        141,254
National Rural Utilities Cooperative
   6.046%   04/15/03 .............   115,000        117,136
NB Capital Trust IV
   8.25%    04/15/27 .............   220,000        220,882
News America Holdings Inc.
   7.625%   11/30/28 .............   200,000        186,290
Noram Energy Corp.
   6.375%   11/01/03 .............   140,000        142,909(i)
Ontario Province of Canada
   7.375%   01/27/03 .............   270,000        282,226
Osprey Trust/Osprey I
   7.797%   01/15/03 .............   430,000        439,876(b)
Pacific Gas & Electric Co.
   7.375%   11/01/05 .............   105,000         80,325(b)
Pactiv Corp.
   8.375%   04/15/27 .............   215,000        193,461
Pemex Finance Ltd.
   9.03%    02/15/11 .............   260,000        281,419
Pepsi Bottling Holdings Inc.
   5.375%   02/17/04 .............   300,000        299,292(b)

                                    PRINCIPAL
                                       AMOUNT         VALUE

Petroleos Mexicanos
   9.50%    09/15/27 .............$  340,000    $   358,700
Pharmacia Corp.
   5.75%    12/01/05 .............   150,000        152,887
Philip Morris Cos. Inc.
   7.20%    02/01/07 .............   100,000        104,682
Phillips Petroleum Co.
   9.375%   02/15/11 .............   170,000        206,147
PP&L Capital Funding Inc.
   7.75%    04/15/05 .............   305,000        317,554
Principal Life Global Funding
   6.125%   03/01/06 .............   355,000        358,284(b)
Procter & Gamble Co.
   9.36%    01/01/21 .............   205,000        265,176
Progress Energy Inc.
   6.55%    03/01/04 .............   210,000        213,875
   7.75%    03/01/31 .............   215,000        221,968
Quebec Province of Canada
   7.50%    09/15/29 .............   235,000        257,407
Qwest Capital Funding Inc.
   7.25%    02/15/11 .............   345,000        350,472(b)
Qwest Corp.
   7.625%   06/09/03 .............   500,000        519,385
   5.625%   11/15/08 .............   150,000        138,280
Raytheon Co.
   7.90%    03/01/03 .............   550,000        564,528
   6.75%    08/15/07 .............   200,000        198,190
Royal & Sun Alliance Insurance
   Group PLC
   8.95%    10/15/29 .............   210,000        219,341
Royal Bank of Scotland Group PLC
   8.817%   03/31/49 .............   290,000        313,835
   9.118%   03/31/49 .............   265,000        299,736
Safeway Inc.
   6.15%    03/01/06 .............   345,000        347,701
SBC Communications Inc.
   6.25%    03/15/11 .............   240,000        238,190
Southern California Edison Co.
   7.20%    11/03/03 .............   155,000        122,450
St. George Funding Co.
   8.485%   12/31/49 .............   100,000         90,607(b)
Stop & Shop Cos. Inc.
   9.75%    02/01/02 .............    80,000         82,880
SunAmerica Inc.
   5.60%    07/31/97 .............   485,000        368,973
Suntrust Bank Inc.
   6.00%    01/15/28 .............    65,000         64,046
Tele-Communications Inc.
   9.80%    02/01/12 .............   165,000        197,771
Telefonica Europe BV
   7.35%    09/15/05 .............   380,000        395,694
The Walt Disney Co.
   5.62%    12/01/08 .............   150,000        141,836
Tosco Corp.
   7.625%   05/15/06 .............   105,000        112,483
TRW Inc.
   6.625%   06/01/04 .............   200,000        197,164
Turner Broadcasting Systems Inc.
   8.375%   07/01/13 .............   160,000        180,216

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

TXU Eastern Funding Co.
   6.45%    05/15/05 .............$  385,000    $   384,088
Tyco International Group S.A.
   6.875%   09/05/02 .............   500,000        509,590
   6.375%   02/15/06 .............   360,000        363,787
   6.75%    02/15/11 .............   395,000        396,857
UBS PFD Funding Trust I
   8.622%   10/29/49 .............   245,000        270,806(i)
Unilever Capital Corp.
   6.875%   11/01/05 .............   190,000        199,335
Union Carbide Corp.
   6.79%    06/01/25 .............   370,000        385,207
Union Oil Co.
   7.35%    06/15/09 .............   200,000        210,476
United Air Lines Inc.
   7.73%    07/01/10 .............   200,000        212,112
   9.56%    10/19/18 .............   125,000        132,982
US Airways Pass-Through Trust
   8.36%    01/20/19 .............   278,602        300,687
USA Networks Inc.
   6.75%    11/15/05 .............   165,000        169,110
Viacom Inc.
   7.75%    06/01/05 .............   315,000        337,132
Vodafone Group PLC
   7.625%   02/15/05 .............   465,000        493,490
WCG Note Trust
   8.25%    03/15/04 .............   500,000        497,965(b)
Williams Cos. Inc.
   6.125%   12/01/03 .............   110,000        110,716
WorldCom Inc.
   6.40%    08/15/05 .............   165,000        161,650
   7.375%   01/15/06 .............   500,000        507,205(b)
   8.875%   01/15/06 .............   200,000        204,420
Yale University
   7.375%   04/15/96 .............    70,000         75,354
Yorkshire Power Pass-Through
   Asset Trust
   8.25%    02/15/05 .............   160,000        174,362(b)

TOTAL CORPORATE NOTES
   (COST $47,772,116) ............               48,615,550

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 6.2%

Bear Stearns Commercial Mortgage
   Securities
   6.80%    09/15/08 .............   281,947        292,470
Chase Commercial Mortgage
   Securities Corp.
   6.025%   08/18/07 .............   340,915        344,952
   6.39%    11/18/08 .............   714,000        724,833
   6.484%   02/14/11 .............   122,000        121,504(b)
   6.56%    05/18/30 .............   240,000        245,986
Commercial Mortgage
   Acceptance Corp.
   6.03%    03/15/08 .............   395,000        396,406
   6.04%    08/15/08 .............   122,000        120,780
   6.457%   02/16/34 .............    60,000         60,141(b)

                                    PRINCIPAL
                                       AMOUNT         VALUE

DLJ Commercial Mortgage Corp.
   6.24%    11/12/31 .............$  698,000    $   701,386
First Union Lehman Brothers -
   Bank of America
   6.28%    06/18/07 .............    39,485         40,288
First Union National Bank of America
   Commercial Mortgage Trust
   6.136%   12/15/10 .............   184,000        181,930
   6.315%   12/15/10 .............    61,000         60,333
GMAC Commercial Mortgage
   Security Inc.
   6.42%    08/15/08 .............   237,000        240,313
GS Mortgage Securities Corp.
   (Class A)
   6.86%    07/13/30 .............   207,000        212,309
Holmes Financing PLC
   5.818%   04/15/01 ............. 1,000,000      1,000,000(i,p)
LB Commercial Conduit
   Mortgage Trust
   6.41%    08/15/07 .............   739,350        757,514
   6.78%    04/15/09 .............    50,000         51,789
Morgan Stanley Capital I
   6.86%    05/15/06 .............   157,861        162,820(b)
   6.25%    07/15/07 .............   120,295        122,907
   6.34%    11/15/07 .............    39,165         40,096
   6.55%    12/15/07 .............    85,000         87,208
   6.52%    01/15/08 .............    79,000         80,795
   6.76%    11/15/08 .............   886,520        916,163
   7.11%    07/15/09 .............   420,000        440,409
Morgan Stanley Dean Witter Capital I
   6.32%    09/15/09 .............   416,464        424,078
   7.20%    09/15/10 ............. 1,722,000      1,819,638
   6.66%    01/15/11 .............   180,000        184,556
   7.00%    02/15/11 .............    60,000         61,491
   6.54%    10/15/11 .............   324,000        330,936
   1.62%    08/15/18 .............   848,225         60,303(b,g)
Nationslink Funding Corp.
   6.001%   11/20/07 .............   133,345        134,628
Norwest Asset Securities Corp.
   6.25%    12/25/28 .............   612,327        535,474
Residential Asset Securitization Trust
   1.065%   08/25/30 ............. 1,700,283         29,415(g)
Salomon Brothers Mortgage
   Securities Inc.
   7.00%    07/25/24 .............   377,079        358,899
Structured Asset Securities Corp.
   1.586%   02/25/28 .............   719,916         47,469(g)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $11,253,979) ............               11,390,219

TOTAL BONDS AND NOTES
   (COST $188,481,315) ...........              191,334,415

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE FIXED INCOME FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES        VALUE

PREFERRED STOCK -- 0.3%
--------------------------------------------------------------------------------
DOMESTIC PREFERRED -- 0.3%

Centaur Funding Corp.
   (Series B), 9.08%
   (COST $651,829) ..............        600   $    631,984(a,b)

TOTAL INVESTMENTS IN SECURITIES
   (COST $189,133,144) ..........               191,966,399

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 13.4%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund ..  4,364,176      4,364,176(p)

                                    PRINCIPAL
                                       AMOUNT        VALUE
--------------------------------------------------------------------------------

FEDERAL AGENCIES -- 11.0%

Federal Home Loan Bank
   5.13%    04/02/01 ............$19,930,000     19,927,160

TOTAL SHORT-TERM INVESTMENTS
   (COST $24,291,336) ...........                24,291,336

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (18.8)% ..................               (34,194,467)
                                               ------------

NET ASSETS -- 100% ..............              $182,063,268
                                               ============

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND

  Q&A

Q. HOW DID THE GE GOVERNMENT SECURITIES FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Government Securities Fund posted a return of 7.08% for Class A Shares, 6.74% for Class B Shares and 6.85% for Class C Shares for the six-month period ended March 31, 2001. The benchmark Lehman Brothers Government Bond Index returned 7.64% for the same period. The average return for the 138 Intermediate Government funds tracked by Lipper was 6.99%.

Q. WHAT WERE THE KEY DRIVERS
    OF FUND PERFORMANCE?

A. Fund performance benefited from our yield curve positioning being concentrated in the intermediate maturity range, which outperformed the market as a whole as the treasury yield curve steepened (i.e., the difference between short and long rates increased). The portfolio position in mortgage-backed securities detracted from Fund performance, as this sector underperformed U.S. Treasuries due to an increase in volatility and mortgage prepayments.

                                                   GE GOVERNMENT SECURITIES FUND


FIVE YEAR TREASURY NOTE
YIELD HISTORY
4/1/00 -- 3/31/01

[FIVE YEAR LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

3/31/2001      4.383
               4.394
2/28/2001      4.61
               4.937
1/31/2001      4.76
               5.009
12/31/2000     5.126
               5.291
11/30/2000     5.594
               5.823
10/31/2000     5.87
               5.798
9/30/2000      5.919
               5.976
8/31/2000      6.065
               6.191
7/31/2000      6.256
               6.347
6/30/2000      6.29
               6.356
5/31/2000      6.599
               6.752
4/30/2000      6.546
               6.149
4/1/2000       6.341

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek a high level
 of current income consistent
 with safety of principal by
 investing primarily in U.S.
 Government securities.

LIPPER PERFORMANCE COMPARISON
Intermediate U.S. Government Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX     ONE    FIVE   TEN
                MONTHS   YEAR   YEAR   YEAR
                ------   ----   ----   ----
Number of
Funds in
peer group:       138     136     92     28
-------------------------------------------
Peer group
average annual
total return:    6.99%  11.47%  6.46%  6.79%
-------------------------------------------
Lipper categories
in peer group:
Intermediate U.S. Government,
Intermediate U.S. Treasury

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

                GE Government      GE Government Securities
              Securities Fund           Fund w/load                LB Government
9/8/93                10,000                  9,575                      10,000
9/93                9,903.09                9,482.2                      10,038
9/94                9,084.41               8,698.33                     9,632.3
9/95                9,978.59                9,554.5                   10,939.25
9/96                10,352.8               9,912.81                    11,422.8
9/97               11,329.33              10,847.83                   12,467.87
9/98                  12,646                 12,109                   14,163.97
9/99               12,391.64              11,862.87                   13,921.07
9/00                13,194.5              12,631.47                   14,920.03
3/1/2001           14,128.05              13,525.18                   16,060.39

AVERAGE ANNUAL
TOTAL RETURN

                       SIX   ONE    FIVE    SINCE
                     MONTHS  YEAR   YEAR  INCEPTION
                     ------  ----   ----  ----------
GE Government
 Securities          7.08%  11.06%  6.83%   4.68%
GE Government
 Securities W/LOAD   2.50%   6.31%  5.89%   4.07%
 MAXIMUM LOAD OF     4.25%
LB Government        7.64%  12.34%  7.51%   6.46%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

               GE Government      GE Government Securities
             Securities Fund           Fund w/load               LB Government
9/90                 10,000                 10,000                     10,000
9/91              10,690.02              10,690.02                  10,768.78
9/92              12,197.81              12,197.81                  12,160.62
9/93              13,471.06              13,471.06                  13,508.07
9/94              14,756.46              14,756.46                  12,962.11
9/95              13,193.09              13,193.09                  14,720.87
9/96              14,506.73              14,506.73                  15,371.59
9/97              14,822.63              14,822.63                  16,777.92
9/98              16,186.05              16,186.05                  19,060.36
9/99              18,466.93              18,466.93                  18,733.49
9/00              16,315.13              16,315.13                  20,077.78
3/1/2001          15,911.71              15,911.71                  21,502.69

AVERAGE ANNUAL
TOTAL RETURN

                        SIX     ONE    FIVE    SINCE
                       MONTHS   YEAR   YEAR  INCEPTION
                       ------   ----   ----  ----------
GE Government
 Securities             6.74%  10.22%  6.11%   6.81%
GE Government
 Securities W/LOAD      3.74%   7.22%  6.11%   6.81%
 MAXIMUM LOAD           3.00%   3.00%  0.00%   0.00%
LB Government           7.64%  12.34%  7.51%   5.68%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

               GE Government     GE Government Securities
             Securities Fund          Fund w/load               LB Government
9/30/99              10,000                10,000                     10,000
12/99              9,951.33              9,951.33                   9,936.96
03/00             10,273.14             10,273.14                   10,269.8
06/00             10,337.53             10,337.53                  10,430.62
09/00             10,607.84             10,607.84                  10,717.59
12/00             11,106.59             11,106.59                  11,253.21
3/1/2001          11,334.59             11,334.59                  11,536.74

AVERAGE ANNUAL
TOTAL RETURN

                       SIX    ONE      SINCE
                     MONTHS   YEAR   INCEPTION
                     ------   ----   ---------
GE Government
 Securities           6.85%  10.33%    8.70%
GE Government
 Securities W/LOAD    5.85%   9.33%    8.70%
 MAXIMUM LOAD         1.00%   1.00%    0.00%
LB Government         7.64%  12.34%    9.99%

AN INVESTMENT IN THE GE GOVERNMENT SECURITIES FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE GOVERNMENT SECURITIES FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE GOVERNMENT SECURITIES FUND

MARKET VALUE OF $285,757 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Federal Agencies    30.2%
U.S. Treasuries     27.0%
Mortgage Backed     20.8%
Short Term & Other  19.6%
Corporate Notes      2.4%


                                    PRINCIPAL
                                       AMOUNT         VALUE

BONDS AND NOTES -- 106.0%
--------------------------------------------------------------------------------

U.S. TREASURIES -- 32.3%

U.S. Treasury Bonds
   9.125%   05/15/09 ............$ 1,255,000   $  1,414,812
   8.125%   08/15/19 ............  7,765,000     10,021,664(h)
   6.25%    05/15/30 ............  2,005,000      2,202,673(j)
   5.375%   02/15/31 ............  4,610,000      4,550,946(j)
                                                 18,190,095
U.S. Treasury Notes
   6.75%    05/15/05 ............ 11,755,000     12,704,569(j)
   3.875%   01/15/09 ............  4,585,205      4,767,192(h)
   3.50%    01/15/11 ............ 10,656,732     10,828,198
   5.00%    02/15/11 ............ 30,420,000     30,576,967(j)
                                                 58,876,926

TOTAL U.S. TREASURIES
   (COST $75,933,376) ...........                77,067,021

FEDERAL AGENCIES -- 36.2%

Federal Home Loan Bank
   5.125%   01/13/03 ............  2,325,000      2,344,623
Federal National Mortgage Assoc.
   5.125%   02/13/04 ............  2,150,000      2,166,792
   7.00%    07/15/05 ............ 24,900,000     26,619,594
   7.125%   01/15/30 ............ 14,795,000     16,406,323
   7.25%    01/15/10 ............ 17,495,000     19,337,399
                                                 64,530,108
Financing Corp.
   10.70%   10/06/17 ............ 13,165,000     19,290,806(h)

TOTAL FEDERAL AGENCIES
   (COST $79,956,239) ...........                86,165,537

                                    PRINCIPAL
                                       AMOUNT         VALUE

AGENCY MORTGAGE BACKED -- 19.5%

Federal Home Loan Mortgage Corp.
   6.00%    01/01/29 - 08/01/29 .$ 4,223,855   $  4,124,890
   7.00%    12/01/26 - 02/01/30 .    284,044        287,885
   7.50%    02/01/07 - 07/01/12 .  8,562,562      8,830,595
   9.00%    12/01/14 ............  1,051,166      1,095,504
   6.00%    TBA ................. 13,113,145     12,810,976(c)
                                                 27,149,850
Federal National Mortgage Assoc.
   7.00%    02/01/30 ............    820,117        830,106
   7.50%    12/01/23 ............  2,049,515      2,105,877
   9.00%    06/01/09 - 07/01/21 .    281,898        296,465
   5.50%    TBA ................. 14,500,000     14,214,495(c)
                                                 17,446,943
Government National Mortgage Assoc.
   8.50%    05/15/21 - 03/15/23 .    288,381        301,598
   9.00%    05/15/13 - 07/15/16 .  1,397,328      1,533,794
                                                  1,835,392

TOTAL AGENCY MORTGAGE BACKED
   (COST $45,062,400) ...........                46,432,185


AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.1%

Federal National Mortgage Assoc. REMIC
   5.00%    01/25/23
   (COST $145,638) ..............    158,530        157,985

ASSET BACKED -- 9.5%

Advanta Business Card Master Trust
   5.177%   04/20/01 ............  2,000,000      2,001,340(i,p)
Americredit Automobile
   Receivables Trust
   5.49%    04/06/01 ............  1,000,000      1,000,000(i,p)
Arran Master Trust
   5.173%   06/15/01 ............    200,000        200,000(i,p)
Chase Credit Card Master Trust
   5.263%   04/15/01 ............  1,000,000      1,000,310(i,p)
   5.423%   04/15/01 ............    778,000        779,696(i,p)
Compucredit Credit Card
   Master Trust
   5.38%    04/15/01 ............  2,000,000      1,998,554(b,i,p)
Discover Card Master Trust I
   5.25%    04/15/01 ............    700,000        700,000(i,p)
   5.34%    04/15/01 ............  2,000,000      2,003,740(i,p)
First USA Credit Card Trust
   5.166%   04/17/01 ............    775,000        775,481(i,p)
Green Tree Financial Corp.
   8.41%    12/01/30 ............  4,000,000      3,663,750
MBNA Master Credit Card Trust
   5.243%   04/15/01 ............  2,000,000      2,000,000(i,p)
   5.32%    04/15/01 ............    500,000        500,780(i,p)
   5.786%   04/15/01 ............  1,000,000      1,000,930(i,p)
Metris Master Trust
   5.217%   04/20/01 ............  2,000,000      2,000,625(i,p)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE GOVERNMENT SECURITIES FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE
Providian Gateway Master Trust
   5.38%    04/15/01 ............$ 2,000,000   $  2,000,000(b,i,p)
Superior Wholesale Inventory
   Financing Trust
   5.806%   04/15/01 ............  1,000,000      1,000,300(i,p)

TOTAL ASSET BACKED
   (COST $22,955,982) ...........                22,625,506

CORPORATE NOTES -- 2.9%

DaimlerChrysler AG
   5.153%   06/15/01 ............  2,000,000      1,966,000(i,p)
General Motors Acceptance Corp.
   6.458%   04/20/01 ............  1,000,000        995,800(p)
Merrill Lynch & Co, Inc.
   5.35%    04/02/01 ............  3,000,000      3,000,870(i,p)
Salomon Smith Barney Holdings Inc.
   5.26%    04/23/01 ............  1,000,000        999,600(i,p)

TOTAL CORPORATE NOTES
   (COST $6,999,373) ............                 6,962,270

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 5.5%

Bear Stearns Commercial
   Mortgage Securities
   6.80%    09/15/08 ............    417,392        432,970
Chase Commercial Mortgage
   Securities Corp.
   6.025%   08/18/07 ............    625,291        632,696
   6.56%    05/18/08 ............    347,000        355,654
   6.484%   02/14/11 ............    166,000        165,326(b)
Commercial Mortgage
   Acceptance Corp.
   6.03%    03/15/08 ............    529,000        530,883
First Union National Bank of America
   Commercial Mortgage Trust
   6.136%   12/15/10 ............    241,000        238,289
Holmes Financing PLC
   5.818%   04/15/01 ............  2,000,000      2,000,000(i,p)
LB Commercial Conduit
   Mortgage Trust
   6.41%    08/15/07 ............    356,736        365,500
Morgan Stanley Capital I
   6.25%    07/15/07 ............    275,642        281,629
   6.55%    12/15/07 ............     96,000         98,494
   6.76%    11/15/08 ............    202,127        208,885

                                    PRINCIPAL
                                       AMOUNT         VALUE
Morgan Stanley Dean Witter Capital I
   6.32%    09/15/09 ............$ 1,130,830   $  1,151,503
   6.66%    01/15/11 ............    702,000        719,769
   6.54%    10/15/11 ............    500,000        510,703
Norwest Asset Securities Corp.
   7.25%    12/25/27 ............  3,273,554      3,299,841
   6.25%    12/25/28 ............  2,340,037      2,046,339

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $12,967,606) ...........                13,038,481


TOTAL INVESTMENTS IN SECURITIES
   (COST $244,361,199) ..........               252,448,985

                                      NUMBER
                                   OF SHARES         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 14.0%
--------------------------------------------------------------------------------
   GEI Short-Term
       Investment Fund ..........  4,062,000      4,062,000(p)

                                   PRINCIPAL
                                      AMOUNT         VALUE

FEDERAL AGENCIES -- 12.3%

Federal Home Loan Mortgage Corp.
   5.13%    04/02/01 ............$29,250,000     29,245,832

TOTAL SHORT-TERM INVESTMENTS
   (COST $33,307,832) ...........                33,307,832

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (20.0)% ..................               (47,528,936)
                                               ------------

NET ASSETS -- 100% ..............              $238,227,881
                                               ============

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND

  Q&A

Q. HOW DID THE GE SHORT-TERM GOVERNMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Short-Term Government Fund posted a return of 5.05% for Class A Shares, 4.74% for Class B Shares, 4.67% for Class C Shares and 4.92% for Class Y Shares for the six-month period ended March 31, 2001, while the Lehman Brothers 1-3 Year Government Bond Index returned 5.65% for the same period. The average return for the 193 Short-Term Government funds tracked by Lipper was 5.60%.

Q. WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund posted a solid return for the period; however, lagged that of its benchmark index, primarily due to the Fund's heavier weighting in mortgage backed securities compared to U.S. Treasuries. The significant decline in short-term interest rates by the Federal Reserve benefited short-maturity treasuries at the expense of non-treasury issues. An increase in volatility and mortgage prepayments also detracted from the performance of our mortgage holdings.

                                                   GE SHORT-TERM GOVERNMENT FUND

TWO YEAR TREASURY NOTE YIELD HISTORY
4/1/00 -- 3/31/01

[TWO YEAR LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

3/31/2001      4.183
3/15/2001      4.265
2/28/2001      4.580
2/15/2001      4.952
1/31/2001      4.727
1/15/2001      5.072
12/31/2000     5.425
12/15/2000     5.672
11/30/2000     5.934
11/15/2000     6.119
10/31/2000     6.155
10/15/2000     6.031
9/30/2000      6.155
9/15/2000      6.162
8/31/2000      6.263
8/15/2000      6.370
7/31/2000      6.382
7/15/2000      6.443
6/30/2000      6.434
6/15/2000      6.492
5/31/2000      6.760
5/15/2000      6.864
4/30/2000      6.699
4/15/2000      6.235
4/1/2000       6.478

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek a high level
 of income consistent with
 prudent investment management
 and the preservation of capital
 by investing primarily in short-
 term U.S. Government securities.

LIPPER PERFORMANCE COMPARISON
Short-Term U.S. Government Bond Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX     ONE     FIVE
                MONTHS   YEAR    YEAR
               -------- ------  ------
Number of
Funds in
peer group:        193      187     135
---------------------------------------
Peer group
average annual
total return:    5.60%    9.66%   5.80%
---------------------------------------
Lipper categories
in peer group:  Short-Term U.S. Treasury, Short U.S. Government,
Short-Intermediate U.S. Government

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPHS OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

              GE Short- Term       GE Short-Term Government
            Government Fund              Fund w/load               LB 1-3 Yr.
Yr.
3/2/94             10,000                    9,750                    10,000
9/94            10,052.77                 9,799.56                  10,049.5
9/95            10,831.26                10,558.48                 10,872.91
9/96            11,370.47                11,084.22                 11,489.66
9/97            12,117.11                11,812.06                 12,281.23
9/98               13,009                12,681.07                  13,254.7
9/99            13,336.61                13,000.76                 13,677.51
9/00            14,092.92                13,738.02                 14,476.95
3/1/2001         14,804.7                14,431.88                 15,294.32

AVERAGE ANNUAL
TOTAL RETURN

                        Six     One     Five      Since
                       Months   Year    Year    Inception
                       ------   ----    ----    ---------
GE Short-Term
 Government             5.05%   9.29%   5.92%     5.70%
GE Short-Term
 Government  W/LOAD     2.42%   6.53%   5.39%     5.32%
 MAXIMUM LOAD OF 2.5%
LB 1-3 Yr.              5.65%   9.82%   6.46%     6.18%

[CLASS B LINE GRAPHS OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

              GE Short- Term       GE Short-Term Government
            Government Fund              Fund w/load               LB 1-3 Yr.
Yr.
3/2/94            10,000                   10,000                     10,000
9/94           10,019.58                10,019.58                   10,049.5
9/95           10,722.29                10,722.29                  10,872.91
9/96           11,189.26                11,189.26                  11,489.66
9/97           11,842.93                11,842.93                  12,281.23
9/98              12,652                   12,652                   13,254.7
9/99           12,893.16                12,893.16                  13,677.51
9/00           13,531.98                13,531.98                  14,476.95
3/1/2001       14,174.07                14,174.07                  15,294.32

AVERAGE ANNUAL
TOTAL RETURN

                        Six     One     Five      Since
                       Months   Year    Year    Inception
                       ------   ----    ----    ---------
GE Short-Term
 Government             4.74%   8.56%   5.28%     5.05%
GE Short-Term
 Government W/LOAD      1.74%   5.56%   5.28%     5.05%
 MAXIMUM LOAD           3.00%   3.00%   0.00%     0.00%
LB 1-3 Yr.              5.65%   9.82%   6.46%     6.18%

[CLASS C LINE GRAPHS OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

              GE Short- Term       GE Short-Term Government
            Government Fund              Fund w/load               LB 1-3 Yr.
Yr.
9/30/99         10,000                     10,000                     10,000
12/99        10,037.72                  10,037.72                  10,055.09
3/00         10,119.37                  10,119.37                  10,182.17
6/00         10,274.32                  10,274.32                  10,357.07
9/00         10,479.77                  10,479.77                  10,584.49
12/00        10,732.22                  10,732.22                  10,877.03
3/1/2001     10,968.89                  10,968.89                  11,182.09

AVERAGE ANNUAL
TOTAL RETURN

                        Six     One      Since
                       Months   Year    Inception
                       ------   ----    ---------
GE Short-Term
 Government            4.67%    8.40%     6.35%
GE Short-Term
 Government W/LOAD     3.67%    7.40%     6.35%
 MAXIMUM LOAD          1.00%    1.00%     0.00%
LB 1-3 Yr.             5.65%    9.82%     7.73%

Class Y
                  GE Short- Term Government Fund     LB 1-3 Yr.
3/2/94                          10,000                   10,000
9/94                         10,068.86                 10,049.5
9/95                         10,866.25                10,872.91
9/96                         11,435.67                11,489.66
9/97                         12,217.07                12,281.23
9/98                            13,151                 13,254.7
9/99                         13,528.29                13,677.51
9/00                         14,319.06                14,476.95
3/1/2001                     15,023.62                15,294.32

AVERAGE ANNUAL
TOTAL RETURN

                        Six     One     Five      Since
                       Months   Year    Year    Inception
                       ------   ----    ----    ---------
GE Short-Term
 Government             4.92%   9.20%   6.14%     5.92%
LB 1-3 Yr.              5.65%   9.82%   6.46%     6.18%

AN INVESTMENT IN THE GE SHORT-TERM GOVERNMENT FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                   GE SHORT-TERM GOVERNMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE SHORT-TERM GOVERNMENT FUND

MARKET VALUE OF $28,750 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

FEDERAL AGENCIES      45.4%
MORTGAGE BACKED       24.8%
CORPORATE NOTES       13.8%
SHORT TERM AND OTHER  16.0%

                                    PRINCIPAL
                                       AMOUNT         VALUE

BONDS AND NOTES -- 94.7%
--------------------------------------------------------------------------------
U.S. TREASURIES -- 4.4%

U.S. Treasury Notes
   4.25%    03/31/03
   (COST $1,209,244) .............$1,210,200  $   1,211,319

FEDERAL AGENCIES -- 46.9%

Federal Home Loan Bank
   6.75%    05/01/02 ............. 1,835,000      1,878,288
Federal Home Loan Mortgage Corp.
   5.50%    05/15/02 ............. 1,482,000      1,498,435
   6.25%    10/15/02 .............   574,000        588,258
   6.875%   01/15/05 .............   736,000        781,426
   7.375%   05/15/03 .............   573,000        603,891
                                                  3,472,010
Federal National Mortgage Assoc.
   5.125%   02/13/04 ............. 2,822,000      2,844,040
   5.75%    04/15/03 .............   151,000        154,233
   6.625%   01/15/02 ............. 2,372,000      2,409,809
   7.00%    07/15/05 ............. 2,150,000      2,298,479
                                                  7,706,561

TOTAL FEDERAL AGENCIES
   (COST $12,787,797) ............               13,056,859

AGENCY MORTGAGE BACKED -- 16.4%

Federal Home Loan Mortgage Corp.
   6.00%    12/01/08 .............     5,398          5,376(h)
   8.00%    08/01/03 .............    12,386         12,424
                                                     17,800
Federal National Mortgage Assoc.
   9.00%    08/01/10 - 03/01/11 ..   200,866        211,230

                                    PRINCIPAL
                                       AMOUNT         VALUE
Government National
   Mortgage Assoc.
   7.50%    02/15/09 - 12/15/12 ..$2,494,007  $   2,585,033
   9.00%    08/15/09 - 12/15/09 .. 1,559,503      1,640,478
   9.50%    12/15/09 .............   117,820        126,829
                                                  4,352,340

TOTAL AGENCY MORTGAGE BACKED
   (COST $4,495,384)                              4,581,370

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS-- 8.6%
Federal Home Loan Mortgage Corp.
   8.00%    10/15/10 .............   452,505        471,993
Federal Home Loan Mortgage Corp. REMIC
   543.498% 09/15/05 .............        38            145(g)
   1,002.00%07/15/06 .............        87            707(g)
                                                        852
Federal National Mortgage Assoc.
   6.59%    03/25/02 .............    38,604         39,568
   7.00%    06/18/13 ............. 1,804,090      1,847,497
                                                  1,887,065
Federal National Mortgage Assoc. REMIC
   6.138%   05/25/14 .............    41,966         42,547

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $2,330,280) .............                2,402,457

ASSET BACKED -- 3.7%

California Infrastructure
   6.16%    06/25/03 .............     7,574          7,589
Capital Asset Research Funding L.P.
   6.40%    12/15/04 .............    25,672         25,367(b)
Cit RV Trust
   5.78%    07/15/08 .............    91,000         91,498
Citibank Credit Card Master Trust I
   5.85%    04/10/03 .............    17,000         17,000
Discover Card Master Trust I
   5.75%    10/16/03 .............   109,000        109,034
   5.30%    08/15/04 .............   108,000        108,472
   5.90%    10/15/04 .............    93,000         94,046
Ford Credit Auto Owner Trust
   7.03%    11/15/03 .............   217,000        221,950
   7.09%    11/17/03 .............   306,000        313,169
Green Tree Financial Corp.
   Series 1993-1
   6.90%    04/15/18 .............    30,038         30,479
Lehman FHA Title I Loan Trust
   7.30%    05/25/17 .............     3,846          3,860
Premier Auto Trust
   6.27%    04/08/03 .............     7,929          7,994
Provident Bank Home Equity
   Loan Trust
   6.72%    01/25/13 .............     5,410          5,486

TOTAL ASSET BACKED
   (COST $1,021,752) .............                1,035,944

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                   GE SHORT-TERM GOVERNMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

CORPORATE NOTES -- 14.2%

Bank One Corp.
   6.40%    08/01/02 .............$   35,000    $    35,583
DaimlerChrysler AG
   5.153%   06/15/01 ............. 1,000,000        983,000(i,p)
Deutsche Telekom AG
   7.75%    06/15/05 .............   175,000        180,659
Dominion Resources Inc.
   7.60%    07/15/03 .............   158,000        164,895
Federated Department Stores Inc.
   6.125%   09/01/01 .............    42,000         41,898(i)
Ford Motor Credit Co.
   7.50%    06/15/03 .............   350,000        363,996
General Motors Acceptance Corp.
   5.75%    11/10/03 .............   247,000        247,477
Goldman Sachs Group L.P.
   7.875%   01/15/03 .............   245,000        254,286(b)
International Paper Co.
   8.00%    07/08/03 .............    61,000         63,851
Merrill Lynch & Co.
   5.71%    01/15/02 .............    44,000         44,317
MidAmerican Energy Co.
   7.375%   08/01/02 .............   166,000        170,545
Morgan Stanley, Dean Witter & Co.
   7.125%   01/15/03 .............    52,000         53,816
Occidental Petroleum Corp.
   6.75%    11/15/02 .............   166,000        169,635
Pharmacia Corp.
   5.375%   12/01/01 .............   100,000        100,131
Qwest Corp.
   7.625%   06/09/03 .............   245,000        254,499
Raytheon Co.
   7.90%    03/01/03 .............   140,000        143,698
Sprint Capital Corp.
   5.70%    11/15/03 .............   140,000        138,082
Tyco International Group S.A.
   6.875%   09/05/02 .............    35,000         35,671
Tyco International Ltd.
   6.50%    11/01/01 .............    96,000         96,588
Union Oil Co.
   6.375%   02/01/04 .............    88,000         89,303
WorldCom Inc.
   6.125%   08/15/01 .............    17,000         17,013
   7.875%   05/15/03 .............   300,000        308,487

TOTAL CORPORATE NOTES
   (COST $3,888,227) .............                3,957,430

                                    PRINCIPAL
                                       AMOUNT         VALUE

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 0.5%

Asset Securitization Corp.
   6.50%    02/14/41 .............   $94,091    $    95,892
GS Mortgage Securities Corp.
   (Class A)
   6.94%    07/13/30 .............    34,144         34,746

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $129,266) ...............                  130,638

TOTAL INVESTMENTS IN SECURITIES
   (COST $25,861,950)                            26,376,017

                                      NUMBER
                                   OF SHARES         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 8.5%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund         4,169          4,169(p)

                                   PRINCIPAL
                                      AMOUNT         VALUE
--------------------------------------------------------------------------------
FEDERAL AGENCIES -- 8.5%

Federal Home Loan Bank
   5.13%    04/02/01 .............$2,370,000      2,369,662

TOTAL SHORT-TERM INVESTMENTS
   (COST $2,373,831) .............                2,373,831

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (3.2)% ....................                 (886,958)
                                                -----------

NET ASSETS -- 100% ..............               $27,862,890
                                                ===========

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

  Q&A

Q. HOW DID THE GE TAX-EXEMPT FUND PERFORM COMPARED TO ITS
   BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD
   ENDED MARCH 31, 2001?

A. The GE Tax-Exempt Fund had a return of 6.47% for Class A shares, 6.08% for Class B Shares, 5.99% for Class C Shares and 6.54% for Class Y Shares for the six-month period ended March 31, 2001. The Lehman Brothers 10-Year Municipal Index returned 6.37% and the Lipper Intermediate Bond Index Average returned 5.47% for the same period. In addition, the Fund ranked in the top 6% of its peer group for the six month period.

Q. WHAT MARKET CONDITIONS IMPACTED FUND PERFORMANCE?

A. During the fourth quarter of 2000, the effects of the Federal Reserve's 1-1/2 year money supply tightening campaign began to slow economic growth. Fixed income markets saw a fundamental shift in asset flow, as the impact of a slowing economy on equity valuations drove retail investors into the municipal bond market. The combination of limited new issues and increased participation from investors, pushed tax exempt returns to their highest level in five years. The trend continued into the first quarter of 2001, as market fundamentals remained positive. Significant volatility in the equity market and a favorable relationship of yields on tax-free bonds compared to Treasury securities established municipal bonds as an attractive investment alternative.

Q. WHAT INVESTMENT STRATEGIES AND TECHNIQUES BY THE FUND IMPACTED PERFORMANCE?

A. Portfolio duration was extended in mid-2000 and was a major contributor to the Fund's performance. The Fund's strategy has revolved around a high quality, high coupon approach, which has limited volatility and has separated the Fund from its peer group. Over the last two quarters, our primary objective was to diversify the Fund's interest exposure throughout the yield curve and to expand our sector penetration. Bond selection, early in first quarter of 2001, enabled the Fund to sustain favorable performance levels.

Q. WHICH SECTORS HAVE YOU LIKED?

A. In an effort to add incremental income and diversify our sector weightings, we have been focusing on two sectors which we believe have improving characteristics. We have added several hospital bonds to the Fund over the last two quarters. The healthcare sector has been under pressure over the last few years and has gone through significant consolidation. In-depth credit analysis identified several attractive opportunities in this sector that didn't require sacrificing credit quality. The healthcare sector as a whole was among the best returning sectors in the Index over the last four months. We also participated in Tobacco Settlement bonds, which were new to the market in 2000. The bonds offered strong bondholder protection and a unique structure, which allowed us to add yield and income, without taking on additional credit and interest rate risk.

Q. WHY DID THE FUND OUTPERFORM ITS BENCHMARK?

A. The Fund's slightly longer duration, which is beneficial in a declining interest-rate environment, was a key contributor as the Fund outperformed its benchmark and its peer group average over the last six months. The Fund extended duration mid-year and was well positioned as interest rates fell in the fourth quarter. Strong bond selection also played a prominent role. In early January, the Fund took advantage of several out of favor sectors in an effort to enhance returns and moderate interest rate risk throughout the yield curve. The Fund's above average yield limited volatility and provided a significant advantage over the benchmark.

Q. WHAT DOMESTIC EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS AND HOW DID THIS IMPACT THE FUND?

A. Several factors contributed to a dramatic turnaround in fixed income markets in late 2000 and early 2001. Most important were steadily increasing budget surpluses on both the State and Local level, supported by record tax collections, and reduced municipal debt issuance. In addition, the Federal Government initiated a buy-back of its outstanding debt, reducing the amount of Treasury debt on the market. As Treasury Bond prices rose, municipal bonds became an attractive alternative to taxable securities. Pronounced volatility in the equity markets created a flight to quality, which also placed a high demand on tax-exempt securities. The surge in demand, coupled with minimal new issue product created a favorable supply/ demand situation, which carried into 2001. The Fund, fully invested with a duration longer than average, rode the wave of strong price performance and declining interest rates through quarter end.

Q. WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE
   YOU POSITIONED THE FUND GOING FORWARD?

A. The outlook for tax-exempt bonds remains highly favorable and we expect the market to continue to provide stable returns in 2001.The Fund, with sound credit quality and a strong yield component, is well positioned. We will continue to emphasize capital preservation and tax exempt income in our investment process. In addition, we look to further diversify the Fund across the yield curve, while limiting our interest rate exposure.

                                                              GE TAX-EXEMPT FUND

------------------------------------------
QUALITY RATINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
------------------------------------------
Moody's/                     Percentage of
S&P Rating*                  Market Value
------------------------------------------
Aaa or better                   73.52%
Aa to A                         20.74%
Below A                          2.69%
NR/Other                         3.05%
------------------------------------------
                               100.00%

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek a high
 level of income exempt from
 Federal income taxation as is
 consistent with preservation of
 capital by investing primarily in
 investment-grade municipal
 securities.

LIPPER PERFORMANCE COMPARISON
Intermediate Municipal Debt Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX     ONE     FIVE
                MONTHS   YEAR    YEAR
               --------------------------
Number of
Funds in
peer group:        314      301     228
-----------------------------------------
Peer group
average annual
total return:    5.47%    8.93%   5.10%
-----------------------------------------

Lipper categories in peer group:
Intermediate Municipal Debt,
including single state Funds

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

               GE Tax-Exempt      GE Tax-Exempt
                   Fund            Fund w/load          LBMI
9/8/93              10,000                9,575        10,000
9/94              9,883.82             9,463.75       9,937.4
9/95             10,813.77            10,354.18     11,110.74
9/96             11,508.82            11,019.69     11,648.17
9/97             12,403.79            11,876.63     12,754.89
9/98                13,185               12,626     13,879.03
9/99              12,942.3            12,392.71     13,815.28
9/00             13,604.49            13,026.78     14,698.35
3/1/2001         14,485.01            13,869.91     15,634.46

AVERAGE ANNUAL
TOTAL RETURN

                         SIX    ONE     FIVE      SINCE
                        MONTHS  YEAR    YEAR    INCEPTION
                        ------  ----    -----   ---------
GE Tax-Exempt           6.47%   10.44%   5.45%    5.02%
GE Tax-Exempt W/LOAD    1.91%    5.74%   4.53%    4.42%
 MAXIMUM LOAD OF 4.25%
LBMI                    6.37%   10.75%   6.56%    6.09%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

              GE Tax-Exempt       GE Tax-Exempt
                  Fund             Fund w/load            LBMI
9/8/93             10,000                10,000        10,000.00
9/94             9,826.66              9,826.66          9,937.4
9/95            10,759.89             10,759.89        11,110.74
9/96            11,450.52             11,450.52        11,648.17
9/97            12,305.35             12,305.35        12,754.89
9/98               13,000                13,000        13,879.03
9/99             12,695.2              12,695.2        13,815.28
9/00            13,257.53             13,257.53        14,698.35
3/1/2001        14,063.36             14,063.36        15,634.46

AVERAGE ANNUAL
TOTAL RETURN

                         SIX    ONE     FIVE      SINCE
                        MONTHS  YEAR    YEAR    INCEPTION
                        ------  ----    -----   ---------
GE Tax-Exempt            6.08%  9.72%   4.95%     4.61%
GE Tax-Exempt W/LOAD     3.08%  6.72%   4.95%     4.61%
 MAXIMUM LOAD            3.00%  3.00%   0.00%     0.00%
LBMI                     6.37% 10.75%   6.56%     6.09%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

              GE Tax-Exempt    GE Tax-Exempt
                  Fund          Fund w/load          LBMI
9/30/99            10,000             10,000         10,000
12/99            9,938.36           9,938.36       9,986.04
3/00            10,096.23          10,096.23      10,218.12
6/00             10,237.9           10,237.9      10,381.96
9/00            10,443.42          10,443.42       10,639.2
12/00           10,839.35          10,839.35      11,059.69
3/1/2001        11,068.83          11,068.83      11,316.79

AVERAGE ANNUAL
TOTAL RETURN

                         SIX     ONE       SINCE
                        MONTHS   YEAR    INCEPTION
                        ------   ----    ---------
GE Tax-Exempt            5.99%   9.63%     7.00%
GE Tax-Exempt W/LOAD     4.99%   8.63%     7.00%
 MAXIMUM LOAD            1.00%   1.00%     0.00%
LBMI                     6.37%  10.75%     8.59%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

             GE Tax-Exempt
                 Fund                LBMI
9/26/97           10,000             10,000
3/98              10,291          10,364.39
9/98              10,744          10,881.35
3/99           10,838.44          11,014.18
9/99           10,596.54          10,831.36
3/00           10,747.06          11,067.61
9/00           11,175.86           11,523.7
3/1/2001        11,906.4          12,257.62

AVERAGE ANNUAL
TOTAL RETURN

                         SIX      ONE       SINCE
                        MONTHS    YEAR    INCEPTION
                        ------    ----    ---------
GE Tax-Exempt            6.54%   10.79%     5.09%
LBMI                     6.37%   10.75%     5.97%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                              GE TAX-EXEMPT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE TAX-EXEMPT FUND

MARKET VALUE OF $28,768 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:


HEALTH                 21.4%
WATER & SEWER          18.7%
UTILITIES              17.4%
TRANSPORTATION         15.6%
LEASE/OTHER            11.2%
HOUSING                 4.9%
GENERAL OBLIGATION      4.8%
EDUCATION               3.2%
SALES TAX               2.6%
SHORT TERM              0.2%

                                    PRINCIPAL
                                       AMOUNT         VALUE

MUNICIPAL BONDS AND NOTES -- 97.9%
--------------------------------------------------------------------------------
ARKANSAS -- 1.4%

Arkansas Housing Development
   Agency, Single Fam, Mtg Pur,
   Escrowed to Maturity
   (FHA/VA Mtgs Insured)
   8.375%   07/01/11                $315,000    $   418,172(m)

CALIFORNIA -- 5.1%

Sacramento Municipal Utility District,
Ser M, Escrowed to Maturity
   9.00%    04/01/13                 850,000      1,124,610(m)
Ser H, Escrowed to Maturity
   6.80%    10/01/19                  55,000         66,068(m)
San Diego California, Mercy Hosp &
   Med Ctr, Escrowed to Maturity
   8.875%   02/01/11                 260,000        318,619(m)
                                                  1,509,297

COLORADO -- 2.3%

Colorado Springs, Colorado Utilities,
   Escrowed to Maturity
   8.50%    11/15/11                 100,000        127,208(m)
Denver Colorado City & Cnty,
   Single Fam Mtg, Escrowed
   to Maturity
   7.00%    08/01/10                 490,000        556,787(m)
                                                    683,995

CONNECTICUT -- 7.2%

Connecticut State Health &
   Educational Fac. Auth. Rev.
St. Mary's Hosp Issue, Ser D
   5.75%    07/01/01                 250,000        250,193

                                    PRINCIPAL
                                       AMOUNT         VALUE
Yale - New Haven Hosp, Ser H
   (MBIA Insured)
   5.50%    07/01/12 .............. $500,000    $   535,050(o)
Yale - New Haven Hosp,
   Escrowed to Maturity
   7.00%    07/01/12 ..............  765,000        877,799(m)
Connecticut State Housing Finance
   Auth., Msg Mtg Fin Prog, Ser A
   6.05%    05/15/14 ..............  410,000        434,834
                                                  2,097,876

FLORIDA -- 5.5%

Florida State Broward Cnty,
   Escrowed to Maturity
   10.00%   07/01/14 ..............  235,000        346,691(m)
Gainesville Florida Utilities,
   Escrowed to Maturity
   8.125%   10/01/14 ..............  175,000        214,407(m)
Jacksonville Health Fac. Auth.,
   Prerefunded 10/01/12,
   Escrowed to Maturity
   11.50%   10/01/12 ..............  200,000        325,970(m,n)
North Broward Florida Hospital
   District Rev. Improvement
   5.25%    01/15/12 ..............  740,000        734,827
                                                  1,621,895

GEORGIA -- 5.2%

Clarke Cnty Hospital Auth., Clarke
   Cnty Hosp (MBIA Insured),
   Escrowed to Maturit
   9.875%   01/01/06 ..............   80,000         95,395(m,o)
Columbus Medical Center Hospital
   Auth., Antic Ctfs, Escrowed
   to Maturity
   7.75%    07/01/10 ..............  305,000        361,788(m)
Metropolitan Atlanta Rapid
   Transportation Auth., Ser E,
   Escrowed to Maturity
   7.00%    07/01/11 ..............  435,000        532,127(m)
Private Colleges & Universities Auth.
   Mercer Housing Corp.
   6.00%    06/01/11 ..............  500,000        523,795
                                                  1,513,105

IDAHO -- 2.9%

Idaho Falls Idaho Electric,
   Prerefunded 04/01/07 @ 100
   10.375%  04/01/13 ..............  640,000        857,690(n)

ILLINOIS -- 0.1%

Chicago Illinois Wastewater Treatment,
   Prerefunded 01/01/03 @102
   (FGIC Insured)
   6.30%    01/01/12 ..............   20,000         21,378(n,o)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

INDIANA -- 3.5%

Indiana State Toll Road Commission,
   Escrowed to Maturity
   9.00%    01/01/15 ............. $ 580,000    $   808,015(m)
Purdue University Certificates of
   Participation, Student Fee, Ser P
   5.25%    07/01/11 .............   200,000        214,320
                                                  1,022,335

IOWA -- 3.5%

Muscatine Iowa Electric,
   Escrowed to Maturity
   9.70%    01/01/13 .............   755,000      1,018,812(m)

MASSACHUSETTS -- 10.3%

Massachusetts State G.O.
Unrefunded Balance,
   Ser C (AMBAC Insured)
   6.75%    08/01/09 .............    90,000         92,808(o)
Cons Loan, Ser C
   5.25%    08/01/15 .............   500,000        519,215
Massachusetts State Port Auth.,
Escrowed to Maturity
   13.00%   07/01/13 ............. 1,035,000      1,638,374(m)
Ser A
   5.50%    07/01/17 .............   750,000        783,578
                                                  3,033,975

MICHIGAN -- 2.6%

Michigan State Hospital Finance Auth.,
   Henry Ford Hosp,
   Escrowed to Maturity
   9.00%    05/01/08 .............   610,000        758,084(m)

MINNESOTA -- 0.4%

Western Minnesota Municipal
   Power Agency,
   Escrowed to Maturity
   6.625%   01/01/16 .............   100,000        117,738(m)

NEW JERSEY -- 4.2%

Atlantic County Improvement
   Authority Convention Ctr.,
Refunded Ser A,
   Escrowed to Maturity
   (AMBAC Insured)
   7.40%    03/01/12 .............   325,000        394,290(m,o)
Escrowed to Maturity (MBIA Insured)
   7.40%    07/01/16 .............   175,000        219,151(m,o)
Delaware River Port Authority PA & NJ,
   Escrowed to Maturity
   6.50%    01/15/11 .............   295,000        330,261(m)
New Jersey State Turnpike Authority,
   Ser C (AMBAC Insured)
   6.50%    01/01/16 .............   250,000        296,590(o)
                                                  1,240,292

                                    PRINCIPAL
                                       AMOUNT         VALUE

NEW YORK -- 9.1%

Erie County Water Authority,
   Refunded Ser A,
   Escrowed to Maturity
   (AMBAC Insured
   6.00%    12/01/08 ............. $ 400,000    $   441,800(m,o)
Nassau County Tobacco
   Settlement Corp.,
   Asset Backed Ser A
   5.25%    07/15/11 .............   865,000        887,421
New York State Dormitory Authority,
   Unrefunded Balance Ser B
   7.50%    05/15/11 .............   110,000        131,429
Prefunded Ser B
   7.50%    05/15/11 .............    55,000         68,591(n)
Refunded Secd Hosp-Brookdate
   Hosp Ser J
   5.20%    02/15/16 .............   200,000        202,270
Judicial FacsLease,
   Escrowed to Maturity
   7.375%   07/01/16 .............   770,000        938,907(m)
                                                  2,670,418

NORTH CAROLINA -- 4.9%

North Carolina Municipal Power,
   Agency No 1 Catawba Electric
   Revenue, Escrowed to Maturity
   10.50%   01/01/10 ............. 1,105,000      1,449,053(m)

OHIO -- 6.2%

Columbus Ohio G.O. Ser 2,
   Prerefunded 07/01/02 @102
   6.00%    07/01/08 .............    50,000         52,667(n)
Hamilton County Ohio Ref &
   Impt - Deaconess Hosp
   7.00%    01/01/12 .............   750,000        786,187
Ohio State Water Development
   Authority, PureWater Ser I,
   Escrowed to Maturity
   (AMBAC Insured)
   7.00%    12/01/09 .............   385,000        452,737(m,o)
Steubenville Ohio, Facs - Ref &
   Impt-Trinity Health
   5.75%    10/01/11 .............   500,000        520,605
                                                  1,812,196

PENNSYLVANIA -- 8.8%

Allegheny County Hospital Development
   Authority, Allegheny Gen Hosp
   Proj, Escrowed to Maturity
   7.375%   07/01/12 .............   495,000        590,842(m)
Philadelphia Hospitals & Higher
   Education Facilities Authority,
   Frankford Hosp Ser A,
   Escrowed to Maturity
   6.00%    06/01/23 .............   165,000        170,407(m)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE TAX-EXEMPT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE
Philadelphia Pennsylvania Gas
   Works Rev. 12th Ser B,
   Escrowed to Maturity
   (MBIA Insured)
   7.00%    05/15/20 ............. $ 415,000    $   510,213(m,o)
Philadelphia Pennsylvania Water &
   Wastewater (MBIA Insured)
   6.25%    08/01/12 .............   250,000        289,583(o)
Pittsburgh Urban Redevelopment
   Authority Refunding,
   Escrowed to Maturity
   (FGIC Insured)
   7.25%    09/01/14 .............   830,000      1,016,899(m,o)
                                                  2,577,944

PUERTO RICO -- 2.9%

Puerto Rico Aqueduct & Sewer
   Authority Revenue,
   Escrowed to Maturity
   10.25%   07/01/09 .............   655,000        838,642(m)

SOUTH CAROLINA -- 1.7%

Tobacco Settlement Revenue
   Management, Ser B
   6.00%    05/15/22 .............   500,000        492,315

TEXAS -- 7.9%

Houston Texas Sewer Systems Rev.,
   Escrowed to Maturity
   (MBIA Insured)
   9.375%   10/01/13 ............. 1,665,000      2,309,688(m,o)

                                    PRINCIPAL
                                       AMOUNT         VALUE

WASHINGTON -- 0.1%

Snohomish County Public Utility
   District No 1, Escrowed to Maturity
   6.375%   01/01/05 .............   $20,000    $    21,875(m)

WISCONSIN -- 2.1%

Wisconsin State Transportation Revenue,
   Ser A, Escrowed to Maturity
   6.60%    07/01/11 .............   525,000        626,393(m)

TOTAL INVESTMENTS IN SECURITIES
   (COST $27,785,552) ............               28,713,168

                                      NUMBER
                                   OF SHARES         VALUE

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 0.2%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $55,203) ................    55,203         55,203

OTHER ASSETS AND LIABILITIES,
   NET 1.9% ......................                  560,573
                                                -----------

NET ASSETS -- 100% ...............              $29,328,944
                                                ===========

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

  Q&A

Q. HOW DID THE GE HIGH YIELD FUND PERFORM COMPARED TO ITS BENCHMARK FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE High Yield Fund declined 4.11% for Class A Shares, 4.47% for Class B Shares, 4.35% for Class C Shares and 3.99% for Class Y Shares for the six months ended March 31. By comparison, the CSFB High Yield Index declined by 0.29%.

Q.  WHAT FACTORS MATERIALLY AFFECTED THE FUND'S PERFORMANCE DURING
    THE PERIOD?

A. The high yield market was extremely volatile over the past six months. The market sold off significantly in October and November of 2000, fueled by a steep decline of almost 30% in the NASDAQ market and fears of a recession. The market subsequently rallied in December and January, as the Federal Reserve cut interest rates by 1.0% and investors became more interested in the high yield market. Finally, the market sold off again in February and March due again to the large decline in the NASDAQ, and investors' disappointment over the Fed cutting rates by only an additional 0.50%.

    Our strong position in bonds issued by companies was the primary reason for our poor performance. This sector was the most negatively affected by the NASDAQ's decline. Also, some specific companies in these sectors failed to meet growth expectations and are having trouble raising sufficient capital to continue operations. Finally, a reduced position in the energy sector also hurt performance. On the positive side, our decision to maintain a higher level of quality in comparison to the benchmark index added to our results, along with a heavy weighting and good security selection in the healthcare and home building sectors.

    Our largest holdings are in communications, healthcare, cable and gaming. Over the past six months, cable and communications detracted from our results, and healthcare and gaming added to performance. Unfortunately, communications performed so poorly that it outweighed our positive selections.

Q. WHAT EVENTS HAD A MAJOR IMPACT ON THE FINANCIAL MARKETS IN THE PAST SIX MONTHS AND HOW DID THIS IMPACT THE FUND?

A. The significant sell-off in the NASDAQ had a large negative impact on the Fund. The communications sector, which makes up about 20% of the high yield market, has a higher correlation with stocks than the other sectors, and went down dramatically during this time period. On the positive side, the Federal Reserve lowered interest rates by 150 basis points and this has a positive impact on the high-yield market and the Fund.

Q.  DID THE INDUSTRY WEIGHTINGS OF THE FUND CHANGE?

A. No, for the most part, our main industry positions stayed the same over the past six months.

Q.  WHICH INVESTMENTS STAND OUT?

A. On the negative side, our communications holdings performed very poorly. Specific names that detracted from returns were Winstar, PSI Net and Esprit. Strong performers include HCA/Columbia Healthcare, Tenet Healthcare and Musicland.

Q.  WHAT IS THE OUTLOOK FOR THE FUND AND HOW HAVE YOU
    POSITIONED IT GOING FORWARD?

A. The widening of yield spreads in March between high-yield bonds and U.S. Treasury securities left the high yield market at very attractive levels. We feel that the Federal Reserve will continue to lower interest rates and that investors will put additional capital into the market. We have positioned the Fund to take advantage of an improving environment.

                                                              GE HIGH YIELD FUND

------------------------------------------
QUALITY RATINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
------------------------------------------
Moody's/                     Percentage of
S&P Rating*                  Market Value
------------------------------------------
AAA                                 4.23%
A                                   1.47%
BBB                                 9.14%
BB                                 31.07%
B                                  48.34%
CCC/CC/C                            4.97%
NR                                  0.78%
------------------------------------------
                                  100.00%

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek above-
 average total return over a
 market cycle of three to five
 years, consistent with
 reasonable risk, by investing
 primarily in high yield securities
 (including bonds rated below
 investment grade).

LIPPER PERFORMANCE COMPARISON
High Yield Taxable Peer Group
Based on average annual total returns for the periods ended 3/31/01

                    SIX MONTHS  ONE YEAR
                    ----------  --------
Number of
Funds in
peer group:                392       368
-----------------------------------------
Peer group
average annual
total return:           -2.37%    -3.20%
-----------------------------------------
Lipper categories
in peer group:   High Yield Taxable

 CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

                  GE High                GE High             CS First Boston
                 Yield Fund          Yield Fund w/load         High Yield
12/31/98             10,000                9,575                  10,000
3/99              10,188.53             9,755.52               10,164.77
6/99              10,100.18             9,670.93               10,282.43
9/99              10,053.27             9,629.57                10,117.4
12/99             10,435.42             9,995.61               10,328.26
3/00              10,292.04             9,858.27               10,195.41
6/00              10,249.84             9,817.85               10,241.75
9/00              10,001.47             9,579.95               10,311.53
12/00              9,297.48             8,905.63                9,790.17
3/1/2001           9,590.23             9,186.05               10,200.99

AVERAGE ANNUAL
TOTAL RETURN

                              SIX       ONE       SINCE
                             MONTHS     YEAR    INCEPTION
                             ------     ----    ---------
GE High Yield Fund           -4.11%    -6.82%     -1.84%
GE High Yield Fund W/LOAD    -8.23%   -10.82%     -3.70%
 MAXIMUM LOAD OF 4.25%
CS First Boston High Yield   -0.29%     0.85%      1.24%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

                  GE High                GE High             CS First Boston
                 Yield Fund          Yield Fund w/load         High Yield
12/31/98             10,000               10,000                  10,000
3/99              10,170.37            10,170.37               10,164.77
6/99              10,073.53            10,073.53               10,282.43
9/99               9,997.31             9,997.31                10,117.4
12/99             10,358.14            10,358.14               10,328.26
3/00              10,197.03            10,197.03               10,195.41
6/00              10,147.39            10,147.39               10,241.75
9/00               9,872.02             9,872.02               10,311.53
12/00              9,159.69             9,159.69                9,790.17
3/1/2001           9,430.94             9,273.34               10,200.99

AVERAGE ANNUAL
TOTAL RETURN

                              SIX       ONE       SINCE
                             MONTHS     YEAR    INCEPTION
                             ------     ----    ---------
GE High Yield Fund           -4.47%    -7.51%     -2.57%
GE High Yield Fund  W/LOAD   -7.19%   -10.04%     -3.30%
 MAXIMUM LOAD                 3.00%     3.00%      2.00%
CS First Boston High Yield   -0.29%     0.85%      1.24%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

                  GE High                GE High             CS First Boston
                 Yield Fund          Yield Fund w/load         High Yield
10/1/99             10,000                10,000                  10,000
12/99            10,371.49             10,371.49               10,208.41
03/00            10,198.54             10,198.54               10,077.11
06/00            10,148.84             10,148.84               10,122.91
09/00             9,873.49              9,873.49               10,191.87
12/00             9,160.91              9,160.91                9,676.57
3/1/2001          9,443.87              9,443.87               10,199.54

AVERAGE ANNUAL
TOTAL RETURN

                              SIX       ONE       SINCE
                             MONTHS     YEAR    INCEPTION
                             ------     ----    ---------
GE High Yield Fund           -4.35%    -7.40%     -3.74%
GE High Yield Fund W/LOAD    -5.26%    -8.24%     -3.74%
 MAXIMUM LOAD                 1.00%     1.00%      0.00%
CS First Boston High Yield   -0.29%     0.85%      1.08%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

               GE High Yield Fund       CS First Boston High Yield
12/31/98                 10,000                      10,000
3/99                  10,194.62                   10,164.77
6/99                  10,122.75                   10,282.43
9/99                  10,071.41                    10,117.4
12/99                 10,460.96                   10,328.26
3/00                  10,323.74                   10,195.41
6/00                  10,299.08                   10,241.75
9/00                  10,044.87                   10,311.53
12/00                  9,343.76                    9,790.17
3/1/2001               9,643.87                   10,200.99

AVERAGE ANNUAL
TOTAL RETURN

                              SIX       ONE       SINCE
                             MONTHS     YEAR    INCEPTION
                             ------     ----    ---------
GE High Yield Fund           -3.99%    -6.59%     -1.60%
CS First Boston High Yield   -0.29%     0.85%      1.24%

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

* MOODY'S INVESTORS SERVICES, INC. AND STANDARD & POOR'S ARE NATIONALLY RECOGNIZED STATISTICAL RATING ORGANIZATIONS.

                                                              GE HIGH YIELD FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE HIGH YIELD FUND

MARKET VALUE OF $29,452 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Communications: Fixed         16.4%
All Other Sectors*            14.1%
Cable                         13.1%
Healthcare                     8.2%
Communications: Mobile         6.4%
Preferred Stock                5.4%
Packaging                      5.3%
Gaming                         4.8%
Short Term %                   4.2%
Media and Entertainment        3.9%
Services                       3.7%
Energy                         3.7%
Technology                     3.1%
Retail                         2.8%
Financial                      2.6%
Automotive %                   2.3%

                                       NUMBER
                                    OF SHARES  ^        VALUE

COMMON STOCK -- 0.0%
--------------------------------------------------------------------------------

Tele1 Europe Holding AB ADR
   (COST $0) .....................     2,912    $     7,045(a)

                                   PRINCIPAL
                                      AMOUNT          VALUE

--------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES -- 87.8%
--------------------------------------------------------------------------------
AUTOMOTIVE -- 2.5%

Hayes Lemmerz International Inc.
   8.25%    12/15/08 .............  $580,000        397,300
Lear Corp.
   7.96%    05/15/05 .............    90,000         90,690
   8.11%    05/15/09 .............    55,000         54,943
TRW Inc.
   7.625%   03/15/06 .............   200,000        203,308

TOTAL AUTOMOTIVE
   (COST $859,220) ...............                  746,241

CABLE -- 12.9%

Adelphia Communications
    Corp. (Class A)
   8.375%   02/01/08 .............   125,000        118,437
   7.75%    01/15/09 .............   250,000        228,125
   9.375%   11/15/09 .............   550,000        545,875(h)
British Sky Broadcasting Group PLC
   8.20%    07/15/09 .............   475,000        474,087
Callahan Nordrhein Westfalen
   14.00%   07/15/10 .............   350,000        350,000(b)
Charter Communications Holdings
   10.25%   01/15/10 .............   300,000        312,000(h)

                                    PRINCIPAL
                                       AMOUNT  ^        VALUE
CSC Holdings Inc.
   7.25%    07/15/08 .............  $260,000    $   253,952
EchoStar DBS Corp.
   9.375%   02/01/09 .............   300,000        300,750
NTL Inc. (Series B)
   10.75%   04/01/08 .............   425,000  GBP   349,808
Ono Finance PLC
   14.00%   02/15/11 .............   160,000        138,400
RCN Corp. (Series B)
   11.125%  10/15/07 .............   590,000        153,400
Telewest Communications PLC
   9.875%   04/15/09 .............   600,000  GBP   464,046
United Pan-Europe Communications N.V.
   10.875%  08/01/09 .............   265,000        177,550

TOTAL CABLE
   (COST $4,398,545) .............                3,866,430

CHEMICALS -- 3.1%

Huntsman ICI Chemicals LLC
   10.125%  07/01/09 .............   125,000  EUR   112,437
   10.125%  07/01/09 .............   230,000        236,900
ISP Holdings Inc. (Series B)
   9.00%    10/15/03 .............   435,000        404,550
Lyondell Chemical Co. (Series A)
   9.625%   05/01/07 .............   160,000        164,400

TOTAL CHEMICALS
   (COST $941,763) ...............                  918,287

COMMUNICATIONS: FIXED -- 15.9%

Bayan Telecommunications
   15.00%   07/15/06 .............   250,000         50,000(b)
Esprit Telecom Group PLC
   11.00%   06/15/08 .............   550,000  EUR     5,566
Exodus Communications Inc.
   11.625%  07/15/10 .............   400,000        322,000
Focal Communications Corp.
   12.125%  02/15/08 .............    75,000         36,000
   11.875%  01/15/10 .............   485,000        329,800
Global Crossings Holdings Ltd.
   8.70%    08/01/07 .............   375,000        343,125(b)
   9.625%   05/15/08 .............   375,000        353,438
Globix Corp.
   12.50%   02/01/10 .............   255,000         73,950
GT Group Telecom Inc.
   13.25%   02/01/10 .............   520,000        197,600
Hermes Europe Railtel BV
   11.50%   08/15/07 .............   195,000         58,500
Hyperion Telecommunications Inc.
   (Series B)
   13.00%   04/15/03 .............   300,000        267,000
Intermedia Communications Inc.
   11.25%   07/15/07 .............   380,000        330,600
   8.50%    01/15/08 .............    95,000         93,100
   8.60%    06/01/08 .............    45,000         44,100

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT  ^       VALUE
Lucent Technologies Inc.
   6.45%    03/15/29 .............  $170,000    $   108,129
Maxcom Telecomunicaciones S.A.
   (Series B)
   13.75%   04/01/07 .............   215,000         92,450
McLeodUSA Inc.
   11.375%  01/01/09 .............   220,000        215,600
Metromedia Fiber Network Inc.
   10.00%   12/15/09 .............   340,000        282,200
Netia Holdings BV (Series B)
   10.25%   11/01/07 .............    75,000         54,750
Netia Holdings II BV
   13.50%   06/15/09 .............   175,000  EUR   132,395
NEXTLINK Communications Inc.
   10.75%   11/15/08 .............   475,000        280,250
Primus Telecommunications Group
   11.25%   01/15/09 .............   405,000        113,400
   12.75%   10/15/09 .............   200,000         56,000
PSINet Inc. (Series B)
   10.00%   02/15/05 .............   640,000         51,200
PTC International Finance BV
   10.75%   07/01/07 .............   175,000        141,750
PTC International Finance II S.A.
   11.25%   12/01/09 .............   150,000  EUR   137,233
Rhythms Netconnections
   13.50%   05/15/08 .............   825,000         20,625
   14.00%   02/15/10 .............   175,000         17,500
RSL Communications PLC
   12.25%   11/15/06 .............    50,000            813
   9.125%   03/01/08 .............   230,000          3,737
   10.125%  03/01/08 .............   500,000          4,375(l)
   12.00%   11/01/08 .............   275,000          4,469
Tele1 Europe BV
   12.375%  02/01/08 .............   175,000  EUR   133,165
   13.00%   05/15/09 .............   155,000  EUR   118,627
Viatel Inc.
   12.50%   04/15/08 .............   460,000         63,250
Wam Net Inc. (Series A)
   13.25%   03/01/05 .............   250,000         40,000
Winstar Communications Inc.
   14.75%   04/15/10 ............. 1,845,000        202,950

TOTAL COMMUNICATIONS: FIXED
   (COST $9,264,885) .............                4,779,647


COMMUNICATIONS: MOBILE -- 6.3%

American Cellular Corp.
   9.50%    10/15/09 .............    60,000         57,900(b)
Cellco Finance N.V. Turkcell
   12.75%   08/01/05 .............   160,000        124,800
Centennial Cellular Corp.
   10.75%   12/15/08 .............   350,000        332,500
CTI Holdings S.A.
   11.50%   04/15/08 .............   360,000        133,200
Dolphin Telecom PLC
   14.00%   05/15/09 .............   425,000         29,750
Globalstar LP/Capital
   11.375%  02/15/04 .............   260,000         18,200

                                    PRINCIPAL
                                       AMOUNT  ^      VALUE
Grupo Iusacell S.A. de C.V.
   14.25%   12/01/06 .............  $210,000    $   218,137
Motient Corp.
   12.25%   04/01/08 .............   290,000        116,000
Nextel Communications Inc.
   10.65%   09/15/07 .............    95,000         70,300
   9.95%    02/15/08 .............   725,000        493,000(h)
Occidente Y Caribe Celular S.A.
   (Series B)
   14.00%   09/15/01 .............   400,000        300,000

TOTAL COMMUNICATIONS: MOBILE
   (COST $2,498,735) .............                1,893,787

CONSUMER - MANUFACTURING -- 0.8%

WestPoint Stevens Inc.
   7.875%   06/15/05
   (COST $209,999) ...............   280,000        231,000

ENERGY -- 3.7%

BRL Universal Equipment
   8.875%   02/15/08 .............   135,000        139,388(b)
Chesapeake Energy Corp.
   8.125%   04/01/11 .............   225,000        221,249(b)
Husky Oil Ltd.
   8.90%    08/15/28 .............   395,000        406,850
Key Energy Services Inc.
   8.375%   03/01/08 .............    45,000         46,125(b)
Vintage Petroleum Inc.
   8.625%   02/01/09 .............    35,000         36,050
   9.75%    06/30/09 .............   230,000        250,700

TOTAL ENERGY
   (COST $1,050,823) .............                1,100,362

FINANCIAL -- 2.6%

Anthem Insurance Cos. Inc.
   9.125%   04/01/10 .............   255,000        269,477(b)
Ford Motor Credit Co.
   7.375%   10/28/09 .............   130,000        134,237
Golden State Holdings
   7.125%   08/01/05 .............   375,000        366,879

TOTAL FINANCIAL
   (COST $701,492) ...............                  770,593

FOOD AND BEVERAGES -- 1.4%

Michael Foods Inc.
   11.75%   04/01/11 .............   110,000        112,200(b)
Smithfield Foods Inc.
   7.625%   02/15/08 .............   325,000        316,875(h)

TOTAL FOOD AND BEVERAGES
   (COST $409,550) ...............                  429,075

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT  ^        VALUE

GAMING -- 4.7%

Harrah's Operating Co. Inc.
   8.00%    02/01/11 .............  $310,000    $   317,342(b)
Horseshoe Gaming Holding
   8.625%   05/15/09 .............   400,000        397,000
International Game Technology
   8.375%   05/15/09 .............   295,000        302,375
Park Place Entertainment Corp.
   8.50%    11/15/06 .............   100,000        104,825
Station Casinos Inc.
   10.125%  03/15/06 .............   198,000        204,682(h)
   8.875%   12/01/08 .............   100,000        100,750

TOTAL GAMING
   (COST $1,384,997) .............                1,426,974

GENERAL INDUSTRIAL -- 1.5%

Actuant Corp. (Class A)
   13.00%   05/01/09 .............   155,000        151,900
Flowserve Finance BV
   12.25%   08/15/10 .............   275,000        290,469

TOTAL GENERAL INDUSTRIAL
   (COST $427,420)                                  442,369

HEALTHCARE -- 8.1%

Aetna Inc.
   7.875%   03/01/11 .............   295,000        300,134
Fresenius Medical Capital Trust II
   9.00%    12/01/06 .............   300,000        300,000
   7.875%   02/01/08 .............   250,000        241,250
HCA-The Healthcare Corp.
   6.91%    06/15/05 .............   750,000        737,672(h)
   7.58%    09/15/25 .............   100,000         90,489
Omnicare Inc.
   8.125%   03/15/11 .............   125,000        127,500(b)
Tenet Healthcare Corp.
   8.625%   01/15/07 .............   600,000        622,500(h)

TOTAL HEALTHCARE
   (COST $2,369,692) .............                2,419,545

HOTELS/LODGING/RESTAURANTS -- 1.8%

Hilton Hotels Corp.
   7.95%    04/15/07 .............   310,000        317,080
   8.25%    02/15/11 .............    65,000         66,295
HMH Properties (Series A)
   7.875%   08/01/05 .............   170,000        164,475

TOTAL HOTELS/LODGING/RESTAURANTS
   (COST $531,856) ...............                  547,850

                                    PRINCIPAL
                                       AMOUNT  ^        VALUE

MEDIA AND ENTERTAINMENT -- 3.8%

Advanstar Communications Inc.
   12.00%   02/15/11 ............. $  60,000    $    61,200(b)
Alliance Atlantis Communications Inc.
   13.00%   12/15/09 .............   240,000        257,100(b)
Multicanal S.A. (Series E)
   13.125%  04/15/09 .............   200,000        152,000
Satelites Mexicanos S.A. de C.V.
   10.125%  11/01/04 .............   245,000        155,575
TV Azteca S.A. (Series B)
   10.50%   02/15/07 .............   215,000        210,700
XM Satellite Radio Inc.
   14.00%   03/15/10 .............   170,000         91,800(b)
Young Broadcasting Inc.
   10.00%   03/01/11 .............   235,000        227,950(b)

TOTAL MEDIA AND ENTERTAINMENT
   (COST $1,236,207)                              1,156,325

METALS -- 1.7%

Glencore Nickel Property Ltd.
   9.00%    12/01/14 .............    60,000         43,800
Murrin Murrin Holdings Ltd.
   9.375%   08/31/07 .............   425,000        327,250
National Steel Corp. (Series A)
   9.875%   03/01/09 .............   375,000        138,750
Republic Technologies
   International LLC
   13.75%   07/15/09 .............   135,000         17,550

TOTAL METALS
   (COST $905,135) ...............                  527,350

OTHER -- 0.9%

Federal Republic of Brazil
   11.00%   08/17/40 .............   190,000        147,250
Republic of Columbia
   9.75%    04/23/09 .............   135,000        122,513

TOTAL OTHER
   (COST $267,847) ...............                  269,763

PACKAGING -- 5.2%

Crown Cork & Seal Finance PLC
   7.00%    12/15/06 .............   185,000         94,350
Indah Kiat Finance Mauritius
   10.00%   07/01/07 .............   675,000        135,000
Norampac Inc.
   9.50%    02/01/08 .............   335,000        346,725
Owens Illinois Inc.
   7.35%    05/15/08 .............   110,000         82,500
   7.50%    05/15/10 .............   500,000        365,000
   7.80%    05/15/18 .............    25,000         16,000

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT  ^        VALUE
Pacifica Papers Inc.
   10.00%   03/15/09 .............  $395,000    $   420,675
Tembec Industries Inc.
   8.50%    02/01/11 .............    95,000         97,375(b)

TOTAL PACKAGING
   (COST $1,786,152) .............                1,557,625

REAL ESTATE / BUILDING -- 2.0%

Centex Corp.
   7.875%   02/01/11 .............   225,000        227,441
D.R. Horton Inc.
   8.00%    02/01/09 .............   125,000        121,250
Toll Corp.
   8.25%    02/01/11 .............   260,000        257,400

TOTAL REAL ESTATE / BUILDING
   (COST $604,612) ...............                  606,091

RETAIL -- 2.7%

Dillon Read Structured Finance (Class A)
   6.66%    08/15/10 .............   227,750        192,379
DR Structured Finance Corp.
   8.375%   08/15/15 .............   200,000        163,364
HMV Media Group PLC
   10.25%   05/15/08 .............   400,000        200,000
Musicland Group Inc.
   9.875%   03/15/08 .............   250,000        261,250

TOTAL RETAIL
   (COST $1,031,496) .............                  816,993

SERVICES -- 3.7%

Allied Waste North America Inc.
   8.875%   04/01/08 .............   375,000        384,375(b)
USA Waste Services Inc.
   7.125%   10/01/07 .............   375,000        377,029
   7.125%   12/15/17 .............    50,000         45,326
Waste Management Inc.
   6.875%   05/15/01 .............    75,000         73,424
   7.00%    10/15/06 .............   100,000        101,013
   7.65%    03/15/11 .............   120,000        123,182

TOTAL SERVICES
   (COST $1,015,776) .............                1,104,349

SUPERMARKET/DRUGS -- 0.2%

Stater Brothers Holdings Inc.
   10.75%   08/15/06
   (COST $48,285) ................    60,000         55,800

TECHNOLOGY -- 0.2%

Hyundai Semiconductor
   8.25%    05/15/04
   (COST $92,972) ................   100,000         67,438(b)

                                    PRINCIPAL
                                       AMOUNT  ^        VALUE

TRANSPORTATION -- 0.8%

Air Canada
   10.25%   03/15/11
   (COST $236,350) ...............  $240,000    $   232,800(b)

UTILITIES -- 1.3%

AES Corp.
   8.50%    11/01/07 .............   325,000        320,938(h)
Paiton Energy Funding BV
   9.34%    02/15/14 .............   250,000         75,000(b)

TOTAL UTILITIES
   (COST $366,594) ...............                  395,938

TOTAL CORPORATE BONDS AND NOTES
   (COST $32,640,403) ............               26,362,632

--------------------------------------------------------------------------------
ASSET BACKED -- 0.8%
--------------------------------------------------------------------------------
Kroger Co.
   8.50%    07/15/17
   (COST $214,598) ...............   217,208        219,380(b)

                                      NUMBER
                                    OF SHARES          VALUE

--------------------------------------------------------------------------------
PREFERRED STOCK -- 5.3%
--------------------------------------------------------------------------------
Dobson Communications
   Corp., 13.00% .................       361        343,420
IXC Communications Inc.
   (Series B), 12.50% ............       379        384,685
Nextel Communications Inc.
   (Series D), 13.00% ............       189        156,870
Paxson Communications
   Corp., 13.25% .................        33        313,589(a)
TNP Enterprises Inc.
   (Series D), 14.50% ............       262        264,620
XO Communications Inc.
   (Series E), 13.50% ............       245         77,746
XO Communications
   Inc., 14.00% ..................     1,857         40,854

TOTAL PREFERRED STOCK
   (COST $1,626,231) .............                1,581,784

--------------------------------------------------------------------------------
WARRANTS -- 0.1%
--------------------------------------------------------------------------------
Globalstar Telecom, 02/15/04 .....       900              9(a,b)
GT Group Telecom Inc.
   (Class B), 02/01/10 ...........       520         14,574(b)
Maxcom Telecomunicaciones
   S.A., 04/01/07 ................       215            215(b)
Motient Corp. 04/01/08 ...........    15,000            600(a,b)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                              GE HIGH YIELD FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    NUMBER OF
                                       SHARES         VALUE
Occidente Y Caribe Celular S.A.,
   (Class D), 03/15/04 ...........    19,600    $     9,800(a,b)
Republic Technologies
   International Inc., 07/15/09 ..       135              1(a,b)
TNP Enterprises Inc., 04/01/11 ...       250          7,500(a,b)
Wam Net Inc., 03/01/05 ...........     5,250          2,625(a,b)
XM Satellite Radio Inc.,
   03/15/2010 ....................       170            170(a)

TOTAL WARRANTS
   (COST $131,983) ...............                   35,494

TOTAL INVESTMENTS IN SECURITIES
   (COST $34,613,215) ............               28,206,335

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 4.1%
--------------------------------------------------------------------------------

GEI Short-Term Investment Fund
   (COST $1,245,932) ............. 1,245,932      1,245,932

OTHER ASSETS AND LIABILITIES,
   NET 1.9% ......................                  566,801
                                                -----------

NET ASSETS -- 100% ...............              $30,019,068
                                                ===========

FORWARD FOREIGN CURRENCY CONTRACTS
--------------------------------------------------------------------------------
At March 31, 2001, the outstanding forward foreign currency contracts, which obligate the GE High Yield Fund to deliver currencies at a specified date, were as follows:

                                                    U.S. $       UNREALIZED
                                       SETTLEMENT   CURRENT     APPRECIATION/
        EXCHANGED FROM   EXCHANGED TO     DATE       VALUE     (DEPRECIATION)
--------------------------------------------------------------------------------
PURCHASES
          EUR    35,000   USD  $ 31,789  04/01/01  $   30,789     $(1,000)
                                                   ----------     -------
                                                   $       --     $(1,000)
                                                   ----------     -------

SALES
          EUR   140,000   USD  $129,322  04/30/01  $  123,158     $ 6,164
          EUR   150,000   USD  $138,545  04/30/01  $  131,955     $ 6,590
          EUR   410,000   USD  $377,093  05/14/01  $  360,677     $16,416
          EUR   110,000   USD  $ 99,764  05/29/01  $   96,767     $ 2,997
          GPB   145,000   USD  $211,700  05/02/01  $  205,769     $ 5,931
          GBP   335,000   USD  $495,130  05/08/01  $  475,398     $19,732
          GBP    35,000   USD  $ 50,491  05/08/01  $   49,669     $   822
          GBP    35,000   USD  $ 50,505  5/14/01   $   49,669     $   836
                                                   ----------     -------
                                                   $1,493,062     $59,488
                                                   ----------     -------
NET UNREALIZED APPRECIATION                                       $58,488
                                                                  =======

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

  Q&A

Q. HOW DID THE GE STRATEGIC INVESTMENT FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Strategic Investment Fund declined 4.29% for Class A Shares, 4.65% for Class B Shares, 4.64% for Class C Shares and 4.15% for Class Y Shares for the six-month period ended March 31, 2001. The Standard & Poor's 500 Composite Price Index lost 18.76% and the Lehman Brothers Aggregate Bond Index gained 7.37% for the same period. The average return for the Lipper peer group of 483 Balanced funds for the same period was a decline of 7.18%.

Q.  WHAT WERE THE PRIMARY DRIVERS BEHIND FUND PERFORMANCE?

A. The Fund benefited from effective asset allocation and strong performance within each of the asset classes represented in the portfolio.

    The U.S. equity portion of the Fund outperformed the S&P 500 Index during the period, primarily due to solid stock selection across several sectors including technology, consumer stable, and capital goods. The severe market downturn was offset by holding a reduced position in the hard-hit technology sector.

    The fixed income portion of the Fund provided solid returns, although it slightly underperformed the Lehman Brothers Aggregate Bond Index. The Fund's heavier than average position in the three to five-year maturity area worked well as the yield curve steepened. The Fund's position in Treasury Inflation-Indexed notes also benefited as real interest rates declined. Performance was also enhanced through solid security selection within the corporate and mortgage sectors.

    Our allocation in international equities sets the Fund apart from many other balanced funds, which typically focus only on the U.S. financial markets. Even though the international equity portion of the Fund had a negative return for the period, the decline was not as great as that of U.S. equities. Stock selection enhanced return, particularly in Continental Europe. Reducing our position in the troubled Japanese market also benefited our relative return.

Q. WHAT ARE THE CURRENT WEIGHTINGS OF THE VARIOUS ASSET CLASSES AND HOW HAVE THEY CHANGED OVER THE PAST SIX MONTHS?

A. Currently, the Fund's asset allocation mix is 44% of the assets in U.S. equities, 16% in international equities, 38% in fixed income securities and 2% in cash and cash equivalents. We continue to model the portfolio allocation consistent with the policy governing the GE Pension Plan. Our Asset Allocation Committee meets regularly to discuss any changes to the policy. The target weightings have not changed during the period and the current weightings are in line with Committee's investment policy.

Q.  WHAT IS YOUR OUTLOOK FOR THE FUND?

A. After enduring a rather difficult environment in recent months, domestic equities may be poised for a rebound. This is due in large part to the expectation that the U.S. economy will begin to resume a more reasonable rate of growth compared to the very slow growth we experienced in the past six months. That should give a boost to company profits and, in turn, prices of their stocks. Certain segments of the fixed-income market are likely to benefit from additional cuts in short-term interest rates by the Federal Reserve, a trend that began in January. Overseas, economies may be slowing, but we remain optimistic that selective opportunities exist in different stock markets.

                                                    GE STRATEGIC INVESTMENT FUND

----------------------------------------
TOP TEN LARGEST HOLDINGS
AS OF MARCH 31, 2001
AS A % OF MARKET VALUE
----------------------------------------
  Citigroup Inc.                   2.74%
----------------------------------------
  U.S. Treasury Bonds 8.125%,
      8/15/19                      2.61%
----------------------------------------
  First Data Corp.                 2.54%
----------------------------------------
  Cardinal Health Inc.             1.90%
----------------------------------------
  Fannie Mae                       1.50%
----------------------------------------
  AT&T Corp. - Liberty Media
      Group (Class A)              1.50%
----------------------------------------
  Merck & Co. Inc.                 1.39%
----------------------------------------
  Equifax Inc.                     1.30%
----------------------------------------
  Dover Corp.                      1.21%
----------------------------------------
  Comcast Corp. (Class A)          1.20%
----------------------------------------

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek to maximize
 total return by investing
 primarily in a combination of
 equity securities and investment
 grade debt securities.

LIPPER PERFORMANCE COMPARISON
Balanced Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX       ONE     FIVE
                MONTHS     YEAR    YEAR
                ------     ----    ----
Number of
Funds in
peer group:        483      472     264
----------------------------------------
Peer group
average annual
total return:   -7.18%   -6.26%   9.52%
----------------------------------------
Lipper categories
in peer group:  Balanced

CHANGE IN VALUE OF A $10,000 INVESTMENT

[CLASS A LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS A SHARES+

              GE Strategic    GE Strategic
               Investment     Investment                                   Composite
                  Fund         Fund w/load     S&P 500     LB Aggregate      Index**
2/22/93            10,000           9,425        10,000        10,000         10,000
9/93            10,806.46       10,183.66     10,531.82     10,576.96      10,553.36
9/94            10,777.59       10,156.46     10,920.02     10,235.87      10,649.89
9/95            12,970.65       12,223.14     14,166.68     11,675.08      13,131.31
9/96            14,731.61       13,882.59     17,047.17     12,244.82      14,970.96
9/97            18,039.57       16,999.92     23,948.59     13,437.82      19,097.56
9/98               19,100       17,998.89     26,131.98      14,983.1      21,131.78
9/99            22,018.27       20,749.32     33,398.05     14,926.95       24,510.5
9/00             25,052.1       23,608.31     37,820.44     15,969.85      27,214.45
3/1/2001        23,978.56       22,596.64     30,727.05     17,146.52      24,796.96

AVERAGE ANNUAL
TOTAL RETURN

                            SIX       ONE     FIVE     SINCE
                           MONTHS     YEAR    YEAR   INCEPTION
                           ------     ----    ----   ---------
GE Strategic Investment    -4.29%    -3.68%   11.33%   11.40%
GE Strategic
 Investment W/LOAD         -9.79%    -9.22%   10.02%   10.58%
 MAXIMUM LOAD OF 5.75%
S&P 500                   -18.76%   -21.85%   14.19%   14.85%
LB Aggregate                7.37%    12.53%    7.48%    6.88%
Composite Index*           -8.88%    -9.21%   11.84%   11.85%

[CLASS B LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS B SHARES

              GE Strategic    GE Strategic
               Investment     Investment                                   Composite
                  Fund         Fund w/load     S&P 500     LB Aggregate      Index**
12/22/93           10,000          10,000        10,000         10,000        10,000
9/94              9,874.9         9,874.9      10,133.3       9,671.79       9,950.7
9/95            11,803.95       11,803.95     13,146.06      11,031.69      12,269.2
9/96            13,306.23       13,306.23     15,819.02      11,570.04     13,988.08
9/97            16,176.03       16,176.03     22,223.24      12,697.29     17,843.76
9/98               16,970          16,970     24,249.33      14,157.41     19,744.42
9/99            19,420.29       19,420.29     30,991.92      14,104.35     22,901.33
9/00            22,546.25       22,546.25      35,095.7      15,089.78     25,427.75
3/1/2001        20,773.69       20,773.69     28,513.35      16,201.61     23,168.98

AVERAGE ANNUAL
TOTAL RETURN

                            SIX       ONE     FIVE     SINCE
                           MONTHS     YEAR    YEAR   INCEPTION
                           ------     ----    ----   ---------
GE Strategic Investment    -4.65%    -4.40%  10.46%    10.81%
GE Strategic Investment
 W/LOAD                    -8.15%    -7.90%  10.46%    10.81%
 MAXIMUM LOAD               4.00%     4.00%   0.00%     0.00%
S&P 500                   -18.76%   -21.58%  14.19%    15.49%
LB Aggregate                7.37%    12.53%   7.48%     6.86%
Composite Index*           -8.88%    -9.21%  11.84%    12.24%

[CLASS C LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS C SHARES

              GE Strategic    GE Strategic
               Investment     Investment                                   Composite
                  Fund         Fund w/load     S&P 500     LB Aggregate      Index**
9/30/99          10,000           10,000         10,000        10,000         10,000
12/99         10,945.52        10,945.52      11,491.09      9,987.82      10,874.28
3/00          11,245.81        11,245.81      11,772.83     10,208.31      11,143.49
6/00          11,258.87        11,258.87      11,438.93     10,385.23      11,030.01
9/00          11,276.28        11,276.28      11,324.15     10,698.67      11,103.18
12/00         11,377.99        11,377.99      10,437.65     11,149.49      10,762.17
3/1/2001      10,753.56        10,753.56       9,200.25     11,486.96      10,116.87

AVERAGE ANNUAL
TOTAL RETURN

                                SIX      ONE       SINCE
                               MONTHS    YEAR    INCEPTION
                               ------    ----    ---------
GE Strategic Investment         -4.64%   -4.38%    4.96%
GE Strategic Investment W/LOAD  -5.51%   -5.25%    4.96%
 MAXIMUM LOAD                    1.00%    1.00%    0.00%
S&P 500                        -18.76%  -21.85%   -5.40%
LB Aggregate                     7.37%   12.53%    9.67%
Composite Index*                -8.88%   -9.21%    0.78%

[CLASS Y LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

CLASS Y SHARES

              GE Strategic
               Investment                                     Composite
                  Fund         S&P 500       LB Aggregate      Index**
 11/29/93        10,000           10,000          10,000         10,000
9/94          10,025.3        10,258.34        9,724.21      10,045.95
9/95         12,100.96        13,308.28       11,091.48      12,386.64
9/96         13,789.47        16,014.23       11,632.74      14,121.98
9/97         16,928.65        22,497.47       12,766.11      18,014.56
9/98            17,962        24,548.57       14,234.14      19,933.42
9/99         20,756.52        31,374.36        14,180.8      23,120.54
9/00         23,675.49        35,528.78       15,171.57      25,671.14
3/1/2001     22,692.02        28,865.21       16,289.43      23,390.75

AVERAGE ANNUAL
TOTAL RETURN

                            SIX       ONE     FIVE     SINCE
                           MONTHS     YEAR    YEAR   INCEPTION
                           ------     ----    ----   ---------
GE Strategic Investment    -4.15%     3.44%  11.61%    11.82%
S&P 500                   -18.76%   -21.85%  14.19%    15.54%
LB Aggregate                7.37%    12.53%   7.48%     6.87%
Composite Index*           -8.88%    -9.21%  11.84%    12.27%

*THE COMPOSITE INDEX RETURN IS A BLENDED RETURN COMPOSED OF 60% S&P 500 INDEX AND 40% LB AGGREGATE BOND INDEX.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE STRATEGIC INVESTMENT FUND

MARKET VALUE OF $211,925 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Domestic Equity      44.0%
Bonds and Notes      37.3%
Foreign Equity       16.1%
Short Term & Other    2.6%

                                       NUMBER
                                    OF SHARES         VALUE

DOMESTIC EQUITY -- 44.2%
--------------------------------------------------------------------------------
CAPITAL GOODS -- 3.9%

Alleghany Corp. ....................   1,103   $    220,524(a)
Dover Corp. ........................  71,815      2,573,850
Emerson Electric Co. ...............   7,563        468,906
Hubbell Inc. (Class B)                 9,238        215,245
Minnesota Mining &
   Manufacturing Co. ...............   5,054        525,111
Molex Inc. (Class A) ...............  81,947      2,279,151
United Technologies Corp. ..........   7,545        553,048
Waste Management Inc. ..............  54,532      1,346,940
                                                  8,182,775

CONSUMER - CYCLICAL -- 7.7%

Adelphia Communications
    Corp. (Class A) ................   5,066        205,173(a)
AT&T Corp. - Liberty Media
    Group (Class A) ................ 226,471      3,170,594(a)
Carnival Corp. .....................  47,976      1,327,496
Catalina Marketing Corp. ...........  63,770      2,076,989(a)
Comcast Corp. (Class A) ............  60,790      2,549,381(a)
CVS Corp. ..........................  11,920        697,201
Gannett Co. Inc. ...................   2,077        124,038
Gemstar-TV Guide International Inc..   5,662        162,782(a)
Home Depot Inc. ....................  36,355      1,566,900
Interpublic Group Cos. Inc. ........  38,143      1,310,212(h)
NTL Inc. ...........................  77,184      1,941,178(a)
The Walt Disney Co. ................  22,945        656,227
UnitedGlobalCom Inc. (Class A) .....   3,502         45,964(a)
Viacom Inc. (Class B) ..............   7,217        317,331(a)
                                                 16,151,466

CONSUMER - STABLE -- 11.5%

Abbott Laboratories ................  48,572      2,292,113
American Home Products Corp. .......  19,667      1,155,436

                                       NUMBER
                                    OF SHARES         VALUE

Apogent Technologies Inc. ..........  48,274 $      977,066(a)
Bristol-Myers Squibb Co. ...........  31,289      1,858,567
Cardinal Health Inc. ...............  41,718      4,036,216
Colgate-Palmolive Co. ..............   7,629        421,579
Dentsply International Inc. ........  16,687        609,076
Energizer Holdings Inc. ............   9,536        238,400(a)
Gillette Co. .......................  26,819        835,948
Johnson & Johnson ..................  23,839      2,085,197
Lincare Holdings Inc. ..............  35,759      1,892,992(a)
Medtronic Inc. .....................   3,880        177,471
Merck & Co. Inc. ...................  38,738      2,940,214
Pepsico Inc. .......................  32,183      1,414,443
Pfizer Inc. ........................  46,784      1,915,805
Philip Morris Cos. Inc. ............  23,958      1,136,807
Sybron Dental Specialties Inc. .....  14,899        312,879(a)
                                                 24,300,209

ENERGY -- 3.1%

Anadarko Petroleum Corp. ...........  21,455      1,346,945
Baker Hughes Inc. ..................  32,481      1,179,385
Exxon Mobil Corp. ..................  14,601      1,182,681
Nabors Industries Inc. .............  20,859      1,081,330(a)
Schlumberger Ltd. ..................  29,501      1,699,553
                                                  6,489,894

FINANCIAL -- 9.1%

AFLAC Inc. .........................  14,303        393,905
American Express Co. ...............  24,787      1,023,703
American International Group Inc. ..  27,114      2,182,677
Bank One Corp. .....................  22,647        819,368
Berkshire Hathaway Inc. (Class B) ..     469      1,020,544(a)
Citigroup Inc. ..................... 129,172      5,810,157
Countrywide Credit Industries Inc. .                  6,547323,094
Fannie Mae .........................  40,002      3,184,159
Fidelity National Financial Inc. ...  23,541        630,193
Loews Corp. ........................  18,475      1,097,600
Marsh & McLennan Cos. Inc. .........  15,972      1,517,819
State Street Corp. .................  12,813      1,196,734(e)
                                                 19,199,953

TECHNOLOGY -- 8.6%

Analog Devices Inc. ................   8,046        291,587(a)
Applied Materials Inc. .............  16,687        725,884(a)
Automatic Data Processing Inc. .....  40,824      2,220,009
Cisco Systems Inc. .................  42,910        678,514(a)
Dell Computer Corp. ................  28,011        719,533(a)
EMC Corp. ..........................  25,925        762,195(a)
Equifax Inc. .......................  87,907      2,747,094
First Data Corp. ...................  90,290      5,391,216
Intel Corp. ........................  59,598      1,568,172
Intuit Inc. ........................  19,099        529,997(a)
Microsoft Corp. ....................  37,249      2,037,055(a)
Pitney Bowes Inc. ..................   7,152        248,532
Tellabs Inc. .......................   5,662        230,373(a)
Texas Instruments Inc. .............   1,211         37,517
                                                 18,187,678

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

UTILITIES -- 0.3%

WorldCom Inc. ......................  29,799   $    556,869(a)
XO Communications Inc. (Class A) ...  12,516         87,612(a)
                                                    644,481

TOTAL DOMESTIC EQUITY
   (COST $74,682,570) ..............             93,156,456

--------------------------------------------------------------------------------
FOREIGN EQUITY -- 16.2%
--------------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 1.9%

Autoliv Inc. SDR ...................  21,054        321,536
Bayerische Motoren Werke
   (BMW) AG ........................   8,761        266,433
Compass Group PLC ..................   3,873         27,591(a)
Giordano International Ltd. ........ 256,000        125,538
Granada PLC ........................   3,873          9,522(a)
Grupo Televisa S.A. GDR ............   5,902        197,186(a)
Koninklijke (Royal) Philips
   Electronics N.V. ................  14,123        386,386
Lagardere S.C.A. ...................  11,137        561,870
Mazda Motor Corp. .................. 102,000        247,849
Michelin CGDE (Regd.) (Class B) ....   9,895        321,114
Publicis Groupe ....................   1,821         55,267
Reed International PLC .............  38,953        360,966
Sony Corp. .........................   7,100        503,426
Vivendi Universal S.A. .............  10,531        637,835
                                                  4,022,519

CONSUMER STAPLES -- 0.7%

Carrefour S.A. .....................   7,124        387,299
Fomento Economico Mexicano
   S.A. de C.V. ADR ................     523         18,572
Kao Corp. ..........................  12,643        318,291
Koninklijke Ahold N.V. .............  16,131        499,220
Koninklijke Numico N.V. ............   6,344        258,671
Molson Inc. (Class A) ..............     329          9,179
                                                  1,491,232

ENERGY -- 0.7%

Coflexip S.A. ADR ..................   1,636        106,749
Petroleo Brasileiro S.A. -
    Petrobras ADR ..................  14,174        337,341(a)
Repsol YPF S.A. ....................   2,546         44,951
Saipem S.p.A. ......................  28,013        167,819
TotalFinaElf (Class B) .............   6,433        868,674
                                                  1,525,534

FINANCIAL -- 4.7%

Axa ................................   6,266        693,986
Banca Intesa S.p.A. ................ 145,523        555,592
Banco Comercial
   Portugues (Regd.) ...............  13,726         62,306
Bank of Ireland ....................  74,385        620,336

                                       NUMBER
                                    OF SHARES         VALUE

Bayerische Hypo- und
   Vereinsbank AG ..................   2,560   $    137,824
BNP Paribas S.A. ...................   5,759        482,808
CGNU PLC ...........................  65,314        898,601
Cheung Kong (Holdings) Ltd. ........  43,014        450,817
Credit Suisse AG ...................   2,089        367,780
Deutsche Bank AG ...................   4,875        370,530
Dresdner Bank AG ...................  14,696        664,374
Grupo Financiero Banamex
   Accival S.A. de C.V. (Class O) .. 222,289        386,691
Hutchison Whampoa Ltd. .............   2,200         23,058
ING Groep N.V. .....................  16,894      1,099,762
Investor AB (Series B) .............   1,510         18,259
Invik & Co. AB .....................     723         42,495
Kookmin Bank .......................   2,711         27,701
Manulife Financial Corp.               7,231        190,507
Mizuho Holdings Inc. ...............      17         95,483
Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.) .........   1,938        571,639
Nordea AB (NDA) FDR ................  15,906         96,129
Prudential PLC .....................  26,816        286,361
Riunione Adriatica di Sicurta S.p.A
   (RAS) ...........................  31,384        383,758
Royal & Sun Alliance Insurance
   Group PLC .......................  86,850        589,746
Sampo-Leonia (Series A) ............  11,952        567,765
Svenska Handelsbanken
   AB (Series A) ...................   4,234         60,582
Uniao de Bancos Brasileiros
   S.A. GDR ........................   6,506        132,722
                                                  9,877,612

HEALTHCARE -- 0.9%

Aventis S.A. (Class A) .............   8,354        645,978
Biovail Corp. ......................   4,030        145,604(a)
Elan Corp. PLC ADR .................   3,956        206,701(a)
Fresenius Medical Care AG ..........   4,174        279,392
Merck KGaA .........................   4,045        154,790
Nycomed Amersham PLC ...............  35,118        244,695
Teva Pharmaceutical Industries
   Ltd. ADR ........................   3,600        196,650
                                                  1,873,810

INDUSTRIALS -- 2.4%

Acciona S.A. .......................   1,272         43,137
Alstom .............................  28,584        783,278
BAE Systems PLC .................... 230,778      1,028,341
Bombardier Inc. (Class B) ..........   7,367        101,833
Brambles Industries Ltd. ...........  25,205        539,866
Desc S.A. de C.V. (Series B) .......  20,733          9,618
Desc S.A. de C.V. ADR ..............   6,086         48,688
Embraer - Empresa Brasileira de
   Aeronautica S.A. ADR ............   9,297        352,356
Grupo Carso S.A. de C.V. ADR .......   5,034         23,509(a)
IHC Caland N.V. ....................   7,503        376,222
Invensys PLC ....................... 359,843        684,275
ITOCHU Corp. .......................  31,166        110,491(a)
Johnson Electric Holdings Ltd. ..... 170,400        269,798

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                       NUMBER
                                    OF SHARES         VALUE

KOMATSU Ltd. .....................    44,000   $    201,912
Minebea Co. Ltd. .................    57,000        404,613
Railtrack Group PLC ..............     1,195         11,650
Schneider Electric S.A. ..........     1,596         92,664
                                                  5,082,251

INFORMATION TECHNOLOGY -- 1.7%

Alcatel S.A. .....................     6,143        185,087
ASM Lithography Holding N.V. .....    15,067        334,012(a)
Canon Inc. .......................    18,000        652,486
CGI Group Inc. (Class A) .........    23,909         90,657(a)
Datacraft Asia Ltd. ..............    49,080        238,529
ECI Telecommunications Ltd. ......    19,197        146,377
Fujitsu Ltd. .....................    26,000        345,921
Getronics N.V. ...................     5,948         25,273
Samsung Electronics ..............     1,620        253,163
Taiwan Semiconductor
   Manufacturing Co. Ltd. ........   223,206        602,248(a)
TietoEnator Oyj ..................       556         13,451
Toshiba Corp. ....................   113,000        658,986
                                                  3,546,190

MATERIALS -- 0.8%

Bayer AG .........................       853         36,124
Billiton PLC .....................    27,865        125,945
Corus Group PLC ..................    55,700         49,402(a)
CRH PLC ..........................    20,496        314,449
Industriforvaltnings AB
   Kinnevik (Series B) ...........     1,406         27,907
Ispat International N.V.
   (Regd.) (Class A) .............     8,153         22,910
Jefferson Smurfit Group PLC ......    62,737        100,159
Metallgesellschaft AG ............    29,262        324,861
Pohang Iron & Steel Co. Ltd.
   (POSCO) .......................     3,644        246,401
Pohang Iron & Steel Co. Ltd.
   (POSCO) ADR ...................       732         13,140
Shin-Etsu Chemical Co. ...........    10,000        342,575
Stora Enso Oyj ...................    19,827        187,325
                                                  1,791,198

TELECOMMUNICATION SERVICES -- 2.1%

America Movil S.A. de
   C.V. ADR (Series L) ...........       934         13,683(a)
Cable & Wireless Optus Ltd. ......    71,168        126,508(a)
Cable & Wireless PLC .............    33,892        228,457
Hellenic Telecommunication
   Organization S.A. ADR .........     6,033         39,818
Hellenic Telecommunication
   Organization S.A. GDR .........     3,161         42,211
Koninklijke (Royal) KPN N.V. .....     6,805         66,209
Korea Telecom Corp. ADR ..........     2,583         59,977
Korea Telecom Corp. ..............     1,486         62,633
Nippon Telegraph and Telephone
   Corp. (NTT) ...................        41        261,313
Telecom Italia S.p.A .............       912          9,146
Telefonica S.A. ..................    40,168        643,112(a)
Telefonica S.A. ADR ..............       496         23,745(a)
Telekomunikacja Polska S.A. GDR
   (Series A) ....................    19,058        101,960(b)

                                       NUMBER
                                    OF SHARES         VALUE

Vodafone Group PLC ...............   256,515   $    702,559
Vodafone Group PLC ADR ...........    72,411      1,965,959
                                                  4,347,290

UTILITIES -- 0.3%

Lyonnaise Des Eaux S.A. ..........     1,695        249,012
National Grid Group PLC ..........    10,951         84,541
ScottishPower PLC ................     2,825         18,762
The Tokyo Electric Power Co. Inc..     5,400        120,029
Veba AG ..........................     3,218        152,159
                                                    624,503

TOTAL FOREIGN EQUITY
   (COST $39,129,321) ............               34,182,139

                                   PRINCIPAL
                                      AMOUNT          VALUE

--------------------------------------------------------------------------------
BONDS AND NOTES -- 37.5%
--------------------------------------------------------------------------------
U.S. TREASURIES -- 6.9%

U.S. Treasury Bonds
   9.125%   05/15/09 .............$  465,000        524,213
   8.125%   08/15/19 ............. 4,290,000      5,536,760(h)
   6.25%    05/15/30 .............   146,000        160,394(h,j)
   5.375%   02/15/31 .............   605,000        597,250
 .................................                6,818,617
U.S. Treasury Notes
   4.625%   02/28/03 ............. 1,745,000      1,757,267
   6.75%    05/15/05 .............   755,000        815,989
   5.75%    11/15/05 .............   685,000        718,709
   3.875%   01/15/09 ............. 1,478,567      1,537,251(h)
   3.50%    01/15/11 ............. 2,046,925      2,079,860
   5.00%    02/15/11 .............   720,000        723,715
                                                  7,632,791

TOTAL U.S. TREASURIES
   (COST $14,015,971) ............               14,451,408

FEDERAL AGENCIES -- 2.8%

Federal Home Loan Bank
   5.125%   01/13/03 .............   885,000        892,469
Federal Home Loan Mortgage Corp.
   6.22%    03/18/08 .............   445,000        446,113
Federal National Mortgage Assoc.
   5.125%   02/13/04 .............    85,000         85,664
   5.64%    12/10/08 .............   255,000        251,996
   5.78%    05/05/04 .............   405,000        408,860
   6.04%    02/25/09 .............   320,000        320,598
   7.00%    07/15/05 ............. 1,260,000      1,347,016
   7.125%   01/15/30 .............   745,000        826,138
   7.25%    01/15/10 ............. 1,205,000      1,331,898
                                                  4,572,170

TOTAL FEDERAL AGENCIES
   (COST $5,800,717) .............                5,910,752

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

page>

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

AGENCY MORTGAGE BACKED -- 10.6%

Federal Home Loan Mortgage Corp.
   6.00%    08/01/29 - 01/01/30 ..$  401,379   $    391,970
   6.50%    06/01/29 .............   192,512        192,090
   7.50%    11/01/09 - 03/01/30 ..   525,048        538,990
   8.00%    04/01/30 - 06/01/30 ..    79,766         82,333
   8.50%    10/01/30 .............   472,783        493,467
   9.00%    04/01/16 - 06/01/21 ..   142,797        150,590(h)
   6.00%    TBA .................. 1,003,000        978,236(c)
                                                  2,827,676
Federal National Mortgage Assoc.
   5.50%    11/01/13 - 08/01/15 .. 2,724,654      2,671,499
   6.00%    02/01/14 - 10/01/29 ..   666,402        657,342
   6.50%    01/01/15 - 10/01/29 ..   701,602        702,025
   7.00%    08/01/13 - 02/01/30 ..    54,168         55,459
   7.50%    12/01/09 - 02/01/30 .. 3,661,399      3,759,977
   8.00%    12/01/11 - 01/01/31 .. 2,553,390      2,642,702
   8.50%    06/01/30 - 01/01/31 ..   948,615        988,759
   9.00%    06/01/09 - 01/01/31 ..   754,976        797,889
   5.50%    TBA .................. 1,008,000        988,152(c)
   6.00%    TBA ..................   488,000        475,800(c)
   6.50%    TBA ..................   609,000        616,235(c)
   7.50%    TBA ..................   286,000        294,403(c)
                                                 14,650,242
Government National Mortgage Assoc.
   6.50%    02/15/24 - 04/15/28 .. 2,322,534      2,325,746
   7.00%    03/15/12 - 04/15/28 ..   728,095        745,384
   7.50%    01/15/23 .............    79,332         81,686
   8.00%    09/15/29 - 06/15/30 ..   212,222        219,051
   8.50%    10/15/17 .............   656,198        693,424
   9.00%    11/15/16 - 12/15/21 ..   719,657        769,207
                                                  4,834,498

TOTAL AGENCY MORTGAGE BACKED
   (COST $22,063,307) ............               22,312,416

AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 1.9%

Collateralized Mortgage Obligation Trust
   4.53%    11/01/18 .............    19,426         15,577(d,f)
   7.28%    09/01/15 .............     7,201          6,897(d,f)
                                                     22,474
Federal Home Loan Mortgage Corp.
   3.92%    10/15/23 .............    91,849         70,235(d,f)
   5.16%    05/15/24 .............    65,000         44,708(d,f)
   5.438%   09/15/29 .............   155,337        121,212(i)
   6.00%    09/15/23 .............    92,000         92,920
   6.873%   09/15/14 .............   195,000        191,244(i)
   7.00%    01/15/28 .............    52,000         14,413(g)
   7.229%   04/15/01 .............    56,000         48,927(i)
   7.50%    07/15/27 - 07/15/29 ..   619,280        119,384(g,h)
   7.619%   03/15/30 .............   228,406        203,716(i)
   7.75%    03/15/22 .............   181,242        189,454
   8.00%    04/15/20 .............    11,730         12,173
   8.381%   02/15/24 .............    71,000         67,050(i)
   8.719%   02/15/22 .............    84,000         87,293(i)
                                                  1,262,729

                                    PRINCIPAL
                                       AMOUNT         VALUE

Federal Home Loan Mortgage Corp. STRIPS
   3.30%    06/01/29 .............$  812,427   $    668,465(d,f)
   4.98%    04/01/28 .............   455,887        348,547(d,f)
   5.48%    08/01/27 .............   138,750        117,924(d,f)
   8.00%    02/01/23 - 07/01/24 ..   122,264         23,478(g)
                                                  1,158,414
Federal National Mortgage Assoc.
   4.79%    10/25/29 .............   121,363         90,871(d,f)
Federal National Mortgage
   Assoc. REMIC
   4.99%    12/25/22 .............    27,589         22,656(d,f)
   5.88%    04/25/01 .............    65,000         53,523(i)
   6.246%   12/18/29 .............    73,597         58,900(i)
   8.97%    11/25/29 .............    53,286         52,040(i)
   9.913%   08/25/14 .............   108,338        107,272(i)
 1,008.00%  05/25/22 .............       148          3,043(g)
 1,008.913% 03/25/22 .............       312          7,813(g)
                                                    305,247
Federal National Mortgage Assoc. STRIPS
   8.50%    04/01/17 .............    16,117          3,032(g)
   4.88%    05/01/28 .............   678,924        525,317(d,f)
   7.00%    12/01/29 .............   247,467         47,792(g)
   7.50%    11/01/23 - 07/01/27 .. 1,782,371        351,677(g)
   8.00%    02/01/23 - 11/01/29 .. 1,285,330        250,180(g)
   8.50%    03/01/17 - 07/25/22 ..    49,704          9,573(g)
   9.00%    05/25/22 .............    28,178          5,886(g)
                                                  1,193,457

TOTAL AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $3,946,410) .............                4,033,192

ASSET BACKED -- 3.4%

Advanta Mortgage Loan Trust Corp.
   6.30%    07/25/25 .............     8,930          9,037
American Express Credit Account
   Master Trust
   5.364%   03/15/05 .............    62,000         62,116(i)
   6.40%    04/15/05 .............   400,000        408,624
American Express Master Trust
   5.314%   08/15/04 .............   719,000        720,122(i)
Citibank Credit Card
   Issuance Trust
   6.90%    10/17/07 .............    59,000         62,052
Discover Card Master Trust I
   5.274%   04/15/01 ............. 1,025,000      1,025,318(i)
Ford Credit Auto Owner Trust
   6.62%    07/15/04 .............   560,000        575,747(i)
Green Tree Financial Corp.
   Series 1993-1
   6.90%    04/15/18 .............    38,143         38,703
   6.97%    04/01/31 .............    88,000         90,667
MBNA Master Credit Card Trust
   5.289%   06/15/04 ............. 1,200,000      1,201,116(i)
   6.60%    11/15/04 .............   400,000        408,624
   5.394%   04/15/01 .............   207,000        207,517(i)
Mid-State Trust
   7.54%    07/01/35 .............    22,171         21,637

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

People's Bank Credit Card
   Master Trust
   5.454%   05/15/05 .............$1,000,000   $  1,003,169(i)
Provident Bank Home Equity
   Loan Trust
   6.72%    01/25/13 .............    42,948         43,552
Providian Gateway Master Trust
   5.38%    04/15/01 .............   600,000        600,000(b,i)
PSE&G Transition Funding LLC
   6.61%    06/15/15 .............    50,000         51,032
West Penn Funding LLC
   6.81%    09/25/08 .............    63,000         65,756
World Omni Automobile Lease
   Securitization Trust
   5.714%   12/15/04 .............   529,000        530,984(i)

TOTAL ASSET BACKED
   (COST $7,107,034) .............                7,125,773

CORPORATE NOTES -- 9.9%

Abbey National Capital Trust I
   8.963%   12/29/49 .............   130,000        143,636(i)
Abbey National PLC
   6.70%    06/29/49 .............    55,000         53,258(i)
   7.35%    10/29/49 .............    42,000         43,039(i)
AES Drax Holdings Ltd.
   10.41%   12/31/20 .............   100,000        109,989(b)
Aetna Services Inc.
   7.375%   03/01/06 .............   160,000        160,418
   6.97%    08/15/36 .............   140,000        143,767
Ahold Finance USA Inc.
   6.25%    05/01/09 .............    70,000         67,201
   8.25%    07/15/10 .............   145,000        158,094
Air 2 US
   10.127%  10/01/20 .............   155,000        171,937(b)
Allstate Financial Global Funding
   6.15%    02/01/06 .............   250,000        253,340(b)
Amerada Hess Corp.
   7.875%   10/01/29 .............   125,000        131,979
American Airlines Inc.
   9.71%    01/02/07 .............   129,998        138,706
   6.855%   10/15/10 .............    66,194         68,392
   10.18%   01/02/13 .............    45,000         48,248
American Home Products Corp.
   5.875%   03/15/04 .............   105,000        105,253(b)
   6.70%    03/15/11 .............   210,000        211,785(b)
Arvin Industries Inc.
   7.125%   03/15/09 .............    60,000         49,449
Associates Corp. of North America
   6.375%   10/15/02 .............   200,000        204,022
   5.75%    11/01/03 .............    55,000         55,678
AT&T Corp.
   6.50%    03/15/29 .............   145,000        122,499
AT&T Wireless Services Inc.
   7.35%    03/01/06 .............   105,000        105,810(b)
   8.75%    03/01/31 .............   110,000        109,730(b)
Axa
   8.60%    12/15/30 .............   145,000        156,286

                                    PRINCIPAL
                                       AMOUNT         VALUE

Bank of America Corp.
   7.40%    01/15/11 .............  $190,000   $    199,924
Bank One Corp.
   6.50%    02/01/06 .............   220,000        224,156
Barclays Bank PLC
   8.55%    09/29/49 .............   155,000        171,250(b)
BCI US Funding Trust I
   8.01%    12/29/49 .............   100,000         97,896(b)
Beckman Instruments Inc.
   7.10%    03/04/03 .............    50,000         50,132
Bellsouth Capital Funding
   7.875%   02/15/30 .............   150,000        161,269
Bellsouth Telecomm Inc.
   6.375%   06/01/28 .............    75,000         67,027
Boeing Capital Corp.
   7.10%    09/27/05 .............   195,000        207,876
Boston University
   7.625%   07/15/97 .............   200,000        200,620
Brascan Ltd.
   7.375%   10/01/02 .............    30,000         30,175
Bristol-Myers Squibb Co.
   6.875%   08/01/97 .............    50,000         49,370
British Telecommunications PLC
   8.125%   12/15/10 .............   160,000        165,848
Capital One Bank
   6.875%   02/01/06 .............   205,000        198,620
CIT Group Inc.
   7.125%   10/15/04 .............   120,000        124,158
   7.625%   08/16/05 .............    95,000        100,211
Citigroup Inc.
   5.70%    02/06/04 .............   155,000        156,903
   7.25%    10/01/10 .............   150,000        158,060
Clear Channel Communications Inc.
   7.25%    09/15/03 .............   130,000        134,418
   7.875%   06/15/05 .............   105,000        111,398
Cleveland Electric Toledo Edison
   7.67%    07/01/04 .............   175,000        183,164
Coca-Cola Enterprises Inc.
   6.70%    10/15/36 .............    80,000         82,785
Conseco Inc.
   8.70%    11/15/26 .............    20,000         11,500
Corporacion Andina De Fomento
   6.75%    03/15/05 .............   130,000        131,449
CSC Holdings Inc.
   8.125%   07/15/09 .............   130,000        131,943
DaimlerChrysler AG
   7.40%    01/20/05 .............   130,000        133,335
   8.00%    06/15/10 .............   155,000        161,803
   8.50%    01/18/31 .............    90,000         93,364
Delphi Automotive Systems Corp.
   6.125%   05/01/04 .............    85,000         84,658
Delta Air Lines Inc.
   7.57%    11/18/10 .............    50,000         53,841
Deutsche Telekom AG
   7.75%    06/15/05 .............    60,000         61,940
   8.25%    06/15/30 .............   210,000        202,209
Dominion Resources Inc.
   6.00%    01/31/03 .............   140,000        141,210
Dresdner Funding Trust I
   8.151%   06/30/31 .............   230,000        230,945(b)

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

Duke Capital Corp.
   7.25%    10/01/04 .............  $190,000   $    198,411
Duke Energy Corp.
   5.375%   01/01/09 .............   150,000        140,445
El Paso Corp.
   7.375%   12/15/12 .............   160,000        167,014
Empresa Nacional De Electricidad
   8.125%   02/01/97 .............    65,000         52,176
Enron Corp.
   8.00%    08/15/05 .............   170,000        181,082(b)
ERAC USA Finance Co.
   8.25%    05/01/05 .............   225,000        234,733(b)
FedEx Corp.
   7.85%    01/30/15 .............   113,346        119,354
First Union Corp.
   7.55%    08/18/05 .............   130,000        137,864
Ford Motor Co.
   7.375%   10/28/09 .............    50,000         51,732
   7.45%    07/16/31 .............   200,000        195,690
Ford Motor Credit Co.
   7.60%    08/01/05 .............   255,000        269,443
   6.875%   02/01/06 .............   150,000        154,086
   7.875%   06/15/10 .............   125,000        133,944
FPL Group Capital Inc.
   7.375%   06/01/09 .............    60,000         62,955
France Telecom S.A.
   7.20%    03/01/06 .............    80,000         81,286(b)
   8.50%    03/01/31 .............    85,000         84,889(b)
General Motors Acceptance Corp.
   5.80%    03/12/03 .............   130,000        130,759
   5.75%    11/10/03 .............    50,000         50,097
   6.125%   01/22/08 .............    85,000         82,681
   7.25%    03/02/11 .............    65,000         66,505
Georgia-Pacific Group
   9.95%    06/15/02 .............    50,000         51,678
Guangdong International Trust &
   Investment Corp.
   8.75%    10/24/16 .............    50,000          3,500(b,l)
Heritage Media Corp.
   8.75%    02/15/06 .............    80,000         80,000
Household Finance Corp.
   6.125%   07/15/02 .............    40,000         40,317(i)
HSBC Capital Funding LP
   9.547%   06/30/10 .............   100,000        114,739(b,i)
Hydro-Quebec
   8.25%    04/15/26 .............    50,000         59,020
International Paper Co.
   8.00%    07/08/03 .............   130,000        136,076
   8.125%   07/08/05 .............   100,000        106,710
Israel Electric Corp. Ltd.
   8.10%    12/15/96 .............    25,000         19,630(b)
   7.125%   07/15/05 .............    50,000         50,275(b)
J.P. Morgan Chase & Co.
   6.75%    02/01/11 .............    50,000         51,026
John Hancock Financial Services Inc.
   6.50%    03/01/11 .............   180,000        180,144(b)
Kellogg Co.
   5.50%    04/01/03 .............   215,000        214,454(b)
   7.45%    04/01/31 .............    75,000         74,891(b)

                                    PRINCIPAL
                                       AMOUNT         VALUE

Koninklijke (Royal) KPN NV
   7.50%    10/01/05 .............  $170,000   $    167,005
Kroger Co.
   7.375%   03/01/05 .............   150,000        156,708
LCI International Inc.
   7.25%    06/15/07 .............   129,000        131,059
Lehman Brothers Holdings Inc.
   7.50%    08/01/26 .............   115,000        119,355
Lenfest Communications Inc.
   8.375%   11/01/05 .............    95,000        103,350
Lumbermens Mutual Casualty
   8.30%    12/01/37 .............    20,000         15,814(b)
Marconi Corp. PLC
   8.375%   09/15/30 .............   395,000        359,766
Meditrust
   7.114%   08/15/04 .............   100,000         84,500
Merita Bank Ltd.
   7.15%    12/29/49 .............   250,000        252,407(b,i)
MidAmerican Energy Co.
   7.375%   08/01/02 .............   130,000        133,559
Midwest Generation LLC
   8.56%    01/02/16 .............   200,000        192,060(b)
Monumental Global Funding
   6.05%    01/19/06 .............   250,000        252,675(b)
Morgan Stanley, Dean Witter & Co.
   7.125%   01/15/03 .............   185,000        191,460
Nabisco Inc.
   6.125%   02/01/33 .............    70,000         70,627
National Rural Utilities Cooperative
   6.046%   04/15/03 .............   100,000        101,857
NB Capital Trust IV
   8.25%    04/15/27 .............   195,000        195,782
News America Holdings Inc.
   7.625%   11/30/28 .............   110,000        102,459
Noram Energy Corp.
   6.375%   11/01/03 .............    70,000         71,455(i)
Ontario Province of Canada
   7.375%   01/27/03 .............   150,000        156,792
Osprey Trust/Osprey I
   7.797%   01/15/03 .............   250,000        255,742(b)
Pacific Gas & Electric Co.
   7.375%   11/01/05 .............    50,000         38,250(b)
Pactiv Corp.
   8.375%   04/15/27 .............   125,000        112,477
Pemex Finance Ltd.
   9.03%    02/15/11 .............   165,000        178,593
Pepsi Bottling Holdings Inc.
   5.375%   02/17/04 .............   150,000        149,646(b)
Petroleos Mexicanos
   9.50%    09/15/27 .............   180,000        189,900
Pharmacia Corp.
   5.75%    12/01/05 .............    65,000         66,251
Philip Morris Cos. Inc.
   7.20%    02/01/07 .............    30,000         31,405
Phillips Petroleum Co.
   9.375%   02/15/11 .............   195,000        236,463
PP&L Capital Funding Inc.
   7.75%    04/15/05 .............   125,000        130,145

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

Principal Life Global Funding
   6.125%   03/01/06 .............  $175,000   $    176,619(b)
Procter & Gamble Co.
   9.36%    01/01/21 .............   110,000        142,289
Progress Energy Inc.
   6.55%    03/01/04 .............   105,000        106,937
   7.75%    03/01/31 .............   105,000        108,403
Quebec Province of Canada
   7.50%    09/15/29 .............    90,000         98,581
Qwest Capital Funding Inc.
   7.25%    02/15/11 .............   170,000        172,696(b)
Qwest Corp.
   7.625%   06/09/03 .............   435,000        451,865
   5.625%   11/15/08 .............    95,000         87,578
Raytheon Co.
   7.90%    03/01/03 .............   140,000        143,698
   6.75%    08/15/07 .............   150,000        148,642
Royal & Sun Alliance Insurance
   Group PLC
   8.95%    10/15/29 .............   115,000        120,115
Royal Bank of Scotland Group PLC
   8.817%   03/31/49 .............   100,000        108,219
   9.118%   03/31/49 .............    35,000         39,588
Safeway Inc.
   6.15%    03/01/06 .............   135,000        136,057
Southern California Edison Co.
   7.20%    11/03/03 .............    75,000         59,250
Stop & Shop Cos. Inc.
   9.75%    02/01/02 .............    40,000         41,440
SunAmerica Inc.
   5.60%    07/31/97 .............   150,000        114,115
Suntrust Bank Inc.
   6.00%    01/15/28 .............    30,000         29,560
Tele-Communications Inc.
   9.80%    02/01/12 .............   125,000        149,826
Telefonica Europe BV
   7.35%    09/15/05 .............   195,000        203,053
The Walt Disney Co.
   5.62%    12/01/08 .............    80,000         75,646
Tosco Corp.
   7.625%   05/15/06 .............    50,000         53,564
TRW Inc.
   6.625%   06/01/04 .............   110,000        108,440
Turner Broadcasting Systems Inc.
   8.375%   07/01/13 .............    90,000        101,371
TXU Eastern Funding Co.
   6.45%    05/15/05 .............   165,000        164,609
Tyco International Group S.A.
   6.875%   09/05/02 .............   250,000        254,795
   6.375%   02/15/06 .............   175,000        176,841
   6.75%    02/15/11 .............   195,000        195,916
UBS PFD Funding Trust I
   8.622%   10/29/49 .............   155,000        171,326(i)
Unilever Capital Corp.
   6.875%   11/01/05 .............    95,000         99,667
Union Carbide Corp.
   6.79%    06/01/25 .............   200,000        208,220
Union Oil Co.
   7.35%    06/15/09 .............   100,000        105,238

                                    PRINCIPAL
                                       AMOUNT         VALUE
United Air Lines Inc.
   7.73%    07/01/10 .............$   50,000   $     53,028
   9.56%    10/19/18 .............    65,000         69,151
US Airways Pass-Through Trust
   8.36%    01/20/19 .............   161,296        174,082
USA Networks Inc.
   6.75%    11/15/05 .............    80,000         81,993
Vodafone Group PLC
   7.625%   02/15/05 .............   180,000        191,028
WCG Note Trust
   8.25%    03/15/04 .............   215,000        214,125(b)
Williams Cos. Inc.
   6.125%   12/01/03 .............   120,000        120,781
WorldCom Inc.
   6.40%    08/15/05 .............    85,000         83,275
   7.375%   01/15/06 .............   130,000        131,873(b)
   8.875%   01/15/06 .............   100,000        102,210
Yale University
   7.375%   04/15/96 .............    45,000         48,442
Yorkshire Power Pass-Through
   Asset Trust
   8.25%    02/15/05 .............   100,000        108,976(b)

TOTAL CORPORATE NOTES
   (COST $20,536,898) ............               20,884,269

NON-AGENCY COLLATERALIZED MORTGAGE OBLIGATIONS -- 2.0%

Bear Stearns Commercial
   Mortgage Securities
   6.80%    09/15/08 .............   143,738        149,102
Chase Commercial Mortgage
   Securities Corp.
   6.025%   08/18/07 .............   209,274        211,753
   6.39%    11/18/08 .............    83,000         84,259
Commercial Mortgage
   Acceptance Corp.
   6.03%    03/15/08 .............   100,000        100,356
DLJ Commercial Mortgage Corp.
   6.24%    11/12/31 .............   183,000        183,888
First Union Lehman Brothers -
   Bank of America
   6.28%    06/18/07 .............   270,517        276,016
   6.56%    11/18/08 .............   350,000        358,934
GMAC Commercial Mortgage
   Security Inc.
   6.42%    08/15/08 .............    74,000         75,034
GS Mortgage Securities Corp.
   (Class A)
   6.86%    07/13/30 .............   117,000        120,001
LB Commercial Conduit
   Mortgage Trust
   6.41%    08/15/07 .............   135,856        139,193
   6.78%    04/15/09 ............. 1,520,000      1,574,388
Morgan Stanley Capital I
   6.86%    05/15/06 .............    87,205         89,945(b, i)
   6.25%    07/15/07 .............    83,649         85,465
   6.55%    12/15/07 .............    60,000         61,558
   6.52%    01/15/08 .............    25,000         25,568
   6.54%    05/15/08 .............   142,000        145,725

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                    GE STRATEGIC INVESTMENT FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

                                    PRINCIPAL
                                       AMOUNT         VALUE

   6.21%    09/15/08 ............. $  32,000   $     32,145
   6.76%    11/15/08 .............    68,262         70,545
   7.11%    07/15/09 .............    93,000         97,519
Morgan Stanley Dean Witter
   Capital I
   7.20%    09/15/10 .............    25,000         26,417
   6.54%    10/15/11 .............   100,000        102,141
Nationslink Funding Corp.
   6.001%   11/20/07 .............    61,152         61,740
Residential Asset Securitization Trust
   1.065%   08/25/30 .............   862,434         14,920(g, i)
Salomon Brothers Mortgage
   Securities Inc.
   7.00%    07/25/24 .............    90,726         84,980(i)
   7.00%    07/25/24 .............   121,913        117,404(i)
Structured Asset Securities Corp.
   1.586%   02/25/28 .............   351,421         23,172(g,i)

TOTAL NON-AGENCY COLLATERALIZED
   MORTGAGE OBLIGATIONS
   (COST $4,187,326) .............                4,312,168


TOTAL BONDS AND NOTES
   (COST $77,657,663) ............               79,029,978

                                      NUMBER
                                    OF SHARES          VALUE

--------------------------------------------------------------------------------
PREFERRED STOCK -- 0.4%
--------------------------------------------------------------------------------
DOMESTIC PREFERRED -- 0.2%

Centaur Funding Corp.
   (Series B), 9.08% .............       405        426,589(a,b)

FOREIGN PREFERRED -- 0.2%

Fresenius Medical Care AG ........     1,602         75,397
Henkel KGaA ......................     5,706        333,550
Telecomunicacoes Brasileiras
   S.A. ADR ......................       504         24,368
                                                    433,315

TOTAL PREFERRED STOCK
   (COST $863,785) ...............                  859,904

                                       NUMBER
                                    OF SHARES         VALUE

--------------------------------------------------------------------------------
RIGHTS -- 0.0%
--------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES -- 0.0%

Telefonica S.A. expiring 03/21/01
   (COST $0) .....................             $     10,050(a)

--------------------------------------------------------------------------------
WARRANTS -- 0.0%
--------------------------------------------------------------------------------
CONSUMER - DISCRETIONARY -- 0.0%

Publicis SA - CVG, 03/07/02 ......     1,821          4,005(a)

FINANCIAL -- 0.0%

Muenchener Rueckversicherungs-
   Gesellschaft AG (Regd.),
   06/03/02 ......................        27          2,157(a)

MATERIALS -- 0.0%

CRH PLC expiring 04/19/01 ........     5,124         77,981(a)

TOTAL WARRANTS
   (COST $47,946) ................                   84,143

TOTAL INVESTMENTS IN SECURITIES
   (COST $192,381,285) ...........              207,322,670

--------------------------------------------------------------------------------
SHORT-TERM INVESTMENTS -- 2.2%
--------------------------------------------------------------------------------
GEI Short-Term Investment Fund
   (COST $4,601,905) ............. 4,601,905      4,601,905(p)

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (0.5)% ....................               (1,108,359)
                                               ------------

NET ASSETS -- 100% ...............             $210,816,216
                                               ============

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                                            GE MONEY MARKET FUND

 INVESTMENT PROFILE
 A mutual fund designed for
 investors who seek a high level
 of current income consistent
 with the preservation of capital
 and maintenance of liquidity by
 investing primarily in short-term,
 U.S. dollar-denominated money
 market instruments.

LIPPER PERFORMANCE COMPARISON
Money Market Peer Group
Based on average annual total returns for the periods ended 3/31/01

                 SIX     ONE     FIVE
                MONTHS   YEAR    YEAR
                ------   ----    ----
Number of
Funds in
peer group:        385    368     257
--------------------------------------
Peer group
average annual
total return:    2.74%    5.68%   5.01%
--------------------------------------
Lipper categories
in peer group:  Money Market

CHANGE IN VALUE OF A $10,000 INVESTMENT

[LINE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

               GE Money Market Fund     90 Day T-Bill
2/22/93                   10,000             10,000
9/93                   10,164.21          10,176.55
9/94                    10,500.2          10,562.06
9/95                   11,079.32          11,160.37
9/96                   11,653.48          11,743.11
9/97                   12,252.89          12,350.23
9/98                      12,894          12,982.86
9/99                   13,497.68          13,575.93
9/00                   14,281.39          14,356.12
3/1/2001               14,700.48          14,774.35

AVERAGE ANNUAL
TOTAL RETURN

                    SIX    ONE    FIVE    SINCE
                   MONTHS  YEAR   YEAR  INCEPTION
                   ------  ----   ----  ---------
GE Money Market    2.93%   6.06%  5.27%   4.87%
90 Day T-Bill      2.91%   5.98%  5.21%   4.93%

--------------------------------------------------------------------------------

FUND YIELD
AT MARCH 31, 2001
-----------------------------------------------
                       FUND     IBC MONEY FUND
                       ----     --------------
  7-day current        4.75%+       4.69%
  7-day effective       4.86%       4.80%

CURRENT YIELD REPRESENTS INCOME EARNED ON AN INVESTMENT IN THE MONEY MARKET FUND FOR A SEVEN DAY PERIOD AND THEN ANNUALIZED.

EFFECTIVE YIELD IS CALCULATED SIMILARLY BUT IS SLIGHTLY HIGHER BECAUSE IT REFLECTS THE COMPOUNDING EFFECT OF EARNINGS ON REINVESTED DIVIDENDS.

+THE SEVEN DAY CURRENT YIELD, RATHER THAN THE TOTAL RETURN, MORE CLOSELY REFLECTS THE CURRENT EARNINGS OF THE GE MONEY MARKET FUND AT MARCH 31, 2001.

AN INVESTMENT IN THE GE MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

SEE NOTES TO PERFORMANCE FOR FURTHER INFORMATION, INCLUDING AN EXPLANATION OF LIPPER PEER CATEGORIES. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

--------------------------------------------------------------------------------

Q&A

Q. HOW DID THE GE MONEY MARKET FUND PERFORM COMPARED TO ITS BENCHMARK AND LIPPER PEER GROUP FOR THE SIX-MONTH PERIOD ENDED MARCH 31, 2001?

A. The GE Money Market Fund returned 2.93% for the six-month period ended March 31, 2001, while the 90-day U.S. Treasury Bill returned 2.91%. The average return posted by the Lipper peer group representing 385 Money Market funds was 2.74%.

Q. WHAT WERE THE KEY DRIVERS OF FUND PERFORMANCE?

A. The Fund's return for the period outpaced both its benchmark index and competitive peer group. The outperformance resulted mainly from favorable management of the Fund's average maturity. As the Federal Reserve began lowering the federal funds rate in early January, we reduced the average maturity of the portfolio to take advantage of the more attractive yields provided by overnight maturities relative to longer dated securities.

                                                            GE MONEY MARKET FUND

                              SCHEDULE OF INVESTMENTS March 31, 2001 (unaudited)

GE MONEY MARKET FUND

MARKET VALUE OF $284,312 (IN THOUSANDS)

[PIE GRAPH OMITTED]
PLOT POINTS FOLLOWS:

Commerical Paper                   51.0%
Yankee Certificates of Deposits    27.4%
U.S. Governments                   20.5%
Cash & Other                        1.0%
Time Deposits                       0.1%

                                    PRINCIPAL     AMORTIZED
                                       AMOUNT          COST

SHORT-TERM INVESTMENTS -- 102.2%
--------------------------------------------------------------------------------
U.S. GOVERNMENTS -- 25.7%

U.S. AGENCIES (D)

Federal Agricultural Mortgage Corp.
   4.79%    05/18/01 ............$ 1,600,000   $  1,590,057
Federal Farm Credit Bank
   6.47%    04/16/01 ............  2,856,000      2,848,533
   4.46%    12/18/01 ............  3,250,000      3,147,503
                                                  5,996,036
Federal Home Loan Bank
   4.78%    05/22/01 ............  3,826,000      3,800,254
   4.46%    09/21/01 ............  3,790,000      3,710,591
   4.91%    02/07/02 ............ 11,000,000     10,998,472
                                                 18,509,317
Federal Home Loan Mortgage Corp.
   5.44%    04/26/01 ............ 10,000,000      9,962,708
   4.46%    12/28/01 ............  3,000,000      2,901,763
                                                 12,864,471
Federal National Mortgage Assoc.
   6.47%    04/12/01 ............ 10,392,000     10,372,059
   4.85%    08/02/01 ............ 11,220,000     11,037,909
   5.08%    08/09/01 ............ 11,000,000     10,803,375
   4.90%    10/12/01 ............    249,000        243,122
                                                 32,456,465

TOTAL U.S. GOVERNMENTS
   (COST $71,416,346) ...........                71,416,346

COMMERCIAL PAPER -- 44.4%

Abbey National PLC
   5.375%   04/02/01 ............  9,000,000      9,000,000
Banc One Corp.
   5.34%    04/20/01 ............ 11,220,000     11,188,378
Bank of America
   5.36%    04/23/01 ............ 11,220,000     11,220,000

                                    PRINCIPAL     AMORTIZED
                                       AMOUNT          COST
Bank of Nova Scotia
   4.75%    06/21/01 ............$10,900,000   $ 10,900,000
Citibank Capital Markets
   5.40%    04/02/01 ............ 14,000,000     13,997,900
Goldman Sachs Group LP
   5.23%    04/03/01 ............ 11,370,000     11,366,697
Halifax Group PLC
   5.38%    04/20/01 ............ 11,200,000     11,201,127
J.P. Morgan Chase & Co.
   5.23%    04/02/01 ............ 11,300,000     11,298,359
Merrill Lynch & Co. Inc.
   5.35%    04/10/01 ............ 11,220,000     11,204,993
Morgan Stanley Group Inc.
   4.98%    04/11/01 ............ 11,000,000     10,984,783
National Australia Funding Corp.
   5.31%    04/20/01 ............ 11,220,000     11,188,556

TOTAL COMMERCIAL PAPER
   (COST $123,550,793) ..........               123,550,793

YANKEE CERTIFICATES OF DEPOSIT -- 27.9%

Bank of Montreal
   5.23%    04/09/01 ............ 11,370,000     11,370,000
Barclays US Funding Corp.
   5.23%    04/06/01 ............ 11,370,000     11,361,741
Canadian Imperial Bank
   of Commerce
   4.76%    06/20/01 ............ 10,900,000     10,900,000
Deutsche Bank AG
   4.75%    06/18/01 ............ 10,900,000     10,900,000
Dresdner Bank AG
   5.04%    05/08/01 ............ 11,320,000     11,261,363
Royal Bank of Canada
   4.695%   06/19/01 ............ 10,900,000     10,787,698
Societe Generale
   5.56%    04/10/01 ............ 10,990,000     10,990,000

TOTAL YANKEE CERTIFICATES OF DEPOSIT
   (COST $77,570,802) ...........                77,570,802

TIME DEPOSITS -- 4.2%

State Street Cayman Islands
   5.25%    04/02/01 ............    454,129        454,133
Rabobank Nederland
   5.19%    04/09/01 ............ 11,320,000     11,320,000

TOTAL TIME DEPOSITS
   (COST $11,774,133) ...........                11,774,133

TOTAL SHORT-TERM INVESTMENTS
   (COST $284,312,074) ..........               284,312,074

LIABILITIES IN EXCESS OF OTHER ASSETS,
   NET (2.2)% ...................                (6,242,271)
                                               ------------

NET ASSETS -- 100% ..............              $278,069,803
                                               ============

------------------
See Notes to Schedules of Investments and Notes to Financial Statements.

                                 NOTES TO PERFORMANCE March 31, 2001 (unaudited)

Information on the preceding performance pages relating to the Fund's one year total return and top ten largest holdings is audited, all other information on the performance pages is unaudited.

Total returns take into account changes in share price and assume reinvestment of dividends and capital gains distributions, if any. Investment returns and net asset value on an investment will fluctuate and you may have a gain or loss when you sell your shares. Classes A and B are shown both without the imposition of the sales charge and also assuming the deduction of the current maximum applicable sales charges as described in Note 1 of the Notes to Financial Statements. Periods less than one year are not annualized.

The performance data relating to Class A and B shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, GE Tax-Exempt Fund and GE Government Securities Fund, for all periods except the years ended September 30, 2000, 1999 and 1998, respectively, reflect the prior performance and expense ratios (adjusted to reflect GE Funds current sales charges) of Investors Trust Growth Fund, Investors Trust Value Fund, Investors Trust Tax Free Fund and Investors Trust Government Fund, respectively, each a series of Investors Trust (collectively, the "Investors Trust Funds"), the assets of which were acquired by the corresponding GE Fund on September 26, 1997 (the "Merger Date"). Because the Investors Trust Funds did not offer Class Y shares, performance data relating to the Class Y shares of GE Mid-Cap Growth Fund, GE Value Equity Fund, and GE Tax-Exempt Fund is limited to the period from the Merger Date to March 31, 2001.

Shares of the GE Funds are neither insured nor guaranteed by the U.S. Government, and their prices will fluctuate with market conditions.

A portion of the GE Tax-Exempt Fund's income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to capital gains tax.

GE Asset Management Incorporated ("GEAM") has agreed in writing to limit "Other Expenses" of each class of certain funds on an annualized basis through January 28, 2002. Had these fees and expenses not been absorbed, the returns (and/or yields) would have been lower. These provisions may be renewed or discontinued in the future.

The Standard & Poor's ("S&P") 500 Composite Price Index of stocks (S&P 500), the S&P/BARRA Composite Index of 500 value stocks (S&P 500/BARRA Value), the S&P 500/BARRA Growth Index (S&P 500/BARRA Growth), the S&P MidCap 400 Composite Price Index of stocks (S&P MidCap 400), the S&P MidCap 400/BARRA Value (S&P 400/BARRA Value), the Russell 2000 Index (Russell 2000), the Russell 1000 Value Index (Russell 1000 Value), the Morgan Stanley Capital International World Index (MSCI World), the Morgan Stanley Capital International Europe, Australasia, Far East Index (MSCI EAFE), the Morgan Stanley Capital International Europe Index (MSCI Europe), the Morgan Stanley Capital International Emerging Markets Free Index (MSCI EMF), the Lehman Brothers Aggregate Bond Index (LB Aggregate), the Lehman Brothers Government Bond Index (LB Gov't) Lehman Brothers 1-3 Year Government Bond Index (LB 1-3), the Lehman Brothers 10-Year Municipal Index
(LBMI) and the Credit Suisse First Boston High Yield Index (CS First Boston High Yield) are unmanaged indices and do not reflect the actual cost of investing in the instruments that comprise each index.

The S&P 500 is a capitalization-weighted index of 500 widely held stocks recognized by investors to be representative of the stock market in general. The S&P 500/BARRA Growth and Value indices are capitalization-weighted indices constructed by dividing the stocks in the S&P 500 Index according to a single attribute: book-to-price ratio. This splits the S&P 500 Index into two mutually exclusive groups designed to track two predominant investment styles in the U.S. equity market. The S&P 500/BARRA Value Index contains firms with higher book-to-price ratios; conversely, the S&P 500/BARRA Growth Index has firms with lower book-to-price ratios. The S&P MidCap 400 is a capitalization-weighted index of 400 U.S. stocks with a median market capitalization. The S&P 400 MidCap 400/BARRA Value (S&P 400/BARRA Value) is a capitalization-weighted of all the stocks in the S&P MidCap 400 Composite Price Index of stocks that have low price-to-book ratios. The Russell 2000 measures the performance of the smallest companies in the Russell 3000 Index, which represents approximately 10% of the total market capitalization of the Russell 3000 Index. The Russell 1000 measures the performance of the 1000 largest U.S. companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. MSCI World is a composite of 1,311 securities traded in 22 developed markets of the world. MSCI EAFE is a composite of 910 foreign securities traded in 20 developed markets representing Europe, Australasia and the

                                 NOTES TO PERFORMANCE March 31, 2001 (unaudited)

Far East. MSCI Europe is a composite of securities traded in 22 developed markets in Europe. MSCI EMF is a composite of securities available to non-domestic investors traded in 25 emerging markets. LB Aggregate is a composite of short-, medium-, and long-term bond performance and is widely recognized as a barometer of the bond market in general. The LB Gov't is comprised of all U.S. dollar fixed-rate U.S. agency and Treasury bond issues (excluding stripped issues) with remaining maturities greater than one year and with at least $100 million in outstanding issuance. The LB 1-3 is a composite of government and U.S. Treasury obligations with maturities of 1-3 years. LBMI is a composite of investment grade, fixed rate municipal bonds and is considered to be representative of the municipal bond market. The CS First Boston High Yield is a composite of below investment-grade corporate bonds issued in the United States.

The results shown for the foregoing indices assume the reinvestment of net dividends or interest.

The GE Tax-Exempt Fund changed its benchmark index during the fiscal year-ended September 30, 1999 from the Lehman Brothers 10-Year General Obligation Municipal Bond Index, which is an index comprised of all municipal general obligation investment-grade debt issues with maturities between 8 and 11 years and each issue being at least $50 million, to the LBMI.

The GE High Yield Fund changed its benchmark during the fiscal year-ended September 30, 2000 from the Salomon Smith Barney High Yield Market Index, which is an index comprised of below investment-grade corporate bonds issued in the United States, to the CS First Boston High Yield.

The GE Mid-Cap Value Equity Fund changed its benchmark index during the period ended March 31, 2001 from the S&P 400 MidCap Stock Index to the S&P MidCap 400/BARRA Value. The companies included in the S&P MidCap 400/BARRA Value better represent the equity investments of the Fund.

The 90-Day T-Bill is the average return on three month U.S. Treasury Bills. The IBC Money Fund Report yields represent the average yields of 1,089 taxable money market funds.

A number of the broad market returns are not available from the Funds' commencement of investment operations through March 31, 2001 and therefore are calculated from the month end nearest to the Funds' commencement of operation date.

The peer universe of funds used in our peer ranking calculation is based on the blend of Lipper peer categories, as shown. This blend is the same as the category blend used by the Wall Street Journal (except for the GE Strategic Investment Fund for which we use the specific Lipper peer group and the GE Money Market Fund, which is not in the Wall Street Journal). The actual number of funds and numerical rankings in the Lipper and Wall Street Journal universes could differ since the Wall Street Journal excludes certain funds which do not meet their net asset or number of shareholder publication thresholds. A Fund's performance may be compared to or ranked within a universe of mutual funds with investment objectives and policies similar but not necessarily identical to the Fund's. Such comparisons or rankings are made on the basis of several factors, including the Fund's objectives and policies, management style and strategy, and portfolio composition, and may change over time if any of those factors change. Lipper is an independent mutual fund rating service.

The views expressed in this document reflect our judgment as of the publication date and are subject to change at any time without notice. The securities cited may not represent current or future holdings and should not be considered as a recommendation to purchase or sell a particular security. They were cited solely for illustrative purposes. See the prospectus for complete descriptions of investment objectives, policies, risks and permissible investments.

Standard & Poor's, S&P, S&P 500 and S&P MidCap 400 are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use. The GE S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, to the investors of the Fund or any member of the public regarding the advisability of investing in the securities generally or in this Fund particularly or the ability of the GE S&P 500 Index Fund to track general stock market performance.

 + Returns are those of the predecessor Class C, which was combined with Class A as of the close of business on September 17, 1999. The Average Annual Total Return figures for Class A with load have been adjusted to reflect Class A sales charges. See Footnote 10 in the Notes to the Financial Statements.

++ Effective as of the close of business on September 17, 1999, the distribution and service fees were reduced on Class A shares. See Footnote 10 in the Notes to the Financial Statements. Had the distribution and service fees not been reduced, the Class A performance results would have been lower.

                    NOTES TO SCHEDULES OF INVESTMENTS March 31, 2001 (unaudited)

(a)   Non-income producing security.

(b) Pursuant to Rule 144A of Securities Act of 1933, these securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2001, these securities amounted to $120,862; $286,123; $1,068,763; $11,892,666; $4,163,880; $279,653;
      $3,784,048 and $5,986,935 or 0.19 %, 0.36%, 5.37%, 6.53%, 1.00%, 1.75%,
      12.61%, and 2.84% of net assets for the GE Global Equity, GE International Equity, GE Emerging Markets, GE Fixed Income, GE Government Securities, GE Short-Term Government, GE High Yield and GE Strategic Investment Funds, respectively. These securities have been determined to be liquid using procedures established by the Board of Trustees. (c) Settlement is on a delayed delivery or when-issued basis with final maturity to be announced
      (TBA) in the future.

(d)   Coupon amount represents effective yield.

(e) State Street Corp. is the parent company of State Street Bank & Trust Co., the Fund's custodian and sub-adviser.

(f) Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the "principal only" holder.

(g) Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the "interest only" holding.

(h) At March 31, 2001, all or a portion of this security was pledged to cover collateral requirements for futures, options, forward foreign currency contracts and/or TBA's.

(i) Variable or floating rate security. The stated rate represents the rate at March 31, 2001.

(j)   All or a portion of the security out on loan.

(k) At March 31, 2001, GEIM has determined that this security is illiquid as it may be difficult to resell within seven days in the ordinary course of business at approximately the price it is valued.

(l) At March 31, 2001, the security is in default. GEIM has determined that the security is illiquid as it may be difficult to resell within seven days in the ordinary course of business at approximately the price it is valued. The cost of the securities were $67,410 and $321,031 and represent 0.00% and 0.01% of net assets of the GE Fixed Income Fund and GE High Yield Fund, respectively.

(m) Escrowed to maturity. Bonds are collateralized by U.S. Treasury securities which are held in escrow by a trustee and used to pay principal and interest on such bonds.

(n) Prerefunded. Bonds are collateralized by U.S. Treasury securities which are held in escrow and are used to pay principal and interest on the tax-exempt issue and to retire the bonds at the earliest refunding date.

(o) The security is insured by AMBAC, MBIA or FGIC. The GE Tax-Exempt Fund had insurance concentrations of 5% or greater as of March 31, 2001 (as a percentage of net assets) as follows:

      MBIA   13.50%
      AMBAC   5.72%

(p) All or a portion of the security purchased with collateral from securities lending.

(q) Treasury Inflation Protected Security. Principal amount has been adjusted for inflation.

^     Denominated in USD unless otherwise indicated.


Abbreviations:

ADR         American Depositary Receipt

AMBAC       AMBAC Indemnity Corporation

DEM         German Deutschemark

EUR         Euro

FDR         Finish Depositary Receipt

FGIC        Financial Guaranty Insurance Corporation

GBP         British Pound

GDR         Global Depositary Receipt

G.O.        General Obligation

MBIA        Municipal Bond Investors Assurance Corporation

REGD.       Registered

REMIC       Real Estate Mortgage Investment Conduit

STRIPS      Separate Trading of Registered Interest and
            Principal of Security

USD         United States Dollar



                                                                                                              FINANCIAL HIGHLIGHTS
                                                      SELECTED DATA BASED ON A SHARE OUTSTANDING THROUGHOUT THE PERIOD(S) INDICATED

GE U.S. EQUITY FUND
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                CLASS A

                                            3/31/01(b)    9/30/00(b)   9/30/99(b,c)   9/30/98(b)      9/30/97        9/30/96
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --            --             --            --          --          1/5/93
Net asset value, beginning of period .........  $32.45        $32.53        $27.82         $29.00      $23.02          $19.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............    0.07          0.15          0.18           0.27        0.30            0.36
  Net realized and unrealized
   gains (losses) on investments .............   (2.76)         3.63          7.26           1.22        8.19            3.30
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS .................................   (2.69)         3.78          7.44           1.49        8.49            3.66
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ......................    0.12          0.14          0.23           0.24        0.32            0.35
  Net realized gains .........................    1.94          3.72          2.50           2.43        2.19            0.27
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..........................    2.06          3.86          2.73           2.67        2.51            0.62
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............  $27.70        $32.45        $32.53         $27.82      $29.00          $23.02
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................  (8.82%)       12.10%        27.79%          5.62%      39.76%          18.70%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...$312,022      $385,111      $311,958       $124,714     $97,886         $50,035
  Ratios to average net assets:
   Net investment income (loss)* .............   0.48%         0.46%         0.56%          0.92%       1.18%           1.66%
   Net expenses* .............................   0.84%         0.83%         0.81%          0.75%       0.75%           0.75%
   Gross expenses* ...........................   0.84%         0.83%         0.83%          0.84%       0.93%           1.06%
  Portfolio turnover rate ....................     31%           48%           46%            29%         38%             49%
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                                                                      CLASS B


                                                 3/31/01(b)    9/30/00(b)    9/30/99(b)    9/30/98(b)     9/30/97     9/30/96
-----------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                           --           --            --            --           --    12/22/93
Net asset value, beginning of period .........       $31.30       $31.58        $27.11        $28.35       $22.57      $19.71
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............        (0.04)       (0.09)        (0.06)         0.05         0.11        0.19
  Net realized and unrealized
   gains (losses) on investments .............        (2.66)        3.53          7.08          1.20         8.03        3.25
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS .................................        (2.70)        3.44          7.02          1.25         8.14        3.44
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ......................           --           --          0.05          0.06         0.17        0.31
  Net realized gains .........................         1.94         3.72          2.50          2.43         2.19        0.27
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..........................         1.94         3.72          2.55          2.49         2.36        0.58
------------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............       $26.66       $31.30        $31.58        $27.11       $28.35      $22.57
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................       (9.16%)      11.29%        26.83%         4.80%       38.75%      17.78%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...      $40,504      $46,577       $36,921       $21,407      $14,380      $7,194
  Ratios to average net assets:
   Net investment income (loss)* .............       (0.26%)      (0.29%)       (0.19%)        0.17%        0.44%       0.90%
   Net expenses* .............................        1.59%        1.58%         1.56%         1.50%        1.50%       1.50%
   Gross expenses* ...........................        1.59%        1.58%         1.58%         1.63%        1.88%       2.08%
  Portfolio turnover rate ....................          31%          48%           46%           29%          38%         49%
-----------------------------------------------------------------------------------------------------------------------------------





                                                                Class C
                                                              (level load)

                                            3/31/01(b)    9/30/00(b)     3/31/01(b)    9/30/00(b)
-----------------------------------------------------------------------------------------------------

INCEPTION DATE                                      --       9/30/99             --            --
Net asset value, beginning of period .......... $31.08        $31.58         $32.38        $32.48
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................  (0.04)        (0.10)          0.11          0.23
  Net realized and unrealized
   gains (losses) on investments ..............  (2.64)         3.53          (2.75)         3.62
-----------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS ..................................  (2.68)         3.43          (2.64)         3.85
-----------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .......................     --          0.21           0.20          0.23
  Net realized gains ..........................   1.94          3.72           1.94          3.72
-----------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ...........................   1.94          3.93           2.14          3.95
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ................ $26.46        $31.08         $27.60        $32.38
-----------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................. (9.13%)       11.25%         (8.70%)       12.38%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .... $4,927        $4,811       $333,260      $377,913
  Ratios to average net assets:
   Net investment income (loss)* .............. (0.27%)       (0.32%)         0.73%         0.71%
   Net expenses* ..............................  1.59%         1.57%          0.59%         0.58%
   Gross expenses* ............................  1.59%         1.57%          0.59%         0.58%
  Portfolio turnover rate .....................    31%           48%            31%           48%
-----------------------------------------------------------------------------------------------------




                                                                    Class Y(d)

                                                9/30/99(b)        9/30/98(b)        9/30/97        9/30/96
------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                          --                --             --       11/29/93
Net asset value, beginning of period ............. $27.78             $28.99         $23.03         $19.98
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...................   0.26               0.34           0.37           0.40
  Net realized and unrealized
   gains (losses) on investments .................   7.25               1.21           8.19           3.31
-----------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM INVESTMENT
  OPERATIONS .....................................   7.51               1.55           8.56           3.71
-----------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ..........................   0.31               0.33           0.41           0.39
  Net realized gains .............................   2.50               2.43           2.19           0.27
-----------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..............................   2.81              2.76           2.60            0.66
-----------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ................... $32.48             $27.78         $28.99         $23.03
-----------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ................................. 28.14%              5.86%         40.16%         18.97%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ......$358,583           $281,071       $212,957       $144,470
  Ratios to average net assets
   Net investment income (loss)* ................   0.81%              1.16%          1.45%          1.90%
   Net expenses* ................................   0.56%              0.50%          0.50%          0.50%
   Gross expenses* ..............................   0.58%              0.56%          0.52%          0.59%
  Portfolio turnover rate .......................     46%                29%            38%            49%
-----------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.



                                                                                                     Financial Highlights
                                            Selected data based on a share outstanding throughout the period(s) indicated

GE Value Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------

                                                                         Class A


                                             3/31/01(b)    9/30/00(b)  9/30/99(b,c)   9/30/98(b)  9/30/97(e)         10/31/96
-----------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                      --            --            --             --          --          9/8/93
Net asset value, beginning of period .......... $12.76        $12.18         $9.93         $13.58      $10.83           $8.95
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................   0.03          0.05          0.02           0.05        0.07            0.05
  Net realized and unrealized
   gains (losses) on investments ..............  (0.95)         1.31          2.66           0.46        3.59            1.99
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS ......................  (0.92)         1.36          2.68           0.51        3.66            2.04
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .......................     --            --          0.03             --        0.04            0.09
  Net realized gains ..........................   0.78          0.78          0.40           4.16        0.87            0.07
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ...........................   0.78          0.78          0.43           4.16        0.91            0.16
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ................ $11.06        $12.76        $12.18          $9.93      $13.58          $10.83
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................. (7.69%)       11.35%        27.34%          5.86%      36.18%          23.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .............................$45,812       $43,283       $29,607        $14,276      $8,236          $5,833
  Ratios to average net assets:
     Net investment income (loss)* ............  0.47%         0.38%         0.18%          0.50%       0.63%           1.03%
     Net expenses* ............................  1.06%         1.05%         1.29%          1.31%       1.30%           1.35%
     Gross expenses* ..........................  1.06%         1.05%         1.30%          1.33%       1.33%           1.73%
  Portfolio turnover rate .....................    27%           49%           31%            40%        131%            100%
-----------------------------------------------------------------------------------------------------------------------------------



                                                                                                     Financial Highlights
                                            Selected data based on a share outstanding throughout the period(s) indicated

GE Value Equity Fund
-----------------------------------------------------------------------------------------------------------------------------


                                                                              Class B

                                             /31/01(b)      9/30/00(b)    9/30/99(b)  9/30/98(b)  9/30/97(e)          10/31/96
-----------------------------------------------------------------------------------------------------------------------------


INCEPTION DATE                                      --             --            --         --           --        9/8/93
Net asset value, beginning of period .........  $12.39         $11.94         $9.77      $13.48       $10.79         $8.93
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............   (0.02)         (0.04)        (0.04)         --        (0.01)         0.04
  Net realized and unrealized
   gains (losses) on investments .............   (0.91)          1.27          2.61        0.45         3.57          1.93
-----------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
   INVESTMENT OPERATIONS .....................   (0.93)          1.23          2.57        0.45         3.56          1.97
-----------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ......................      --             --            --          --           --          0.04
  Net realized gains .........................    0.78           0.78          0.40        4.16         0.87          0.07
-----------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..........................    0.78           0.78          0.40        4.16         0.87          0.11
-----------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............  $10.68         $12.39        $11.94       $9.77       $13.48        $10.79
-----------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................   (8.02%)        10.44%        26.67%       5.32%       35.23%        22.30%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ............................ $36,632        $45,675       $51,369     $44,655      $46,035       $33,318
  Ratios to average net assets:
     Net investment income (loss)* ...........   (0.26%)        (0.36%)       (0.32%)      0.00%       (0.12%)        0.23%
     Net expenses* ...........................    1.81%          1.80%         1.81%       1.81%        2.05%         2.10%
     Gross expenses* .........................    1.81%          1.80%         1.82%       1.81%        2.07%         2.40%
  Portfolio turnover rate ....................      27%            49%           31%         40%         131%          100%
-----------------------------------------------------------------------------------------------------------------------------





                                                                         Class C
                                          (level load)                                 Class Y(d)

                                            3/31/01(b)    9/30/00(b)     3/31/01(b)    9/30/00(b)  9/30/99(b)  9/30/98(b,h)
-------------------------------------------------------------------------------------------------------------------------------
INCEPTION DATE                                      --       9/30/99            --             --         --      1/5/98
Net asset value, beginning of period .......... $12.40        $11.94         $13.41        $12.74     $10.38      $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................  (0.02)        (0.05)          0.05          0.08       0.08        0.08
  Net realized and unrealized
   gains (losses) on investments ..............  (0.91)         1.29          (1.00)         1.37       2.76        0.30
-------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS .......................  (0.93)         1.24          (0.95)         1.45       2.84        0.38
-------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .......................     --            --             --            --       0.08          --
  Net realized gains ..........................   0.78          0.78           0.78          0.78       0.40          --
-------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ...........................   0.78          0.78           0.78          0.78       0.48          --
-------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ................ $10.69        $12.40         $11.68        $13.41     $12.74      $10.38
-------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ..............................  (8.01%)       10.53%         (7.54%)       11.56%     27.85%       3.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ....   $877          $847         $5,527        $3,769     $2,292      $1,580
  Ratios to average net assets:
     Net investment income (loss)* ............  (0.28%)       (0.41%)         0.73%         0.61%      0.68%       0.98%
     Net expenses* ............................   1.81%         1.80%          0.81%         0.80%      0.81%       0.81%
     Gross expenses* ..........................   1.81%         1.80%          0.82%         0.80%      0.82%       0.81%
  Portfolio turnover rate .....................     27%           49%            27%           49%        31%         40%
------------------------------------------------------------------------------------------------------------------------------

-------------
See Notes to Financial Highlights and Notes to Financial Statements.




                                                                                                       Financial Highlights
                                              Selected data based on a share outstanding throughout the period(s) indicated

GE Mid-Cap Growth Fund
--------------------------------------------------------------------------------------------------------------------------------

                                                                           Class A

--------------------------------------------------------------------------------------------------------------------------------

                                             3/31/01(b)    9/30/00(b)  9/30/99(b,c)   9/30/98(b)  9/30/97(e)    10/31/96
INCEPTION DATE                                      --            --           --            --          --       9/8/93
Net asset value, beginning of period .......... $12.57         $9.42        $8.27        $17.61      $13.16       $11.38
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ................   0.01          0.01        (0.04)        (0.04)      (0.07)          --
  Net realized and unrealized
    gains (losses) on investments .............  (1.36)         3.14         1.19         (1.86)       4.52         1.78
--------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
 INVESTMENT OPERATIONS ........................  (1.35)         3.15         1.15         (1.90)       4.45         1.66
--------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income .......................     --            --           --            --          --           --
  Net realized gains ..........................   1.29            --           --          7.37          --           --
  Return of capital ...........................     --            --           --          0.07          --           --
--------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ...........................   1.29            --           --          7.44          --           --
--------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ................  $9.93        $12.57        $9.42         $8.27      $17.61       $13.16
--------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................. (11.53%)       33.44%       13.91%       (16.11%)     33.81%       15.64%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .............................$23,613       $23,942      $15,943       $10,134     $10,885       $8,222
  Ratios to average net assets:
   Net investment income (loss)* ..............   0.25%         0.12%       (0.41%)       (0.35%)     (0.51%)       0.03%
   Net expenses* ..............................   1.15%         1.15%        1.38%         1.40%       1.31%        1.35%
   Gross expenses* ............................   1.22%         1.25%        1.46%         1.45%       1.46%        1.70%
  Portfolio turnover rate .....................     22%           47%          48%           13%        139%          41%
--------------------------------------------------------------------------------------------------------------------------------






                                                                                                           Financial Highlights
                                                 Selected data based on a share outstanding throughout the period(s) indicated

GE Mid-Cap Growth Fund
-----------------------------------------------------------------------------------------------------------------------------------

                                                                               Class B

-----------------------------------------------------------------------------------------------------------------------------------

                                                3/31/01(b)     9/30/00(b)     9/30/99(b)    9/30/98(b)    9/30/97(e)     10/31/96
INCEPTION DATE                                          --             --             --            --            --       9/8/93
Net asset value, beginning of period .............. $11.71          $8.84          $7.80        $17.11        $12.87       $11.21
Income (loss) from investment operations:
  Net investment income (loss) ....................  (0.03)          (0.07)         (0.08)        (0.08)        (0.18)       (0.09)
  Net realized and unrealized
    gains (losses) on investments .................  (1.26)           2.94           1.12         (1.79)         4.42         1.75
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ...........................  (1.29)          2.87           1.04        (1.87)          4.24         1.66
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ...........................     --             --             --            --            --           --
  Net realized gains ..............................   1.29             --             --          7.40            --           --
  Return of capital ...............................     --             --             --          0.04            --           --
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ...............................   1.29             --             --          7.44            --           --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ....................  $9.13         $11.71          $8.84         $7.80        $17.11       $12.87
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .................................. (11.90%)        32.47%         13.33%       (16.62%)       33.02%       14.81%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .................................$13,207        $16,908        $18,073       $22,038       $32,280      $27,616
  Ratios to average net assets:
   Net investment income (loss)* ..................  (0.50%)        (0.65%)        (0.91%)       (0.86%)       (1.26%)      (0.73%)
   Net expenses* ..................................   1.90%          1.90%          1.90%         1.90%         2.06%        2.10%
   Gross expenses* ................................   1.97%          2.00%          1.97%         1.93%         2.21%        2.41%
  Portfolio turnover rate .........................     22%            47%            48%           13%          139%          41%
-----------------------------------------------------------------------------------------------------------------------------------






                                                     Class C
                                                   (level load)                            Class Y(d)

                                            3/31/01(b)    9/30/00(b)     3/31/01(b)    9/30/00(b)   9/30/99(b)   9/30/98(b,h)
-----------------------------------------------------------------------------------------------------------------------------------

INCEPTION DATE                                      --       9/30/99             --            --          --          1/5/98
Net asset value, beginning of period .........  $11.71         $8.84         $13.35         $9.98       $8.71          $10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment income (loss) ...............   (0.03)        (0.07)          0.03          0.03        0.01            0.01
  Net realized and unrealized
   gains (losses) on investments .............   (1.26)         2.94          (1.46)         3.34        1.26          (1.30)
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL INCOME (LOSS) FROM
  INVESTMENT OPERATIONS ......................   (1.29)         2.87          (1.43)         3.37        1.27          (1.29)
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS FROM:
  Net investment income ......................      --            --             --            --          --              --
  Net realized gains .........................    1.29            --           1.29            --          --              --
  Return of capital ..........................      --            --             --            --          --              --
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL DISTRIBUTIONS ..........................    1.29            --           1.29            --          --              --
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSET VALUE, END OF PERIOD ...............   $9.13        $11.71         $10.63        $13.35       $9.98           $8.71
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................  (11.89%)       32.47%        (11.46%)       33.77%      14.58%         (12.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...     $260         $186            $33           $14        $783            $471
  Ratios to average net assets:
     Net investment income (loss)* ...........   (0.52%)       (0.60%)         0.51%         0.26%       0.09%           0.21%
     Net expenses* ...........................    1.90%         1.90%          0.90%         0.90%       0.90%           0.89%
     Gross expenses* .........................    1.97%         2.00%          0.97%         1.01%       0.97%           0.89%
  Portfolio turnover rate ....................      22%           47%            22%           47%         48%             13%
-----------------------------------------------------------------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.






                                                                                                          Financial Highlights
                                               Selected data based on a share outstanding throughout the period(s) indicated

GE Mid-Cap Value Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------

                                                        Class A                                         Class B

                                            3/31/01(b)    9/30/00(b)  9/30/99(b,c,i)   3/31/01(b)   9/30/00(b)   9/30/99(b,i)
-----------------------------------------------------------------------------------------------------------------------------------
Inception date ...............................      --            --    12/31/98               --          --        12/31/98
Net asset value, beginning of period .........  $10.60         $9.83      $10.00           $10.50       $9.77          $10.00
Income (loss) from investment operations:
  Net investment income (loss) ...............    0.01          0.06        0.04            (0.02)      (0.02)          (0.02)
  Net realized and unrealized
    gains (losses) on investments ............    0.31          0.78       (0.21)            0.30        0.77           (0.21)
-----------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations ......................    0.32          0.84       (0.17)            0.28        0.75           (0.23)
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ......................      --          0.07          --               --        0.02              --
  Net realized gains .........................    0.06            --          --             0.06          --              --
-----------------------------------------------------------------------------------------------------------------------------------

Total distributions ..........................    0.06          0.07          --             0.06        0.02              --
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...............  $10.86        $10.60       $9.83           $10.72      $10.50           $9.77
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................   3.02%         8.55%      (1.70%)           2.67%       7.69%          (2.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...  $2,040        $1,911        $708             $405        $298            $177
  Ratios to average net assets:
   Net investment income (loss)* .............   0.26%         0.54%       0.47%           (0.43%)     (0.19%)         (0.21%)
   Net expenses* .............................   1.29%         1.23%       1.15%            2.04%       1.98%           1.90%
   Gross expenses* ...........................   1.30%         1.34%       1.54%            2.05%       2.09%           2.38%
  Portfolio turnover rate ....................     76%           35%         17%              76%         35%             17%
-----------------------------------------------------------------------------------------------------------------------------------






                                                                                                        Financial Highlights
                                               Selected data based on a share outstanding throughout the period(s) indicated

GE Mid-Cap Value Equity Fund
-----------------------------------------------------------------------------------------------------------------------------------

                                               Class C (level load)                        Class Y(d)

                                            3/31/01(b)      9/30/00(b)    3/31/01(b)       9/30/00(b)    9/30/99(b,i)
-----------------------------------------------------------------------------------------------------------------------------------
Inception date                                      --        9/30/99             --              --         12/31/98
Net asset value, beginning of period .........  $10.44          $9.77         $10.61           $9.84           $10.00
Income (loss) from investment operations:
  Net investment income (loss) ...............   (0.02)         (0.02)          0.03            0.08             0.06
  Net realized and unrealized
    gains (losses) on investments ............    0.30           0.77           0.31            0.78            (0.22)
-----------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations ......................    0.28           0.75           0.34            0.86            (0.16)
-----------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ......................      --           0.08           0.02            0.09               --
  Net realized gains .........................    0.06             --           0.06              --               --
-----------------------------------------------------------------------------------------------------------------------------------

Total distributions ..........................    0.06           0.08           0.08            0.09               --
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...............  $10.66         $10.44         $10.87          $10.61            $9.84
-----------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................   2.68%          7.69%          3.21%           8.72%           (1.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...    $843           $590        $11,338         $10,990          $10,103
  Ratios to average net assets:
   Net investment income (loss)* ............. (0.44%)        (0.23%)          0.56%           0.81%            0.79%
   Net expenses* .............................   2.04%          1.99%          1.04%           0.97%            0.90%
   Gross expenses* ...........................   2.05%          2.09%          1.05%           1.09%            1.36%
  Portfolio turnover rate ....................     76%            35%            76%             35%              17%
-----------------------------------------------------------------------------------------------------------------------------------





GE Small-Cap Value Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                            Class A                                 Class B

                                             3/31/01(b)    9/30/00(b)   9/30/99(b,c)    3/31/01(b)  9/30/00(b)      9/30/99(b)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --        9/30/98            --          --         9/30/98
Net asset value, beginning of period .........  $13.60        $12.16         $10.00        $13.41      $12.09          $10.00
Income (loss) from investment operations:
  Net investment income (loss) ...............    0.04       0.00(g)          (0.02)        (0.01)      (0.10)          (0.06)
  Net realized and unrealized
    gains (losses) on investments ............    0.12          3.10           2.24          0.11        3.08            2.19
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations ......................    0.16          3.10           2.22          0.10        2.98            2.13
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ......................      --            --           0.03            --          --            0.01
  Net realized gains .........................    0.47          1.66           0.03          0.47        1.66            0.03
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ..........................    0.47          1.66           0.06          0.47        1.66            0.04
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...............  $13.29        $13.60         $12.16        $13.04      $13.41          $12.09
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................   1.20%        27.80%         22.28%         0.91%      26.77%          21.37%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ... $30,510       $29,228        $14,561       $12,654     $11,853          $8,505
  Ratios to average net assets:
   Net investment income (loss)* .............   0.60%         0.02%         (0.15%)       (0.15%)     (0.75%)         (0.56%)
   Net expenses* .............................   1.10%         1.10%          1.15%         1.85%       1.85%           1.90%
   Gross expenses* ...........................   1.11%         1.11%          1.41%         1.86%       1.86%           2.19%
  Portfolio turnover rate ....................     77%          219%           182%           77%        219%            182%
------------------------------------------------------------------------------------------------------------------------------------



GE Small-Cap Value Equity Fund
-----------------------------------------------------------------------------------------------------------------------

                                                  Class C (level load)                    Class Y(d)

                                              3/31/01(b)     9/30/00(b)     3/31/01(b)      9/30/00(b)       9/30/99(b)
-----------------------------------------------------------------------------------------------------------------------

Inception date                                       --        9/30/99             --              --          9/30/98
Net asset value, beginning of period .........   $13.41         $12.09         $13.66          $12.18           $10.00
Income (loss) from investment operations:
  Net investment income (loss) ...............    (0.01)         (0.10)          0.06            0.05             0.05
  Net realized and unrealized
    gains (losses) on investments ............     0.11           3.08           0.12            3.09             2.19
-----------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations ......................     0.10           2.98           0.18            3.14             2.24
-----------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ......................       --             --             --              --             0.03
  Net realized gains .........................     0.47           1.66           0.47            1.66             0.03
-----------------------------------------------------------------------------------------------------------------------

Total distributions ..........................     0.47           1.66           0.47            1.66             0.06
-----------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...............   $13.04         $13.41         $13.37          $13.66           $12.18
-----------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................    0.91%         26.77%          1.41%          28.11%           22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...     $221           $159         $9,985         $10,934             $293
  Ratios to average net assets:
   Net investment income (loss)* .............   (0.14%)        (0.76%)          0.85%           0.35%            0.41%
   Net expenses* .............................    1.85%          1.85%           0.85%           0.83%            0.90%
   Gross expenses* ...........................    1.86%          1.86%           0.86%           0.83%            1.17%
  Portfolio turnover rate ....................      77%           219%             77%            219%             182%
-----------------------------------------------------------------------------------------------------------------------



                                                                                                           Financial Highlights
                                                  Selected data based on a share outstanding throughout the period(s) indicated

GE S&P 500 Index Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                       Class A

                                                            3/31/01(b)         9/30/00(b,f)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                                    --             4/28/00
Net asset value, beginning of period .................         $9.94               $10.00
Income (loss) from investment operations:
  Net investment income (loss) .......................          0.04                 0.04
  Net realized and unrealized
    gains (losses) on investments ....................         (1.91)               (0.10)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment operations .......         (1.87)               (0.06)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ..............................          0.07                   --
  Net realized gains .................................            --                   --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ..................................          0.07                   --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period .......................         $8.00                $9.94
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .....................................       (18.94%)              (0.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ...........       $24,992              $28,534
  Ratios to average net assets:
   Net investment income (loss)* .....................         1.03%                1.13%
   Net expenses* .....................................         0.40%                0.45%
   Gross expenses* ...................................         0.88%                1.06%
  Portfolio turnover rate ............................            3%                   6%
------------------------------------------------------------------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                             Financial Highlights
                                                    Selected data based on a share outstanding throughout the period(s) indicated

GE Global Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                               Class A

                                              3/31/01(b)    9/30/00(b)    9/30/99(b,c)   9/30/98(b)  9/30/97          9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --             --            --          --          1/5/93
Net asset value, beginning of period ........   $27.18        $25.86         $19.72        $24.81      $22.18          $20.31
Income (loss) from investment operations:
  Net investment income (loss) ..............    (0.01)         0.03           0.06          0.05        0.04            0.06
  Net realized and unrealized
   gains (losses) on investments ............    (3.54)         3.61           7.05         (2.65)       3.94            2.22
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (3.55)         3.64           7.11         (2.60)       3.98            2.28
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................       --            --             --          0.02        0.06            0.04
  Net realized gains ........................     4.42          2.32           0.97          2.47        1.29            0.37
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     4.42          2.32           0.97          2.49        1.35            0.41
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $19.21        $27.18         $25.86        $19.72      $24.81          $22.18
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (15.06%)       14.45%         36.89%       (10.86%)      18.82%          11.44%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $45,450       $49,784        $39,245       $28,412     $35,120         $28,682
  Ratios to average net assets:
   Net investment income (loss)* ............  (0.05%)         0.11%          0.23%         0.22%       0.24%           0.33%
   Net expenses* ............................    1.33%         1.31%          1.35%         1.34%       1.35%           1.35%
   Gross expenses* ..........................    1.34%         1.31%          1.37%         1.35%       1.45%           1.60%
  Portfolio turnover rate ...................      39%           77%            64%           71%         70%             46%
------------------------------------------------------------------------------------------------------------------------------------




GE Global Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Class B

                                             3/31/01(b)     9/30/00(b)    9/30/99(b)      9/30/98(b)        9/30/97       9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                    --             --            --               --               --       12/22/93
Net asset value, beginning of period ........ $25.90         $24.92        $19.17           $24.32           $21.87         $20.14
Income (loss) from investment operations:
  Net investment income (loss) ..............  (0.09)         (0.16)        (0.12)           (0.11)           (0.08)         (0.04)
  Net realized and unrealized
   gains (losses) on investments ............  (3.33)          3.46          6.84            (2.57)            3.82           2.14
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................  (3.42)          3.30          6.72            (2.68)            3.74           2.10
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     --             --            --               --               --             --
  Net realized gains ........................   4.42           2.32          0.97             2.47             1.29           0.37
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................   4.42           2.32          0.97             2.47             1.29           0.37
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period .............. $18.06         $25.90        $24.92           $19.17           $24.32         $21.87
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................(15.33%)        13.56%        35.85%          (11.44%)          17.92%         10.61%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................... $1,745         $2,384        $1,477             $989             $877           $600
  Ratios to average net assets:
   Net investment income (loss)* ............ (0.83%)        (0.60%)       (0.51%)          (0.48%)          (0.52%)        (0.34%)
   Net expenses* ............................  2.08%          2.06%         2.10%            2.10%            2.10%          2.10%
   Gross expenses* ..........................  2.09%          2.06%         2.12%            2.45%            3.33%          3.50%
  Portfolio turnover rate ...................    39%            77%           64%              71%              70%            46%
------------------------------------------------------------------------------------------------------------------------------------




                                                      Class C
                                                    (level load)                             Class Y(d)
                                              3/31/01(b) 9/30/00(b)  3/31/01(b) 9/30/00(b) 9/30/99(b) 9/30/98(b) 9/30/97    9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --    9/30/99         --          --        --        --          --    1/29/93
Net asset value, beginning of period ........   $25.90     $24.92     $27.22      $25.84    $19.72    $24.83      $22.25     $20.37
Income (loss) from investment operations:
  Net investment income (loss) ..............    (0.09)     (0.13)      0.01        0.11      0.12      0.09        0.10       0.13
  Net realized and unrealized
   gains (losses) on investments ............    (3.35)      3.43      (3.53)       3.59      7.04     (2.63)       3.94       2.21
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (3.44)      3.30      (3.52)       3.70      7.16     (2.54)       4.04       2.34
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................       --         --         --          --      0.07      0.10        0.17       0.09
  Net realized gains ........................     4.42       2.32       4.42        2.32      0.97      2.47        1.29       0.37
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     4.42       2.32       4.42        2.32      1.04      2.57        1.46       0.46
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $18.04     $25.90     $19.28      $27.22    $25.84    $19.72      $24.83     $22.25
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (15.41%)    13.56%    (14.94%)     14.75%    37.20%   (10.59%)     19.14%     11.71%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................     $215       $180    $15,749     $30,956   $23,086   $15,039     $22,642    $10,123
  Ratios to average net assets:
   Net investment income (loss)* ............   (0.81%)    (0.49%)     0.12%       0.38%     0.50%     0.37%       0.48%      0.56%
   Net expenses* ............................    2.08%      2.05%      1.08%       1.06%     1.10%     1.07%       1.10%      1.10%
   Gross expenses* ..........................    2.09%      2.05%      1.09%       1.06%     1.12%     1.07%       1.10%      1.12%
  Portfolio turnover rate ...................      39%        77%        39%         77%       64%       71%         70%        46%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                          Financial Highlights
                                                 Selected data based on a share outstanding throughout the period(s) indicated

GE International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Class A

                                             3/31/01(b)     9/30/00(b)  9/30/99(b,c)     9/30/98(b)  9/30/97         9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --            --             --          --          3/2/94
Net asset value, beginning of period ........   $19.24        $18.33        $15.11         $20.36      $17.65          $15.88
Income (loss) from investment operations:
  Net investment income (loss) ..............       --          0.07          0.05           0.09        0.05            0.11
  Net realized and unrealized
   gains (losses) on investments ............    (3.05)         1.83          3.74          (1.60)       3.19            1.72
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (3.05)         1.90          3.79          (1.51)       3.24            1.83
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................       --            --            --             --        0.03            0.06
  Net realized gains ........................     1.84          0.99          0.57           3.74        0.50              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     1.84          0.99          0.57           3.74        0.53            0.06
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $14.35        $19.24        $18.33         $15.11      $20.36          $17.65
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (17.07%)       10.50%        25.48%         (8.71%)     18.79%          11.54%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $36,994       $40,282       $32,938         $6,114      $6,152          $3,230
  Ratios to average net assets:
   Net investment income (loss)* ............    0.00%**       0.33%         0.29%          0.50%       0.45%           0.68%
   Net expenses* ............................    1.35%         1.33%         1.35%          1.35%       1.35%           1.35%
   Gross expenses* ..........................    1.35%         1.33%         1.39%          1.42%       1.58%           1.96%
  Portfolio turnover rate ...................      36%           76%           51%            93%         51%             36%
------------------------------------------------------------------------------------------------------------------------------------



GE International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Class B

                                             3/31/01(b)    9/30/00(b)   9/30/99(b)       9/30/98(b)        9/30/97          9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                    --             --            --             --               --           3/2/94
Net asset value, beginning of period ........ $18.36         $17.66        $14.68         $20.02           $17.47           $15.77
Income (loss) from investment operations:
  Net investment income (loss) ..............  (0.06)         (0.08)        (0.07)         (0.05)           (0.06)            0.05
  Net realized and unrealized
   gains (losses) on investments ............  (2.89)          1.77          3.62          (1.55)            3.11             1.65
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................  (2.95)          1.69          3.55          (1.60)            3.05             1.70
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     --             --            --             --               --               --
  Net realized gains ........................   1.84           0.99          0.57           3.74             0.50               --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................   1.84           0.99          0.57           3.74             0.50               --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period .............. $13.57         $18.36        $17.66         $14.68           $20.02           $17.47
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................(17.36%)         9.68%        24.56%         (9.39%)          17.86%           10.78%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................... $1,446         $1,828        $1,488           $948             $455             $272
  Ratios to average net assets:
   Net investment income (loss)* ............ (0.81%)        (0.39%)       (0.40%)        (0.26%)          (0.30%)           0.28%
   Net expenses* ............................  2.10%          2.08%          2.10%         2.10%            2.10%            2.10%
   Gross expenses* ..........................  2.10%          2.08%         2.14%          2.59%            4.12%            3.50%
  Portfolio turnover rate ...................    36%            76%           51%            93%              51%              36%
------------------------------------------------------------------------------------------------------------------------------------




                                               Class C
                                              (level load)                                   Class Y(d)

                                         3/31/01(b) 9/30/00(b)  3/31/01(b)  9/30/00(b)  9/30/99(b)  9/30/98(b)    9/30/97   9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                 --    9/30/99         --          --         --          --            --    3/2/94
Net asset value, beginning of period ..... $18.37     $17.66     $19.42      $18.44     $15.18      $20.43        $17.76    $15.94
Income (loss) from investment operations:
  Net investment income (loss) ...........  (0.06)     (0.06)      0.02        0.16       0.11        0.01          0.13      0.17
  Net realized and unrealized
   gains (losses) on investments .........  (2.90)      1.76      (3.08)       1.81       3.73       (1.46)         3.18      1.73
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations ..................  (2.96)      1.70      (3.06)       1.97       3.84       (1.45)         3.31      1.90
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ..................     --         --         --          --       0.01        0.06          0.14      0.08
  Net realized gains .....................   1.84       0.99       1.84        0.99       0.57        3.74          0.50        --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ......................   1.84       0.99       1.84        0.99       0.58        3.80          0.64      0.08
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ........... $13.57     $18.37     $14.52      $19.42     $18.44      $15.18        $20.43    $17.76
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .........................(17.36%)     9.68%    (16.91%)     10.77%     25.72%      (8.34%)       19.16%    11.97%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................   $270       $283    $41,838     $38,241    $21,952     $15,367       $75,098   $63,225
  Ratios to average net assets:
   Net investment income (loss)* ......... (0.75%)    (0.29%)     0.30%       0.75%      0.60%       0.08%         0.76%     0.99%
   Net expenses* .........................  2.10%      2.07%      1.10%       1.08%      1.10%       1.04%         1.01%     1.03%
   Gross expenses* .......................  2.10%      2.07%      1.10%       1.08%      1.14%       1.06%         1.01%     1.03%
  Portfolio turnover rate ................    36%        76%        36%         76%        51%         93%           51%       36%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                          Financial Highlights
                                                 Selected data based on a share outstanding throughout the period(s) indicated

GE Europe Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                            Class A                                  Class B

                                             3/31/01(b)    9/30/00(b)    9/30/99(b,c)   3/31/01(b)  9/30/00(b)      9/30/99(b)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --        1/29/99            --          --         1/29/99
Net asset value, beginning of period ........   $12.63         $9.93         $10.00        $12.53       $9.88          $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............    (0.03)         0.05           0.06         (0.07)      (0.05)           0.02
  Net realized and unrealized
    gains (losses) on investments ...........    (1.51)         2.72          (0.13)        (1.49)       2.72           (0.14)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (1.54)         2.77          (0.07)        (1.56)       2.67           (0.12)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................       --          0.07             --            --        0.02              --
  Net realized gains ........................     1.69            --             --          1.69          --              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     1.69          0.07             --          1.69        0.02              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............    $9.40        $12.63          $9.93         $9.28      $12.53           $9.88
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (13.72%)       27.95%         (0.70%)      (14.02%)      27.01%         (1.20%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..   $2,605        $2,989           $669          $307        $350            $144
  Ratios to average net assets:
   Net investment income (loss)* ............   (0.62%)        0.39%          0.88%        (1.37%)     (0.38%)          0.24%
   Net expenses* ............................    1.54%         1.47%          1.45%         2.29%       2.21%           2.20%
   Gross expenses* ..........................    1.59%         1.53%          1.91%         2.34%       2.28%           2.69%
  Portfolio turnover rate ...................      33%           89%            47%           33%         89%             47%
------------------------------------------------------------------------------------------------------------------------------------



GE Europe Equity Fund
------------------------------------------------------------------------------------------------------------------------------

                                                    Class C (level load)                   Class Y(d)

                                                  3/31/01(b)     9/30/00(b)    3/31/01(b)       9/30/00(b)       9/30/99(b)
------------------------------------------------------------------------------------------------------------------------------

Inception date                                          --        9/30/99             --              --          1/29/99
Net asset value, beginning of period ........       $12.48          $9.88         $12.67           $9.94           $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............        (0.08)         (0.04)         (0.02)           0.06             0.09
  Net realized and unrealized
    gains (losses) on investments ...........        (1.50)          2.70          (1.51)           2.75            (0.15)
------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................        (1.58)          2.66          (1.53)           2.81            (0.06)
------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................           --           0.06             --            0.08               --
  Net realized gains ........................         1.69             --           1.69              --               --
------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................         1.69           0.06           1.69            0.08               --
------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............        $9.21         $12.48          $9.45          $12.67            $9.94
------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................      (14.24%)        27.04%        (13,58%)         28.39%           (0.60%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..         $104           $176        $11,203         $12,970          $10,051
  Ratios to average net assets:
   Net investment income (loss)* ............       (1.48%)        (0.34%)        (0.37%)          0.48%            1.36%
   Net expenses* ............................        2.28%          2.22%          1.29%           1.20%            1.20%
   Gross expenses* ..........................        2.31%          2.28%          1.34%           1.29%            1.71%
  Portfolio turnover rate ...................          33%            89%            33%             89%              47%
------------------------------------------------------------------------------------------------------------------------------




GE Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                             Class A                                 Class B

                                             3/31/01(b)     9/30/00(b)   9/30/99(b,c)   3/31/01(b)  9/30/00(b)      9/30/99(b)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --        1/29/99            --          --         1/29/99
Net asset value, beginning of period ........   $14.51        $13.47         $10.00        $14.32      $13.40          $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............       --         (0.08)         (0.05)        (0.04)      (0.21)          (0.10)
  Net realized and unrealized
    gains (losses) on investments ...........    (3.82)         2.21           3.52        (3.76)        2.22            3.50
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (3.82)         2.13           3.47         (3.80)        2.01           3.40
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................       --            --             --            --          --              --
  Net realized gains ........................     1.42          1.09             --          1.42        1.09              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     1.42          1.09             --          1.42        1.09              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............    $9.27        $14.51         $13.47         $9.10      $14.32          $13.40
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (27.71%)       15.27%         34.70%       (27.95%)      14.41%          34.00%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..   $6,347        $9,071           $900          $524        $659            $225
  Ratios to average net assets:
   Net investment income (loss)* ............    0.04%        (0.45%)        (0.56%)       (0.68%)     (1.22%)         (1.26%)
   Net expenses* ............................    1.63%         1.53%          1.60%         2.38%       2.28%           2.35%
   Gross expenses* ..........................    1.64%         1.59%          1.90%         2.39%       2.34%           2.71%
  Portfolio turnover rate ...................      32%           57%            59%           32%         57%             59%
------------------------------------------------------------------------------------------------------------------------------------




GE Emerging Markets Fund
------------------------------------------------------------------------------------------------------------------------

                                              Class C (level load)                        Class Y(d)

                                             3/31/01(b)    9/30/00(b)      3/31/01(b)     9/30/00(b)        9/30/99(b)
------------------------------------------------------------------------------------------------------------------------

Inception date                                     --        9/30/99             --              --          1/29/99
Net asset value, beginning of period ........  $14.32         $13.50         $14.57          $13.49           $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............   (0.05)         (0.21)          0.02          (0.05)            (0.01)
  Net realized and unrealized
    gains (losses) on investments ...........   (3.77)          2.12          (3.84)           2.22             3.50
------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................   (3.82)          1.91          (3.82)           2.17             3.49
------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................      --             --             --              --               --
  Net realized gains ........................    1.42           1.09           1.42            1.09               --
------------------------------------------------------------------------------------------------------------------------

Total distributions .........................    1.42           1.09           1.42            1.09               --
------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $9.08         $14.32          $9.33          $14.57           $13.49
------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................ (28.09%)        13.56%        (27.59%)         15.56%           34.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..    $103           $137        $12,911         $17,466          $13,651
  Ratios to average net assets:
   Net investment income (loss)* ............  (0.88%)        (1.24%)         0.30%          (0.27%)          (0.18%)
   Net expenses* ............................   2.38%          2.27%          1.38%           1.27%            1.35%
   Gross expenses* ..........................   2.38%          2.35%          1.39%           1.35%            1.74%
  Portfolio turnover rate ...................     32%            57%            32%             57%              59%
------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                              Financial Highlights
                                     Selected data based on a share outstanding throughout the period(s) indicated

GE Premier Growth Equity Fund
---------------------------------------------------------------------------------------------------------------------

                                                                          Class A

                                              3/31/01(b)    9/30/00(b)   9/30/99(b,c)    9/30/98(b)  9/30/97
---------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --            --             --    12/31/96
Net asset value, beginning of period ........   $31.38        $27.50        $20.44         $18.35      $15.00
Income (loss) from investment operations:
  Net investment income (loss) ..............    (0.03)        (0.07)        (0.08)          0.03          --
  Net realized and unrealized
    gains (losses) on investments ...........    (3.72)         5.10          7.83           2.38        3.35
---------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (3.75)         5.03          7.75           2.41        3.35
---------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................       --            --          0.03           0.03          --
  Net realized gains ........................     1.60          1.15          0.66           0.29          --
---------------------------------------------------------------------------------------------------------------------

Total distributions .........................     1.60          1.15          0.69           0.32          --
---------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $26.03        $31.38        $27.50         $20.44      $18.35
---------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (12.51%)       18.61%        38.54%         13.35%      22.33%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .. $119,415      $128,255       $67,311        $15,044      $7,287
  Ratios to average net assets:
   Net investment income (loss)* ............   (0.22%)       (0.24%)       (0.29%)         0.17%      (0.03%)
   Net expenses* ............................    1.01%         1.01%         1.10%          1.12%       1.15%
   Gross expenses* ..........................    1.02%         1.01%         1.10%          1.16%       1.62%
  Portfolio turnover rate ...................      13%           22%           26%            35%         17%
---------------------------------------------------------------------------------------------------------------------


GE Premier Growth Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                       Class B                              Class C (level load)

                                             3/31/01(b)  9/30/00(b) 9/30/99(b)   9/30/98(b)    9/30/97    3/31/01(b)      9/30/00(b)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                     --          --          --           --     12/31/96         --      9/30/99
Net asset value, beginning of period ........  $30.55      $27.00      $20.20       $18.25       $15.00     $30.55       $27.00
Income (loss) from investment operations:
  Net investment income (loss) ..............   (0.14)      (0.30)      (0.27)       (0.12)       (0.09)     (0.14)       (0.31)
  Net realized and unrealized
    gains (losses) on investments ...........   (3.60)       5.00        7.73         2.36         3.34      (3.61)         5.01
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................   (3.74)       4.70        7.46         2.24         3.25      (3.75)        4.70
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................      --          --          --           --           --         --           --
  Net realized gains ........................    1.60        1.15        0.66         0.29           --       1.60         1.15
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................    1.60        1.15        0.66         0.29           --       1.60         1.15
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............  $25.21      $30.55      $27.00       $20.20       $18.25     $25.20       $30.55
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................ (12.83%)     17.70%      37.53%       12.47%       21.67%    (12.87%)      17.66%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) .. $37,778     $41,795     $15,501       $2,076         $447     $3,360       $3,134
  Ratios to average net assets:
   Net investment income (loss)* ............  (0.97%)     (0.98%)     (1.03%)      (0.62%)      (0.76%)    (0.97%)      (0.98%)
   Net expenses* ............................   1.76%       1.75%       1.84%        1.90%        1.90%      1.76%        1.75%
   Gross expenses* ..........................   1.77%       1.75%       1.84%        2.27%        9.30%      1.77%        1.75%
  Portfolio turnover rate ...................     13%         22%         26%          35%          17%        13%          22%
------------------------------------------------------------------------------------------------------------------------------------



                                                                      Class Y(d)

                                             3/31/01(b)    9/30/00(b)    9/30/99(b)      9/30/98(b)   9/30/97
---------------------------------------------------------------------------------------------------------------

Inception date                                      --            --            --             --    12/31/96
Net asset value, beginning of period ........   $31.58        $27.60        $20.50         $18.38      $15.00
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.01       0.00(g)         (0.01)          0.09        0.04
  Net realized and unrealized
      gains (losses) on investments .........    (3.76)         5.13          7.84           2.37        3.34
---------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (3.75)         5.13          7.83           2.46        3.38
---------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................       --            --          0.07           0.05          --
  Net realized gains ........................     1.60          1.15          0.66           0.29          --
---------------------------------------------------------------------------------------------------------------

Total distributions .........................     1.60          1.15          0.73           0.34          --
---------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $26.23        $31.58        $27.60         $20.50      $18.38
---------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (12.43%)       18.87%        38.92%         13.65%      22.53%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..  $37,833       $33,089       $20,704         $7,580      $5,770
  Ratios to average net assets:
   Net investment income (loss)* ............    0.04%         0.01%        (0.03%)         0.47%       0.31%
   Net expenses* ............................    0.76%         0.76%         0.85%          0.88%       0.90%
   Gross expenses* ..........................    0.77%         0.76%         0.85%          0.89%       1.17%
  Portfolio turnover rate ...................      13%           22%           26%            35%         17%
---------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                             Financial Highlights
                                                    Selected data based on a share outstanding throughout the period(s) indicated

GE Premier Research Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                       Class A                     Class B              Class C (level load)

                                               3/31/01(b) 9/30/00(b,f)     3/31/01(b)  9/30/00(b,f)  3/31/01(b)    9/30/00(b,f)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --       4/28/00             --       4/28/00          --         4/28/00
Net asset value, beginning of period ........    $9.90        $10.00          $9.87        $10.00       $9.87          $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............       --       0.00(g)          (0.03)        (0.04)      (0.03)          (0.03)
  Net realized and unrealized
    gains (losses) on investments ...........    (1.28)        (0.10)         (1.28)        (0.09)      (1.28)          (0.10)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
    operations ..............................    (1.28)        (0.10)         (1.31)        (0.13)      (1.31)          (0.13)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     0.01            --             --            --          --              --
  Net realized gains ........................     0.11            --           0.11            --        0.11              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     0.12            --           0.11            --        0.11              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............    $8.50         $9.90          $8.45         $9.87       $8.45           $9.87
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (13.03%)       (1.00%)       (13.34%)       (1.30%)    (13.34%)         (1.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..  $11,074       $12,415           $352          $255        $114            $119
  Ratios to average net assets:
   Net investment income (loss)* ............    0.06%         0.03%         (0.68%)       (0.81%)     (0.69%)         (0.71%)
   Net expenses* ............................    1.12%         1.20%          1.87%         1.95%       1.87%           1.95%
   Gross expenses* ..........................    2.00%         2.33%          2.72%         3.06%       2.75%           3.08%
  Portfolio turnover rate ...................      80%           39%            80%           39%         80%             39%
------------------------------------------------------------------------------------------------------------------------------------




GE Premier Research Equity Fund
-------------------------------------------------------------------------

                                                      Class Y

                                              3/31/01(b)    9/30/00(b,f)
-------------------------------------------------------------------------

Inception date                                      --        4/28/00
Net asset value, beginning of period ........    $9.91         $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.01           0.01
  Net realized and unrealized
    gains (losses) on investments ...........    (1.28)         (0.10)
-------------------------------------------------------------------------

Total income (loss) from investment
    operations ..............................    (1.27)         (0.09)
-------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     0.02             --
  Net realized gains ........................     0.11             --
-------------------------------------------------------------------------

Total distributions .........................     0.13             --
-------------------------------------------------------------------------

Net asset value, end of period ..............    $8.51          $9.91
-------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (12.89%)        (0.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..      $86            $99
  Ratios to average net assets:
   Net investment income (loss)* ............    0.31%          0.31%
   Net expenses* ............................    0.87%          0.95%
   Gross expenses* ..........................    1.75%          2.09%
  Portfolio turnover rate ...................      80%            39%
-------------------------------------------------------------------------



GE Premier International Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                      Class A                       Class B            Class C (level load)

                                              3/31/01(b)  9/30/00(b,f)     3/31/01(b)  9/30/00(b,f)  3/31/01(b)    9/30/00(b,f)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --       4/28/00             --       4/28/00          --         4/28/00
Net asset value, beginning of period ........    $8.70        $10.00          $8.67        $10.00       $8.67          $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............    (0.01)         0.05          (0.04)         0.02       (0.04)           0.02
  Net realized and unrealized
    gains (losses) on investments ...........    (1.53)        (1.35)         (1.52)        (1.35)      (1.53)          (1.35)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
    operations ..............................    (1.54)        (1.30)         (1.56)        (1.33)      (1.57)          (1.33)
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     0.09            --           0.06            --        0.05              --
  Net realized gains ........................       --            --             --            --          --              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     0.09            --           0.06            --        0.05              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............    $7.07         $8.70          $7.05         $8.67       $7.05           $8.67
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................  (17.80%)      (13.00%)       (18.11%)      (13.30%)    (18.15%)        (13.30%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..   $8,603       $10,339           $151          $225         $74             $87
  Ratios to average net assets:
   Net investment income (loss)* ............   (0.23%)        1.26%        (1.02%)         0.38%     (0.99%)           0.54%
   Net expenses* ............................    1.20%         1.30%          1.95%         2.05%       1.95%           2.05%
   Gross expenses* ..........................    2.36%         2.56%          3.13%         3.29%       3.11%           3.31%
  Portfolio turnover rate ...................      29%           27%            29%           27%         29%             27%
------------------------------------------------------------------------------------------------------------------------------------


GE Premier International Equity Fund
----------------------------------------------------------------------------

                                                         Class Y

                                                3/31/01(b)     9/30/00(b,f)
----------------------------------------------------------------------------

Inception date                                        --         4/28/00
Net asset value, beginning of period ........      $8.71         $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............         --           0.06
  Net realized and unrealized
    gains (losses) on investments ...........      (1.53)         (1.35)
----------------------------------------------------------------------------

Total income (loss) from investment
    operations ..............................      (1.53)         (1.29)
----------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................       0.11             --
  Net realized gains ........................         --             --
----------------------------------------------------------------------------

Total distributions .........................       0.11             --
----------------------------------------------------------------------------

Net asset value, end of period ..............      $7.07          $8.71
----------------------------------------------------------------------------

TOTAL RETURN (a) ............................    (17.76%)       (12.90%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..        $72            $87
  Ratios to average net assets:
   Net investment income (loss)* ............      0.01%          1.54%
   Net expenses* ............................      0.95%          1.05%
   Gross expenses* ..........................      2.12%          2.31%
  Portfolio turnover rate ...................        29%            27%
----------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                              Financial Highlights
                                                     Selected data based on a share outstanding throughout the period(s) indicated

GE Premier Value Equity Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                       Class A                    Class B               Class C (level load)

                                              3/31/01(b)  9/30/00(b,f)     3/31/01(b) 9/30/00(b,f)   3/31/01(b)   9/30/00(b,f)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --       4/28/00             --       4/28/00          --         4/28/00
Net asset value, beginning of period ........   $11.08        $10.00         $11.05        $10.00      $11.05          $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.06          0.05           0.02          0.02        0.02            0.02
  Net realized and unrealized
    gains (losses) on investments ...........     0.13          1.03           0.12          1.03        0.12            1.03
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
    operations ..............................     0.19          1.08           0.14          1.05        0.14            1.05
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     0.09            --           0.06            --        0.04              --
  Net realized gains ........................     0.11            --           0.11            --        0.11              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     0.20            --           0.17            --        0.15              --
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $11.07        $11.08         $11.02        $11.05      $11.04          $11.05
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................    1.61%        10.80%          1.23%        10.50%       1.19%          10.50%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..  $14,983       $12,978           $450          $227        $125            $116
  Ratios to average net assets:
   Net investment income (loss)* ............    1.10%         1.25%          0.38%         0.46%       0.34%           0.51%
   Net expenses* ............................    1.03%         1.10%          1.77%         1.85%       1.78%           1.85%
   Gross expenses* ..........................    1.74%         2.28%          2.45%         3.01%       2.49%           3.04%
  Portfolio turnover rate ...................      40%           34%            40%           34%         40%             34%
------------------------------------------------------------------------------------------------------------------------------------


GE Premier Value Equity Fund
---------------------------------------------------------------------------

                                                          Class Y

                                                 3/31/01(b)   9/30/00(b,f)
---------------------------------------------------------------------------

Inception date                                         --        4/28/00
Net asset value, beginning of period ........      $11.09         $10.00
Income (loss) from investment operations:
  Net investment income (loss) ..............        0.08           0.07
  Net realized and unrealized
    gains (losses) on investments ...........        0.13           1.02
---------------------------------------------------------------------------

Total income (loss) from investment
    operations ..............................        0.21           1.09
---------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................        0.10             --
  Net realized gains ........................        0.11             --
---------------------------------------------------------------------------

Total distributions .........................        0.21             --
---------------------------------------------------------------------------

Net asset value, end of period ..............      $11.09         $11.09
---------------------------------------------------------------------------

TOTAL RETURN (a) ............................       1.82%         10.90%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period (in thousands) ..        $113           $111
  Ratios to average net assets:
   Net investment income (loss)* ............       1.34%          1.52%
   Net expenses* ............................       0.78%          0.85%
   Gross expenses* ..........................       1.50%          2.04%
  Portfolio turnover rate ...................         40%            34%
---------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                              Financial Highlights
                                                     Selected data based on a share outstanding throughout the period(s) indicated

GE Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                Class A

                                              3/31/01(b)   9/30/00(b)   9/30/99(b,c)    9/30/98(b)    9/30/97         9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --            --            --          --           1/5/93
Net asset value, beginning of period ........   $11.72        $11.76        $12.55         $12.06      $11.70          $11.92
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.36          0.70          0.64           0.68        0.72            0.69
  Net realized and unrealized
   gains (losses) on investments ............     0.47         (0.03)        (0.79)          0.50        0.35           (0.21)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
   operations ...............................     0.83          0.67         (0.15)          1.18        1.07            0.48
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     0.38          0.71          0.64           0.67        0.71            0.70
  Net realized gains ........................       --            --            --             --          --              --
  In excess of net investment income ........       --            --            --           0.02          --              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     0.38          0.71          0.64           0.69        0.71            0.70
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $12.17        $11.72        $11.76         $12.55      $12.06          $11.70
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................    7.14%         5.94%        (1.20%)        10.06%       9.45%           4.10%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................... $109,334      $100,745       $92,217        $49,736     $35,097         $28,115
  Ratios to average net assets:
   Net investment income (loss)* ............    5.99%         6.04%         5.27%          5.53%       6.17%           5.84%
   Net expenses* ............................    0.80%         0.80%         0.80%          0.80%       0.85%           0.85%
   Gross expenses* ..........................    0.80%         0.80%         0.83%          0.83%       0.96%           0.99%
  Portfolio turnover rate ...................     132%          219%          246%           219%        258%            275%
------------------------------------------------------------------------------------------------------------------------------------



GE Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Class B

                                              3/31/01(b)     9/30/00(b)    9/30/99(b)       9/30/98(b)        9/30/97      9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --             --            --               --               --      12/22/93
Net asset value, beginning of period ........   $11.73         $11.77        $12.55           $12.06           $11.70        $11.91
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.31           0.61          0.55             0.58             0.63          0.60
  Net realized and unrealized
   gains (losses) on investments ............      0.46         (0.03)        (0.78)            0.50             0.36         (0.20)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
   operations ...............................     0.77           0.58         (0.23)            1.08             0.99          0.40
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     0.33           0.62          0.55             0.57             0.63          0.61
  Net realized gains ........................       --             --            --               --               --            --
  In excess of net investment income ........       --             --            --             0.02               --            --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     0.33           0.62          0.55             0.59             0.63          0.61
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $12.17         $11.73        $11.77           $12.55           $12.06        $11.70
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................     6.64          5.15%       (1.85%)            9.24%            8.64%         3.41%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................   $2,030         $2,042        $2,854           $1,855           $1,401        $1,673
  Ratios to average net assets:
   Net investment income (loss)* ............    5.22%          5.24%         4.54%            4.79%            5.17%         5.19%
   Net expenses* ............................    1.55%          1.55%         1.55%            1.55%            1.56%         1.60%
   Gross expenses* ..........................    1.55%          1.55%         1.58%            1.85%            2.19%         2.44%
  Portfolio turnover rate ...................     132%           219%          246%             219%             258%          275%
------------------------------------------------------------------------------------------------------------------------------------



GE Fixed Income Fund
------------------------------------------------------------------------------------------------------------------------------------
                                            Class C
                                          (level load)                                 Class Y(d)

                                     3/31/01(b)   9/30/00(b)  3/31/01(b)  9/30/00(b)    9/30/99(b)   9/30/98(b)  9/30/97    9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                             --       9/30/99         --           --           --            --        --   11/29/93
Net asset value, beginning of period.  $11.73        $11.77     $11.71       $11.76       $12.54        $12.05    $11.69     $11.92
Income (loss) from investment
 operations:
  Net investment income (loss) ......    0.31          0.62       0.37         0.74         0.67          0.71      0.75       0.72
  Net realized and unrealized
   gains (losses) on investments ....    0.46         (0.04)      0.47        (0.05)        (0.78)        0.50      0.35      (0.22)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
   operations .......................    0.77          0.58       0.84         0.69        (0.11)         1.21      1.10      0.50
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .............    0.33          0.62       0.39         0.74         0.67          0.70      0.74       0.73
  Net realized gains ................      --            --         --           --           --            --        --         --
  In excess of net investment income.      --            --         --           --           --          0.02        --         --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .................    0.33          0.62       0.39         0.74         0.67          0.72      0.74       0.73
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ......  $12.17        $11.73     $12.16       $11.71       $11.76        $12.54    $12.05     $11.69
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ....................   6.65%         5.15%      7.28%        6.11%       (0.87%)       10.33%     9.74%      4.32%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................    $220          $298    $70,479      $59,259      $36,152       $30,067   $16,229    $19,098
  Ratios to average net assets:
   Net investment income (loss)* ....   5.27%         5.40%      6.23%        6.34%        5.51%         5.58%     5.97%      6.14%
   Net expenses* ....................   1.55%         1.55%      0.55%        0.55%        0.55%         0.55%     0.56%      0.55%
   Gross expenses* ..................   1.55%         1.55%      0.55%        0.55%        0.58%         0.57%     0.59%      0.57%
  Portfolio turnover rate ...........    132%          219%       132%         219%         246%          219%      258%       275%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                           Financial Highlights
                                                  Selected data based on a share outstanding throughout the period(s) indicated

GE Government Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                             Class A

                                              3/31/01(b)    9/30/00(b)    9/30/99(b,c)   9/30/98(b)  9/30/97(e)      10/31/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --             --            --          --          9/8/93
Net asset value, beginning of period .....       $8.06         $8.14          $8.90         $8.53       $8.48           $8.70
Income (loss) from  investment operations:
  Net investment income (loss) ...........        0.25          0.52           0.50          0.56        0.53            0.62
  Net realized and unrealized
   gains (losses) on investments .........        0.31         (0.02)         (0.68)         0.39        0.05          (0.22)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations ..................        0.56          0.50          (0.18)         0.95        0.58            0.40
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ..................        0.27          0.58           0.58          0.53        0.53            0.54
  Net realized gains .....................          --            --             --            --          --              --
  Return of capital ......................          --            --             --            --          --            0.08
  In excess of net investment income .....          --            --             --          0.05          --              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ......................        0.27          0.58           0.58          0.58        0.53            0.62
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...........       $8.35         $8.06          $8.14         $8.90       $8.53           $8.48
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .........................       7.08%         6.48%         (2.01%)       11.61%       7.13%           4.80%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................    $140,386      $102,907        $42,723       $24,541     $24,027         $29,090
  Ratios to average net assets:
   Net investment income (loss)* .........       5.96%         6.53%          5.89%         6.52%       6.91%           6.59%
   Net expenses* .........................       0.85%         0.85%          1.07%         1.10%       0.88%           0.90%
   Gross expenses* .......................       0.99%         0.99%          1.11%         1.16%       0.88%           0.90%
  Portfolio turnover rate ................         80%           79%           101%           64%        110%            334%
------------------------------------------------------------------------------------------------------------------------------------



GE Government Securities Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Class B

                                             3/31/01(b)     9/30/00(b)     9/30/99(b)     9/30/98(b)        9/30/97(e)    10/31/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                     --             --             --              --               --       4/22/87
Net asset value, beginning of period .....      $8.12          $8.20          $8.93           $8.54            $8.49         $8.71
Income (loss) from  investment operations:
  Net investment income (loss) ...........       0.21           0.47           0.46            0.52             0.47          0.55
  Net realized and unrealized
   gains (losses) on investments .........       0.33          (0.03)         (0.67)           0.39             0.05        (0.22)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations ..................       0.54           0.44          (0.21)           0.91             0.52          0.33
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ..................       0.24           0.52           0.52            0.48             0.47          0.48
  Net realized gains .....................         --             --             --              --               --            --
  Return of capital ......................         --             --             --              --               --          0.07
  In excess of net investment income .....         --             --             --            0.04               --            --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ......................       0.24           0.52           0.52            0.52             0.47          0.55
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...........      $8.42          $8.12          $8.20           $8.93            $8.54         $8.49
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .........................      6.74%          5.56%         (2.42%)         10.99%            6.36%         4.00%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................    $97,793       $135,488       $269,409        $399,675         $523,303      $767,216
  Ratios to average net assets:
   Net investment income (loss)* .........      5.18%          5.83%          5.34%           6.00%            6.15%         5.77%
   Net expenses* .........................      1.60%          1.60%          1.59%           1.60%            1.63%         1.69%
   Gross expenses* .......................      1.75%          1.72%          1.63%           1.61%            1.63%         1.69%
  Portfolio turnover rate ................        80%            79%           101%             64%             110%          334%
------------------------------------------------------------------------------------------------------------------------------------



                                         Class C (level load)

                                         3/31/01(b) 9/30/00(b)
--------------------------------------------------------------------------------

Inception date                                 --    9/30/99
Net asset value, beginning of period ...... $8.14      $8.20
Income (loss) from investment operations:
  Net investment income (loss) ............  0.22       0.47
  Net realized and unrealized
   gains (losses) on investments ..........  0.33       0.01
--------------------------------------------------------------------------------

Total income (loss) from investment
   operations .............................  0.55       0.48
--------------------------------------------------------------------------------

Less distributions from:
  Net investment income ...................  0.24       0.54
  Net realized gains ......................    --         --
--------------------------------------------------------------------------------

Total distributions .......................  0.24       0.54
--------------------------------------------------------------------------------

Net asset value, end of period ............ $8.45      $8.14
--------------------------------------------------------------------------------

TOTAL RETURN (a) .......................... 6.85%      6.08%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .........................   $48        $10
  Ratios to average net assets:
   Net investment income (loss)* .......... 5.45%      5.95%
   Net expenses* .......................... 1.59%      1.60%
   Gross expenses* ........................ 1.72%      1.71%
  Portfolio turnover rate .................   80%        79%
--------------------------------------------------------------------------------



-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                             Financial Highlights
                                                    Selected data based on a share outstanding throughout the period(s) indicated

GE Short-Term Government Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                 Class A

                                              3/31/01(b)   9/30/00(b)    9/30/99(b,c)   9/30/98(b)    9/30/97         9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --             --            --          --          3/2/94
Net asset value, beginning of period ......     $11.68        $11.71         $12.02        $11.86      $11.79          $11.91
Income (loss) from investment operations:
  Net investment income (loss) ............       0.35          0.65           0.55          0.65        0.67            0.63
  Net realized and unrealized
   gains (losses) on investments ..........       0.23         (0.01)(j)      (0.25)         0.19        0.08           (0.05)
------------------------------------------------------------------------------------------------------------------------------------

Total income from investment operations ...       0.58          0.64           0.30          0.84        0.75            0.58
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ...................       0.35          0.66           0.56          0.66        0.67            0.64
  Net realized gains                                --          0.01           0.05          0.02        0.01            0.06
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .......................       0.35          0.67           0.61          0.68        0.68            0.70
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ............     $11.91        $11.68         $11.71        $12.02      $11.86          $11.79
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ..........................      5.05%         5.67%          2.52%         7.36%       6.57%           4.98%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .........................    $24,960       $22,016        $23,106        $8,199      $5,319          $3,653
  Ratios to average net assets:
   Net investment income (loss)* ..........      5.98%         5.63%          4.70%         5.47%       5.57%           5.28%
   Net expenses* ..........................      0.69%         0.68%          0.70%         0.70%       0.70%           0.70%
   Gross expenses* ........................      0.80%         0.74%          1.01%         0.95%       1.07%           1.34%
  Portfolio turnover rate .................        20%          170%           118%          185%        265%            201%
------------------------------------------------------------------------------------------------------------------------------------



GE Short-Term Government Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Class B

                                            3/31/01(b)      9/30/00(b)     9/30/99(b)      9/30/98(b)        9/30/97       9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                  --             --             --              --               --           3/2/94
Net asset value, beginning of period ...... $11.66         $11.70         $12.01          $11.84           $11.78           $11.90
Income (loss) from investment operations:
  Net investment income (loss) ............   0.31           0.57           0.48            0.58             0.61             0.56
  Net realized and unrealized
   gains (losses) on investments ..........   0.24          (0.01)(j)      (0.26)           0.20             0.06           (0.05)
------------------------------------------------------------------------------------------------------------------------------------

Total income from investment operations ...   0.55           0.56           0.22            0.78             0.67             0.51
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ...................   0.32           0.59           0.48            0.59             0.60             0.57
  Net realized gains                            --           0.01           0.05            0.02             0.01             0.06
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .......................   0.32           0.60           0.53            0.61             0.61             0.63
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ............ $11.89         $11.66         $11.70          $12.01           $11.84           $11.78
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ..........................  4.74%          4.95%          1.91%           6.83%            5.84%            4.35%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .........................   $299           $347           $641            $895           $1,031             $145
  Ratios to average net assets:
   Net investment income (loss)* ..........  5.28%          4.94%          4.10%           4.87%            4.84%            4.67%
   Net expenses* ..........................  1.29%          1.28%          1.30%           1.30%            1.30%            1.30%
   Gross expenses* ........................  1.39%          1.35%          1.61%           1.88%            7.77%            3.35%
  Portfolio turnover rate .................    20%           170%           118%            185%             265%             201%
------------------------------------------------------------------------------------------------------------------------------------



                                               Class C
                                             (level load)                                     Class Y(d)

                                        3/31/01(b)   9/30/00(b)   3/31/01(b)  9/30/00(b)   9/30/99(b)  9/30/98(b)  9/30/97  9/30/96
-----------------------------------------------------------------------------------------------------------------------------------

Inception date                                --      9/30/99           --           --          --           --       --    3/2/94
Net asset value, beginning of period ...  $11.66       $11.70       $11.67       $11.71      $12.01       $11.85   $11.78    $11.90
Income (loss) from investment
 operations:
  Net investment income (loss) .........    0.30         0.56         0.37         0.74        0.58         0.68     0.70      0.66
  Net realized and unrealized
   gains (losses) on investments .......    0.24        (0.02)(j)     0.20        (0.08)(j)   (0.25)        0.19     0.08     (0.05)
------------------------------------------------------------------------------------------------------------------------------------

Total income from investment operations.    0.54         0.54         0.57         0.66        0.33         0.87     0.78      0.61
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ................    0.31         0.57         0.37         0.69        0.58         0.69     0.70      0.67
  Net realized gains ...................      --         0.01           --         0.01        0.05         0.02     0.01      0.06
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ....................    0.31         0.58         0.37         0.70        0.63         0.71     0.71      0.73
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period .........  $11.89       $11.66       $11.87       $11.67      $11.71       $12.01   $11.85    $11.78
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .......................   4.67%        4.80%        4.92%        5.85%       2.87%        7.65%    6.83%     5.24%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ......................    $151         $121       $2,453      $49,358      $3,140       $9,444   $7,717    $7,786
  Ratios to average net assets:
   Net investment income (loss)* .......   5.17%        4.93%        6.43%        6.34%       4.91%        5.74%    5.80%     5.54%
   Net expenses* .......................   1.44%        1.43%        0.42%        0.42%       0.45%        0.45%    0.45%     0.45%
   Gross expenses* .....................   1.62%        1.48%        0.43%        0.42%       0.76%        0.68%    0.68%     0.83%
  Portfolio turnover rate ..............     20%         170%          20%         170%        118%         185%     265%      201%
------------------------------------------------------------------------------------------------------------------------------------



--------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                              Financial Highlights
                                                     Selected data based on a share outstanding throughout the period(s) indicated

GE Tax-Exempt Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                     Class A

                                              3/31/01(b)   9/30/00(b)    9/30/99(b,c)    9/30/98(b)  9/30/97(e)      10/31/96
------------------------------------------------------------------------------------------------------------------------------------
Inception date                                      --            --             --            --          --          9/8/93
Net asset value, beginning of period .........  $11.16        $11.14         $11.83        $11.63      $11.42          $11.31
Income (loss) from investment operations:
  Net investment income (loss) ...............    0.27          0.53           0.49          0.51        0.53            0.62
  Net realized and unrealized
   gains (losses) on investments .............    0.45          0.02          (0.69)         0.20        0.22            0.05
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
   operations ................................    0.72          0.55          (0.20)         0.71        0.75            0.67
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ......................    0.27          0.53           0.49          0.51        0.54            0.56
  Net realized gains .........................      --            --             --            --          --              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ..........................    0.27          0.53           0.49          0.51        0.54            0.56
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...............  $11.61        $11.16         $11.14        $11.83      $11.63          $11.42
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................   6.47%         5.12%         (1.84%)        6.33%       6.77%           6.13%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ............................ $24,180       $19,543        $22,228        $5,730     $16,542         $16,169
  Ratios to average net assets:
   Net investment income (loss)* .............   4.67%         4.81%          4.28%         4.32%       5.01%           5.42%
   Net expenses* .............................   0.84%         0.85%          1.08%         1.10%       0.35%           0.00%
   Gross expenses* ...........................   0.91%         0.99%          1.21%         1.23%       1.57%           1.52%
  Portfolio turnover rate ....................     11%           45%            48%           74%         13%              6%
------------------------------------------------------------------------------------------------------------------------------------



GE Tax-Exempt Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                   Class B

                                              3/31/01(b)     9/30/00(b)     9/30/99(b)     9/30/98(b)     9/30/97(e)       10/31/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --             --             --             --             --           9/8/93
Net asset value, beginning of period .........  $11.16         $11.13         $11.83          $11.63        $11.44           $11.32
Income (loss) from investment operations:
  Net investment income (loss) ...............    0.22           0.45           0.43            0.44          0.51             0.62
  Net realized and unrealized
   gains (losses) on investments .............    0.45           0.03         (0.70)            0.21          0.21             0.06
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
   operations ................................    0.67           0.48          (0.27)           0.65          0.72             0.68
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ......................    0.22           0.45           0.43            0.45          0.53             0.56
  Net realized gains .........................      --             --             --              --            --               --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ..........................    0.22           0.45           0.43            0.45          0.53             0.56
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...............  $11.61         $11.16         $11.13          $11.83        $11.63           $11.44
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................   6.08%          4.43%        (2.34%)           5.68%         6.46%            6.12%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ............................  $5,011         $5,397         $7,269          $8,905       $10,133           $9,184
  Ratios to average net assets:
   Net investment income (loss)* .............   3.92%          4.07%          3.72%           3.81%         4.79%            5.43%
   Net expenses* .............................   1.59%          1.60%          1.60%           1.60%         0.57%            0.00%
   Gross expenses* ...........................   1.66%          1.74%          1.75%           1.71%         2.32%            2.26%
  Portfolio turnover rate ....................     11%            45%            48%             74%           13%               6%
------------------------------------------------------------------------------------------------------------------------------------




                                     Class C (level load)             Class Y(d)

                                      3/31/01(b)9/30/00(b)   3/31/01(b)9/30/00(b)   9/30/99(b)9/30/98(b)    9/30/97
------------------------------------------------------------------------------------------------------------------------------------

Inception date                            --       9/30/99             --            --          --              --     9/26/97
Net asset value, beginning of period. $11.16        $11.13         $11.61        $11.58      $12.30          $12.10      $12.09
Income from investment operations:
  Net investment income (loss) ......   0.22          0.44           0.29          0.58        0.57            0.58        0.02
  Net realized and unrealized gains
   (losses) on investments ..........   0.44          0.04           0.46          0.03      (0.72)            0.27          --
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from investment
    operations ......................   0.66          0.48           0.75          0.61       (0.15)           0.85        0.02
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .............   0.22          0.45           0.29          0.58        0.57            0.65        0.01
  Net realized gains ................     --            --             --            --          --              --          --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .................   0.22          0.45           0.29          0.58        0.57            0.65        0.01
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...... $11.60        $11.16         $12.07        $11.61      $11.58          $12.30      $12.10
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ....................  5.99%         4.43%          6.54%         5.47%     (1.37%)           7.30%       0.11%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...................   $111          $105            $27           $25         $24             $24      $3,216
  Ratios to average net assets:
   Net investment income (loss)* ....  3.92%         4.06%          4.92%         5.07%       4.72%           4.74%       4.31%
   Net expenses* ....................  1.59%         1.60%          0.59%         0.59%       0.59%           0.60%       0.54%
   Gross expenses* ..................  1.66%         1.73%          0.66%         0.73%       0.74%           1.25%       0.56%
  Portfolio turnover rate ...........    11%           45%            11%           45%         48%             74%         13%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                            Financial Highlights
                                                   Selected data based on a share outstanding throughout the period(s) indicated

GE High Yield Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                            Class A                                     Class B

                                               3/31/01(b)  9/30/00(b)    9/30/99(b,c)    3/31/01(b) 9/30/00(b)      9/30/99(b)
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                                    --       12/31/98                        --        12/31/98
Net asset value, beginning of period ..........  $8.70         $9.53         $10.00         $8.70       $9.53          $10.00
Income (loss) from investment operations:
  Net investment income (loss) ................   0.43          0.80           0.55          0.40        0.73            0.48
  Net realized and unrealized
    gains (losses) on investments .............  (0.79)        (0.83)         (0.49)        (0.79)      (0.83)          (0.48)
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .......................  (0.36)        (0.03)           0.06        (0.39)      (0.10)             --
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .......................   0.46          0.80           0.53          0.43        0.73            0.47
  Net realized gains ..........................     --            --             --            --          --              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ...........................   0.46          0.80           0.53          0.43        0.73            0.47
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ................  $7.88         $8.70          $9.53         $7.88       $8.70           $9.53
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .............................. (4.11%)       (0.52%)         0.53%        (4.47%)     (1.25%)         (0.03%)

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ............................. $6,571        $6,999         $1,931        $1,167      $1,082            $154
  Ratios to average net assets:
   Net investment income (loss)* ..............  8.47%         8.64%          7.57%         7.77%       7.93%           6.53%
   Expenses* ..................................  0.97%         0.97%          0.89%         1.72%       1.72%           1.70%
   Gross expenses* ............................  1.01%         1.01%          1.16%         1.76%       1.76%           2.05%
  Portfolio turnover rate .....................    35%           35%            27%           35%         35%             27%
------------------------------------------------------------------------------------------------------------------------------------



GE High Yield Fund
--------------------------------------------------------------------------------------------------------------------------

                                                  Class C (level load)                      Class Y(d)

                                                3/31/01(b)     9/30/00(b)     3/31/01(b)     9/30/00(b)        9/30/99(b)
--------------------------------------------------------------------------------------------------------------------------

Inception date                                                  9/30/99                             --         12/31/98
Net asset value, beginning of period ..........    $8.70          $9.53          $8.70           $9.53           $10.00
Income (loss) from investment operations:
  Net investment income (loss) ................     0.40           0.73           0.44            0.82             0.55
  Net realized and unrealized
    gains (losses) on investments .............    (0.78)         (0.83)         (0.79)          (0.83)           (0.48)
--------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .......................    (0.38)         (0.10)         (0.35)          (0.01)            0.07
--------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .......................     0.43           0.73           0.47            0.82             0.54
  Net realized gains ..........................       --             --             --              --               --
--------------------------------------------------------------------------------------------------------------------------

Total distributions ...........................     0.43           0.73           0.47            0.82             0.54
--------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ................    $7.89          $8.70          $7.88           $8.70            $9.53
--------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ..............................   (4.35%)        (1.27%)        (3.99%)         (0.26%)            0.71%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .............................     $704         $1,019        $21,578         $22,923          $20,126
  Ratios to average net assets:
   Net investment income (loss)* ..............    7.75%          7.90%          8.66%           8.79%            7.49%
   Expenses* ..................................    1.72%          1.72%          0.71%           0.71%            0.70%
   Gross expenses* ............................    1.76%          1.76%          0.77%           0.77%            0.98%
  Portfolio turnover rate .....................      35%            35%            35%             35%              27%
--------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.



                                                                                                             Financial Highlights
                                                    Selected data based on a share outstanding throughout the period(s) indicated

GE Strategic Investment Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                    Class A

                                              3/31/01(b)    9/30/00(b)  9/30/99(b,c)     9/30/98(b)   9/30/97         9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --            --             --          --          1/5/93
Net asset value, beginning of period ........   $26.86        $25.04        $24.15         $24.11      $20.38          $18.46
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.30          0.64          0.55           0.61        0.59            0.54
  Net realized and unrealized
    gains (losses) on investments ...........    (1.34)         2.69          2.98           0.73        3.88            1.92
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (1.04)         3.33          3.53           1.34        4.47            2.46
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     0.64          0.50          0.56           0.52        0.49            0.46
  Net realized gains ........................     1.75          1.01          2.08           0.78        0.25            0.08
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     2.39          1.51          2.64           1.30        0.74            0.54
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $23.43        $26.86        $25.04         $24.15      $24.11          $20.38
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................   (4.29%)       13.78%        15.28%          5.88%      22.45%          13.58%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................... $115,053      $128,847      $107,034        $49,540     $40,516         $26,467
  Ratios to average net assets:
   Net investment income (loss)* ............    2.39%         2.44%         2.17%          2.49%       2.66%           2.81%
   Net expenses* ............................    0.83%         0.84%         0.87%          0.85%       0.90%           0.90%
   Gross expenses* ..........................    0.83%         0.84%         0.87%          0.85%       0.94%           1.05%
  Portfolio turnover rate ...................      62%          103%          109%           119%        106%             93%
------------------------------------------------------------------------------------------------------------------------------------



GE Strategic Investment Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Class B

                                              3/31/01(b)     9/30/00(b)   9/30/99(b)        9/30/98(b)        9/30/97      9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --             --            --               --               --     12/22/93
Net asset value, beginning of period ........   $26.13         $24.45        $23.65           $23.70           $20.04       $18.26
Income (loss) from investment operations:
  Net investment income (loss) ..............     0.20           0.43          0.35             0.42             0.42         0.41
  Net realized and unrealized
    gains (losses) on investments ...........    (1.31)          2.63          2.93             0.69             3.82         1.87
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations .....................    (1.11)          3.06          3.28             1.11             4.24         2.28
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income .....................     0.46           0.37          0.40             0.38             0.33         0.42
  Net realized gains ........................     1.75           1.01          2.08             0.78             0.25         0.08
------------------------------------------------------------------------------------------------------------------------------------

Total distributions .........................     2.21           1.38          2.48             1.16             0.58         0.50
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ..............   $22.81         $26.13        $24.45           $23.65           $23.70       $20.04
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............................   (4.65%)        12.94%        14.44%            4.91%           21.57%       12.73%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ...........................  $21,059        $21,225       $16,372          $11,158           $5,685       $3,701
  Ratios to average net assets:
   Net investment income (loss)* ............    1.63%          1.69%         1.44%            1.72%            1.92%        2.11%
   Net expenses* ............................    1.58%          1.59%         1.62%            1.63%            1.65%        1.65%
   Gross expenses* ..........................    1.58%          1.59%         1.62%            1.63%            1.93%        2.10%
  Portfolio turnover rate ...................      62%           103%          109%             119%             106%          93%
------------------------------------------------------------------------------------------------------------------------------------




                                       Class C
                                     (level load)                                        Class Y(d)

                                3/31/01(b)   9/30/00(b)    3/31/01(b) 9/30/00(b)   9/30/99(b)     9/30/98(b)   9/30/97    9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                       --       9/30/99            --          --         --               --          --    11/29/93
Net asset value, beginning of
 period ........................ $25.91        $24.45        $26.92      $25.10     $24.20           $24.16      $20.44      $18.49
Income (loss) from investment
 operations:
  Net investment income (loss) .   0.20          0.46          0.33        0.70       0.61             0.67        0.64        0.63
  Net realized and unrealized
   gains (losses) on investments  (1.29)         2.55         (1.34)       2.70       2.99             0.72        3.89        1.90
------------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from
  investment operations ........  (1.09)         3.01         (1.01)       3.40       3.60             1.39        4.53        2.53
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ........   0.51          0.54          0.70        0.57       0.62             0.57        0.56        0.50
  Net realized gains ...........   1.75          1.01          1.75        1.01       2.08             0.78        0.25        0.08
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ............   2.26          1.55          2.45        1.58       2.70             1.35        0.81        0.58
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period . $22.56        $25.91        $23.46      $26.92     $25.10           $24.20      $24.16      $20.44
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) ............... (4.64%)       12.76%        (4.15%)     14.06%     15.56%            6.10%      22.76%      13.95%

RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) .............. $2,848        $2,271       $71,856     $70,334    $62,714          $51,802      37,924     $36,162
  Ratios to average net assets:
   Net investment income (loss)*  1.63%         1.80%         2.63%       2.69%      2.41%            2.70%       2.90%       3.16%
   Net expenses* ...............  1.59%         1.59%         0.59%       0.59%      0.62%            0.64%       0.65%       0.58%
   Gross expenses* .............  1.59%         1.59%         0.59%       0.59%      0.62%            0.64%       0.65%       0.59%
  Portfolio turnover rate ......    62%          103%           62%        103%       109%             119%        106%         93%
------------------------------------------------------------------------------------------------------------------------------------


-------------
See Notes to Financial Highlights and Notes to Financial Statements.


                                                                                                              Financial Highlights
                                                     Selected data based on a share outstanding throughout the period(s) indicated

GE Money Market Fund
------------------------------------------------------------------------------------------------------------------------------------

                                                                                         Class A

                                              3/31/01(b)   9/30/00(b)      9/30/99(b)    9/30/98(b)   9/30/97         9/30/96
------------------------------------------------------------------------------------------------------------------------------------

Inception date                                      --            --             --            --          --          1/5/93
Net asset value, beginning of period .....       $1.00         $1.00          $1.00         $1.00       $1.00           $1.00
Income from investment operations:
  Net investment income (loss) ...........        0.03          0.06           0.05          0.05        0.05            0.05
  Net realized and unrealized gains
   on investments ........................          --            --             --            --          --              --
------------------------------------------------------------------------------------------------------------------------------------

Total income from investment operations ..        0.03          0.06           0.05          0.05        0.05            0.05
------------------------------------------------------------------------------------------------------------------------------------

Less distributions from:
  Net investment income ..................        0.03          0.06           0.05          0.05        0.05            0.05
  Net realized gains .....................          --            --             --            --          --              --
------------------------------------------------------------------------------------------------------------------------------------

Total distributions ......................        0.03          0.06           0.05          0.05        0.05            0.05
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, end of period ...........       $1.00         $1.00          $1.00         $1.00       $1.00           $1.00
------------------------------------------------------------------------------------------------------------------------------------

TOTAL RETURN (a) .........................       5.89%         5.81%          4.68%         5.23%       5.14%           5.18%
RATIOS/SUPPLEMENTAL DATA:
  Net assets, end of period
   (in thousands) ........................    $278,070      $268,886       $196,155      $153,665    $114,030         $85,842
  Ratios to average net assets:
   Net investment income (loss)* .........       5.81%         5.69%          4.58%         5.11%       5.04%           5.06%
   Net expenses* .........................       0.47%         0.50%          0.49%         0.50%       0.47%           0.45%
   Gross expenses* .......................       0.48%         0.50%          0.50%         0.52%       0.56%           0.66%
------------------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------

                                                   Notes to Financial Highlights

(a) Total returns are historical and assume changes in share price, reinvestment of dividends and capital gains distributions, and assume no sales charge. Had the adviser not absorbed a portion of expenses, total returns would have been lower. Periods less than one year are not annualized.

(b) Per share data is based on average shares outstanding during the period.

(c) Effective as of the close of business September 17, 1999, Class C shares of GE Funds were combined with Class A shares. The fiscal year ended September 30, 1999 and prior years' per share information, total return, and ratios/supplemental data reflect the relevant information of the predecessor Class C shares for all Funds except for the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund where the relevant information for Class A shares was retained. Also see Note 10 of Notes to Financial Statements.

(d) Effective as of the close of business September 17, 1999, Class D shares are renamed Class Y shares.

(e) For the period November 1, 1996 (inception) through September 30, 1997.

(f) For the period April 28, 2000 (inception) through September 30, 2000.

(g) Less than $0.01 per share.

(h) For the period January 5, 1998 (inception) through September 30, 1998.

(i) For the period December 31, 1998 (inception) through September 30, 1999.

(j) As a result of the timing of purchases and sales of Fund shares, per share amounts do not accord with aggregate amounts appearing in the Statements of Operations.

*   Annualized for periods less than one year.

**  Less than 0.01%.



--------------
See Notes to Financial Statements.


                                                              GE              GE                  GE                     GE
 Statements of Assets                                       U.S.           Value             Mid-Cap                Mid-Cap
 and Liabilities                                          Equity          Equity              Growth           Value Equity
 March 31, 2001 (unaudited)                                 Fund            Fund                Fund                   Fund

ASSETS
   Investments in securities,
      at market (cost $649,072,563;
      $79,830,258; $32,403,832;
      $11,923,816; $47,901,100;
      $29,683,865; $61,142,833;
      $79,874,516; $15,104,728;
      $25,119,040; and
      $202,553,891, respectively) ................  $677,557,948       $86,772,803       $33,394,143            $13,025,532
   Short-term investments
      (at amortized cost) ........................    11,460,902         1,303,854         3,926,128              1,666,663
   Foreign currency
      (cost $0; $0; $0; $0; $0; $0;
      $79,083; $188,647;
      $58,912; $282,236;
      and $0, respectively) ......................            --                --                --                     --
   Receivable for investments
      sold .......................................     4,286,131           924,409                --                     --
   Income receivables ............................       603,259            84,672            44,632                 19,168
   Receivable for fund shares
      sold .......................................       844,793           187,518            52,852                 31,621
   Variation margin
      receivable .................................        19,250             3,850             1,000                  1,000
   Deferred organizational
      costs ......................................            --                --                --                     --

----------------------------------------------------------------------------------------------------------------------------
      Total assets ...............................   694,772,283        89,277,106        37,418,755             14,743,984
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distributions payable to
      shareholders ...............................        37,618                --             3,911                     --
   Payable upon return of
      securities loaned ..........................            --                --                --                     --
   Payable for investments
      purchased ..................................     3,138,233           353,076           235,531                105,645
   Payable for fund shares
      redeemed ...................................       540,355            18,747            31,157                     --
   Payable to GEAM ...............................       344,075            56,592            34,874                 12,993

----------------------------------------------------------------------------------------------------------------------------
      Total liabilities ..........................     4,060,281           428,415           305,473                118,638

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................  $690,712,002       $88,848,691       $37,113,282            $14,625,346
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
   Capital paid in ...............................   631,684,821        78,933,585        35,623,993             13,654,431
   Undistributed (distributions
      in excess of) net
      investment income ..........................     1,727,002           158,286           217,283                 71,387
   Accumulated net realized
      gain (loss) ................................    28,867,467         2,822,106           282,895               (194,138)
   Net unrealized appreciation / (depreciation) on:
      Investments ................................    28,485,385         6,942,545           990,311              1,101,716 )
      Futures ....................................       (51,700)           (7,700)           (1,200)                (8,050))
      Foreign currency related
         transactions ............................          (973)             (131)               --                     --

----------------------------------------------------------------------------------------------------------------------------
NET ASSETS .......................................  $690,712,002       $88,848,691       $37,113,282            $14,625,346
----------------------------------------------------------------------------------------------------------------------------

Class A:
Net assets .......................................   312,021,532        45,812,371        23,613,067              2,040,090
Shares outstanding
($.001 par value) ................................    11,262,421         4,141,725         2,378,521                187,897
Net asset value per share ........................         27.70             11.06              9.93                  10.86
Maximum offering price
per share ........................................         29.39             11.73             10.54                  11.52
Class B:
Net assets .......................................    40,503,737        36,632,065        13,207,364                405,132
Shares outstanding
($.001 par value) ................................     1,519,119         3,428,717         1,446,347                 37,795
Net asset value per share* .......................         26.66             10.68              9.13                  10.72
Class C (level load):
Net assets .......................................     4,927,028           877,220           260,319                842,601
Shares outstanding
($.001 par value) ................................       186,199            82,056            28,515                 79,045
Net asset value per share* .......................         26.46             10.69              9.13                  10.66
Class Y:
Net assets .......................................   333,259,705         5,527,035            32,532             11,337,523
Shares outstanding
($.001 par value) ................................    12,073,856           473,051             3,060              1,043,011
Net asset value per share ........................         27.60             11.68             10.63                  10.87


 * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
** GE S&P 500 Index Fund and GE Money Market Fund are no load funds offering only one class of shares to all investors.


            GE               GE                GE                   GE                  GE                  GE                   GE
     Small-Cap          S&P 500            Global        International              Europe            Emerging              Premier
  Value Equity            Index            Equity               Equity              Equity             Markets               Growth
          Fund           Fund**              Fund                 Fund                Fund                Fund          Equity Fund









   $51,258,075      $23,813,834       $56,576,357          $69,999,278         $13,599,630         $18,507,879         $188,604,164

     1,659,571        1,138,202         5,176,380            3,805,141             644,663           1,453,909           10,622,597




            --               --            78,409              187,173              58,342             280,028                   --

       384,234           36,559           150,801               67,115              25,730              33,512                   --
        55,598           27,107           199,288              334,845              49,906              71,125              128,768

        44,757            2,498         5,073,524            7,277,749               1,390              23,215              186,764

            --            7,700                --                   --                  --                  --               11,355

            --               --                --                   --                  --                  --                1,794

------------------------------------------------------------------------------------------------------------------------------------
    53,402,235       25,025,900        67,254,759           81,671,301          14,379,661          20,369,668          199,555,442
------------------------------------------------------------------------------------------------------------------------------------



            --               --                --                   --                  --                  --               22,384

            --               --                --                   --                  --                  --                   --

        18,313           30,082           196,699              481,351             143,779             467,442              922,457

            --            1,341         3,825,858              587,760                  --               6,627               58,126
        13,493            2,758            72,718               55,159              17,056              11,387              167,121

------------------------------------------------------------------------------------------------------------------------------------
        31,806           34,181         4,095,275            1,124,270             160,835             485,456            1,170,088

------------------------------------------------------------------------------------------------------------------------------------
   $53,370,429      $24,991,719       $63,159,484          $80,547,031         $14,218,826         $19,884,212         $198,385,354
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

    47,586,926       31,077,123        68,644,166           92,417,102          15,878,492          27,778,226          204,846,058


       265,987           76,157            36,713              127,364             (22,903)             65,907              105,006

     2,160,541         (192,580)         (950,623)          (2,115,002)           (130,345)         (1,344,618)           7,387,392

     3,356,975       (5,870,031)       (4,566,476)          (9,875,238)         (1,505,098)         (6,611,161)         (13,949,727)
            --          (98,950)               --                   --                  --                  --               (3,375)

            --               --            (4,296)              (7,195)             (1,320)             (4,142)                  --

------------------------------------------------------------------------------------------------------------------------------------
   $53,370,429      $24,991,719       $63,159,484          $80,547,031         $14,218,826         $19,884,212         $198,385,354
------------------------------------------------------------------------------------------------------------------------------------


    30,509,863       24,991,719        45,450,008           36,993,921           2,605,106           6,347,148          119,415,400

     2,296,410        3,122,561         2,365,868            2,577,776             277,029             684,632            4,588,232
         13.29             8.00             19.21                14.35                9.40                9.27                26.03

         14.10               --             20.38                15.23                9.97                9.84                27.62

    12,654,154               --         1,744,932            1,445,735             307,312             523,733           37,777,633

       970,280               --            96,643              106,560              33,110              57,551            1,498,763
         13.04               --             18.06                13.57                9.28                9.10                25.21

       220,989               --           215,428              269,657             103,713             102,556            3,359,598

        16,944               --            11,944               19,868              11,258              11,299              133,296
         13.04               --             18.04                13.57                9.21                9.08                25.20

     9,985,423               --        15,749,116           41,837,718          11,202,695          12,910,775           37,832,723

       747,007               --           816,958            2,881,881           1,185,766           1,383,877            1,442,084
         13.37               --             19.28                14.52                9.45                9.33                26.23



-------------
See Notes to Financial Statements.



                                                              GE                GE                GE                     GE
Statements of Assets                                     Premier           Premier           Premier                  Fixed
and Liabilities                                         Research       International           Value                 Income
March 31, 2001 (unaudited)                           Equity Fund        Equity Fund      Equity Fund                   Fund



ASSETS
   Investments in securities, at market***
      (cost $12,511,213; $10,860, 179;
      $14,340,912; $189,133,144; $244,361,199;
      $25,861,950; $27,785,552; $34,613,215;
      $192,381,285; and $0, respectively) .....      $11,332,011        $8,743,521       $15,592,512           $191,966,399
   Short-term investments (at amortized cost) .          232,961           126,590             1,000             24,291,336
   Cash .......................................               --                --                --                 24,866
   Foreign currency
      (cost $0; $1,228; $0; $0; $0; $0; $0;
      $0; $71,833 and $0, respectively) .......               --             1,213                --                     --
   Receivable for investments sold ............          254,813                --           900,587              5,138,654
   Income receivables .........................           12,772            31,361            31,776              2,064,125
   Receivable for fund shares sold ............           10,910               475            44,035                502,835
   Receivable from adviser ....................               --                --                --                     --
   Unrealized appreciation on forward foreign
      currency contracts ......................               --                --                --                     --

------------------------------------------------------------------------------------------------------------------------------------
      Total assets ............................       11,843,467         8,903,160        16,569,910            223,988,215
------------------------------------------------------------------------------------------------------------------------------------

LIABILITIES
   Distributions payable to shareholders ......               --                --                                  137,199
   Payable upon return of securities loaned ...               --                --                --             18,061,294
   Payable for investments purchased ..........          210,785                --           841,863             23,334,893
   Payable for fund shares redeemed ...........               --                --                --                143,259
   Payable to GEAM ............................            6,148             3,844             6,726                236,053
   Payable for total return swaps .............               --                --                --                 12,249
   Payable to custodian .......................               --                --            50,184                     --

------------------------------------------------------------------------------------------------------------------------------------
      Total liabilities .......................          216,933             3,844           898,773             41,924,947

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ....................................      $11,626,534        $8,899,316       $15,671,137           $182,063,268
====================================================================================================================================
NET ASSETS CONSIST OF:
   Capital paid in ............................       13,673,215        12,494,251        14,417,479            182,020,514
   Undistributed (distributions in excess of)
     net investment income ....................           12,306            (3,071)           43,564                235,456
   Accumulated net realized gain (loss) .......         (879,785)       (1,474,642)          (41,504)            (3,025,957)
   Net unrealized appreciation / (depreciation)
      on: Investments .........................       (1,179,202)       (2,116,658)        1,251,600              2,833,255
      Foreign currency related transactions ...               --              (564)               (2)                    --

------------------------------------------------------------------------------------------------------------------------------------
NET ASSETS ....................................      $11,626,534        $8,899,316       $15,671,137           $182,063,268
====================================================================================================================================

Class A:
Net assets ....................................       11,074,212         8,602,669        14,982,886            109,334,135
Shares outstanding ($.001 par value) ..........        1,302,377         1,217,220         1,352,909              8,985,849
Net asset value per share .....................             8.50              7.07             11.07                  12.17
Maximum offering price per share ..............             9.02              7.50             11.75                  12.71
Class B:
Net assets ....................................          351,705           150,879           450,032              2,029,704
Shares outstanding ($.001 par value) ..........           41,613            21,400            40,826                166,744
Net asset value per share* ....................             8.45              7.05             11.02                  12.17
Class C (level load):
Net assets ....................................          114,240            74,068           125,268                220,223
Shares outstanding ($.001 par value) ..........           13,520            10,501            11,343                 18,092
Net asset value per share*                                  8.45              7.05             11.04                  12.17
Class Y:
Net assets ....................................           86,377            71,700           112,951             70,479,206
Shares outstanding ($.001 par value) ..........           10,149            10,137            10,188              5,795,146
Net asset value per share .....................             8.51              7.07             11.09                  12.16



  * Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge.
 ** GE S&P 500 Index Fund and GE Money Market Fund are no load funds offering only one class of shares to all investors.
*** Includes $17,571,412, $29,312,887 and $781,426 of securities on loan in the GE Fixed Income Fund, GE Government
    Securities Fund and GE Short-Term Government Fund, respectively.

-------------
See Notes to Financial Statements.


           GE                 GE                                                         GE                   GE
   Government         Short-Term                GE                   GE           Strategic                Money
   Securities         Government        Tax-Exempt           High Yield          Investment               Market
         Fund               Fund              Fund                 Fund                Fund               Fund**








 $252,448,985        $26,376,017       $28,713,168          $28,206,335        $207,322,670         $         --
   33,307,832          2,373,831            55,203            1,245,932           4,601,905          284,312,074
           --                 --                --                   --               6,004                   --


           --                 --                --                   --             192,438                   --
   39,146,402                  2                --               73,746           6,125,625                   --
    3,253,117            337,839           543,026              762,356           1,012,519              495,566
      784,087          1,142,618             1,190                5,501              94,192                   --
           --                 --             41,510                  --                  --                   --

           --                 --                --               58,489                  --                   --

-------------------------------------------------------------------------------------------------------------------
  328,940,423         30,230,307        29,354,097           30,352,359         219,355,353          284,807,640
-------------------------------------------------------------------------------------------------------------------


      239,310             23,647            20,994               50,754                  --              217,903
   30,412,669            805,921                --                   --                  --                   --
   54,682,815          1,209,525                --              234,299           8,384,199                   --
    3,638,406            189,589             4,159               27,329              36,176            6,400,445
    1,000,681             11,294                --               20,758             112,069              119,489
           --                 --                --                   --               6,693                   --
      738,661            127,441                --                  151                  --                   --

-------------------------------------------------------------------------------------------------------------------
   90,712,542          2,367,417            25,153              333,291           8,539,137            6,737,837

-------------------------------------------------------------------------------------------------------------------
 $238,227,881        $27,862,890       $29,328,944          $30,019,068        $210,816,216         $278,069,803
===================================================================================================================

  430,084,245         26,692,705        29,237,884           37,035,119         189,483,138          278,019,323

     (600,162)            23,546            76,817              (20,205)          1,348,258               59,442
 (199,343,988)           632,572          (913,373)            (646,243)          5,045,290               (8,962)

    8,087,786            514,067           927,616           (6,406,880)         14,941,385                   --
           --                 --                --               57,277              (1,855)                  --

-------------------------------------------------------------------------------------------------------------------
 $238,227,881        $27,862,890       $29,328,944          $30,019,068        $210,816,216         $278,069,803
===================================================================================================================


  140,386,282         24,959,828        24,179,834            6,570,693         115,053,147          278,069,803
   16,809,958          2,095,676         2,082,137              833,551           4,909,783          278,080,741
         8.35              11.91             11.61                 7.88               23.43                 1.00
         8.72              12.22             12.13                 8.23               24.86                   --

   97,793,199            298,775         5,011,025            1,166,642          21,059,351                   --
   11,608,431             25,119           431,598              147,985             923,142                   --
         8.42              11.89             11.61                 7.88               22.81                   --

       48,400            151,236           111,319              703,856           2,848,064                   --
        5,728             12,714             9,593               89,255             126,260                   --
         8.45              11.90             11.60                 7.89               22.56                   --

           --          2,453,051            26,766           21,577,877          71,855,654                   --
           --            206,665             2,217            2,737,103           3,062,991                   --
           --              11.87             12.07                 7.88               23.46                   --


                                                                       GE                GE                GE                GE
Statements of Operations                                             U.S.             Value           Mid-Cap           Mid-Cap
For the six months ended                                           Equity            Equity            Growth      Value Equity
March 31, 2001 (unaudited)                                           Fund              Fund              Fund              Fund


INVESTMENT INCOME
   Income:
      Dividends .........................................   $   4,324,214      $    602,245      $    107,368         $  66,253
      Interest ..........................................         771,428           117,199           173,831            47,831
      Less: Foreign taxes withheld ......................         (10,555)           (2,254)               --                --

------------------------------------------------------------------------------------------------------------------------------------
   Total income .........................................       5,085,087           717,190           281,199           114,084
------------------------------------------------------------------------------------------------------------------------------------

   Expenses:
      Advisory and administration fees ..................       1,535,106           256,444           120,286            57,038
      Distribution Fees (Notes 4 & 10)
         Class A ........................................         445,738            57,315            30,843             2,363
         Class B ........................................         221,283           209,908            76,043             1,661
         Class C ........................................          24,966             4,340             1,125             3,680
      Blue Sky fees .....................................          55,895            17,988            14,953             8,388
      Transfer agent fees ...............................         337,897            63,910            42,926             3,833
      Trustees' fees ....................................          10,609             1,249               524               169
      Custody and accounting expenses ...................         147,155            17,348             7,318             2,384
      Professional fees .................................         102,445            12,068             5,080             1,643
      Registration expenses .............................          20,204             2,386             1,012               335
      Amortization of deferred
         organization expense ...........................              --                --                --                --
      Other expenses ....................................          65,440             7,730             3,276             1,085

------------------------------------------------------------------------------------------------------------------------------------
   Total expenses before waiver .........................       2,966,738           650,686           303,386            82,579
      Less: Expenses waived or borne
         by the adviser .................................          (8,147)           (2,408)          (15,334)             (659)

------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ......................................       2,958,591           648,278           288,052            81,920
------------------------------------------------------------------------------------------------------------------------------------

   Net investment income (loss) .........................       2,126,496            68,912            (6,853)           32,164
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON INVESTMENTS

      Realized gain (loss) on:
         Investments ....................................      41,202,525         3,469,579         1,145,307          (176,618)
         Futures ........................................      (2,374,516)         (340,925)          (59,040)          (17,520)
         Written options ................................              --                --                --                --
         Foreign currency related
            transactions ................................            (119)             (115)               --                --

      Increase (decrease) in unrealized appreciation/
       (depreciation) on:
         Investments ....................................    (109,567,624)      (10,786,581)       (5,943,457)          580,383
         Futures ........................................         583,882            13,475           (11,950)           (8,050)
         Written options ................................              --                --                --                --
         Foreign currency related
            transactions ................................              26                16                --                --

------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain (loss)
         on investments .................................     (70,155,826)       (7,644,551)       (4,869,140)          378,195
------------------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) in net assets
      resulting from operations .........................    $(68,029,330)      $(7,575,639)      $(4,875,993)         $410,359
------------------------------------------------------------------------------------------------------------------------------------



-------------
See Notes to Financial Statements.


            GE               GE                 GE                 GE               GE                GE                 GE
     Small-Cap          S&P 500             Global      International           Europe          Emerging            Premier
  Value Equity            Index             Equity             Equity           Equity           Markets             Growth
          Fund           Fund**               Fund               Fund             Fund              Fund        Equity Fund




     $ 345,418      $   153,209     $      410,757     $      427,748    $      65,987     $     164,812     $      514,032
        98,622           41,444            109,996            163,656           21,545            49,457            320,986
            --             (196)           (37,828)           (66,921)         (13,915)          (16,309)            (1,832)

-------------------------------------------------------------------------------------------------------------------------------
       444,040          194,457            482,925            524,483           73,617           197,960            833,186
-------------------------------------------------------------------------------------------------------------------------------


       183,608           40,922            288,651            306,217           84,169           141,353            631,447

        37,110               --             60,236             45,147            3,809             9,406            160,429
        59,612               --             10,583              8,322            1,723             3,008            205,687
           853               --              1,092              1,379              973               728             16,280
        10,249           18,245             16,500             16,539            8,502             8,886             22,625
        16,798           36,643             81,875             67,748            9,069             5,438             92,980
           406              669                976                878              172               240              1,758
         6,335           11,801             13,795             12,543            2,498             3,525             27,007
         4,184            6,865              9,521              8,614            1,702             2,388             17,957
           990            1,199              1,938              1,786              363               519              4,159

            --               --                 --                 --               --                --              1,407
         3,190            3,435              6,273              5,776            1,172             1,679             13,407

-------------------------------------------------------------------------------------------------------------------------------
       323,335          119,779            491,440            474,949          114,152           177,170          1,195,143
-------------------------------------------------------------------------------------------------------------------------------
        (3,829)         (65,389)            (2,992)                --           (4,340)             (971)           (12,945)

-------------------------------------------------------------------------------------------------------------------------------
       319,506           54,390            488,448            474,949          109,812           176,199          1,182,198
-------------------------------------------------------------------------------------------------------------------------------

       124,534          140,067             (5,523)            49,534          (36,195)           21,761           (349,012)
-------------------------------------------------------------------------------------------------------------------------------






     2,421,682           59,130            (73,238)        (1,149,011)         (88,749)       (1,291,319)         9,622,698
            --         (288,760)                --                 --               --                --           (773,753)
        16,202               --                 --                 --               --            23,238                 --

            --               --            (26,859)           (77,681)          14,078           (42,946)                --



    (1,915,983)      (5,532,891)       (11,022,970)       (12,333,107)      (2,140,674)       (6,251,270)       (36,648,929)
            --          (29,000)                --                 --               --                --              1,275
        (2,252)              --                 --                 --               --                --                 --

            --               --             (3,054)            (7,814)          (2,079)           (3,076)                --

-------------------------------------------------------------------------------------------------------------------------------

       519,649       (5,791,521)       (11,126,121)       (13,567,613)      (2,217,424)       (7,565,373)       (27,798,709)
-------------------------------------------------------------------------------------------------------------------------------


      $644,183      $(5,651,454)      $(11,131,644)      $(13,518,079)     $(2,253,619)      $(7,543,612)      $(28,147,721)
-------------------------------------------------------------------------------------------------------------------------------


                                                                                     GE                   GE               GE
Statements of Operations                                                        Premier              Premier          Premier
For the six months ended                                                       Research        International            Value
March 31, 2001 (unaudited)                                                  Equity Fund          Equity Fund      Equity Fund

INVESTMENT INCOME
   Income:
      Dividends ..................................................         $     65,346        $      49,998        $ 150,002
      Interest* ..................................................                9,668                5,395            9,951
      Less: Foreign taxes withheld ...............................                  (31)              (7,330)            (420)

------------------------------------------------------------------------------------------------------------------------------------
   Total income ..................................................               74,983               48,063          159,533
------------------------------------------------------------------------------------------------------------------------------------

   Expenses:
      Advisory and administration fees ...........................               44,181               39,865           44,867
      Distribution fees (Notes 4 & 10)
         Class A .................................................               15,077               12,024           17,997
         Class B .................................................                1,736                  915            1,688
         Class C .................................................                  608                  414              615
      Blue Sky fees ..............................................               17,507               17,383           17,603
      Transfer agent fees ........................................               38,990               38,643           38,824
      Trustees' fees .............................................                  271                  265              275
      Custody and accounting expenses ............................                4,815                4,670            4,927
      Professional fees ..........................................                2,797                2,719            2,859
      Registration expenses ......................................                  501                   --              525
      Other expenses .............................................                1,439                1,808            1,519

------------------------------------------------------------------------------------------------------------------------------------
   Total expenses before waiver ..................................              127,922              118,706          131,699
      Less: Expenses waived or borne by the adviser ..............              (55,333)             (58,061)         (53,171)

------------------------------------------------------------------------------------------------------------------------------------
      Net expenses ...............................................               72,589               60,645           78,528
------------------------------------------------------------------------------------------------------------------------------------

   Net investment income (loss) ..................................                2,394              (12,582)          81,005
------------------------------------------------------------------------------------------------------------------------------------


NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS

      Realized gain (loss) on:
         Investments .............................................             (854,834)            (888,831)         117,873
         Futures .................................................                   --                   --          (29,840)
         Foreign currency related transactions ...................                   --                5,389               --
         Swaps ...................................................                   --                   --               --

      Increase (decrease) in unrealized appreciation/
       (depreciation) on:
         Investments .............................................             (878,063)          (1,028,458)          41,256
         Foreign currency related transactions ...................                   --                 (240)              (2)

------------------------------------------------------------------------------------------------------------------------------------
      Net realized and unrealized gain
         (loss) on investments ...................................           (1,732,897)          (1,912,140)         129,287
------------------------------------------------------------------------------------------------------------------------------------

   Net increase (decrease) in net assets resulting
      from operations ............................................          $(1,730,503)         $(1,924,722)        $210,292
------------------------------------------------------------------------------------------------------------------------------------

  * Income attributable to security lending activity, net of rebate expenses, for the GE Fixed Income Fund,
    GE Government Securities Fund and GE Short-Term Government Fund was $107,535, $186,962, and $29,117, respectively.


-------------
See Notes to Financial Statements.



          GE                 GE                  GE                                                     GE                 GE
       Fixed         Government          Short-Term                GE                 GE         Strategic              Money
      Income         Securities          Government        Tax-Exempt         High Yield        Investment             Market
        Fund               Fund                Fund              Fund               Fund              Fund               Fund



      27,240    $            --       $          --      $         --      $      26,958    $      611,545     $           --
   5,809,639          8,110,685           1,967,945           755,846          1,663,548         2,981,400          8,762,493
          --                 --                  --                --                 --           (28,124)                --

------------------------------------------------------------------------------------------------------------------------------------
   5,836,879          8,110,685           1,967,945           755,846          1,690,506         3,564,821          8,762,493
------------------------------------------------------------------------------------------------------------------------------------


     301,008            477,819              88,173            48,079             92,205           387,481            348,968

     129,857            152,695              27,720            27,612              8,396           155,176                 --
      10,009            582,519               1,359            26,234              5,623           108,508                 --
       1,247                127                 744               541              4,028            13,853                 --
      19,891             25,706              16,170            14,203              9,194            24,112             26,452
      87,308            245,815              14,456            14,847              4,624           141,917            186,335
       2,021              4,438                 506               428                345             2,835              3,065
      28,658             58,617               8,096             5,770              4,938            39,785             44,225
      19,745             41,750               5,292             4,072              3,388            27,547             30,241
          --              7,540               1,296               763                705             5,542                 --
      17,127             25,349               4,170             2,475              2,278            17,941             26,937

------------------------------------------------------------------------------------------------------------------------------------
     616,871          1,622,375             167,982           145,024            135,724           924,697            666,223
      (3,111)          (169,468)            (14,062)          (10,228)              (388)               --            (10,114)

------------------------------------------------------------------------------------------------------------------------------------
     613,760          1,452,907             153,920           134,796            135,336           924,697            656,109

------------------------------------------------------------------------------------------------------------------------------------
   5,223,119          6,657,778           1,814,025           621,050          1,555,170         2,640,124          8,106,384
------------------------------------------------------------------------------------------------------------------------------------






   3,087,498          2,976,184             948,567            (9,189)           (85,571)        6,011,104               (120)
          --                 --                  --                --                 --          (128,365)                --
          --                 --                  --                --             42,754           (36,309)                --
     244,278                 --                  --                --                 --           135,787                 --



   3,397,788          6,459,112             215,544         1,055,900         (2,783,528)      (17,926,168)                --
           1                 --                  --                --              6,217             1,549                 --

------------------------------------------------------------------------------------------------------------------------------------

   6,729,565          9,435,296           1,164,111         1,046,711         (2,820,128)      (11,942,402)              (120)
------------------------------------------------------------------------------------------------------------------------------------
 $11,952,684        $16,093,074          $2,978,136        $1,667,761        $(1,264,958)    $  (9,302,278)        $8,106,264
------------------------------------------------------------------------------------------------------------------------------------





                                                            GE                           GE                          GE
                                                          U.S.                        VALUE                     MID-CAP
                                                        EQUITY                       EQUITY                      GROWTH
                                                          FUND                         FUND                        FUND

------------------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS     YEAR ENDED     SIX MONTHS   YEAR ENDED     SIX MONTHS     YEAR ENDED
                                             ENDED MARCH 31,   SEPTEMBER   ENDED MARCH 31, SEPTEMBER   ENDED MARCH 31,   SEPTEMBER
                                            2001 (UNAUDITED)   30, 2000   2001 (UNAUDITED) 30, 2000   2001 (UNAUDITED)   30, 2000
------------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ..........   $2,126,496     $4,245,014      $68,912      $(21,759)      $(6,853)      $(97,436)
     Net realized gain (loss) on
       investments, futures,
       written options,
       foreign currency
       transactions and swaps ..............   38,827,890     58,800,231    3,128,539     6,810,749     1,086,267      5,591,510
     Net increase (decrease) in
     unrealized appreciation/
       (depreciation) on investments,
       futures, written options,
       and foreign currency translations ... (108,983,716)    25,886,282  (10,773,090)    2,199,188    (5,955,407)     5,583,561

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
     from operations .......................  (68,029,330)    88,931,527   (7,575,639)    8,988,178    (4,875,993)    11,077,635
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .............................   (1,443,223)    (1,380,844)          --            --            --             --
       Class B .............................           --             --           --            --            --             --
       Class C (level load) ................           --         (9,291)          --            --            --             --
       Class Y .............................   (2,289,407)    (2,602,693)          --            --            --             --
     Net realized gains
       Class A .............................  (23,083,433)   (36,780,485)  (2,823,592)   (2,129,544)   (2,632,802)            --
       Class B .............................   (2,840,570)    (4,638,890)  (2,736,439)   (3,277,572)   (1,792,588)            --
       Class C (level load) ................     (312,297)      (162,704)     (53,377)      (18,991)      (26,113)            --
       Class Y .............................  (22,080,759)   (41,627,300)    (244,481)     (130,787)       (2,305)            --

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .....................  (52,049,689)   (87,202,207)  (5,857,889)   (5,556,894)   (4,453,808)            --
------------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
   operations and distributions ............ (120,079,019)     1,729,320  (13,433,528)    3,431,284    (9,329,801)    11,077,635
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .............................   36,970,469    115,674,931   10,666,430    35,101,545     5,558,434     47,731,977
       Class B .............................    2,343,686     12,874,150    1,569,256     6,110,000       434,374        976,894
       Class C (level load) ................      989,935      5,072,015      190,205       867,785       102,148         90,395
       Class Y .............................   23,551,002     84,261,884    2,259,302     3,609,415        27,895         35,977
     Value of distributions reinvested
       Class A .............................   24,080,071     37,394,137    2,718,788     2,077,451     2,605,658             29
       Class B .............................    2,670,417      4,410,373    2,672,253     3,190,950     1,748,402             38
       Class C (level load) ................      312,302        171,977       53,729        18,989        26,430             --
       Class Y .............................   24,250,796     43,848,215      244,478       130,786         2,305             --
     Cost of shares redeemed
       Class A .............................  (78,358,709)   (81,078,197)  (4,347,396)  (24,708,494)   (2,873,017)   (45,213,360)
       Class B .............................   (4,119,091)    (7,398,342)  (7,226,505)  (16,977,546)   (2,232,396)    (7,491,278)
       Class C (level load) ................     (373,739)      (488,861)     (85,342)     (122,795)       (1,161)           (33)
       Class Y .............................  (35,938,040)  (109,591,822)      (8,298)   (2,491,529)       (5,743)    (1,028,064)

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
        from share transactions ............   (3,620,901)   105,150,460    8,706,900     6,806,557     5,393,329     (4,897,425)
------------------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE)
     IN NET ASSETS ......................... (123,699,920)   106,879,780   (4,726,628)   10,237,841    (3,936,472)     6,180,210
NET ASSETS
     Beginning of period ...................  814,411,922    707,532,142   93,575,319    83,337,478    41,049,754     34,869,544

------------------------------------------------------------------------------------------------------------------------------------
     End of period ......................... $690,712,002   $814,411,922  $88,848,691   $93,575,319   $37,113,282    $41,049,754
====================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME,
      END OF PERIOD ........................   $1,727,002     $3,333,136     $158,286       $89,374      $217,283       $224,136

 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.









                                                         GE                            GE                         GE
                                                    MID-CAP                      SMALL-CAP                   S&P 500
                                               VALUE EQUITY                   VALUE EQUITY                     INDEX
                                                       FUND                           FUND                      FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                             SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED    SIX MONTHS     PERIOD ENDED
                                           ENDED MARCH 31,   SEPTEMBER   ENDED MARCH 31,  SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                          2001 (UNAUDITED)   30, 2000   2001 (UNAUDITED)   30, 2000   2001 (UNAUDITED)   30, 2000+
-----------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) ..........  $32,164        $93,197       $124,534       $(53,353)      $140,067         $124,587
     Net realized gain (loss) on
       investments, futures,
       written options,
       foreign currency
       transactions and swaps .............. (194,138)       199,528      2,437,884      2,504,914       (229,630)          37,050
     Net increase (decrease) in
     unrealized appreciation/
       (depreciation) on investments,
       futures, written options,
       and foreign currency translations ...  572,333        723,095     (1,918,235)     4,645,669     (5,561,891)        (407,090)

-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
     from operations .......................  410,359      1,015,820        644,183      7,097,230     (5,651,454)        (245,453)
-----------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A .............................       --         (7,497)            --             --       (200,000)              --
       Class B .............................       --           (423)            --             --             --               --
       Class C (level load) ................       --         (2,044)            --             --             --               --
       Class Y .............................  (20,471)       (87,910)            --             --             --               --
     Net realized gains
       Class A .............................  (10,083)            --     (1,017,331)    (2,055,057)            --               --
       Class B .............................   (1,767)            --       (413,166)    (1,179,620)            --               --
       Class C (level load) ................   (3,884)            --         (5,735)       (10,923)            --               --
       Class Y .............................  (61,721)            --       (376,934)       (47,787)            --               --

-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS .....................  (97,926)       (97,874)    (1,813,166)    (3,293,387)      (200,000)              --
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets from
   operations and distributions ............  312,433        917,946     (1,168,983)     3,803,843     (5,851,454)        (245,453)
-----------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A .............................  370,903      1,750,674      3,334,538     32,881,546      2,546,271      103,871,059
       Class B .............................  102,351        232,126      1,258,026     15,810,977             --               --
       Class C (level load) ................  269,123        643,035         61,035        160,452             --               --
       Class Y                                     --             30      1,091,391     11,933,541             --               --
     Value of distributions reinvested
       Class A .............................   10,016          7,675      1,011,725      2,040,255        195,959               --
       Class B .............................    1,766            423        410,019      1,167,330             --               --
       Class C (level load) ................    3,883          2,044          5,733         10,919             --               --
       Class Y .............................   82,186         87,910        376,932         47,779             --               --
     Cost of shares redeemed
       Class A ............................. (284,892)      (647,495)    (2,435,870)   (22,708,887)      (432,827)     (75,091,836)
       Class B .............................      (11)      (130,011)      (530,149)   (14,762,605)            --               --
       Class C (level load) ................  (32,245)      (132,287)          (868)       (97,083)            --               --
       Class Y .............................       --            (42)    (2,216,405)    (1,544,007)            --               --

-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
        from share transactions ............  523,080      1,814,082      2,366,107     24,940,217      2,309,403       28,779,223
-----------------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE)
     IN NET ASSETS .........................  835,513      2,732,028      1,197,124     28,744,060     (3,542,051)      28,533,770
NET ASSETS
     Beginning of period ................. 13,789,833     11,057,805     52,173,305     23,429,245     28,533,770               --

-----------------------------------------------------------------------------------------------------------------------------------
     End of period ...................... $14,625,346    $13,789,833    $53,370,429    $52,173,305    $24,991,719      $28,533,770
===================================================================================================================================
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME,
      END OF PERIOD .......................   $71,387        $59,694       $265,987       $141,453        $76,157         $136,090

 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.













                                                               GE                           GE                         GE
                                                           GLOBAL                   INTERNATIONAL                  EUROPE
                                                           EQUITY                       EQUITY                     EQUITY
                                                             FUND                         FUND                       FUND

------------------------------------------------------------------------------------------------------------------------------------

                                                 SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED    SIX MONTHS   YEAR ENDED
                                               ENDED MARCH 31,   SEPTEMBER   ENDED MARCH 31,  SEPTEMBER   ENDED MARCH 31, SEPTEMBER
                                              2001 (UNAUDITED)   30, 2000   2001 (UNAUDITED)  30, 2000   2001 (UNAUDITED)  30, 2000
------------------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) .............     $(5,523)      $154,608        $49,534      $379,484      $(36,195)      $69,945
     Net realized gain (loss) on
       investments, futures,
       written options,
       foreign currency
       transactions and swaps .................    (100,097)    12,677,476     (1,226,692)    6,988,986       (74,671)    2,209,873
     Net increase (decrease) in
     unrealized appreciation/
       (depreciation) on investments,
       futures, written options,
       and foreign currency translations ...... (11,026,024)    (3,760,837)   (12,340,921)   (2,877,844)   (2,142,753)      680,289

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
     from operations .......................... (11,131,644)     9,071,247    (13,518,079)    4,490,626    (2,253,619)    2,960,107
------------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ................................          --             --             --            --            --        (5,880)
       Class B ................................          --             --             --            --            --          (250)
       Class C (level load) ...................          --             --             --            --            --          (459)
       Class Y ................................          --             --             --            --            --       (82,706)
     Net realized gains
       Class A ................................  (8,202,568)    (3,657,749)    (3,771,329)   (1,829,560)     (418,292)           --
       Class B ................................    (406,056)      (154,668)      (179,278)      (86,688)      (48,768)           --
       Class C (level load) ...................     (30,812)        (6,517)       (28,567)       (4,188)      (23,931)           --
       Class Y ................................  (4,823,066)    (2,112,455)    (3,685,789)   (1,190,119)   (1,727,651)           --

------------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ........................ (13,462,502)    (5,931,389)    (7,664,963)   (3,110,555)   (2,218,642)      (89,295)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions ............... (24,594,146)     3,139,858    (21,183,042)    1,380,071    (4,472,261)    2,870,812
------------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ................................  85,528,056     37,425,451    128,240,446    80,857,100     1,004,571     3,552,970
       Class B ................................     107,196      1,200,395         54,142       754,153        20,525       246,908
       Class C (level load) ...................     970,150        108,879         41,089       310,916        (3,606)      102,647
       Class Y ................................   2,993,595     11,812,925     17,156,549    28,101,237            --    65,998,294
     Value of distributions reinvested
       Class A ................................   7,803,870      3,466,570      3,665,264     1,812,538       411,485         5,872
       Class B ................................     397,227        154,548        178,413        74,242        48,764           250
       Class C (level load) ...................      30,754          6,515         28,564         4,186        23,928           459
       Class Y ................................   4,823,070      2,116,923      3,685,781     1,190,127     1,727,653        82,701
     Cost of shares redeemed
       Class A ................................ (82,408,586)   (32,318,003)  (125,958,645)  (77,169,950)     (957,410)   (1,322,744)
       Class B ................................    (407,714)      (474,782)      (125,947)     (512,952)      (13,777)      (67,234)
       Class C (level load) ...................    (934,750)            --           (258)      (89,467)      (53,033)           (9)
       Class Y ................................ (14,454,100)    (7,212,711)    (5,869,169)  (12,526,760)       (3,890)  (65,919,100)

------------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
        from share transactions ...............   4,448,768     16,286,710     21,096,229    22,805,370     2,205,210     2,681,014
------------------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE)
     IN NET ASSETS ............................ (20,145,378)    19,426,568        (86,813)   24,185,441    (2,267,051)    5,551,826
NET ASSETS
     Beginning of period ......................  83,304,862     63,878,294     80,633,844    56,448,403    16,485,877    10,934,051

------------------------------------------------------------------------------------------------------------------------------------
     End of period ............................ $63,159,484    $83,304,862    $80,547,031   $80,633,844   $14,218,826   $16,485,877
------------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME,
      END OF PERIOD ...........................     $36,713        $42,236       $127,364       $77,830      $(22,903)      $13,292

 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.






                                                                GE                                    GE
                                                          EMERGING                               PREMIER
                                                           MARKETS                                GROWTH
                                                              FUND                           EQUITY FUND

----------------------------------------------------------------------------------------------------------------------------

                                                 SIX MONTHS       YEAR ENDED        SIX MONTHS          YEAR ENDED
                                                ENDED MARCH 31,    SEPTEMBER      ENDED MARCH 31,        SEPTEMBER
                                               2001 (UNAUDITED)    30, 2000      2001 (UNAUDITED)        30, 2000
----------------------------------------------------------------------------------------------------------------------------


INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) .............     $21,761        $(87,962)       $(349,012)           $(589,450)
     Net realized gain (loss) on
       investments, futures,
       written options,
       foreign currency
       transactions and swaps .................  (1,311,027)      2,888,857        8,848,945           10,071,640
     Net increase (decrease) in
     unrealized appreciation/
       (depreciation) on investments,
       futures, written options,
       and foreign currency translations ......  (6,254,346)     (2,901,122)     (36,647,654)          10,834,568

----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
     from operations ..........................  (7,543,612)       (100,227)     (28,147,721)          20,316,758
----------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ................................          --              --               --                   --
       Class B ................................          --              --               --                   --
       Class C (level load) ...................          --              --               --                   --
       Class Y ................................          --              --               --                   --
     Net realized gains
       Class A ................................    (866,143)       (131,270)      (6,760,834)          (3,161,016)
       Class B ................................     (66,952)        (20,058)      (2,230,371)            (805,004)
       Class C (level load) ...................     (14,019)         (5,643)        (170,920)             (25,553)
       Class Y ................................  (1,726,075)     (1,099,471)      (1,977,311)            (860,280)

----------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ........................  (2,673,189)     (1,256,442)     (11,139,436)          (4,851,853)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
   operations and distributions ............... (10,216,801)     (1,356,669)     (39,287,157)          15,464,905
----------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ................................   3,524,866      11,879,825       20,256,552           78,416,887
       Class B ................................      78,777         530,265        4,410,719           27,339,909
       Class C (level load) ...................     910,148          68,487          956,027            3,265,531
       Class Y ................................     561,800     103,792,521       18,483,361           48,836,927
     Value of distributions reinvested
       Class A ................................     859,715         129,842        6,644,526            3,081,478
       Class B ................................      66,950          20,067        2,143,027              779,461
       Class C (level load) ...................      14,017           5,641          171,178               25,553
       Class Y ................................   1,726,069       1,099,469        1,977,317              860,280
     Cost of shares redeemed
       Class A ................................  (3,830,967)     (2,118,407)     (12,075,783)         (31,015,385)
       Class B ................................     (20,258)        (32,502)      (2,792,396)          (4,148,005)
       Class C (level load) ...................    (884,566)           (120)        (278,374)            (271,549)
       Class Y ................................    (238,300)   (101,531,462)      (8,497,263)         (39,948,372)

----------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
        from share transactions ...............   2,768,251      13,843,626       31,398,891           87,222,715
----------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE)
     IN NET ASSETS ............................  (7,448,550)     12,486,957       (7,888,266)         102,687,620
NET ASSETS
     Beginning of period ......................  27,332,762      14,845,805      206,273,620          103,586,000

----------------------------------------------------------------------------------------------------------------------------
     End of period ............................ $19,884,212     $27,332,762     $198,385,354         $206,273,620
----------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF)
      NET INVESTMENT INCOME,
      END OF PERIOD ...........................     $65,907         $44,146         $105,006             $454,018

 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE S&P 500 Index Fund is a no load fund offering only one class of shares to all investors.



138 & 139








                                                           GE                            GE                          GE
                                                         U.S.                         VALUE                     MID-CAP
                                                       EQUITY                        EQUITY                      GROWTH
                                                         FUND                          FUND                        FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                             SIX MONTHS      YEAR ENDED     SIX MONTHS     YEAR ENDED     SIX MONTHS     YEAR ENDED
                                           ENDED MARCH 31,    SEPTEMBER   ENDED MARCH 31,  SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                          2001 (UNAUDITED)    30, 2000   2001 (UNAUDITED)   30, 2000    2001 (UNAUDITED)   30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold ................................  1,218,241        3,592,861      887,978       2,736,575       507,580      3,876,694
Issued for distributions reinvested ........    794,709        1,198,516      226,944         168,215       241,265              3
Shares redeemed ............................ (2,616,688)      (2,516,038)    (365,981)     (1,943,212)     (275,656)    (3,663,935)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....   (603,738)       2,275,339      748,941         961,578       473,189        212,762
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Shares sold ................................     80,446          411,688      133,765         494,576        42,384         89,700
Issued for distributions reinvested ........     91,347          144,316      230,367         264,152       175,542              4
Shares redeemed ............................   (140,628)        (237,045)    (620,867)     (1,377,186)     (215,859)      (689,536)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....     31,165          318,959     (256,735)       (618,458)        2,067       (599,832)
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C (LEVEL LOAD):
Shares sold ................................     33,642          162,392       16,412          70,652        10,059          7,967
Issued for distributions reinvested ........     10,765            5,719        4,628           1,572         2,657             --
Shares redeemed ............................    (13,014)         (15,522)      (7,331)         (9,740)          (84)            (3)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....     31,393          152,589       13,709          62,484        12,632          7,964
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
Shares sold ................................    773,530        2,639,226      173,410         287,635         2,289          3,223
Issued for distributions reinvested ........    804,071        1,411,272       19,326          10,084           200             --
Shares redeemed ............................ (1,173,668)      (3,422,298)        (645)       (196,613)         (479)       (80,667)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....    403,933          628,200      192,091         101,106         2,010        (77,444)
-----------------------------------------------------------------------------------------------------------------------------------
+ For the period April 28, 2000 (inception) through September 30, 2000.








                                                            GE                             GE                        GE
                                                       MID-CAP                      SMALL-CAP                   S&P 500
                                                  VALUE EQUITY                   VALUE EQUITY                     INDEX
                                                          FUND                           FUND                      FUND



                                                 SIX MONTHS    YEAR ENDED    SIX MONTHS    YEAR ENDED   SIX MONTHS    PERIOD ENDED
                                               ENDED MARCH 31, SEPTEMBER   ENDED MARCH 31, SEPTEMBER  ENDED MARCH 31,  SEPTEMBER
                                              2001 (UNAUDITED)  30, 2000  2001 (UNAUDITED)  30, 2000  2001 (UNAUDITED)  30, 2000+
-----------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold ................................        33,196      172,464       249,594      2,459,715      279,367    10,102,575
Issued for distributions reinvested ........           935          742        78,065        174,829       20,693            --
Shares redeemed ............................       (26,606)     (64,861)     (180,636)    (1,682,856)     (48,121)   (7,231,953)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....         7,525      108,345       147,023        951,688      251,939     2,870,622
-----------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Shares sold ................................         9,239       22,892        95,013      1,180,874           --            --
Issued for distributions reinvested ........           167           41        32,158        100,806           --            --
Shares redeemed ............................            (1)     (12,679)      (41,018)    (1,101,154)          --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....         9,405       10,254        86,153        180,526           --            --
-----------------------------------------------------------------------------------------------------------------------------------
CLASS C (LEVEL LOAD):
Shares sold ................................        25,210       62,304         4,672         12,221           --            --
Issued for distributions reinvested ........           369          198           450            943           --            --
Shares redeemed ............................        (3,069)     (13,132)          (66)        (7,066)          --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....        22,510       49,370         5,056          6,098           --            --
-----------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
Shares sold ................................            --            3        81,352        887,010           --            --
Issued for distributions reinvested ........         7,666        8,477        28,928          4,084           --            --
Shares redeemed ............................            --           (4)     (163,574)      (114,831)          --            --
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares .....         7,666        8,476       (53,294)       776,263           --            --
-----------------------------------------------------------------------------------------------------------------------------------
+ For the period April 28, 2000 (inception) through September 30, 2000.








                                                               GE                           GE                        GE
                                                           GLOBAL                INTERNATIONAL                    EUROPE
                                                           EQUITY                       EQUITY                    EQUITY
                                                             FUND                         FUND                      FUND

------------------------------------------------------------------------------------------------------------------------------------

                                               SIX MONTHS      YEAR ENDED     SIX MONTHS     YEAR ENDED     SIX MONTHS   YEAR ENDED
                                             ENDED MARCH 31,    SEPTEMBER   ENDED MARCH 31,   SEPTEMBER   ENDED MARCH 31, SEPTEMBER
                                            2001 (UNAUDITED)   30, 2000    2001 (UNAUDITED)   30, 2000   2001 (UNAUDITED) 30, 2000
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold .................................  4,086,226       1,307,254      8,136,824       3,914,975       88,489       267,331
Issued for distributions reinvested .........    356,179         133,023        224,312          95,441       38,819           520
Shares redeemed ............................. (3,908,460)     (1,126,056)    (7,876,799)     (3,714,381)     (86,924)      (98,554)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......    533,945         314,221        484,337         296,035       40,384       169,297
------------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Shares sold .................................      4,894          43,961          3,428          38,058        1,819        18,680
Issued for distributions reinvested .........     19,246           6,182         11,518           4,073        4,649            22
Shares redeemed .............................    (19,549)        (17,374)        (7,958)        (26,839)      (1,304)       (5,335)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......      4,591          32,769          6,988          15,292        5,164        13,367
------------------------------------------------------------------------------------------------------------------------------------
CLASS C (LEVEL LOAD):
Shares sold .................................     39,809           3,896          2,643          15,572          146         7,007
Issued for distributions reinvested .........      1,491             261          1,844             230        2,299            41
Shares redeemed .............................    (36,322)             --             --          (4,385)      (5,319)           (1)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......      4,978           4,157          4,487          11,417       (2,874)        7,047
------------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
Shares sold .................................    126,201         417,035      1,052,879       1,314,617           --     5,095,525
Issued for distributions reinvested .........    219,529          81,227        223,110          62,213      162,373         7,312
Shares redeemed .............................   (665,837)       (254,515)      (363,174)       (597,923)        (347)   (5,089,897)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......   (320,107)        243,747        912,815         778,907      162,026        12,940
------------------------------------------------------------------------------------------------------------------------------------
+ For the period April 28, 2000 (inception) through September 30, 2000.







                                                             GE                                    GE
                                                       EMERGING                               PREMIER
                                                        MARKETS                                GROWTH
                                                           FUND                           EQUITY FUND

----------------------------------------------------------------------------------------------------------------------------

                                                 SIX MONTHS    YEAR ENDED           SIX MONTHS         YEAR ENDED
                                               ENDED MARCH 31,  SEPTEMBER         ENDED MARCH 31,       SEPTEMBER
                                              2001 (UNAUDITED)  30, 2000         2001 (UNAUDITED)       30, 2000
----------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold .................................      313,509         677,841          693,675            2,521,621
Issued for distributions reinvested .........       79,677           8,371          226,700              104,914
Shares redeemed .............................     (333,904)       (127,650)        (419,617)            (986,923)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......       59,282         558,562          500,758            1,639,612
----------------------------------------------------------------------------------------------------------------------------
CLASS B:
Shares sold .................................        7,132          29,204          155,238              902,439
Issued for distributions reinvested .........        6,310           1,302           75,326               27,093
Shares redeemed .............................       (1,919)         (1,286)         (99,894)            (135,665)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......       11,523          29,220          130,670              793,867
----------------------------------------------------------------------------------------------------------------------------
CLASS C (LEVEL LOAD):
Shares sold .................................       67,066           4,018           34,824              107,962
Issued for distributions reinvested .........        1,324             366            6,017                  888
Shares redeemed .............................      (66,660)             --          (10,151)              (8,838)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......        1,730           4,384           30,690              100,012
----------------------------------------------------------------------------------------------------------------------------
CLASS Y:
Shares sold .................................       48,894       5,460,328          619,607            1,536,037
Issued for distributions reinvested .........      159,085          70,705           66,982               29,162
Shares redeemed .............................      (22,834)     (5,343,962)        (292,345)          (1,267,484)
----------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ......      185,145         187,071          394,244              297,715
----------------------------------------------------------------------------------------------------------------------------
+ For the period April 28, 2000 (inception) through September 30, 2000.




140 & 141



                                                         GE                             GE                             GE
                                                    PREMIER                        PREMIER                        PREMIER
                                                   RESEARCH                  INTERNATIONAL                          VALUE
                                                EQUITY FUND                    EQUITY FUND                    EQUITY FUND

-----------------------------------------------------------------------------------------------------------------------------------

                                           SIX MONTHS     PERIOD ENDED    SIX MONTHS    PERIOD ENDED     SIX MONTHS    PERIOD ENDED
                                         ENDED MARCH 31, SEPTEMBER ENDED   MARCH 31,     SEPTEMBER    ENDED MARCH 31,   SEPTEMBER
                                        2001 (UNAUDITED)  30, 2000+ 2001  (UNAUDITED)  30, 2000+ 2001   (UNAUDITED)      30, 2000+
-----------------------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------



INCREASE (DECREASE) IN NET ASSETS
   OPERATIONS:
     Net investment income (loss) .......    $2,394            $808       $(12,582)        $57,204         $81,005        $59,892
     Net realized gain (loss) on
       investments, futures,
       written options,
       foreign currency
       transactions and swaps ...........  (854,834)        127,717       (883,442)       (541,426)         88,033         11,320
     Net increase (decrease) in
       unrealized appreciation /
       (depreciation)
       on investments
       futures, written options,
       and foreign
       currency translations ............  (878,063)       (301,139)    (1,028,698)     (1,088,524)         41,254      1,210,344

-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease)
          from operations ...............(1,730,503)       (172,614)    (1,924,722)     (1,572,746)        210,292      1,281,556
-----------------------------------------------------------------------------------------------------------------------------------

   DISTRIBUTIONS TO SHAREHOLDERS FROM:
     Net investment income
       Class A ..........................    (9,329)             --       (112,963)             --        (112,327)            --
       Class B ..........................        --              --         (1,227)             --          (1,927)            --
       Class C (level load) .............        --              --           (559)             --            (438)            --
       Class Y ..........................      (211)             --         (1,070)             --          (1,012)            --
     Net realized gains
       Class A ..........................  (145,776)             --             --              --        (135,530)            --
       Class B ..........................    (4,320)             --             --              --          (3,135)            --
       Class C (level load) .............    (1,425)             --             --              --          (1,138)            --
       Class Y ..........................    (1,147)             --             --              --          (1,054)            --

-----------------------------------------------------------------------------------------------------------------------------------
   TOTAL DISTRIBUTIONS ..................  (162,208)             --       (115,819)             --        (256,561)            --
-----------------------------------------------------------------------------------------------------------------------------------

Increase (decrease) in
     net assets from
     operations and distributions .......(1,892,711)       (172,614)    (2,040,541)     (1,572,746)        (46,269)     1,281,556
-----------------------------------------------------------------------------------------------------------------------------------

   SHARE TRANSACTIONS:
     Proceeds from sale of shares
       Class A ..........................   974,311      33,465,536        821,186      32,500,224      14,259,042     44,104,283
       Class B ..........................   170,384         264,340         13,653         257,541         229,385        206,481
       Class C (level load) .............    12,076         121,498          4,143         100,273           7,651        105,157
       Class Y ..........................        --         100,070              --        100,070              --        100,070
     Value of distributions reinvested
       Class A ..........................   154,938              --        112,387              --         247,054             --
       Class B ..........................     3,872              --          1,078              --           4,657             --
       Class C (level load) .............     1,358              --            559              --           1,576             --
       Class Y ..........................     1,424              --          1,070              --           2,066             --
     Cost of shares redeemed
       Class A ..........................  (663,545)    (20,886,074)      (701,699)    (20,646,741)    (12,457,513)   (32,365,766)
       Class B ..........................   (24,012)         (4,246)       (51,111)            (10)         (8,263)           (10)
       Class C (level load) .............        --             (61)            --             (10)             --            (10)
       Class Y ..........................        --             (10)            --             (10)             --            (10)

-----------------------------------------------------------------------------------------------------------------------------------
     Net increase (decrease) from
         share transactions .............   630,806      13,061,053        201,266      12,311,337       2,285,655     12,150,195
-----------------------------------------------------------------------------------------------------------------------------------


   TOTAL INCREASE (DECREASE)
       IN NET ASSETS ....................(1,261,905)     12,888,439     (1,839,275)     10,738,591       2,239,386     13,431,751
     NET ASSETS
     Beginning of period ................12,888,439              --     10,738,591              --      13,431,751             --

-----------------------------------------------------------------------------------------------------------------------------------
     End of period .....................$11,626,534     $12,888,439     $8,899,316     $10,738,591     $15,671,137    $13,431,751
-----------------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED (DISTRIBUTIONS IN
     EXCESS OF) NET INVESTMENT INCOME,
     END OF PERIOD .....................    $12,306         $19,452       $(3, 071)       $125,330         $43,564        $78,263

 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE Money Market Fund is a no load fund offering only one class of shares to all investors.








                                                                    GE                                          GE
                                                                 FIXED                                  GOVERNMENT
                                                                INCOME                                  SECURITIES
                                                                  FUND                                        FUND


                                                    SIX MONTHS           YEAR ENDED              SIX MONTHS          YEAR ENDED
                                                  ENDED MARCH 31,        SEPTEMBER             ENDED MARCH 31,        SEPTEMBER
                                                 2001 (UNAUDITED)         30, 2000            2001 (UNAUDITED)        30, 2000


-------------------------------------------------------------------------------------------------------------------------------
 INCREASE (DECREASE) IN NET ASSETS
-------------------------------------------------------------------------------------------------------------------------------
 OPERATIONS:
   Net investment income (loss) ............   $5,223,119            $8,927,672              $6,657,778          $16,112,114
   Net realized gain (loss) on
     investments, futures,
     written options,
     foreign currency
     transactions and swaps ................    3,331,776            (3,496,921)              2,976,184           (8,135,218)
   Net increase (decrease) in
     unrealized appreciation /
     (depreciation)
     on investments
     futures, written options,
     and foreign
     currency translations ................     3,397,789             3,487,706               6,459,112            6,286,974

-------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease)
        from operations ..................     11,952,684             8,918,457              16,093,074           14,263,870
-------------------------------------------------------------------------------------------------------------------------------

 DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .............................      (3,272,716)           (5,758,338)             (4,026,914)          (5,143,977)
     Class B .............................         (55,321)             (133,338)             (3,419,068)         (12,657,996)
     Class C (level load) ................          (6,959)               (6,401)                   (692)              (2,439)
     Class Y .............................      (2,152,133)           (3,152,159)                     --                   --
   Net realized gains
     Class A .............................              --                    --                      --                   --
     Class B .............................              --                    --                      --                   --
     Class C (level load) ................              --                    --                      --                   --
     Class Y .............................              --                    --                      --                   --

----------------------------------------------------------------------------------------------------------------------------
 TOTAL DISTRIBUTIONS .....................      (5,487,129)           (9,050,236)             (7,446,674)         (17,804,412)
----------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in
   net assets from
   operations and distributions ..........       6,465,555              (131,779)              8,646,400           (3,540,542)
----------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
   Proceeds from sale of shares
     Class A .............................      27,253,401            28,880,314              92,068,175           85,368,939
     Class B .............................         115,425               450,443                 354,050              947,663
     Class C (level load) ................          43,265               291,616                  37,500                8,169
     Class Y .............................      19,309,144            39,700,946                      --                   --
   Value of distributions reinvested
     Class A .............................       2,831,548             5,029,447               2,527,496            3,365,815
     Class B .............................          51,889               120,881               1,904,237            6,819,460
     Class C (level load) ................           7,090                 6,126                     665                2,424
     Class Y .............................       2,159,293             3,116,605                      --                   --
   Cost of shares redeemed
     Class A .............................     (25,421,663)          (25,058,379)            (61,393,494)         (28,770,495)
     Class B .............................        (254,270)           (1,358,658)            (44,321,857)        (137,929,461)
     Class C (level load) ................        (137,250)              (70,528)                     --              (69,445)
     Class Y .............................     (12,704,596)          (19,925,233)                     --                   --

----------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from
       share transactions ................      13,253,276            31,183,580              (8,823,228)         (70,256,931)
----------------------------------------------------------------------------------------------------------------------------


 TOTAL INCREASE (DECREASE)
     IN NET ASSETS .......................      19,718,831            31,051,801                (176,828)         (73,797,473)
   NET ASSETS
   Beginning of period ...................     162,344,437           131,292,636             238,404,709          312,202,182

----------------------------------------------------------------------------------------------------------------------------
   End of period .........................    $182,063,268          $162,344,437            $238,227,881         $238,404,709
----------------------------------------------------------------------------------------------------------------------------

UNDISTRIBUTED (DISTRIBUTIONS IN
     EXCESS OF) NET INVESTMENT INCOME,
     END OF PERIOD ........................       $235,456              $499,466               $(600,162)            $188,734

 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE Money Market Fund is a no load fund offering only one class of shares to all investors.













                                                          GE
                                                  SHORT-TERM                              GE                            GE
                                                  GOVERNMENT                      TAX-EXEMPT                    HIGH YIELD
                                                        FUND                            FUND                          FUND
-----------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS     YEAR ENDED     SIX MONTHS   YEAR ENDED     SIX MONTHS      YEAR ENDED
                                          ENDED MARCH 31,   SEPTEMBER   ENDED MARCH 31, SEPTEMBER    ENDED MARCH 31,    SEPTEMBER
                                         2001 (UNAUDITED)   30, 2000   2001 (UNAUDITED)  30, 2000   2001 (UNAUDITED)    30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) .........   $1,814,025      $3,255,293      $621,050    $1,110,824     $1,555,170      $2,508,154
  Net realized gain (loss) on
    investments, futures,
    written options, foreign currency
    transactions and swaps .............      948,567        (307,405)       (9,189)     (314,048)       (42,817)       (247,994)
 Net increase (decrease) in
    unrealized appreciation /
    (depreciation) on investments
    futures, written options,
    and foreign currency translations ..      215,544         554,437     1,055,900       326,240     (2,777,311)      (2,691,521)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
       from operations .................    2,978,136       3,502,325     1,667,761     1,123,016     (1,264,958)       (431,361)
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A ............................     (663,706)     (1,271,321)     (515,454)     (854,370)      (378,007)       (437,925)
    Class B ............................       (8,640)        (23,799)     (102,838)     (251,418)       (58,812)        (63,824)
    Class C (level load) ...............       (3,852)         (6,047)       (2,121)       (3,810)       (42,704)        (65,416)
    Class Y ............................   (1,130,085)     (1,959,995)         (638)       (1,229)    (1,275,207)     (1,956,386)
  Net realized gains
    Class A ............................           --         (25,818)           --            --             --              --
    Class B ............................           --            (541)           --            --             --              --
    Class C (level load) ...............           --            (115)           --            --             --              --
    Class Y ............................           --          (3,090)           --            --             --              --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS ....................   (1,806,283)     (3,290,726)     (621,051)   (1,110,827)    (1,754,730)     (2,523,551)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations and distributions .........    1,171,853         211,599     1,046,710        12,189     (3,019,688)     (2,954,912)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class A ............................   15,416,197      13,128,046     5,423,554     5,296,750      1,479,029       6,530,900
    Class B ............................       23,994         265,425         1,800       318,608        299,098       1,218,673
    Class C (level load) ...............      305,878         361,742            --       100,148         28,990       1,132,704
    Class Y ............................      188,299      53,851,214            --            30        231,020       3,113,478
  Value of distributions reinvested
    Class A ............................      601,983       1,197,066       386,254       639,239        286,956         324,867
    Class B ............................        7,771          20,738        69,328       173,468         11,893          17,854
    Class C (level load) ...............        3,345           5,964         2,109         3,735         12,655          23,943
    Class Y ............................    1,057,121       1,917,867           635         1,222      1,268,832       1,944,059
  Cost of shares redeemed
    Class A ............................  (13,512,477)    (15,310,144)   (2,007,083)   (8,638,554)    (1,526,023)     (1,162,812)
    Class B ............................      (86,591)       (576,637)     (664,793)   (2,356,703)      (121,872)       (209,552)
    Class C (level load) ...............     (281,447)       (316,627)           --       (70,507)      (274,184)        (93,991)
    Class Y ............................  (48,874,830)     (9,871,543)           (3)         (157)      (682,200)       (141,817)
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
      share transactions ...............  (45,150,757)     44,673,111     3,211,801    (4,532,721)     1,014,194      12,698,306
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS   (43,978,904)     44,884,710     4,258,511    (4,520,532)    (2,005,494)      9,743,394
  NET ASSETS
  Beginning of period ..................   71,841,794      26,957,084    25,070,433    29,590,965     32,024,562      22,281,168
-----------------------------------------------------------------------------------------------------------------------------------
  End of period ........................  $27,862,890     $71,841,794   $29,328,944   $25,070,433    $30,019,068     $32,024,562
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT INCOME,
  END OF PERIOD ........................      $23,546         $15,804       $76,817       $76,818       $(20,205)       $179,355

 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE Money Market Fund is a no load fund offering only one class of shares to all investors.





                                                                      GE                                   GE
                                                               STRATEGIC                                MONEY
                                                              INVESTMENT                                MARKET
                                                                    FUND                                FUND++

                                                SIX MONTHS              YEAR ENDED           SIX MONTHS         YEAR ENDED
                                              ENDED MARCH 31,            SEPTEMBER          ENDED MARCH 31,      SEPTEMBER
                                              2001 (UNAUDITED)            30, 2000          2001 (UNAUDITED)     30, 2000
-----------------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
  Net investment income (loss) ..............   $2,640,124              $5,110,486           $8,106,384       $13,234,931
  Net realized gain (loss) on
    investments, futures,
    written options, foreign currency
    transactions and swaps ..................    5,982,217              14,465,547                 (120)               --
 Net increase (decrease) in
    unrealized appreciation /
    (depreciation) on investments
    futures, written options,
    and foreign currency translations .......  (17,924,619)              6,201,425                   --                --
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease)
       from operations ......................   (9,302,278)             25,777,458            8,106,264        13,234,931
-----------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A .................................   (3,135,787)             (2,169,346)          (8,105,936)      (13,235,011)
    Class B .................................     (383,711)               (264,181)                  --                --
    Class C (level load) ....................      (52,970)                 (4,264)                  --                --
    Class Y .................................   (1,900,947)             (1,416,422)                  --                --
  Net realized gains
    Class A .................................   (8,584,018)             (4,392,881)                  --                --
    Class B .................................   (1,455,614)               (717,573)                  --                --
    Class C (level load) ....................     (182,522)                 (7,991)                  --                --
    Class Y .................................   (4,732,512)             (2,514,509)                  --                --
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS .........................  (20,428,081)            (11,487,167)          (8,105,936)      (13,235,011)
-----------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net assets from
  operations and distributions ..............  (29,730,359)             14,290,291                  328               (80)
-----------------------------------------------------------------------------------------------------------------------------------
SHARE TRANSACTIONS:
  Proceeds from sale of shares
    Class A .................................   15,581,162              34,348,783          352,998,740       478,683,865
    Class B .................................    2,530,214               6,102,581                   --                --
    Class C (level load) ....................      865,271               2,323,941                   --                --
    Class Y .................................   10,039,414              13,080,715                   --                --
  Value of distributions reinvested
    Class A .................................   11,350,030               6,392,931            7,610,942        12,458,869
    Class B .................................    1,735,642                 927,614                   --                --
    Class C (level load) ....................      212,244                  12,253                   --                --
    Class Y .................................    6,633,455               3,931,461                   --                --
  Cost of shares redeemed
    Class A .................................  (24,010,399)            (27,235,062)        (351,426,073)     (418,412,087)
    Class B .................................   (1,571,700)             (3,405,297)                  --                --
    Class C (level load) ....................     (133,207)               (222,532)                  --                --
    Class Y .................................   (5,362,076)            (14,061,637)                  --                --
-----------------------------------------------------------------------------------------------------------------------------------
  Net increase (decrease) from
      share transactions ....................   17,870,050              22,195,751            9,183,609        72,730,647
-----------------------------------------------------------------------------------------------------------------------------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .....  (11,860,309)             36,486,042            9,183,937        72,730,567
  NET ASSETS
  Beginning of period .......................  222,676,525             186,190,483          268,885,866       196,155,299
-----------------------------------------------------------------------------------------------------------------------------------
  End of period ............................. $210,816,216            $222,676,525         $278,069,803      $268,885,866
-----------------------------------------------------------------------------------------------------------------------------------
UNDISTRIBUTED (DISTRIBUTIONS IN
  EXCESS OF) NET INVESTMENT INCOME,
  END OF PERIOD .............................   $1,348,258              $4,181,549              $59,442           $58,994

 +For the period April 28, 2000 (inception) through September 30, 2000.
++GE Money Market Fund is a no load fund offering only one class of shares to all investors.


142 & 143


                                                           GE                           GE                          GE
                                                      PREMIER                      PREMIER                     PREMIER
                                                     RESEARCH                INTERNATIONAL                       VALUE
                                                  EQUITY FUND                  EQUITY FUND                 EQUITY FUND
-------------------------------------------------------------------------------------------------------------------------------
                                          SIX MONTHS    PERIOD ENDED   SIX MONTHS    PERIOD ENDED  SIX MONTHS       PERIOD ENDED
                                        ENDED MARCH 31,  SEPTEMBER   ENDED MARCH 31,  SEPTEMBER    ENDED MARCH 31,    SEPTEMBER
                                       2001 (UNAUDITED)  30, 2000+  2001 (UNAUDITED)  30, 2000+   2001 (UNAUDITED)    30, 2000+
-------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold .............................  103,786      3,256,830        102,609       3,192,742        1,251,526     4,176,641
Issued for distributions reinvested .....   16,396             --         13,790              --           21,767            --
Shares redeemed .........................  (72,144)    (2,002,491)       (87,939)      2,003,982)      (1,091,525)   (3,005,500)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..   48,038      1,254,339         28,460       1,188,760          181,768     1,171,141
--------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Shares sold .............................   18,051         26,245          1,692          25,984           20,656        20,501
Issued for distributions reinvested .....      411             --            132              --              411            --
Shares redeemed .........................   (2,701)          (393)        (6,407)             (1)            (741)           (1)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..   15,761         25,852         (4,583)         25,983           20,326        20,500
--------------------------------------------------------------------------------------------------------------------------------
CLASS C (LEVEL LOAD):
Shares sold .............................    1,294         12,081            406          10,028              696        10,509
Issued for distributions reinvested .....      151             --             68              --              139            --
Shares redeemed .........................       --             (6)            --              (1)              --            (1)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..    1,445         12,075            474          10,027              835        10,508
--------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
Shares sold .............................       --         10,007             --          10,007               --        10,007
Issued for distributions reinvested .....      143             --            131              --              182            --
Shares redeemed .........................       --             (1)            --              (1)              --            (1)
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ..      143         10,006            131          10,006              182        10,006
--------------------------------------------------------------------------------------------------------------------------------
 + For the period April 28, 2000 (inception) through September 30, 2000.
++ GE Money Market Fund is a no load fund offering only one class of shares to all investors.




                                                             GE                           GE                            GE
                                                          FIXED                   GOVERNMENT                    SHORT-TERM
                                                         INCOME                   SECURITIES                    GOVERNMENT
                                                           FUND                         FUND                          FUND
------------------------------------------------------------------------------------------------------------------------------------
                                             SIX MONTHS      YEAR ENDED   SIX MONTHS      YEAR ENDED     SIX MONTHS     YEAR ENDED
                                           ENDED MARCH 31,   SEPTEMBER  ENDED MARCH 31,    SEPTEMBER   ENDED MARCH 31,   SEPTEMBER
                                          2001 (UNAUDITED)    30, 2000 2001 (UNAUDITED)    30, 2000   2001 (UNAUDITED)    30, 2000
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold ..............................   2,269,065      2,486,291     11,098,782      10,715,569      1,138,764       1,129,607
Issued for distributions reinvested ......     236,462        434,027        306,267         421,712        215,485         103,037
Shares redeemed ..........................  (2,115,642)    (2,163,024)    (7,370,024)     (3,611,149)    (1,143,850)     (1,319,773)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...     389,885        757,294      4,035,025       7,526,132        210,399         (87,129)
------------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Shares sold ..............................       9,484         38,630         23,774         117,142          2,026          22,857
Issued for distributions reinvested ......       4,332         10,429        229,234         847,818            660           1,787
Shares redeemed ..........................     (21,250)      (117,307)    (5,324,412)    (17,149,479)        (7,342)        (49,647)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...      (7,434)       (68,248)    (5,071,404)    (16,184,519)        (4,656)        (25,003)
------------------------------------------------------------------------------------------------------------------------------------
CLASS C (LEVEL LOAD):
Shares sold ..............................       3,587         25,026          4,444           1,005         25,781          31,074
Issued for distributions reinvested ......         593            528             79             301            284             514
Shares redeemed ..........................     (11,493)        (6,096)            --          (8,638)       (23,712)        (27,210)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...      (7,313)        19,458          4,523          (7,332)         2,353           4,378
------------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
Shares sold ..............................   1,612,828      3,437,151             --              --         15,967       4,646,365
Issued for distributions reinvested ......     180,246        269,121             --              --         89,945         165,304
Shares redeemed ..........................  (1,056,622)    (1,721,915)            --              --     (4,127,201)       (851,906)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares ...     736,452      1,984,357             --              --     (4,021,289)      3,959,763
------------------------------------------------------------------------------------------------------------------------------------
 + For the period April 28, 2000 (inception) through September 30, 2000.
++ GE Money Market Fund is a no load fund offering only one class of shares to all investors.







                                                                        GE                                       GE
                                                                TAX-EXEMPT                               HIGH YIELD
                                                                      FUND                                     FUND

-------------------------------------------------------------------------------------------------------------------------------
                                                      SIX MONTHS         YEAR ENDED         SIX MONTHS             YEAR ENDED
                                                    ENDED MARCH 31,      SEPTEMBER       ENDED MARCH 31,           SEPTEMBER
                                                   2001 (UNAUDITED)       30, 2000       2001 (UNAUDITED)           30, 2000
-------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold                                             472,253          480,624             174,398               689,772
Issued for distributions reinvested                      33,688           58,062              35,450                35,354
Shares redeemed                                        (174,212)        (784,415)           (180,719)             (123,345)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  331,729         (245,729)             29,129               601,781
-------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Shares sold                                                 156           29,200              36,994               129,073
Issued for distributions reinvested                       6,057           15,775               1,471                 1,931
Shares redeemed                                         (58,111)        (214,404)            (14,869)              (22,758)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                  (51,898)        (169,429)             23,596               108,246
-------------------------------------------------------------------------------------------------------------------------------
CLASS C (LEVEL LOAD):
Shares sold                                                  --            9,196               3,543               117,251
Issued for distributions reinvested                         184              339               1,566                 2,580
Shares redeemed                                              --           (6,415)            (32,968)              (10,062)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                      184            3,120             (27,859)              109,769
-------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
Shares sold                                                  --                2              29,247               328,842
Issued for distributions reinvested                          53              107             156,779               209,537
Shares redeemed                                              --              (13)            (83,192)              (15,586)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares                       53               96             102,834               522,793
-------------------------------------------------------------------------------------------------------------------------------

 + For the period April 28, 2000 (inception) through September 30, 2000.








                                                                   GE                                       GE
                                                            STRATEGIC                                    MONEY
                                                           INVESTMENT                                   MARKET
                                                                 FUND                                   FUND++
------------------------------------------------------------------------------------------------------------------------------------
                                               SIX MONTHS        YEAR ENDED           SIX MONTHS            YEAR ENDED
                                            ENDED MARCH 31,       SEPTEMBER       ENDED MARCH 31,            SEPTEMBER
                                            2001 (UNAUDITED)       30, 2000      2001 (UNAUDITED)             30, 2000
------------------------------------------------------------------------------------------------------------------------------------
CLASS A:
Shares sold                                       612,285        1,315,556           352,998,740               478,683,865
Issued for distributions reinvested               462,128          257,151             7,610,942                12,458,869
Shares redeemed                                  (961,260)      (1,050,173)         (351,426,073)             (418,412,087)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares            113,153          522,534             9,183,609                72,730,647
------------------------------------------------------------------------------------------------------------------------------------
CLASS B:
Shares sold                                       102,318          237,855                    --                        --
Issued for distributions reinvested                72,409           38,126                    --                        --
Shares redeemed                                   (63,901)        (133,234)                   --                        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares            110,826          142,747                    --                        --
------------------------------------------------------------------------------------------------------------------------------------
CLASS C (LEVEL LOAD):
Shares sold                                        35,244           92,967                    --                        --
Issued for distributions reinvested                 8,955              507                    --                        --
Shares redeemed                                    (5,596)          (8,680)                   --                        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares             38,603           84,794                    --                        --
------------------------------------------------------------------------------------------------------------------------------------
CLASS Y:
Shares sold                                       393,571          495,258                    --                        --
Issued for distributions reinvested               269,982          158,143                    --                        --
Shares redeemed                                  (213,148)        (539,160)                   --                        --
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in fund shares            450,405          114,241                    --                        --
------------------------------------------------------------------------------------------------------------------------------------

 + For the period April 28, 2000 (inception) through September 30, 2000.



144 & 145

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)



1.   ORGANIZATION OF THE FUNDS

GE Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. The Trust was organized as a Massachusetts business trust on August 10, 1992, and is authorized to issue an unlimited number of shares. It is comprised of twenty-two investment portfolios (each a "Fund" and collectively the "Funds"), although only the following twenty-one are currently being offered: GE U.S. Equity Fund, GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Mid-Cap Value Equity Fund, GE Small-Cap Value Equity Fund, GE S&P 500 Index Fund, GE Global Equity Fund, GE International Equity Fund, GE Europe Equity Fund, GE Emerging Markets Fund, GE Premier Growth Equity Fund, GE Premier Research Equity Fund, GE Premier International Equity Fund, GE Premier Value Equity Fund, GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund, GE Strategic Investment Fund and GE Money Market Fund. The Funds (except GE S&P 500 Index Fund and GE Money Market Fund) are presently authorized to issue four classes of shares. As of March 31, 2001, each Fund had four share classes active, except for GE Government Securities Fund, which had only three classes active.



Maximum Sales Load Imposed on Purchases of Class A Shares (as a percentage of offering price):


5.75%                                                4.25%                                    2.50%
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                  GE Fixed Income Fund                     GE Short-Term Government Fund
GE Value Equity Fund                                 GE Government Securities Fund
GE Mid-Cap Growth Fund                               GE Tax-Exempt Fund
GE Mid-Cap Value Equity Fund                         GE High Yield Fund
GE Small-Cap Value Equity Fund
GE Global Equity Fund
GE International Equity Fund
GE Europe Equity Fund
GE Emerging Markets Fund
GE Premier Growth Equity Fund
GE Premier Research Equity Fund
GE Premier International Equity Fund
GE Premier Value Equity Fund
GE Strategic Investment Fund


There is no front-end sales load imposed on individual purchases of Class A shares of $1 million or more. The front-end sales charge is also waived in other instances as described in the Funds' prospectus.


                                                                 NOTES TO FINANCIAL STATEMENTS  MARCH 31, 2001 (UNAUDITED)

Maximum Contingent Deferred Sales Charge imposed on redemptions of Class B shares (as a percentage of redemption proceeds) within the first year are:


4.00%                                                3.00%
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                  GE Fixed Income Fund
GE Value Equity Fund                                 GE Government Securities Fund
GE Mid-Cap Growth Fund                               GE Short-Term Government Fund
GE Mid-Cap Value Equity Fund                         GE Tax-Exempt Fund
GE Small-Cap Value Equity Fund                       GE High Yield Fund
GE Global Equity Fund
GE International Equity Fund
GE Europe Equity Fund
GE Emerging Markets Fund
GE Premier Growth Equity Fund
GE Premier Research Equity Fund
GE Premier International Equity Fund
GE Premier Value Equity Fund
GE Strategic Investment Fund


Except as described in the next paragraph, the maximum contingent deferred sales charge for Class B redemptions for all Funds are as follows: within the second year - 3.00%; within the third year - 2.00%; within the fourth year - 1.00% and within the fifth year and thereafter - 0.00%.

The maximum contingent deferred sales charge for Class B redemptions from shares acquired, either by purchase or exchange, as a result of the combination on September 26, 1997 of the Investors Trust Fund with the GE Funds is as follows:
5.00% within the first year, 4.00% within the second year, 3.00% within the third year, 2.00% within the fourth year, 1.00% within the fifth year, and 0.00% thereafter.

The maximum contingent deferred sales charge imposed on Class C (level load) redemptions for all Funds is 1.00% within the first year of purchase and 0.00% thereafter.

Purchases of $1 million or more in Class A shares at net asset value are subject to a 1.00% contingent deferred sales charge if redeemed within one year of purchase.

No front-end or contingent deferred sales charges are assessed by the Trust with respect to Class Y shares or shares of GE S&P 500 Index Fund or GE Money Market Fund.



2.   SUMMARY OF SIGNIFICANT
ACCOUNTING POLICIES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions at the date of the financial statements. Actual results may differ from those estimates.

The following summarizes the significant accounting policies of the Trust:

SECURITY VALUATION AND TRANSACTIONS Securities for which exchange (or NASDAQ) quotations are readily available are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price. Certain fixed income securities are valued by a dealer or by a pricing service based upon a matrix system, which considers market transactions as well as dealer supplied valuations. Valuations for municipal bonds are based on prices obtained from a qualified municipal bond pricing service; such prices represent the mean of the bid and ask of the secondary market. Short-term investments maturing within 60 days are valued at amortized cost or original cost plus accrued interest, both of which approximate current

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

value. Fund positions that cannot be valued as set forth above are valued at fair value determined in good faith under procedures approved by the Board of Trustees of the Funds.

In accordance with Rule 2a-7 of the 1940 Act, GE Money Market Fund values securities initially at cost and, thereafter, securities are assumed to have a constant amortization to maturity of any discount or premium. Amortized cost approximates fair value.

Security transactions are accounted for as of the trade date. Realized gains and losses on investments sold are recorded on the basis of identified cost for both financial statement and federal tax purposes.

Each Fund's income, expenses (other than distribution fees) and realized and unrealized gains and losses are allocated proportionally each day among the classes based upon the relative net assets of each class.

REPURCHASE AGREEMENTS Each of the Funds may enter into repurchase agreements. The Funds' custodian takes possession of the collateral pledged for investments in repurchase agreements on behalf of the Funds. The Funds value the underlying collateral daily on a mark-to-market basis to determine that the value, including accrued interest, is at least equal to 102% of the repurchase price. In the event the seller defaults and the value of the security declines, or if the seller enters an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited.

SECURITY LENDING Each of the Funds may loan securities to brokers, dealers, and financial institutions determined by GE Asset Management Incorporated ("GEAM") to be creditworthy, subject to certain limitations. The Funds continue to receive the interest and dividends on the loaned securities during the term of the loan. The loans of securities are secured by collateral in the form of cash or other liquid assets, which are segregated and maintained with the custodian in an amount at least equal to 102% of the current market value of the loaned securities. During the term of the loan, the Funds will receive any gain or loss in the market value of its loaned securities and of securities in which cash collateral is invested net of any rebate. In the event the counterparty (borrower) does not meet its contracted obligation to return the securities, the Funds may be exposed to the risk of loss of reacquiring the loaned securities at prevailing market prices using the proceeds of the sale of the collateral.


FOREIGN CURRENCY Accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated to U.S. dollars at the prevailing rates of exchange at period end. Purchases and sales of securities, income receipts and expense payments denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the respective dates of such transactions.

The Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates from the fluctuations arising from changes in market prices of securities during the period. Such fluctuations are included in net realized or unrealized gain or loss from investments.

Net realized gains or losses on foreign currency transactions represent net gains or losses on sales and maturities of foreign currency contracts, disposition of foreign currencies, the difference between the amount of net investment income and withholding taxes accrued and the U.S. dollar amount actually received and paid, and gains or losses between the trade and settlement date on purchases and sales of securities. Net unrealized foreign exchange gains and losses arising from changes in the value of other assets and liabilities as a result of changes in foreign exchange rates are included as increases or decreases in unrealized appreciation/depreciation on foreign currency related transactions.

FUTURES CONTRACTS Certain Funds may invest in interest rate, financial and stock or bond index futures contracts subject to certain limitations. The Funds may invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund's exposure to the underlying instrument while selling futures tends to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving futures for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments,

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

known as variation margin, are made or received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain or loss on the expiration or closing of a futures contract.

OPTIONS Certain Funds may purchase and write options, subject to certain limitations. The Funds may invest in options contracts to manage their exposure to the stock and bond markets and fluctuations in foreign currency values. Writing puts and buying calls tend to increase a Fund's exposure to the underlying instrument while buying puts and writing calls tend to decrease a Fund's exposure to the underlying instrument, or hedge other Fund investments. A Fund will not enter into a transaction involving options for speculative purposes. The Fund's risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts' terms and changes in the liquidity of the secondary market for the contracts. Options are valued at the last sale price, or if no sales occurred on that day, at the last quoted bid price.

When a Fund writes an option, the amount of the premium received is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Funds on the expiration date as realized gains from investments. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase, as a realized loss. When an option is exercised, the proceeds from the sale of the underlying security or the cost basis of the securities purchased is adjusted by the original premium received or paid.

SWAP CONTRACTS Certain Funds may invest in swap agreements. A swap agreement is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The Funds may enter into total return swaps as part of their investment strategies. Total return swap agreements involve commitments to pay interest in exchange for a market linked return based upon a notional principal amount. To the extent the total return of the security or index underlying the agreement exceeds or falls short of the offsetting interest rate obligation, the Funds will receive a payment from or make a payment to the counterparty. Payments received or made are recorded as realized gain or loss in the Statement of Operations. Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in the value of the index or securities underlying the agreement. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller.

WHEN-ISSUED SECURITIES AND FORWARD COMMITMENTS Each of the Funds may purchase or sell securities on a when-issued or forward commitment basis. These transactions are arrangements in which the Funds purchase and sell securities with payment and delivery scheduled a month or more after entering into the transactions. The price of the underlying securities and the date when these securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract. In connection with such purchases, the Funds maintain cash or liquid assets in an amount equal to purchase commitments for such underlying securities until settlement date and for sales commitments the Funds maintain equivalent deliverable securities as "cover" for the transaction. Unsettled commitments are valued at current market value of the underlying security. Daily fluctuations in the value of such contracts are recorded as unrealized gains or losses. The Funds will not enter into such agreements for the purpose of investment leverage.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS Certain Funds may enter into forward foreign currency exchange contracts to facilitate transactions in foreign denominated securities and to manage the Fund's currency exposure. Forward foreign currency exchange contracts are valued at the mean between the bid and the offered forward rates as last quoted by a recognized dealer. The aggregate principal amounts of the contracts are not recorded in the Fund's financial statements. Such amounts appear under the caption forward foreign currency contracts in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (or liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed,

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

when they are recorded as realized gains or losses on foreign currency related transactions. The Fund's risks in using these contracts include changes in the value of foreign currency or the possibility that the counterparties do not perform under the contracts' terms. When a Fund enters into a forward foreign currency exchange contract, it is required to segregate cash or liquid securities with its custodian in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the segregated securities declines, additional cash or securities is segregated so that the value of the account will equal the amount of the Fund's commitment with respect to the contract.

INVESTMENTS IN FOREIGN MARKETS Investments in foreign markets may involve special risks and considerations not typically associated with investing in the United States. These risks include revaluation of currencies, high rates of inflation, repatriation on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls, tariffs and taxes, subject to delays in settlements, and their prices may be more volatile.

The Funds may be subject to capital gains and repatriation taxes imposed by certain countries in which they invest. Such taxes are generally based on income and/or capital gains earned or repatriated. Taxes are accrued based upon net investment income, net realized gains and net unrealized appreciation as income and/or capital gains are earned.

INCOME TAXES The Funds intend to comply with all sections of the Internal Revenue Code applicable to regulated investment companies including the distribution of substantially all of their taxable net investment income, and net realized capital gains to their shareholders. Therefore, no provision for federal income tax has been made. Each Fund is treated as a separate taxpayer for federal income tax purposes.

As of September 30, 2000, the following Funds have capital loss carryovers as indicated below. The capital loss carryover of the GE Tax-Exempt Fund includes a capital loss carryover of $42,651 acquired as a result of the reorganization with the Investors Trust Tax Free Fund. The capital loss carryover is available to offset future realized capital gains to the extent provided in the Internal Revenue Code and regulations thereunder. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders because they would be taxable as ordinary income.



Fund                                           Amount         Expires
-------------------------------------------------------------------------

GE Fixed Income Fund                    $       182,527         2003
                                                 38,636         2004
                                                445,270         2005
                                              2,159,439         2008
GE Government Securities Fund                78,123,796         2002
                                            107,525,597         2003
                                              1,748,819         2004
                                              6,478,543         2008
GE Short-Term Government Fund                    12,130         2008
GE Tax-Exempt Fund                              333,580         2004
                                                437,039         2008
GE High Yield Fund                              176,620         2008
GE Money Market Fund                              3,153         2003
                                                  5,688         2005

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)


Any net capital and currency losses incurred after October 31, within each Fund's tax year, are deemed to arise on the first day of the Fund's next tax year if the Fund so elects to defer such losses.

The Funds incurred and elected to defer losses incurred after October 31, 1999 as follows:

         Fund                                Currency            Capital
------------------------------------------------------------------------------

GE Value Equity Fund                       $       216                 --
GE S&P 500 Index Fund                               --              4,049
GE Global Equity Fund                          119,911                 --
GE International Equity Fund                    67,273                 --
GE Europe Equity Fund                           19,014                 --
GE Emerging Markets Fund                        24,845                 --
GE Premier International Equity Fund                --            547,641
GE Premier Value Equity Fund                        --             11,965
GE Fixed Income Fund                                --          3,522,923
GE Government Securities Fund                       --          7,452,592
GE Short-Term Government Fund                       --            303,866
GE Tax-Exempt Fund                                  --            120,343
GE High Yield Fund                                  --            409,099
GE Strategic Investment Fund                    43,928                 --

DISTRIBUTIONS TO SHAREHOLDERS GE Fixed Income Fund, GE Government Securities Fund, GE Short-Term Government Fund, GE Tax-Exempt Fund, GE High Yield Fund and GE Money Market Fund declare investment income dividends daily and pay them monthly. All other Funds declare and pay dividends from investment income annually. All Funds declare and pay net realized capital gains in excess of capital loss carryforwards distributions annually. The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include (but are not limited to) swaps, treatment of realized and unrealized gains and losses on forward foreign currency contracts, paydown gains and losses on mortgage-backed securities, and losses deferred due to wash sale transactions. Reclassifications are made to the Funds' capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or net asset value of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

INVESTMENT INCOME Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available. Interest income is recorded on the accrual basis. All discounts and premiums on taxable bonds and tax-exempt bonds (except for premiums on bonds held by the U.S. Government Securities Fund) are accreted to call or maturity date, whichever is shorter, using the effective yield method. Premiums on taxable bonds are not amortized. For tax-exempt bonds purchased on or after May 1, 1993, both market discount and original issue discount are amortized.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed-income securities. Upon initial adoption, the Funds will be required to adjust the cost of their fixed-income securities by the cumulative amount of amortization that would have been recognized had amortization

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

been in effect from the purchase date of each holding. Adopting this accounting principle will not affect the Funds' net asset values, but will change the classification of certain amounts between interest income and realized and unrealized gain/loss in the Statement of Operations. The Funds have estimated that the initial adjustments required upon adoption of premium and discount amortization will increase (decrease) the recorded cost of its investments (but not their market value).



The following table indicates those estimates had this principle been in effect during the period ended March 31, 2001:


                                                                   Increase/(Decrease)                Increase/(Decrease)
                                  Increase/(Decrease)           in Net Investment Income           in Net Investment Income
Fund                             in Cost of Investments                Per Share*                    as a % of Net Assets
---------------------------------------------------------------------------------------------------------------------------

GE Government Securities Fund         $(340,585)                            --                                  --

   Class A                                  --                             $(0.02)                              (0.30%)

   Class B                                   --                            $(0.01)                              (0.30%)

   Class C                                   --                            $(0.01)                              (0.30%)


* The increase/(decrease) in net investment income per share will be offset by a corresponding (decrease)/increase in realized and unrealized gain/loss per share.


EXPENSES Fund specific expenses are allocated to the Fund that incurs such expense and pro rata across share classes. Expenses, other than those incurred by a specific Fund, are allocated pro rata among Funds and share classes. Such expenses may include custodial fees, legal and accounting fees, printing costs and registration fees. All expenses of the Funds are paid by GEAM and reimbursed by the Funds.

DEFERRED ORGANIZATIONAL COSTS Organizational expenses applicable to the GE Premier Growth Equity Fund have been deferred and are being amortized on a straight-line basis over a period of five years from commencement of investment operations.





3.   LINE OF CREDIT

Effective December 2000, the Trust shares a revolving credit facility of up to $50 million with a number of its affiliates. The credit facility is with its custodian bank, State Street Bank and Trust Company. The revolving credit facility requires the payment of a commitment fee equal to 0.08% per annum on the daily unused portion of the credit facility, payable quarterly. The portion borne by the Funds generally is borne proportionally based upon net assets. Generally, borrowings under the credit facility would accrue interest at the Federal Funds Rate plus 50 basis points and is borne by the borrowing Fund. The maximum amount allowed to be borrowed by any one Fund is the lesser of its prospectus limitation, 20% of its net assets, or $50 million. The credit facility was not utilized by the Trust during the period ended March 31, 2001.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)



4.   FEES AND COMPENSATION PAID TO AFFILIATES

ADVISORY AND ADMINISTRATION AND OTHER OPERATING FEES Compensation of GEAM, a wholly-owned subsidiary of General Electric Company, for investment advisory and administrative services is paid monthly based on the average daily net assets of each Fund. Through January 28, 2002, GEAM has agreed to reduce other operating expenses (exclusive of advisory, administration and distribution fees) for each Fund to the levels as stated in the following schedule:


                                                                           Annualized based on Average daily net assets
                                                                  -------------------------------------------------------------
                                                                       Advisory and                                 Other
                                                                   Administration Fees*                      Operating Expenses*
-------------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                                       40%                                      25%
GE Value Equity Fund                                                      55%                                      30%
GE Mid-Cap Growth Fund                                                    60%                                      30%
GE Mid-Cap Value Equity Fund                                              80%                                      25%
GE Small-Cap Value Equity Fund                                            70%                                      20%
GE S&P 500 Index Fund                                                     30%                                      15%
GE Global Equity Fund                                                     75%                                      35%
GE International Equity Fund                                              80%                                      30%
GE Europe Equity Fund                                                   1.05%                                      30%
GE Emerging Markets Fund                                                1.20%                                      30%
GE Premier Growth Equity Fund                                             60%                                      30%
GE Premier Research Equity Fund                                           70%                                      25%
GE Premier International Equity Fund                                      80%                                      25%
GE Premier Value Equity Fund                                              60%                                      25%
GE Fixed Income Fund                                                      35%                                      20%
GE Government Securities Fund                                             40%                                      20%
GE Short-Term Government Fund                                             30%                                      15%
GE Tax-Exempt Fund                                                        35%                                      25%
GE High Yield Fund                                                        60%                                      20%
GE Strategic Investment Fund                                              35%                                      30%
GE Money Market Fund                                                      25%                                      25%

*  After reimbursement, if any


DISTRIBUTION AND SHAREHOLDER SERVICING FEES The Funds have adopted a Shareholder Servicing and Distribution Plan ("the Plan") pursuant to Rule 12b-1 under the 1940 Act with respect to each Fund except the GE S&P 500 Index Fund and GE Money Market Fund. Each Fund pays GE Investment Distributors, Inc. ("GEID"), a wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. (an indirect wholly-owned subsidiary of General Electric Company) and the Funds' principal underwriter, a monthly fee for distribution and/or shareholder services provided, at an annual rate of the average daily net assets attributable to each applicable class of shares. The annual rates applicable are 0.25% for Class A shares, 1.00% for Class B shares and 1.00% for Class C (level load) shares. Currently, Class Y shares are not subject to a 12b-1 fee. Prior to September 18, 1999, the annual rates applicable were .50% for Class A shares, 1.00% for Class B shares (except GE Short-Term Government Fund which was .85%) and .25% for Class C shares (see Note 8 for additional information).

GEID has agreed that once Class B shares automatically convert to Class A shares, six years after the date of purchase (eight years in the case of shares acquired or exchanged from shares of Investors Trust Funds), such shareholders will become subject to the .25% distribution and/or shareholder services fees attributable to Class A shares.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

TRUSTEES COMPENSATION The Funds pay no compensation to their Trustees who are officers or employees of GEAM or its affiliates. Trustees who are not such officers or employees also serve in a similar capacity for other Funds advised by GEAM. The Trustees receive an annual fee of $48,000 and an additional fee of $500 per Trustees' meeting attended in person. These fees are allocated proportionally among all of the Funds served by the Trustees and are based upon the relative net assets of each Fund.

OTHER For the period ended March 31, 2001, the Trust was informed that GEID acting as underwriter received net commissions of $31,529 from the sale of Class A shares and $155,043 in contingent deferred sales charges from redemptions of Class B and Class C shares.



5.   SUB-ADVISORY FEES

Pursuant to investment sub-advisory agreements with GEAM, Palisade Capital Management, LLC ("Palisade") is the Sub-Adviser to the Small-Cap Value Equity Fund; effective May 1, 2001, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the GE S&P 500 Index Fund (prior thereto a division of SSgA's parent company served as the sub-adviser to that Fund); and Miller Anderson & Sherrerd, LLP ("MAS") is the Sub-Adviser to the GE High Yield Fund.

Palisade, SSgA and MAS are responsible for the day-to-day portfolio management of the assets of the GE Small-Cap Value Equity Fund, the S&P 500 Index Fund and the GE High Yield Fund, respectively, including the responsibility for making decisions to buy, sell or hold a particular security, under the general supervision of GEAM and the Board.

For their services, GEAM pays Palisade, SSgA and MAS monthly sub-advisory fees which are calculated as a percentage of the average daily net assets of the respective Funds.

Effective October 1, 2000, GEAM, as Investment Adviser to GE Mid-Cap Value Equity Fund and GE Tax-Exempt Fund, assumed day-to-day portfolio management responsibility from NWQ Investment Management Company and Brown Brothers Harriman & Co., the previous Sub-Advisers to GE Mid-Cap Value Equity Fund and GE Tax-Exempt Fund, respectively.





6.   INVESTMENT TRANSACTIONS

PURCHASES AND SALES OF SECURITIES The cost of purchases and the proceeds from sales of investments, other than short-term securities and options, for the period ended March 31, 2001, were as follows:

                                                                    Purchases                                  Sales
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                              $234,884,048                             $241,406,422
GE Value Equity Fund                                               30,300,211                               24,085,688
GE Mid-Cap Growth Fund                                              8,063,686                                7,835,303
GE Mid-Cap Value Equity Fund                                        9,829,076                                9,792,577
GE Small-Cap Value Equity Fund                                     39,347,896                               39,159,819
GE S&P 500 Index Fund                                               2,958,045                                  711,138
GE Global Equity Fund                                              24,121,828                               35,609,166
GE International Equity Fund                                       32,841,851                               25,957,560
GE Europe Equity Fund                                               5,559,215                                5,085,539
GE Emerging Markets Fund                                            7,424,017                                7,034,642
GE Premier Growth Equity Fund                                      44,861,781                               26,118,030
GE Premier Research Equity Fund                                    10,395,524                                9,957,095
GE Premier International Equity Fund                                2,992,703                                2,867,059
GE Premier Value Equity Fund                                        8,555,434                                5,862,314
GE Fixed Income Fund                                              257,187,934                              239,803,572
GE Government Securities Fund                                     213,875,240                              226,054,405
GE Short-Term Government Fund                                      12,676,326                               54,289,297
GE Tax-Exempt Fund                                                  2,875,126                                2,875,126
GE High Yield Fund                                                 11,381,811                                9,585,253
GE Strategic Investment Fund                                      140,402,909                              131,714,703


                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION Aggregate gross unrealized appreciation/(depreciation) of investments for each Fund at March 31, 2001, was as follows:


                                                                                                                     Net
                                                           Gross                       Gross                     Unrealized
                                                        Unrealized                  Unrealized                  Appreciation/
                                                       Appreciation                Depreciation                (Depreciation)
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                    $81,597,061                 $53,111,676                 $ 28,485,385
GE Value Equity Fund                                    11,875,484                   4,932,939                    6,942,545
GE Mid-Cap Growth Fund                                   5,402,513                   4,412,202                      990,311
GE Mid-Cap Value Equity Fund                             1,898,934                     797,218                    1,101,716
GE Small-Cap Value Equity Fund                           5,766,702                   2,409,727                    3,356,975
GE S&P 500 Index Fund                                    1,601,288                   7,471,319                   (5,870,031)
GE Global Equity Fund                                    3,798,878                   8,365,354                   (4,566,476)
GE International Equity Fund                             2,334,378                  12,209,616                   (9,875,238)
GE Europe Equity Fund                                      744,090                   2,249,188                   (1,505,098)
GE Emerging Markets Fund                                 1,203,878                   7,815,039                   (6,611,161)
GE Premier Growth Equity Fund                           16,907,208                  30,856,935                  (13,949,727)
GE Premier Research Equity Fund                            526,207                   1,705,409                   (1,179,202)
GE Premier International Equity Fund                       272,613                   2,389,271                   (2,116,658)
GE Premier Value Equity Fund                             1,720,692                     469,092                    1,251,600
GE Fixed Income Fund                                     4,288,085                   1,454,830                    2,833,255
GE Government Securities Fund                            8,741,302                     653,516                    8,087,786
GE Short-Term Government Fund                              535,664                      21,597                      514,067
GE Tax-Exempt Fund                                         946,861                      19,245                      927,616
GE High Yield Fund                                         867,923                   7,274,803                   (6,406,880)
GE Strategic Investment Fund                            25,625,855                  10,684,470                   14,941,385

The aggregate cost of each Fund's investments was substantially the same for book and federal income tax purposes at March 31, 2001.



OPTIONS During the period ended March 31, 2001, the following option contracts were written:



                                                                    GE Emerging                           GE Small-Cap
                                                                   Markets Fund                         Value Equity Fund
                                                        ---------------------------------       -----------------------------
                                                            Number                                  Number
                                                         of Contracts           Premium          of Contracts         Premium
-----------------------------------------------------------------------------------------------------------------------------

Balance as of September 30, 2000                              --              $      --               --            $      --
Written                                                       21                 26,453               93               16,202
Closed and Expired                                           (21)               (26,453)             (93)             (16,202)
Exercised                                                     --                     --               --                   --
Balance as of March 31, 2001                                  --              $      --               --            $      --

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)

SWAP AGREEMENTS Open swap transactions held by the Funds consisted of the following as of March 31, 2001:



GE Fixed Income Fund                                                                                              Notional Amount
-----------------------------------------------------------------------------------------------------------------------------------

Total Return Swap with Morgan Stanley Capital Services Inc. on the Lehman
Brothers Asset Backed Securities Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 35 basis points monthly,
expires April 30, 2001.                                                                                                $1,574,000

Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 35 basis
points monthly, expires June 29, 2001.                                                                                 $2,758,000



GE Strategic Investment Fund                                                                                      Notional Amount
-----------------------------------------------------------------------------------------------------------------------------------

Total Return Swap with Morgan Stanley Capital Services Inc. on the Lehman
Brothers Asset Backed Securities Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 35 basis points monthly,
expires April 30, 2001.                                                                                                $1,554,000

Total Return Swap with Morgan Stanley Capital Services Inc. on the investment grade portion of the Lehman Brothers CMBS Index. Fund receives/pays the positive/negative return on the Index and pays one month LIBOR minus 35 basis
points monthly, expires June 29, 2001.                                                                                 $1,578,000

SECURITY LENDING At March 31, 2001, the following Funds participated in securities lending:



                                                    Loaned securities
                                                (including accrued interest)              Cash Collateral
-----------------------------------------------------------------------------------------------------------------------------------

GE Fixed Income Fund                                    $ 17,805,465                        $ 18,061,294
GE Government Securities Fund                             29,783,779                          30,412,669
GE Short-Term Government Fund                                792,379                             805,921


                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)



7.   BENEFICIAL INTEREST

The number of shareholders each owning 5% or more of a Fund are listed below. The total percentage of a Fund held by such shareholders as well as percentage of a Fund held by certain directly and indirectly wholly-owned subsidiaries of General Electric Company and their respective investment plans ("GE Affiliates") at March 31, 2001 are:


                                                           5% or Greater Shareholders
                                                         -----------------------------                    % of FUND Held by
                                                           Number       % of Fund Held                    GE Affiliates*
---------------------------------------------------------------------------------------------------------------------------

GE U.S. Equity Fund                                           3               24%                            24%
GE Value Equity Fund                                          1                6%                             6%
GE Mid-Cap Growth Fund                                        1               19%                            19%
GE Mid-Cap Value Fund                                         1               77%                            77%
GE Small-Cap Value Fund                                       4               52%                            52%
GE S&P 500 Index Fund                                         1               78%                            78%
GE Global Equity Fund                                         1               21%                            21%
GE International Equity Fund                                  6               49%                            38%
GE Europe Equity Fund                                         1               79%                            79%
GE Emerging Markets Fund                                      3               68%                            68%
GE Premier Growth Equity Fund                                 1                7%                             7%
GE Premier Research Equity Fund                               1               74%                            74%
GE Premier International Equity Fund                          1               80%                            80%
GE Premier Value Equity Fund                                  1               73%                            73%
GE Fixed Income Fund                                          4               27%                            27%
GE Short-Term Government Fund                                 1                8%                             8%
GE Tax-Exempt Fund                                            1               18%                             0%
GE High Yield Fund                                            2               71%                            71%
GE Strategic Investment Fund                                  4               29%                            29%

The GE LifeStyle Moderate Strategy Fund, GE Lifestyle Conservative Allocation Fund and GE Lifestyle Aggressive Allocation Fund, each an open-ended management investment company operating as a "fund of funds" that is advised by GEAM, also owned 5% or more of the outstanding shares of certain Funds.

Investment activities of these shareholders could have a material impact on the Funds.

* Included in the 5% or Greater Shareholder Percentage.

                        NOTES TO FINANCIAL STATEMENTS MARCH 31, 2001 (UNAUDITED)



8.   CAPITAL STOCK

On June 11, 1999, the Board of Trustees of GE Funds approved a share class redesignation (the "Redesignation") for each of the Funds, except the GE Money Market Fund, effective at the close of business September 17, 1999. The Redesignation combined each Fund's respective Class A and Class C shares into a single class designated as Class A. For each of the Funds effected by the Redesignation, except the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class A shares were merged into Class C shares and Class C shares were renamed Class A shares. For the GE Value Equity Fund, GE Mid-Cap Growth Fund, GE Government Securities Fund and GE Tax-Exempt Fund, Class C shares were merged into Class A shares. The Redesignation was completed to simplify the structure and increase the operating efficiencies of the Funds. For tax purposes, the Redesignation results in a non-taxable exchange of shares. Additionally, Class D shares were renamed Class Y shares.

On September 30, 1999 a new class of shares, the Class C (level load) shares, were created and offered for public sale effective October 1, 1999 by each of the Funds then being offered (except the GE Money Market Fund).

                                                                 INVESTMENT TEAM

EUGENE K. BOLTON
--------------------------------------------------------------------------------
Portfolio Manager for GE U.S. Equity Fund
Gene is responsible for managing GEAM's U.S. Equity Operation and also personally manages the US Equity Select Strategy. Gene joined GE in 1964 and, after completing GE's Financial Management Program, held a number of financial and strategic planning positions in the U.S. and Europe. His experience includes assignments with GE's Medical Systems and Major Appliance businesses as well as Corporate Finance. Joining GE Asset Management in 1984 as Chief Financial Officer, he moved to equities as a Portfolio Manager in 1986 and managed a GE Pension Fund portfolio through 1991 when he was named to his present position. Gene is a trustee of the GE Pension Trust and GE's Employee Savings Plan as well as chairman of GEAM's Asset Allocation committee. He is also a trustee of Rensselaer Polytechnic Institute and chairman of their investment committee, a trustee of the Investment Management Workshop, and a past member of the New York Stock Exchange Pension Advisory Committee. Gene is a graduate of Mundelein College with a BA degree in Business and Management.

CHRIS BROWN
--------------------------------------------------------------------------------
Co-Portfolio Manager for GE Premier Research Equity Fund
Chris Brown is a Senior Vice President with GE Asset Management. He is responsible for managing a number of institutional portfolios, including the co-managed GE U.S. Research Select portfolio, which is part of the GE US Equity portfolio. Chris began his career at GE in 1981, spending two years in the Financial Management Program. He then spent the next two years as an International Sector Financial Analyst with Sadelmi New York, Inc., a GE subsidiary, and joined Stamford, CT-based GE Asset Management in 1985. Chris is a cum laude graduate in economics from Bucknell University and is the holder of a Chartered Financial Analyst designation.

DAVID CARLSON
--------------------------------------------------------------------------------
Portfolio Manager for the GE Premier Growth Equity Fund
Co-Portfolio Manager for the GE Strategic Investment Fund
Dave Carlson is the Senior Vice President with GE Asset Management responsible for managing U.S. and Growth equity portfolios. He joined GE in 1980 as part of the GE Financial Management Program. He has nineteen years investment experience. He is a Trustee for the GE Canada Pension Trust, a Chartered Financial Analyst, and a member of the New York Society of Security Analysts. Dave is a graduate of Indiana University with a BS in Finance.

MICHAEL CAUFIELD
--------------------------------------------------------------------------------
Portfolio Manager for the GE Tax-Exempt Fund
Michael Caufield, Senior Vice President and Portfolio Manager, leads GEAM's fixed income municipal bond team. Mike has over 23 years investment experience in the municipal bond market. Prior to joining GEAM, Mike was Vice President and Director of Tax Exempt Unit Investment Trust Research at E.F. Hutton & Company for five years and a credit analyst at Moody's Investor Service and Dun & Bradstreet for five years. Mike received his Bachelor of Science in Finance from Fordham University.

PETER HATHAWAY
--------------------------------------------------------------------------------
Portfolio Manager for GE Value Equity Fund
Pete is a Senior Vice president of GE Asset Management and heads the US Large Cap Value Equity Team. Mr. Hathaway has more than thirty-nine years of investment experience and has been with GE Asset Management since 1985. He was a Senior Vice President and Portfolio Manager at Ameritrust from 1975 to 1985, and has previously held positions at Merrill Lynch, Equitable Life and US Trust. Mr. Hathaway holds a Bachelor's degree in Finance from Arizona State University and an MBA from the Wharton School at the University of Pennsylvania.

BRIAN HOPKINSON
--------------------------------------------------------------------------------
Portfolio Manager for the GE Premier International Equity Fund
Brian Hopkinson is Senior Vice President and Portfolio Manager with GE Asset Management's International Equities team. Brian joined GEAM in 1996. He has twenty-two years of investment experience, eleven years earned in London and eleven in the New York/Stamford area. Before joining GE Asset Management he was with the Columbus Circle Investors and Fiduciary Trust Company International. He received a Bachelor of Science (Honours) degree in Mathematics/ Statistics from the University of Leeds and is an Associate of the Institute of Actuaries.

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                                                     INVESTMENT TEAM (CONTINUED)

RALPH LAYMAN
--------------------------------------------------------------------------------
Portfolio Manager for GE International Equity Fund
Portfolio Manager for GE Emerging Markets Fund
Co-Portfolio Manager for GE Global Equity Fund
Co-Portfolio Manager for the GE Strategic Investment Fund
Ralph Layman is responsible for managing GE Asset Management's International Equity operations. Ralph is an Executive Vice President of GEAM, a Trustee for the GE Pension Trust and a member of the Asset Allocation committee. He has twenty-one years of experience in the business, including five years as a Vice President and Portfolio Manager of Templeton Investment Counsel, Inc. where he managed global equity institutional accounts. He was instrumental in forming Templeton's Emerging Markets Fund, the first listed emerging markets equity fund in the U.S. in 1987. Ralph is the holder of a Chartered Financial Analyst designation, a charter member of the International Society of Security Analysts and a member of the New York Society of Security Analysts. He is also a member of the New York Stock Exchange International Capital Markets Advisory Committee and a member of the Frank Russell 20/20 Executive Committee. He holds a BS in Economics and an MS in Finance from the University of Wisconsin.

ROBERT MACDOUGALL
--------------------------------------------------------------------------------
Portfolio Manager for the GE Fixed Income Fund Portfolio Manager for the GE Government Securities Fund Portfolio Manager for the GE Short Term Government Fund Portfolio Manager for the GE Money Market Fund Co-Portfolio Manager for the GE Strategic Investment Fund
Robert MacDougall is Chief Investment Officer and Lead Portfolio Manager for GE Asset Management's fixed income investment team. Bob joined GEAM in 1986 as Vice President. He became a Senior Vice President in 1993 and Executive Vice President in 1997. Bob has over twenty-eight years of investment experience. Prior to joining GEAM, Bob held a variety of Financial Management positions within GE's Corporate Treasury and Financial Planning departments. Bob received both his Masters and Bachelor in Business Administration from the University of Massachusetts.



PAUL REINHARDT
--------------------------------------------------------------------------------
Portfolio Manager for GE Premier Value Equity Fund
Paul Reinhardt is the Senior Vice President with GE Asset Management responsible for U.S. Large Cap Value equity portfolios. Paul has nineteen years investment experience with GEAM. Paul holds an MBA from Columbia University, a BA in Economics from Hartwick College, and is a member of the New York Society of Security Analysts. He is also a holder of a Chartered Financial Analyst designation.

RICHARD L. SANDERSON
--------------------------------------------------------------------------------
Co-Portfolio Manager for GE Premier Research Equity Fund
Dick Sanderson, Senior Vice President, is responsible for directing the efforts of the U.S. Equity research team. In addition, Dick shares portfolio management responsibility for the U.S. Equity Select and U.S. Research Select portfolios. He has twenty-nine years of investment experience, six with GE Asset Management. Prior to joining GEAM, Dick held positions with Alliance Capital, Neuberger and Berman, Investors Diversified Services, First National Bank of Denver, and Northern Trust Company. During his career, he was voted "Best of Buy Side" three times by Institutional Investor magazine. He received both a BA (Anthropology) and MBA (Finance) from the University of Michigan and is the holder of a Chartered Financial Analyst designation.

MICHAEL SOLECKI
--------------------------------------------------------------------------------
Portfolio Manager for the GE Europe Equity Fund
Co-Portfolio Manager for GE Global Equity Fund
Michael Solecki is Senior Vice President of GE Asset Management with International Equity portfolio management responsibilities, with particular research emphasis on European securities. Michael has fourteen years of investment experience, ten of them with GE. After completing the GE Financial Management Program, Michael became an international securities analyst with GE Asset Management. He was based in our affiliated European office in London, England from 1992-1995. Before joining GE, Michael worked for Monarch Capital Corporation as a financial analyst. He has an MBA from Fordham University, a BS in Finance from Western New England College and is a holder of the Chartered Financial Analyst designation.



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                                                     INVESTMENT TEAM (CONTINUED)

CHIP WHITMAN
--------------------------------------------------------------------------------
Portfolio Manager for the GE Mid-Cap Value Equity Fund
Portfolio Manager for the GE Mid-Cap Growth Fund
Chip Whitman is Senior Vice President with GE Asset Management responsible for managing the U.S. Mid Cap equities portfolio. Chip joined GEAM after completing GE's Financial Management Program and has sixteen years investment experience. He holds an MS degree from the MIT Sloan School of Management, a BA in Mathematics from Hamilton College and is the holder of a Chartered Financial Analyst designation.

SUB-ADVISERS
--------------------------------------------------------------------------------
Miller Anderson & Sherrerd, LLP
Sub-Adviser for the GE High Yield Fund
Robert Angevine joined Morgan Stanley Investment Management in 1996. Bob is a Principal and had managed High Yield portfolios for the Miller Anderson division and parent company Morgan Stanley & Co. since 1988. Prior to joining Morgan Stanley Investment Management, he was a managing director at Prudential Insurance, and a treasury analyst at Schering-Plough Corp., and European American Bank, and a former President of the Fixed Income Analysts Society. He received a B.A from Lafayette College. in Economics, an M.B.A. from Fairleigh Dickinson University, and served as a Lieutenant in the United States Army.

Steve Esser joined Miller Anderson & Sherrerd, LLP in 1988, which was acquired by Morgan Stanley Investment Management in 1996. Steve is a Managing Director and a member of the Credit team. He also leads the High Yield and Emerging Markets Debt teams. Prior to joining the firm, he worked in the fixed-income group at Kidder, Peabody & Co., Incorporated. Past positions also include credit analyst at First National Bank of Maryland. He graduated Summa Cum Laude with a B.S. from the University of Delaware and is a Chartered Financial Analyst.

Gordon Loery joined Miller Anderson & Sherrerd, LLP in 1996, which was acquired by Morgan Stanley Investment Management in 1996. Gordon is currently a principal of Morgan Stanley Dean Witter and was a fixed income analyst at Miller Anderson & Sherrerd, LLP from 1996 to 1999 and prior to that was a fixed income analyst at Morgan Stanley Asset Management, Inc. from 1990 to 1996.

Deanne L. Loughnane joined Miller, Anderson &Sherrerd, LLP in 1997 and is currently a principal of Morgan Stanley Dean Witter. She served as a financial analyst at Miller Anderson & Sherrerd, LLP from 1997 to 1999 and was a senior corporate bond analyst at Putnam Investments from 1993 to 1997.

Palisade Capital Management, L.L.C.
Sub-Adviser for the GE Small-Cap Value Equity Fund
The GE Small-Cap Value Equity Fund is managed by Palisade's Senior Investment Committee which is composed of the following members: Jack Feiler, Martin L. Berman, Steven E. Berman, Richard Meisenberg, and Dennison Veru. Jack Feiler, Chief Investment Officer of Palisade, has day-to-day responsibility for managing the Fund and works with the Senior Investment Committee in developing and executing the Fund's investment program.

Jack has more than 30 years of investment experience and has served as the principal small-cap portfolio manager at Palisade since the commencement of Palisade's operations in April 1995. Prior to joining Palisade, Jack worked for Burnham & Co. as an Account Executive and was promoted to Senior Executive Vice President of Broad Street Investment Management in 1981. In 1990, he joined Smith Barney as Senior Vice President of Investments. Jack received his Bachelor's degree in 1964 from City College of New York and his Juris Doctor degree from Brooklyn Law School in 1967.

SSgA Funds Management, Inc.
Sub-Adviser for the GE S&P 500 Index Fund
Effective May 1, 2001, SSgA Funds Management, Inc. ("SSgA") is the Sub-Adviser to the GE S&P 500 Index Fund. SSgA assumed this role from State Street Global Advisors, a division of State Street Bank and Trust Company, an affiliate of SSgA. The GE S&P 500 Index Fund is managed by a team of portfolio managers led by Karl A. Schneider. Since 1999, Karl has been a Principal and portfolio manager in the U.S. Structured Products Group of the State Street Bank and Trust Company organization. Prior to joining the U.S. Structured Products Group, Karl was a portfolio manager in the firm's Currency Risk Management Group. Karl holds B.S. degrees in Finance and Investments from Babson College.

                                      161

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                                                     INVESTMENT TEAM (CONTINUED)

TRUSTEES
Michael J. Cosgrove

John R. Costantino
Alan M. Lewis
William J. Lucas
Robert P. Quinn

SECRETARY
Matthew J. Simpson

TREASURER
Michael J. Tansley

ASSISTANT TREASURER
Michael M. D'Ambrosio

OFFICERS OF THE INVESTMENT ADVISER
John H. Myers, President

Eugene K. Bolton, EVP, Domestic Equities

Michael J. Cosgrove, EVP, Mutual Funds

John J. Walker, EVP, Chief Financial Officer

Ralph R. Layman, EVP, International Equities

Alan M. Lewis, EVP, General Counsel and Secretary

Robert A. MacDougall, EVP, Fixed Income

Geoffrey R. Norman, EVP, Marketing

Don W. Torey, EVP, Alternative Investments and Real Estate



INVESTMENT ADVISER AND ADMINISTRATOR
GE Asset Management Incorporated
3003 Summer Street
Stamford, CT 06905

DISTRIBUTOR
GE Investment Distributors, Inc
Member NASD and SIPC

SHAREHOLDER SERVICING AGENT
AND TRANSFER AGENT
NFDS
P.O. Box 219631
Kansas City, MO  64141-9631

CUSTODIAN
State Street Bank & Trust Company

COUNSEL
Willkie Farr & Gallagher

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP



                                                           SHAREHOLDER INQUIRIES


Please contact your financial advisor, or if you receive account statements directly from GE Funds, call (800) 242-0134. Telephone representatives are available from 8:30 am to 8:00 pm. Correspondence can be mailed to: GE FUNDS C/O NFDS
330 WEST 9TH STREET
KANSAS CITY, MO  64105
(816) 843-7335

Also, visit us on the web at gefn.com/mutualfunds.

Y SHARE CLASS INVESTORS:  Contact your designated GE Asset Management account representative.

401(K) PLAN INVESTORS:    Call your company's designated plan number.

At GE, we're dedicated to providing the investment options you'll need to tailor your financial portfolio to every stage of your life. Each member of the GE Family of Funds is managed according to the same principles of integrity and quality that have guided GE over the past century, and have made it the world-class company that it is today. Each fund draws strength from a tradition of investment management that spans more than 70 years. Whether you're creating a new investment portfolio or adding to an established one, the GE Family of Funds offers an array of professionally managed investment options that will help you meet a lifetime of financial needs.

The GE Family of Funds is just one of the investment product lines available through GE Financial Assurance -- a dynamic family of investment and insurance companies devoted to providing financial solutions to consumers seeking to accumulate, preserve and protect wealth over their lifetimes.

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INVESTMENT ADVISER
GE ASSET MANAGEMENT INCORPORATED
3003 Summer Street
Stamford, CT  06905

DISTRIBUTOR
GE INVESTMENT DISTRIBUTORS, INC.
member NASD and SIPC
777 Long Ridge Road
Stamford, CT  06927

www.gefn.com/mutualfunds

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